UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 29, 2012

Date of reporting period: August 31, 2012

ITEM 1. REPORT TO SHAREHOLDERS

Wells Fargo Advantage Dow Jones Target Date Funds

Semi-Annual Report

August 31, 2012

■	Wells Fargo Advantage Dow Jones Target Today FundSM

■	Wells Fargo Advantage Dow Jones Target 2010 FundSM

■	Wells Fargo Advantage Dow Jones Target 2015 FundSM

■	Wells Fargo Advantage Dow Jones Target 2020 FundSM

■	Wells Fargo Advantage Dow Jones Target 2025 FundSM

■	Wells Fargo Advantage Dow Jones Target 2030 FundSM

■	Wells Fargo Advantage Dow Jones Target 2035 FundSM

■	Wells Fargo Advantage Dow Jones Target 2040 FundSM

■	Wells Fargo Advantage Dow Jones Target 2045 FundSM

■	Wells Fargo Advantage Dow Jones Target 2050 FundSM

■	Wells Fargo Advantage Dow Jones Target 2055 FundSM

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

Contents

Letter to shareholders	2

Performance highlights	5

Fund expenses	19

Portfolio of investments
Wells Fargo Advantage Dow Jones
Target Today Fund	23
Wells Fargo Advantage Dow Jones
Target 2010 Fund	23
Wells Fargo Advantage Dow Jones
Target 2015 Fund	23
Wells Fargo Advantage Dow Jones
Target 2020 Fund	24
Wells Fargo Advantage Dow Jones
Target 2025 Fund	24
Wells Fargo Advantage Dow Jones
Target 2030 Fund	24
Wells Fargo Advantage Dow Jones
Target 2035 Fund	25
Wells Fargo Advantage Dow Jones
Target 2040 Fund	25
Wells Fargo Advantage Dow Jones
Target 2045 Fund	25
Wells Fargo Advantage Dow Jones
Target 2050 Fund	26
Wells Fargo Advantage Dow Jones
Target 2055 Fund	26

Financial statements
Statements of assets and liabilities	28
Statements of operations	30
Statements of changes in net assets	32
Financial highlights	44

Notes to financial statements	66

The views expressed and any forward-looking statements are as of August 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The tactical asset allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $213 billion in assets under management, as of August 31, 2012.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Total Return Bond Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Income Plus Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Dow Jones Target Date Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The beginning of the period was marked by increased confidence that the U.S. economy was staging a fragile recovery, but some of that positive momentum was offset by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Dow Jones Target Date FundsSM for the six-month period that ended August 31, 2012. The beginning of the period was marked by increased confidence that the U.S. economy was staging a fragile recovery, but some of that positive momentum was offset by continued concerns about the possible effects that the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain—would have on the global economy. As measured by various Russell Indexes, large-cap U.S. stocks posted solid gains for the period. However, indexes of small-cap stocks—which tend to be more economically sensitive—returned modest gains or minor losses. Major international stock indexes ended the period with losses in U.S. dollar terms. From a fixed-income perspective, both the U.S. and international bond markets realized positive total returns during the reporting period. Specifically, U.S. corporate debt—both investment-grade and high-yield—led the major bond sectors, outperforming both U.S. mortgage-backed securities and U.S. Treasury securities during the six-month period.

Macroeconomic optimism faded as global growth slowed and worries rose.

Early in the reporting period, global economic numbers supported the case for a gradual recovery. Real gross domestic product (GDP) growth for the U.S. remained positive in the first quarter of 2012, with GDP increasing by 2.0% on an annualized basis.

Concerns about the Greek credit crisis waxed and waned ahead of and throughout the six-month period. At the onset of the reporting period, in March 2012, the Greek government came to an agreement with its creditors, allowing the country to write down the principal on most of its bonds in exchange for increased financial austerity. By the end of the reporting period, however, the agreement appeared to be on the verge of unraveling. In May 2012, legislative elections left no single party with enough seats to form a government, and none of the parties were able to form a ruling coalition. Even more worrisome, Spain nationalized Bankia—the nation’s fourth-largest bank—putting more than
19 billion euros into the bank after it suffered heavy losses from property loans. The move refocused investor attention on Spain’s weak economy and depressed property sector, and Spanish bonds sold off.

By mid-June 2012, analysts were openly discussing the possibility of a crisis within the European banking system, a worry that remained near the forefront as the reporting period ended. During the final month of the six-month period, however, the European Central Bank (ECB) and several key members of the eurozone, including France and Germany, announced their commitment to maintaining the integrity of the single currency. Despite the progress made across Europe in further addressing its ongoing debt issues, there remains a prolonged uncertainty about the eurozone and global economic growth.

U.S. economic data remained mixed.

For most of the period, U.S. economic data remained tepid. Reported GDP came in at a 1.7% annualized rate in the second quarter of 2012. Although GDP growth slowed during the period, continued economic growth in the U.S. contrasted with the more uncertain picture in Europe.

Letter to shareholders (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	3

The main piece of negative economic data was the unemployment rate, which remained at relatively high levels throughout the period. Although the unemployment rate declined—from 8.3% in February 2012 to 8.1% in August 2012—part of the decline could be attributed to a decline in the labor force. (Individuals are only counted as unemployed if they are officially looking for work.) Toward the end of the period, data indicated that the U.S. economy was adding fewer jobs than expected, leading to concerns that the country’s economic growth was slowing.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and financial system. In early January 2012, prior to the reporting period, in response to extreme market volatility and signs of a weakening economy, the Federal Reserve (Fed) restated its intention to keep interest rates low until, at least, late 2014. After the reporting period, this timeline was revised to late 2015 following the FOMC meeting on September 13, 2012, based, in part, on the sluggish labor market.

At the beginning of the period, the ECB had a key rate of 1.00%, which it had lowered from its previous level of 1.25% in response to weakness in the southern European economies. In July 2012, the ECB again cut its main interest rate to a historic low of 0.75%, in hopes of offering relief to the eurozone’s sluggish economy amid signs that inflationary pressures were fading.

We use time-tested investment strategies, even as many variables are at work in the market.

The full effect of the credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. In our experience, strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps to manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and financial system.

4	Wells Fargo Advantage Dow Jones Target Date Funds	Letter to shareholders (unaudited)

Notice to Shareholders

At a meeting held on August 14-15, 2012, the Board of Trustees approved the following changes to the Wells Fargo Advantage Dow Jones Target Date Funds series:

■	The renaming and modification of Institutional Class shares to assume the features and attributes of Class R6 shares by May 31, 2013.

■	The implementation of new expense caps for certain classes.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	5

Wells Fargo Advantage Dow Jones Target Date Funds1

Investment objective

Each Fund’s objective is to approximate, before fees and expenses, the total return of the appropriate Dow Jones Target Date Index as specified in the following table:

Wells Fargo Advantage Dow Jones Target Date Funds	Corresponding Dow Jones Target Date Index
Target Today Fund	Dow Jones Target Today Index
Target 2010 Fund	Dow Jones Target 2010 Index
Target 2015 Fund	Dow Jones Target 2015 Index
Target 2020 Fund	Dow Jones Target 2020 Index
Target 2025 Fund	Dow Jones Target 2025 Index
Target 2030 Fund	Dow Jones Target 2030 Index
Target 2035 Fund	Dow Jones Target 2035 Index
Target 2040 Fund	Dow Jones Target 2040 Index
Target 2045 Fund	Dow Jones Target 2045 Index
Target 2050 Fund	Dow Jones Target 2050 Index
Target 2055 Fund	Dow Jones Target 2055 Index

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Global Index Advisors, Inc.

Portfolio managers

Rodney H. Alldredge

James P. Lauder

Paul T. Torregrosa, Ph.D

The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). These Funds are exposed to foreign investment risk, mortgage- and asset-backed securities risk, smaller-company investment risk and allocation methodology risk (risk that the allocation methodology of the Dow Jones Target Date Index, whose total returns the Funds seek to approximate, before fees and expenses, will not meet an investor’s goals). Consult the prospectus for additional information on these and other risks.

Please see footnotes on page 18.

6	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target Today Fund

Average annual total returns (%) as of August 31, 2012

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STWRX)*	3-1-94	(1.78)	3.42	4.36	4.23	4.66	4.98	1.07	0.96
Class B (WFOKX)**	8-1-98	(1.61)	3.53	4.45	3.39	3.87	4.45	1.82	1.71
Class C (WFODX)	12-1-98	2.43	3.86	4.20	3.43	3.86	4.20	1.82	1.71
Administrator Class (WFLOX)	11-8-99	–	–	–	4.34	4.84	5.25	0.91	0.80
Institutional Class (WOTDX)[4]	6-29-04	–	–	–	4.70	5.17	5.48	0.64	0.45
Investor Class (WFBTX)[4]	1-31-07	–	–	–	4.31	4.81	5.22	1.13	0.86
Dow Jones Target Today Index[5]	–	–	–	–	5.03	5.68	6.31	–	–
Russell 3000® Index[6]	–	–	–	–	17.03	1.50	7.01	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.78	6.66	5.48	–	–

*	Class A shares are closed to new investors.
**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Performance shown without sales charge would be lower if sales charges were reflected. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 18.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	7

Target 2010 Fund

Average annual total returns (%) as of August 31, 2012

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STNRX)*	3-1-94	(1.36)	2.61	4.66	4.62	3.83	5.29	1.08	0.99
Class B (SPTBX)**	3-1-97	(1.23)	2.70	4.76	3.77	3.05	4.76	1.83	1.74
Class C (WFOCX)	12-1-98	2.85	3.06	4.52	3.85	3.06	4.52	1.83	1.74
Administrator Class (WFLGX)	11-8-99	–	–	–	4.77	4.05	5.56	0.92	0.83
Institutional Class (WFOAX)[4]	6-29-04	–	–	–	5.20	4.37	5.78	0.65	0.48
Investor Class (WFCTX)[4]	1-31-07	–	–	–	4.78	4.01	5.52	1.14	0.89
Dow Jones Target 2010 Index[5]	–	–	–	–	5.49	4.89	7.24	–	–
Russell 3000® Index[6]	–	–	–	–	17.03	1.50	7.01	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.78	6.66	5.48	–	–

*	Class A shares are closed to new investors.
**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Performance shown without sales charge would be lower if sales charges were reflected. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 18.

8	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2015 Fund

Average annual total returns (%) as of August 31, 2012

					Expense ratios[2] (%)
	Inception date	1 year	5 year	Since inception	Gross	Net[3]
Administrator Class (WFFFX)	6-29-07	5.25	3.36	3.26	0.92	0.84
Institutional Class (WFSCX)	6-29-07	5.57	3.64	3.53	0.65	0.49
Investor Class (WFQEX)	6-29-07	5.18	3.32	3.23	1.14	0.90
Dow Jones Target 2015 Index[5]	–	5.93	4.10	4.04	–	–
Russell 3000® Index[6]	–	17.03	1.50	1.05	–	–
Barclays U.S. Aggregate Bond Index[7]	–	5.78	6.66	6.86	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 18.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	9

Target 2020 Fund

Average annual total returns (%) as of August 31, 2012

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STTRX)*	3-1-94	(0.36)	1.20	4.96	5.72	2.41	5.58	1.05	1.01
Class B (STPBX)**	3-1-97	(0.11)	1.26	5.05	4.89	1.64	5.05	1.80	1.76
Class C (WFLAX)	12-1-98	3.86	1.63	4.81	4.86	1.63	4.81	1.80	1.76
Administrator Class (WFLBX)	11-8-99	–	–	–	5.82	2.63	5.85	0.89	0.85
Institutional Class (WFOBX)[4]	6-30-04	–	–	–	6.25	2.93	6.09	0.62	0.50
Investor Class (WFDTX)[4]	1-31-07	–	–	–	5.76	2.56	5.82	1.11	0.91
Dow Jones Target 2020 Index[5]	–	–	–	–	6.54	3.34	8.09	–	–
Russell 3000® Index[6]	–	–	–	–	17.03	1.50	7.01	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.78	6.66	5.48	–	–

*	Class A shares are closed to new investors.
**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Performance shown without sales charge would be lower if sales charges were reflected. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 18.

10	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2025 Fund

Average annual total returns (%) as of August 31, 2012

					Expense ratios[2] (%)
	Inception date	1 year	5 year	Since inception	Gross	Net[3]
Administrator Class (WFTRX)	6-29-07	6.58	2.17	1.80	0.91	0.85
Institutional Class (WFTYX)	6-29-07	6.86	2.42	2.04	0.64	0.50
Investor Class (WFGYX)	6-29-07	6.41	2.11	1.74	1.13	0.91
Dow Jones Target 2025 Index[5]	–	7.25	2.73	2.44	–	–
Russell 3000® Index[6]	–	17.03	1.50	1.05	–	–
Barclays U.S. Aggregate Bond Index[7]	–	5.78	6.66	6.86	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 18.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	11

Target 2030 Fund

Average annual total returns (%) as of August 31, 2012

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STHRX)*	3-1-94	0.76	0.07	5.18	6.92	1.26	5.80	1.07	1.02
Class B (SGPBX)**	3-1-97	1.13	0.11	5.28	6.13	0.51	5.28	1.82	1.77
Class C (WFDMX)	12-1-98	5.06	0.50	5.03	6.06	0.50	5.03	1.82	1.77
Administrator Class (WFLIX)	11-8-99	–	–	–	7.09	1.48	6.08	0.91	0.86
Institutional Class (WFOOX)[4]	6-29-04	–	–	–	7.47	1.77	6.30	0.64	0.51
Investor Class (WFETX)[4]	1-31-07	–	–	–	7.05	1.43	6.04	1.13	0.92
Dow Jones Target 2030 Index[5]	–	–	–	–	7.79	2.13	8.74	–	–
Russell 3000® Index[6]	–	–	–	–	17.03	1.50	7.01	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.78	6.66	5.48	–	–

*	Class A shares are closed to new investors.
**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Performance shown without sales charge would be lower if sales charges were reflected. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 18.

12	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2035 Fund

Average annual total returns (%) as of August 31, 2012

					Expense ratios[2] (%)
	Inception date	1 year	5 year	Since inception	Gross	Net[3]
Administrator Class (WFQWX)	6-29-07	7.44	1.17	0.66	0.93	0.87
Institutional Class (WFQRX)	6-29-07	7.84	1.52	0.99	0.66	0.52
Investor Class (WFQTX)	6-29-07	7.47	1.13	0.62	1.15	0.93
Dow Jones Target 2035 Index[5]	–	8.19	1.67	1.22	–	–
Russell 3000® Index[6]	–	17.03	1.50	1.05	–	–
Barclays U.S. Aggregate Bond Index[7]	–	5.78	6.66	6.86	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 18.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	13

Target 2040 Fund

Average annual total returns (%) as of August 31, 2012

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STFRX)*	3-1-94	1.33	(0.57)	5.52	7.54	0.62	6.15	1.08	1.03
Class B (SLPBX)**	3-1-97	1.77	(0.55)	5.62	6.77	(0.14)	5.62	1.83	1.78
Class C (WFOFX)	7-1-98	5.79	(0.14)	5.38	6.79	(0.14)	5.38	1.83	1.78
Administrator Class (WFLWX)	11-8-99	–	–	–	7.73	0.84	6.43	0.92	0.87
Institutional Class (WFOSX)[4]	6-30-04	–	–	–	8.17	1.14	6.66	0.65	0.52
Investor Class (WFFTX)[4]	1-31-07	–	–	–	7.68	0.77	6.39	1.14	0.93
Dow Jones Target 2040 Index[5]	–	–	–	–	8.45	1.43	8.81	–	–
Russell 3000® Index[6]	–	–	–	–	17.03	1.50	7.01	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.78	6.66	5.48	–	–

*	Class A shares are closed to new investors.
**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Performance shown without sales charge would be lower if sales charges were reflected. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 18.

14	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2045 Fund

Average annual total returns (%) as of August 31, 2012

					Expense ratios[2] (%)
	Inception date	1 year	5 year	Since inception	Gross	Net[3]
Administrator Class (WFQYX)	6-29-07	7.85	1.02	0.51	0.94	0.87
Institutional Class (WFQPX)	6-29-07	8.19	1.30	0.78	0.67	0.52
Investor Class (WFQSX)	6-29-07	7.75	0.96	0.43	1.16	0.93
Dow Jones Target 2045 Index[5]	–	8.57	1.43	0.95	–	–
Russell 3000® Index[6]	–	17.03	1.50	1.05	–	–
Barclays U.S. Aggregate Bond Index[7]	–	5.78	6.66	6.86	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 18.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	15

Target 2050 Fund

Average annual total returns (%) as of August 31, 2012

					Expense ratios[2] (%)
	Inception date	1 year	5 year	Since inception	Gross	Net[3]
Administrator Class (WFQDX)	6-29-07	7.90	0.94	0.45	0.93	0.87
Institutional Class (WFQFX)	6-29-07	8.26	1.25	0.76	0.66	0.52
Investor Class (WFQGX)	6-29-07	7.81	0.89	0.40	1.15	0.93
Dow Jones Target 2050 Index[5]	–	8.57	1.43	0.95	–	–
Russell 3000® Index[6]	–	17.03	1.50	1.05	–	–
Barclays U.S. Aggregate Bond Index[7]	–	5.78	6.66	6.86	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 18.

16	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2055 Fund

Average annual total returns (%) as of August 31, 2012

				Expense ratios[2] (%)
	Inception date	1 year	Since inception	Gross	Net[3]
Administrator Class (WFLHX)	6-30-11	7.86	(0.19)	4.08	0.87
Institutional Class (WFQUX)	6-30-11	8.27	0.13	3.81	0.52
Investor Class (WFQHX)	6-30-11	7.81	(0.24)	4.30	0.93
Dow Jones Target 2055 Index[5]	–	8.57	0.02	–	–
Russell 3000® Index[6]	–	17.03	6.36	–	–
Barclays U.S. Aggregate Bond Index[7]	–	5.78	7.67	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 18.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	17

Portfolio allocations8 as of August 31, 2012

Target Today Fund	Target 2010 Fund	Target 2015 Fund

Target 2020 Fund	Target 2025 Fund	Target 2030 Fund

Target 2035 Fund	Target 2040 Fund	Target 2045 Fund

Please see footnotes on page 18.

18	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund	Target 2055 Fund

1.	The Funds are gateway funds that invest in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Date Indexes that have the same target year as the Funds. References to the investment activities of the Funds are intended to refer to the investment activities of the underlying master portfolios in which the Funds invest.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through June 30, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. Without this cap, the Fund’s returns would have been lower.

4.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. Historical performance shown for Investor Class shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to the Investor Class shares (except during those periods in which expenses of the Investor Class would have been lower than those of the Administrator Class no such adjustment is reflected).

5.	The Dow Jones Target Date Indexes (each an “index” or collectively the “indexes”) are a series of indexes designed as benchmarks for multi-asset class portfolios with risk profiles that became more conservative over time. The index weightings among the major asset classes are adjusted monthly based on a published set of index rules. The indexes with longer time horizons have higher allocations to equity securities, while the indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. The index returns reflect hypothetical back-tested performance. You cannot invest directly in an index.

6.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

7.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

8.	Each chart represents the composite of the portfolio allocations of the master portfolios in which the Fund invests and is calculated based on the total investments of the master portfolios. Portfolio holdings are subject to change and may have changed since the date specified. See Portfolio of investments of each master portfolio which is also included in this report.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	19

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2012, to August 31, 2012.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Today Fund	Beginning account value 3-1-12	Ending account value 8-31-12	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,018.42	$4.88	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.37	$4.89	0.96%
Class B
Actual	$1,000.00	$1,014.26	$8.68	1.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.59	$8.69	1.71%
Class C
Actual	$1,000.00	$1,013.50	$8.68	1.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.59	$8.69	1.71%
Administrator Class
Actual	$1,000.00	$1,018.07	$4.07	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Institutional Class
Actual	$1,000.00	$1,019.84	$2.29	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%
Investor Class
Actual	$1,000.00	$1,019.00	$4.38	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.87	$4.38	0.86%

Please see footnote on page 22.

20	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2010 Fund	Beginning account value 3-1-12	Ending account value 8-31-12	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,016.66	$5.03	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.21	$5.04	0.99%
Class B
Actual	$1,000.00	$1,012.11	$8.82	1.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.43	$8.84	1.74%
Class C
Actual	$1,000.00	$1,012.80	$8.83	1.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.43	$8.84	1.74%
Administrator Class
Actual	$1,000.00	$1,017.47	$4.22	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Institutional Class
Actual	$1,000.00	$1,019.01	$2.44	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%
Investor Class
Actual	$1,000.00	$1,017.06	$4.52	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.72	$4.53	0.89%
Target 2015 Fund
Administrator Class
Actual	$1,000.00	$1,014.14	$4.26	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.97	$4.28	0.84%
Institutional Class
Actual	$1,000.00	$1,015.88	$2.49	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
Investor Class
Actual	$1,000.00	$1,013.82	$4.57	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	$4.58	0.90%
Target 2020 Fund
Class A
Actual	$1,000.00	$1,008.55	$5.11	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$5.14	1.01%
Class B
Actual	$1,000.00	$1,005.06	$8.89	1.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.33	$8.94	1.76%
Class C
Actual	$1,000.00	$1,004.87	$8.89	1.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.33	$8.94	1.76%
Administrator Class
Actual	$1,000.00	$1,009.27	$4.30	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Institutional Class
Actual	$1,000.00	$1,011.54	$2.54	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Investor Class
Actual	$1,000.00	$1,008.96	$4.61	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.62	$4.63	0.91%

Please see footnote on page 22.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	21

Target 2025 Fund	Beginning account value 3-1-12	Ending account value 8-31-12	Expenses paid during the period¹	Net annual expense ratio
Administrator Class
Actual	$1,000.00	$1,004.41	$4.29	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Institutional Class
Actual	$1,000.00	$1,005.95	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Investor Class
Actual	$1,000.00	$1,004.10	$4.60	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.62	$4.63	0.91%
Target 2030 Fund
Class A
Actual	$1,000.00	$999.14	$5.14	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.06	$5.19	1.02%
Class B
Actual	$1,000.00	$995.64	$8.90	1.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.28	$9.00	1.77%
Class C
Actual	$1,000.00	$995.27	$8.90	1.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.28	$9.00	1.77%
Administrator Class
Actual	$1,000.00	$1,000.01	$4.34	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.87	$4.38	0.86%
Institutional Class
Actual	$1,000.00	$1,001.60	$2.57	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.60	0.51%
Investor Class
Actual	$1,000.00	$999.74	$4.64	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.57	$4.69	0.92%
Target 2035 Fund
Administrator Class
Actual	$1,000.00	$996.35	$4.38	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.82	$4.43	0.87%
Institutional Class
Actual	$1,000.00	$997.86	$2.62	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Investor Class
Actual	$1,000.00	$996.05	$4.68	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%
Target 2040 Fund
Class A
Actual	$1,000.00	$992.66	$5.17	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.01	$5.24	1.03%
Class B
Actual	$1,000.00	$989.03	$8.92	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.23	$9.05	1.78%
Class C
Actual	$1,000.00	$988.96	$8.92	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.23	$9.05	1.78%

Please see footnote on page 22.

22	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2040 Fund	Beginning account value 3-1-12	Ending account value 8-31-12	Expenses paid during the period¹	Net annual expense ratio
Administrator Class
Actual	$1,000.00	$993.60	$4.37	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.82	$4.43	0.87%
Institutional Class
Actual	$1,000.00	$995.24	$2.62	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Investor Class
Actual	$1,000.00	$993.35	$4.67	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%
Target 2045 Fund
Administrator Class
Actual	$1,000.00	$992.04	$4.37	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.82	$4.43	0.87%
Institutional Class
Actual	$1,000.00	$994.05	$2.61	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Investor Class
Actual	$1,000.00	$991.73	$4.67	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%
Target 2050 Fund
Administrator Class
Actual	$1,000.00	$992.70	$4.37	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.82	$4.43	0.87%
Institutional Class
Actual	$1,000.00	$994.26	$2.61	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Investor Class
Actual	$1,000.00	$992.44	$4.67	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%
Target 2055 Fund
Administrator Class
Actual	$1,000.00	$991.77	$4.37	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.82	$4.43	0.87%
Institutional Class
Actual	$1,000.00	$993.52	$2.61	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Investor Class
Actual	$1,000.00	$992.27	$4.67	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	23

TARGET TODAY FUND

Security name	Shares	Value

Affiliated Master Portfolios: 100.03%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$771,838,130
Wells Fargo Advantage Diversified Stock Portfolio	N/A	150,954,684
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	66,353,349

Total Affiliated Master Portfolios (Cost $930,841,937)		989,146,163

Total investments in securities
(Cost $930,841,937) *	100.03%	989,146,163
Other assets and liabilities, net	(0.03)	(289,281)

Total net assets	100.00%	$988,856,882

TARGET 2010 FUND

Security name	Shares	Value

Affiliated Master Portfolios: 100.01%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$636,795,743
Wells Fargo Advantage Diversified Stock Portfolio	N/A	181,415,793
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	33,816,399

Total Affiliated Master Portfolios (Cost $779,850,967)		852,027,935

Total investments in securities
(Cost $779,850,967) *	100.01%	852,027,935
Other assets and liabilities, net	(0.01)	(79,333)

Total net assets	100.00%	$851,948,602

TARGET 2015 FUND

Security name	Shares	Value

Affiliated Master Portfolios: 100.00%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$542,044,186
Wells Fargo Advantage Diversified Stock Portfolio	N/A	280,627,667
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	33,919,844

Total Affiliated Master Portfolios (Cost $803,109,040)		856,591,697

Total investments in securities
(Cost $803,109,040) *	100.00%	856,591,697
Other assets and liabilities, net	0.00	(3,745)

Total net assets	100.00%	$856,587,952

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2012 (unaudited)

TARGET 2020 FUND

Security name	Shares	Value

Affiliated Master Portfolios: 100.14%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$1,193,207,382
Wells Fargo Advantage Diversified Stock Portfolio	N/A	1,052,661,494
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	92,364,120

Total Affiliated Master Portfolios (Cost $2,160,947,543)		2,338,232,996

Total investments in securities
(Cost $2,160,947,543) *	100.14%	2,338,232,996
Other assets and liabilities, net	(0.14)	(3,221,941)

Total net assets	100.00%	$2,335,011,055

TARGET 2025 FUND

Security name	Shares	Value

Affiliated Master Portfolios: 100.02%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$745,640,151
Wells Fargo Advantage Diversified Stock Portfolio	N/A	1,114,441,545
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	76,298,336

Total Affiliated Master Portfolios (Cost $1,791,016,759)		1,936,380,032

Total investments in securities
(Cost $1,791,016,759) *	100.02%	1,936,380,032
Other assets and liabilities, net	(0.02)	(339,789)

Total net assets	100.00%	$1,936,040,243

TARGET 2030 FUND

Security name	Shares	Value

Affiliated Master Portfolios: 99.98%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$537,357,728
Wells Fargo Advantage Diversified Stock Portfolio	N/A	1,402,568,152
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	79,375,543

Total Affiliated Master Portfolios (Cost $1,866,691,051)		2,019,301,423

Total investments in securities
(Cost $1,866,691,051) *	99.98%	2,019,301,423
Other assets and liabilities, net	0.02	478,557

Total net assets	100.00%	$2,019,779,980

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	25

TARGET 2035 FUND

Security name	Shares	Value

Affiliated Master Portfolios: 100.01%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$149,484,941
Wells Fargo Advantage Diversified Stock Portfolio	N/A	717,553,209
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	35,401,731

Total Affiliated Master Portfolios (Cost $839,411,302)		902,439,881

Total investments in securities
(Cost $839,411,302) *	100.01%	902,439,881
Other assets and liabilities, net	(0.01)	(95,042)

Total net assets	100.00%	$902,344,839

TARGET 2040 FUND

Security name	Shares	Value

Affiliated Master Portfolios: 99.86%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$127,037,386
Wells Fargo Advantage Diversified Stock Portfolio	N/A	1,164,070,945
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	52,638,086

Total Affiliated Master Portfolios (Cost $1,241,106,038)		1,343,746,417

Total investments in securities
(Cost $1,241,106,038) *	99.86%	1,343,746,417
Other assets and liabilities, net	0.14	1,946,293

Total net assets	100.00%	$1,345,692,710

TARGET 2045 FUND

Security name	Shares	Value

Affiliated Master Portfolios: 99.83%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$26,962,568
Wells Fargo Advantage Diversified Stock Portfolio	N/A	400,850,580
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	17,429,347

Total Affiliated Master Portfolios (Cost $415,977,709)		445,242,495

Total investments in securities
(Cost $415,977,709) *	99.83%	445,242,495
Other assets and liabilities, net	0.17	754,645

Total net assets	100.00%	$445,997,140

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2012 (unaudited)

TARGET 2050 FUND

Security name	Shares	Value

Affiliated Master Portfolios: 99.72%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$47,791,825
Wells Fargo Advantage Diversified Stock Portfolio	N/A	740,501,882
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	32,113,970

Total Affiliated Master Portfolios (Cost $753,670,734)		820,407,677

Total investments in securities
(Cost $753,670,734) *	99.72%	820,407,677
Other assets and liabilities, net	0.28	2,290,774

Total net assets	100.00%	$822,698,451

TARGET 2055 FUND

Security name	Shares	Value

Affiliated Master Portfolios: 100.59%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$1,155,924
Wells Fargo Advantage Diversified Stock Portfolio	N/A	17,910,251
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	776,729

Total Affiliated Master Portfolios (Cost $19,188,106)		19,842,904

Total investments in securities
(Cost $19,188,106) *	100.59%	19,842,904
Other assets and liabilities, net	(0.59)	(115,601)

Total net assets	100.00%	$19,727,303

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

28	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of assets and liabilities—August 31, 2012 (unaudited)

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$989,146,163	$852,027,935	$856,591,697	$2,338,232,996
Receivable for Fund shares sold	1,117,188	2,440,282	1,810,717	5,007,908
Receivable from adviser	0	0	0	0
Prepaid expenses and other assets	47,660	17,815	50,693	41,908

Total assets	990,311,011	854,486,032	858,453,107	2,343,282,812

Liabilities
Payable for Fund shares redeemed	1,161,509	2,222,428	1,558,587	7,470,812
Advisory fee payable	44,467	70,932	55,041	233,818
Distribution fees payable	3,607	2,613	N/A	3,456
Due to other related parties	150,066	127,483	146,974	338,174
Shareholder servicing fees payable	63,614	73,876	65,720	169,708
Accrued expenses and other liabilities	30,866	40,098	38,833	55,789

Total liabilities	1,454,129	2,537,430	1,865,155	8,271,757

Total net assets	$988,856,882	$851,948,602	$856,587,952	$2,335,011,055

NET ASSETS CONSIST OF
Paid-in capital	$914,143,357	$779,652,042	$794,478,850	$2,144,067,642
Undistributed net investment income	12,185,502	2,841,240	2,735,896	6,618,264
Accumulated net realized gains (losses) on investments	4,223,797	(2,721,648)	5,890,549	7,039,696
Net unrealized gains on investments	58,304,226	72,176,968	53,482,657	177,285,453

Total net assets	$988,856,882	$851,948,602	$856,587,952	$2,335,011,055

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$20,769,884	$37,739,113	N/A	$73,155,229
Shares outstanding – Class A	1,878,637	2,820,741	N/A	5,127,639
Net asset value per share – Class A	$11.06	$13.38	N/A	$14.27
Maximum offering price per share – Class A2	$11.73	$14.20	N/A	$15.14
Net assets – Class B	$145,398	$563,226	N/A	$726,511
Shares outstanding – Class B	12,781	41,743	N/A	51,172
Net asset value per share – Class B	$11.38	$13.49	N/A	$14.20
Net assets – Class C	$5,031,106	$3,264,814	N/A	$4,205,284
Shares outstanding – Class C	446,774	240,838	N/A	295,708
Net asset value per share – Class C	$11.26	$13.56	N/A	$14.22
Net assets – Administrator Class	$137,250,601	$213,587,290	$92,328,707	$490,461,019
Shares outstanding – Administrator Class	12,173,185	15,818,273	9,100,834	33,918,848
Net asset value per share – Administrator Class	$11.27	$13.50	$10.15	$14.46
Net assets – Institutional Class	$713,697,354	$534,531,124	$573,604,034	$1,608,809,385
Shares outstanding – Institutional Class	63,078,857	39,569,542	57,177,898	110,982,092
Net asset value per share – Institutional Class	$11.31	$13.51	$10.03	$14.50
Net assets – Investor Class	$111,962,539	$62,263,035	$190,655,211	$157,653,627
Shares outstanding – Investor Class	9,947,389	4,620,133	18,769,126	10,910,545
Net asset value per share – Investor Class	$11.26	$13.48	$10.16	$14.45

Investments in affiliated Master Portfolios, at cost	$930,841,937	$779,850,967	$803,109,040	$2,160,947,543

1.	Each Fund has an unlimited number of authorized shares.
2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	29

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund

$1,936,380,032	$2,019,301,423	$902,439,881	$1,343,746,417	$445,242,495	$820,407,677	$19,842,904
3,103,564	6,084,702	1,773,758	5,200,328	1,686,097	3,942,956	214,806
0	0	0	0	0	0	9,194
42,541	64,629	57,707	83,856	56,807	40,752	27,793

1,939,526,137	2,025,450,754	904,271,346	1,349,030,601	446,985,399	824,391,385	20,094,697

2,873,302	4,977,405	1,572,085	2,849,825	811,092	1,445,687	346,062
150,994	207,067	68,854	144,740	23,978	77,855	0
N/A	2,710	N/A	3,157	N/A	N/A	N/A
310,029	291,526	169,480	200,083	86,232	108,173	2,589
107,270	143,861	83,444	102,321	43,924	31,240	740
44,299	48,205	32,644	37,765	23,033	29,979	18,003

3,485,894	5,670,774	1,926,507	3,337,891	988,259	1,692,934	367,394

$1,936,040,243	$2,019,779,980	$902,344,839	$1,345,692,710	$445,997,140	$822,698,451	$19,727,303

$1,758,326,594	$1,850,158,370	$828,694,634	$1,229,959,307	$412,902,149	$745,504,615	$18,913,695
4,940,031	4,650,886	1,991,215	2,468,750	965,897	1,612,985	58,061
27,410,345	12,360,352	8,630,411	10,624,274	2,864,308	8,843,908	100,749
145,363,273	152,610,372	63,028,579	102,640,379	29,264,786	66,736,943	654,798

$1,936,040,243	$2,019,779,980	$902,344,839	$1,345,692,710	$445,997,140	$822,698,451	$19,727,303

N/A	$57,118,807	N/A	$98,694,238	N/A	N/A	N/A
N/A	3,904,412	N/A	6,225,269	N/A	N/A	N/A
N/A	$14.63	N/A	$15.85	N/A	N/A	N/A
N/A	$15.52	N/A	$16.82	N/A	N/A	N/A
N/A	$610,013	N/A	$943,159	N/A	N/A	N/A
N/A	42,365	N/A	62,190	N/A	N/A	N/A
N/A	$14.40	N/A	$15.17	N/A	N/A	N/A
N/A	$3,289,769	N/A	$3,587,254	N/A	N/A	N/A
N/A	229,531	N/A	238,511	N/A	N/A	N/A
N/A	$14.33	N/A	$15.04	N/A	N/A	N/A
$127,761,999	$417,132,954	$88,657,282	$262,777,976	$44,868,940	$100,657,161	$2,686,907
13,159,833	28,182,151	9,402,036	16,300,396	4,742,200	11,060,450	270,244
$9.71	$14.80	$9.43	$16.12	$9.46	$9.10	$9.94
$1,471,696,240	$1,403,058,680	$540,483,578	$906,906,016	$254,674,350	$688,482,861	$16,579,567
151,958,178	94,790,045	57,481,779	56,156,545	27,066,930	75,912,782	1,667,312
$9.68	$14.80	$9.40	$16.15	$9.41	$9.07	$9.94
$336,582,004	$138,569,757	$273,203,979	$72,784,067	$146,453,850	$33,558,429	$460,829
34,719,867	9,383,133	28,891,905	4,521,570	15,433,671	3,697,240	46,727
$9.69	$14.77	$9.46	$16.10	$9.49	$9.08	$9.86

$1,791,016,759	$1,866,691,051	$839,411,302	$1,241,106,038	$415,977,709	$753,670,734	$19,188,106

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of operations—six months ended August 31, 2012 (unaudited)

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Investment income
Dividends allocated from affiliated Master Portfolios*	$1,783,259	$2,222,428	$3,240,472	$12,542,107
Interest allocated from affiliated Master Portfolios**	10,291,994	8,700,779	7,165,955	16,339,063
Expenses allocated from affiliated Master Portfolios	(1,329,256)	(1,206,151)	(1,181,170)	(3,369,660)
Waivers allocated from affiliated Master Portfolios	92,005	91,925	103,628	337,077

Total investment income	10,838,002	9,808,981	9,328,885	25,848,587

Expenses
Advisory fee	1,187,647	1,055,364	1,012,971	2,601,394
Administration fees
Fund level	247,046	218,289	209,074	582,784
Class A	28,086	51,236	N/A	97,667
Class B	251	825	N/A	1,053
Class C	6,651	4,300	N/A	5,706
Administrator Class	66,862	103,984	46,198	247,586
Institutional Class	286,739	223,891	225,035	641,556
Investor Class	178,916	100,401	292,891	245,248
Shareholder servicing fees
Class A	27,006	49,265	N/A	93,084
Class B	242	794	N/A	1,012
Class C	6,396	4,135	N/A	5,487
Administrator Class	167,154	259,961	115,495	618,965
Investor Class	138,376	77,637	226,639	189,689
Distribution fees
Class B	725	2,381	N/A	3,037
Class C	19,187	12,403	N/A	16,460
Custody and accounting fees	18,536	16,499	15,854	44,528
Professional fees	8,626	9,726	11,222	9,823
Registration fees	62,284	45,710	45,213	64,835
Shareholder report expenses	20,972	2,274	14,506	39,337
Trustees’ fees and expenses	6,388	6,143	6,143	6,143
Other fees and expenses	9,247	17,864	11,437	21,316

Total expenses	2,487,337	2,263,082	2,232,678	5,536,710
Less: Fee waivers and/or expense reimbursements	(952,043)	(665,121)	(727,917)	(1,339,474)

Net expenses	1,535,294	1,597,961	1,504,761	4,197,236

Net investment income	9,302,708	8,211,020	7,824,124	21,651,351

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from securities transaction allocated from affiliated Master Portfolios	4,719,304	4,954,148	5,783,831	19,801,608
Net change in unrealized gains (losses) from securities transactions allocated from affiliated Master Portfolios	5,230,798	2,292,570	(593,818)	(16,942,157)

Net realized and unrealized gains (losses) on investments	9,950,102	7,246,718	5,190,013	2,859,451

Net increase (decrease) in net assets resulting from operations	$19,252,810	$15,457,738	$13,014,137	$24,510,802

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios of	$104,076	$129,994	$188,950	$734,044

** Net of foreign interest withholding taxes allocated from affiliated Master Portfolios of	$114,538	$96,279	$78,740	$176,720

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	31

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund

$13,252,292	$16,803,660	$8,267,249	$13,889,388	$4,461,648	$8,748,610	$178,400
10,367,716	7,796,086	2,244,616	2,251,429	526,653	1,007,616	20,769
(2,837,288)	(3,031,987)	(1,328,104)	(2,065,895)	(646,764)	(1,259,864)	(26,157)
317,979	372,932	175,104	284,937	90,968	177,432	3,681

21,100,699	21,940,691	9,358,865	14,359,859	4,432,505	8,673,794	176,693

2,166,939	2,258,765	1,042,624	1,544,914	514,979	974,820	20,783

479,343	501,206	215,520	331,242	102,996	200,780	4,156
N/A	77,028	N/A	132,101	N/A	N/A	N/A
N/A	884	N/A	1,501	N/A	N/A	N/A
N/A	4,237	N/A	4,708	N/A	N/A	N/A
61,295	207,641	41,748	132,932	21,214	48,428	1,207
588,362	557,749	207,193	353,671	95,392	270,106	5,524
523,327	213,280	421,106	110,755	211,699	50,083	652

N/A	72,916	N/A	127,020	N/A	N/A	N/A
N/A	850	N/A	1,443	N/A	N/A	N/A
N/A	4,074	N/A	4,527	N/A	N/A	N/A
153,238	519,103	104,370	332,330	53,035	121,070	3,017
404,846	164,973	325,751	85,668	163,844	38,746	505

N/A	2,551	N/A	4,329	N/A	N/A	N/A
N/A	12,221	N/A	13,581	N/A	N/A	N/A
36,663	38,423	16,310	25,277	8,371	16,120	1,021
9,197	8,520	9,144	8,569	10,797	8,787	9,466
40,379	67,247	50,383	59,758	45,020	42,320	30,875
27,940	30,273	17,301	26,414	12,560	12,894	7,989
6,352	6,371	5,419	6,390	6,631	5,419	6,381
19,154	25,679	7,224	24,466	5,625	15,054	4,064

4,517,035	4,773,991	2,464,093	3,331,596	1,252,163	1,804,627	95,640
(1,364,434)	(1,147,531)	(695,336)	(772,672)	(393,851)	(565,906)	(69,837)

3,152,601	3,626,460	1,768,757	2,558,924	858,312	1,238,721	25,803

17,948,098	18,314,231	7,590,108	11,800,935	3,574,193	7,435,073	150,890

19,354,729	23,180,720	10,920,952	18,185,771	5,652,228	11,369,696	196,734
(25,065,652)	(38,310,123)	(19,076,720)	(36,148,295)	(10,191,243)	(22,704,058)	(203,354)

(5,710,923)	(15,129,403)	(8,155,768)	(17,962,524)	(4,539,015)	(11,334,362)	(6,620)

$12,237,175	$3,184,828	$(565,660)	$(6,161,589)	$(964,822)	$(3,899,289)	$144,270

$774,975	$984,658	$482,847	$813,366	$259,893	$511,683	$10,373

$109,711	$79,124	$21,197	$18,556	$3,880	$7,201	$222

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target Today Fund
	Six months ended August 31, 2012 (unaudited)		Year ended February 29, 2012

Operations
Net investment income		$9,302,708		$18,103,832
Net realized gains on investments		4,719,304		8,341,557
Net change in unrealized gains (losses) on investments		5,230,798		24,384,374

Net increase in net assets resulting from operations		19,252,810		50,829,763

Distributions to shareholders from
Net investment income
Class A		0		(441,335)
Class B		0		(4,159)
Class C		0		(64,594)
Administrator Class		0		(2,169,932)
Institutional Class		0		(15,982,869)
Investor Class		0		(2,025,777)
Net realized gains
Class A		0		(104,048)
Class B		0		(1,566)
Class C		0		(20,300)
Administrator Class		0		(576,823)
Institutional Class		0		(3,244,184)
Investor Class		0		(491,552)

Total distributions to shareholders		0		(25,127,139)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	40,466	439,494	168,406	1,795,452
Class B	0	0	2,245	24,943
Class C	10,145	112,424	45,022	493,549
Administrator Class	4,184,374	46,140,880	7,057,884	76,983,266
Institutional Class	9,966,373	110,804,633	24,106,220	262,973,342
Investor Class	1,613,591	17,838,958	3,935,267	42,864,180

		175,336,389		385,134,732

Reinvestment of distributions
Class A	0	0	49,084	521,304
Class B	0	0	478	5,247
Class C	0	0	6,518	70,790
Administrator Class	0	0	252,838	2,732,704
Institutional Class	0	0	1,771,367	19,181,020
Investor Class	0	0	231,752	2,503,548

		0		25,014,613

Payment for shares redeemed
Class A	(170,922)	(1,855,582)	(374,359)	(3,998,157)
Class B	(8,799)	(98,804)	(60,772)	(665,251)
Class C	(22,561)	(250,373)	(112,210)	(1,222,396)
Administrator Class	(3,023,108)	(33,535,023)	(3,480,359)	(37,943,656)
Institutional Class	(10,083,298)	(111,776,285)	(16,593,030)	(181,239,502)
Investor Class	(1,418,054)	(15,690,018)	(2,497,613)	(27,176,832)

		(163,206,085)		(252,245,794)

Net increase in net assets resulting from capital share transactions		12,130,304		157,903,551

Total increase in net assets		31,383,114		183,606,175

Net assets
Beginning of period		957,473,768		773,867,593

End of period		$988,856,882		$957,473,768

Undistributed net investment income		$12,185,502		$2,882,794

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	33

	Target 2010 Fund
	Six months ended August 31, 2012 (unaudited)		Year ended February 29, 2012

Operations
Net investment income		$8,211,020		$16,483,214
Net realized gains on investments		4,954,148		15,053,302
Net change in unrealized gains (losses) on investments		2,292,570		12,894,935

Net increase in net assets resulting from operations		15,457,738		44,431,451

Distributions to shareholders from
Net investment income
Class A		(281,316)		(749,683)
Class B		(1,808)		(7,890)
Class C		(12,097)		(34,986)
Administrator Class		(1,838,604)		(3,902,589)
Institutional Class		(5,100,246)		(12,535,694)
Investor Class		(478,907)		(1,101,774)

Total distributions to shareholders		(7,712,978)		(18,332,616)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	45,484	600,399	280,753	3,633,637
Class B	2,622	35,109	17,300	225,174
Class C	17,443	234,455	53,291	701,285
Administrator Class	4,417,541	58,663,779	4,708,663	61,663,211
Institutional Class	6,524,246	87,090,541	18,322,991	239,627,102
Investor Class	607,739	8,091,839	1,306,415	17,057,568

		154,716,122		322,907,977

Reinvestment of distributions
Class A	20,918	272,358	55,380	711,007
Class B	132	1,734	541	6,994
Class C	891	11,767	2,538	33,021
Administrator Class	140,031	1,838,604	301,246	3,902,521
Institutional Class	386,114	5,069,678	962,393	12,460,453
Investor Class	36,508	478,618	84,570	1,093,167

		7,672,759		18,207,163

Payment for shares redeemed
Class A	(238,535)	(3,150,193)	(657,988)	(8,540,611)
Class B	(16,942)	(225,134)	(81,141)	(1,052,552)
Class C	(24,741)	(331,614)	(47,676)	(623,957)
Administrator Class	(2,999,360)	(40,026,546)	(5,545,086)	(72,609,821)
Institutional Class	(9,422,029)	(125,560,457)	(12,306,521)	(161,054,673)
Investor Class	(648,188)	(8,625,535)	(910,036)	(11,906,175)

		(177,919,479)		(255,787,789)

Net increase (decrease) in net assets resulting from capital share transactions		(15,530,598)		85,327,351

Total increase (decrease) in net assets		(7,785,838)		111,426,186

Net assets
Beginning of period		859,734,440		748,308,254

End of period		$851,948,602		$859,734,440

Undistributed net investment income		$2,841,240		$2,343,198

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2015 Fund
	Six months ended August 31, 2012 (unaudited)		Year ended February 29, 2012

Operations
Net investment income		$7,824,124		$12,922,382
Net realized gains on investments		5,783,831		9,565,632
Net change in unrealized gains (losses) on investments		(593,818)		12,592,961

Net increase in net assets resulting from operations		13,014,137		35,080,975

Distributions to shareholders from
Net investment income
Administrator Class		(845,298)		(1,259,319)
Institutional Class		(5,806,352)		(9,219,251)
Investor Class		(1,546,781)		(2,530,897)
Net realized gains
Administrator Class		0		(873,622)
Institutional Class		0		(5,124,567)
Investor Class		0		(1,675,940)

Total distributions to shareholders		(8,198,431)		(20,683,596)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	2,535,393	25,263,652	4,158,920	41,140,441
Institutional Class	10,662,262	105,604,143	25,474,990	249,645,896
Investor Class	3,824,899	38,273,837	4,599,362	45,636,076

		169,141,632		336,422,413

Reinvestment of distributions
Administrator Class	85,358	843,737	218,572	2,127,967
Institutional Class	588,997	5,759,462	1,475,197	14,201,227
Investor Class	156,209	1,545,702	430,496	4,198,009

		8,148,901		20,527,203

Payment for shares redeemed
Administrator Class	(1,913,212)	(19,198,400)	(2,155,246)	(21,400,770)
Institutional Class	(7,807,757)	(77,159,962)	(12,673,556)	(124,251,499)
Investor Class	(1,608,704)	(16,145,871)	(2,991,375)	(29,703,618)

		(112,504,233)		(175,355,887)

Net increase in net assets resulting from capital share transactions		64,786,300		181,593,729

Total increase in net assets		69,602,006		195,991,108

Net assets
Beginning of period		786,985,946		590,994,838

End of period		$856,587,952		$786,985,946

Undistributed net investment income		$2,735,896		$3,110,203

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	35

	Target 2020 Fund
	Six months ended August 31, 2012 (unaudited)		Year ended February 29, 2012

Operations
Net investment income		$21,651,351		$37,174,931
Net realized gains on investments		19,801,608		38,699,684
Net change in unrealized gains (losses) on investments		(16,942,157)		15,315,986

Net increase in net assets resulting from operations		24,510,802		91,190,601

Distributions to shareholders from
Net investment income
Class A		(507,174)		(1,191,172)
Class B		(1,604)		(7,738)
Class C		(14,329)		(37,169)
Administrator Class		(3,828,098)		(7,776,737)
Institutional Class		(14,057,290)		(29,700,520)
Investor Class		(1,091,120)		(2,184,199)
Net realized gains
Class A		0		(183,633)
Class B		0		(2,784)
Class C		0		(9,530)
Administrator Class		0		(1,157,006)
Institutional Class		0		(3,724,974)
Investor Class		0		(343,302)

Total distributions to shareholders		(19,499,615)		(46,318,764)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	132,141	1,861,363	631,870	8,829,853
Class B	649	9,099	2,115	29,728
Class C	17,716	248,770	102,609	1,403,302
Administrator Class	6,638,723	94,327,027	10,928,563	153,132,354
Institutional Class	18,724,297	268,274,896	36,774,730	519,301,696
Investor Class	1,903,552	27,140,625	3,144,337	43,997,341

		391,861,780		726,694,274

Reinvestment of distributions
Class A	35,878	491,526	97,188	1,316,845
Class B	110	1,504	714	9,568
Class C	911	12,465	2,878	38,879
Administrator Class	275,547	3,827,343	650,425	8,931,789
Institutional Class	1,004,778	13,976,475	2,412,837	33,191,509
Investor Class	78,444	1,088,806	183,756	2,520,636

		19,398,119		46,009,226

Payment for shares redeemed
Class A	(301,409)	(4,239,461)	(1,037,096)	(14,293,065)
Class B	(23,591)	(330,961)	(104,146)	(1,436,578)
Class C	(46,745)	(659,919)	(63,273)	(871,300)
Administrator Class	(5,442,736)	(77,501,043)	(10,171,608)	(142,872,859)
Institutional Class	(15,166,534)	(216,673,467)	(20,894,664)	(292,952,998)
Investor Class	(1,084,905)	(15,475,311)	(1,748,805)	(24,522,722)

		(314,880,162)		(476,949,522)

Net increase in net assets resulting from capital share transactions		96,379,737		295,753,978

Total increase in net assets		101,390,924		340,625,815

Net assets
Beginning of period		2,233,620,131		1,892,994,316

End of period		$2,335,011,055		$2,233,620,131

Undistributed net investment income		$6,618,264		$4,466,528

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2025 Fund
	Six months ended August 31, 2012 (unaudited)		Year ended February 29, 2012

Operations
Net investment income		$17,948,098		$29,423,935
Net realized gains on investments		19,354,729		48,010,089
Net change in unrealized gains (losses) on investments		(25,065,652)		(12,306,697)

Net increase in net assets resulting from operations		12,237,175		65,127,327

Distributions to shareholders from
Net investment income
Administrator Class		(913,368)		(1,438,716)
Institutional Class		(12,664,469)		(25,612,058)
Investor Class		(2,250,123)		(4,071,328)
Net realized gains
Administrator Class		0		(2,443,165)
Institutional Class		0		(32,907,519)
Investor Class		0		(6,747,046)

Total distributions to shareholders		(15,827,960)		(73,219,832)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	3,515,257	33,486,936	6,405,861	61,633,506
Institutional Class	16,686,325	159,967,053	34,405,149	330,935,765
Investor Class	6,289,259	60,124,686	8,333,284	79,658,298

		253,578,675		472,227,569

Reinvestment of distributions
Administrator Class	97,584	913,368	423,018	3,881,881
Institutional Class	1,345,869	12,602,295	6,351,544	58,229,396
Investor Class	240,546	2,248,948	1,177,391	10,792,589

		15,764,611		72,903,866

Payment for shares redeemed
Administrator Class	(1,923,663)	(18,439,672)	(2,449,180)	(23,720,760)
Institutional Class	(13,468,170)	(128,534,530)	(25,183,744)	(240,890,064)
Investor Class	(2,715,056)	(25,964,443)	(4,786,211)	(45,849,039)

		(172,938,645)		(310,459,863)

Net increase in net assets resulting from capital share transactions		96,404,641		234,671,572

Total increase in net assets		92,813,856		226,579,067

Net assets
Beginning of period		1,843,226,387		1,616,647,320

End of period		$1,936,040,243		$1,843,226,387

Undistributed net investment income		$4,940,031		$2,819,893

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	37

	Target 2030 Fund
	Six months ended August 31, 2012 (unaudited)		Year ended February 29, 2012

Operations
Net investment income		$18,314,231		$27,115,516
Net realized gains on investments		23,180,720		34,051,829
Net change in unrealized gains (losses) on investments		(38,310,123)		(9,847,187)

Net increase in net assets resulting from operations		3,184,828		51,320,158

Distributions to shareholders from
Net investment income
Class A		(366,752)		(772,673)
Class B		(1,097)		(4,327)
Class C		(11,292)		(26,667)
Administrator Class		(2,975,177)		(5,246,485)
Institutional Class		(11,508,226)		(20,783,811)
Investor Class		(905,895)		(1,460,166)
Net realized gains
Class A		0		(750,613)
Class B		0		(11,291)
Class C		0		(31,621)
Administrator Class		0		(4,884,346)
Institutional Class		0		(16,233,953)
Investor Class		0		(1,489,261)

Total distributions to shareholders		(15,768,439)		(51,695,214)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	102,767	1,483,332	485,942	7,057,216
Class B	1,740	24,573	4,456	61,365
Class C	37,514	529,188	57,591	820,045
Administrator Class	5,997,773	87,266,007	9,685,806	140,322,433
Institutional Class	17,975,561	263,347,301	33,363,352	486,113,377
Investor Class	1,862,510	27,002,266	2,858,201	41,223,052

		379,652,667		675,597,488

Reinvestment of distributions
Class A	25,454	353,047	106,044	1,454,839
Class B	79	1,084	1,090	14,627
Class C	789	10,734	3,326	44,636
Administrator Class	212,044	2,974,989	729,253	10,130,072
Institutional Class	813,376	11,403,534	2,640,535	36,665,586
Investor Class	64,660	905,235	212,158	2,937,640

		15,648,623		51,247,400

Payment for shares redeemed
Class A	(301,498)	(4,340,247)	(715,433)	(10,355,181)
Class B	(19,651)	(281,928)	(80,331)	(1,134,786)
Class C	(24,696)	(349,909)	(13,965)	(194,454)
Administrator Class	(4,527,739)	(65,952,554)	(8,876,276)	(128,685,126)
Institutional Class	(13,610,925)	(198,091,894)	(16,386,961)	(235,278,754)
Investor Class	(889,680)	(12,941,334)	(1,363,828)	(19,737,382)

		(281,957,866)		(395,385,683)

Net increase in net assets resulting from capital share transactions		113,343,424		331,459,205

Total increase in net assets		100,759,813		331,084,149

Net assets
Beginning of period		1,919,020,167		1,587,936,018

End of period		$2,019,779,980		$1,919,020,167

Undistributed net investment income		$4,650,886		$2,105,094

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2035 Fund
	Six months ended August 31, 2012 (unaudited)		Year ended February 29, 2012

Operations
Net investment income		$7,590,108		$9,638,691
Net realized gains on investments		10,920,952		8,246,970
Net change in unrealized gains (losses) on investments		(19,076,720)		1,151,064

Net increase (decrease) in net assets resulting from operations		(565,660)		19,036,725

Distributions to shareholders from
Net investment income
Administrator Class		(569,670)		(750,692)
Institutional Class		(4,153,296)		(5,781,114)
Investor Class		(1,639,539)		(2,433,324)
Net realized gains
Administrator Class		0		(1,031,832)
Institutional Class		0		(6,258,998)
Investor Class		0		(3,315,052)

Total distributions to shareholders		(6,362,505)		(19,571,012)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	2,590,654	23,879,585	4,970,249	46,433,738
Institutional Class	11,532,444	107,260,315	23,050,944	213,557,274
Investor Class	5,234,302	48,862,411	7,187,781	66,379,605

		180,002,311		326,370,617

Reinvestment of distributions
Administrator Class	62,963	569,670	203,344	1,782,524
Institutional Class	452,636	4,101,313	1,361,889	11,893,990
Investor Class	180,440	1,637,387	652,519	5,739,759

		6,308,370		19,416,273

Payment for shares redeemed
Administrator Class	(1,336,116)	(12,496,313)	(2,295,179)	(21,785,589)
Institutional Class	(5,216,475)	(48,116,288)	(8,919,127)	(82,073,140)
Investor Class	(2,070,627)	(19,386,141)	(3,417,772)	(31,600,228)

		(79,998,742)		(135,458,957)

Net increase in net assets resulting from capital share transactions		106,311,939		210,327,933

Total increase in net assets		99,383,774		209,793,646

Net assets
Beginning of period		802,961,065		593,167,419

End of period		$902,344,839		$802,961,065

Undistributed net investment income		$1,991,215		$763,612

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	39

	Target 2040 Fund
	Six months ended August 31, 2012 (unaudited)		Year ended February 29, 2012

Operations
Net investment income		$11,800,935		$15,964,547
Net realized gains on investments		18,185,771		23,556,443
Net change in unrealized gains (losses) on investments		(36,148,295)		(20,260,995)

Net increase (decrease) in net assets resulting from operations		(6,161,589)		19,259,995

Distributions to shareholders from
Net investment income
Class A		(602,364)		(1,102,225)
Class B		(1,384)		(6,776)
Class C		(11,541)		(22,294)
Administrator Class		(1,797,596)		(2,941,627)
Institutional Class		(7,061,207)		(11,077,151)
Investor Class		(446,666)		(609,439)
Net realized gains
Class A		0		(1,674,412)
Class B		0		(26,426)
Class C		0		(55,987)
Administrator Class		0		(3,924,109)
Institutional Class		0		(12,787,455)
Investor Class		0		(962,543)

Total distributions to shareholders		(9,920,758)		(35,190,444)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	112,995	1,774,841	385,565	6,150,436
Class B	0	0	1,770	27,341
Class C	27,267	408,270	72,352	1,091,671
Administrator Class	3,621,796	57,429,876	6,594,449	104,747,908
Institutional Class	12,889,185	205,464,527	21,402,909	340,971,459
Investor Class	1,018,587	16,118,281	1,494,557	23,650,060

		281,195,795		476,638,875

Reinvestment of distributions
Class A	39,816	592,864	183,673	2,704,479
Class B	96	1,367	2,158	30,135
Class C	762	10,780	4,938	68,820
Administrator Class	118,723	1,797,468	457,843	6,865,179
Institutional Class	463,211	7,017,639	1,579,969	23,701,715
Investor Class	29,495	445,957	105,078	1,569,513

		9,866,075		34,939,841

Payment for shares redeemed
Class A	(388,824)	(6,094,215)	(1,028,279)	(16,153,396)
Class B	(39,737)	(601,982)	(84,812)	(1,286,454)
Class C	(26,973)	(400,944)	(34,593)	(493,456)
Administrator Class	(3,129,689)	(49,427,143)	(6,992,963)	(110,429,417)
Institutional Class	(8,917,815)	(141,512,143)	(10,482,716)	(165,305,790)
Investor Class	(476,376)	(7,607,501)	(587,489)	(9,252,261)

		(205,643,928)		(302,920,774)

Net increase in net assets resulting from capital share transactions		85,417,942		208,657,942

Total increase in net assets		69,335,595		192,727,493

Net assets
Beginning of period		1,276,357,115		1,083,629,622

End of period		$1,345,692,710		$1,276,357,115

Undistributed net investment income		$2,468,750		$588,573

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2045 Fund
	Six months ended August 31, 2012 (unaudited)		Year ended February 29, 2012

Operations
Net investment income		$3,574,193		$4,027,377
Net realized gains on investments		5,652,228		20,438
Net change in unrealized gains (losses) on investments		(10,191,243)		3,769,925

Net increase (decrease) in net assets resulting from operations		(964,822)		7,817,740

Distributions to shareholders from
Net investment income
Administrator Class		(233,185)		(334,860)
Institutional Class		(1,989,168)		(2,238,426)
Investor Class		(674,486)		(952,893)
Net realized gains
Administrator Class		0		(172,327)
Institutional Class		0		(917,408)
Investor Class		0		(498,858)

Total distributions to shareholders		(2,896,839)		(5,114,772)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	1,309,562	12,183,962	2,311,584	21,505,695
Institutional Class	7,423,270	69,244,666	12,521,284	114,806,260
Investor Class	4,542,985	42,074,211	4,874,575	45,030,944

		123,502,839		181,342,899

Reinvestment of distributions
Administrator Class	25,546	233,185	58,104	507,143
Institutional Class	218,688	1,978,844	361,910	3,140,564
Investor Class	73,829	674,425	165,575	1,451,257

		2,886,454		5,098,964

Payment for shares redeemed
Administrator Class	(760,934)	(7,163,679)	(1,068,069)	(10,147,921)
Institutional Class	(3,099,624)	(28,687,609)	(5,108,831)	(46,290,482)
Investor Class	(1,199,170)	(11,255,910)	(1,782,836)	(16,578,656)

		(47,107,198)		(73,017,059)

Net increase in net assets resulting from capital share transactions		79,282,095		113,424,804

Total increase in net assets		75,420,434		116,127,772

Net assets
Beginning of period		370,576,706		254,448,934

End of period		$445,997,140		$370,576,706

Undistributed net investment income		$965,897		$288,543

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	41

	Target 2050 Fund
	Six months ended August 31, 2012 (unaudited)		Year ended February 29, 2012

Operations
Net investment income		$7,435,073		$10,070,892
Net realized gains on investments		11,369,696		16,964,872
Net change in unrealized gains (losses) on investments		(22,704,058)		(14,861,405)

Net increase (decrease) in net assets resulting from operations		(3,899,289)		12,174,359

Distributions to shareholders from
Net investment income
Administrator Class		(643,701)		(784,638)
Institutional Class		(5,440,788)		(7,793,105)
Investor Class		(195,478)		(255,238)
Net realized gains
Administrator Class		0		(2,209,078)
Institutional Class		0		(16,622,909)
Investor Class		0		(721,604)

Total distributions to shareholders		(6,279,967)		(28,386,572)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	3,123,887	27,860,906	5,831,652	52,243,078
Institutional Class	15,111,553	135,358,762	26,532,137	238,408,872
Investor Class	850,026	7,508,876	1,089,520	9,835,817

		170,728,544		300,487,767

Reinvestment of distributions
Administrator Class	14,020	643,686	357,859	2,993,632
Institutional Class	619,853	5,422,739	2,897,951	24,322,029
Investor Class	22,353	194,918	115,833	971,812

		6,261,343		28,287,473

Payment for shares redeemed
Administrator Class	(1,874,484)	(16,803,124)	(3,719,855)	(33,304,448)
Institutional Class	(10,607,906)	(94,678,103)	(17,696,508)	(157,973,765)
Investor Class	(282,079)	(2,538,278)	(703,054)	(6,386,504)

		(114,019,505)		(197,664,717)

Net increase in net assets resulting from capital share transactions		62,970,382		131,110,523

Total increase in net assets		52,791,126		114,898,310

Net assets
Beginning of period		769,907,325		655,009,015

End of period		$822,698,451		$769,907,325

Undistributed net investment income		$1,612,985		$457,879

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2055 Fund
	Six months ended August 31, 2012 (unaudited)		Year ended February 29, 2012[1]

Operations
Net investment income		$150,890		$26,081
Net realized gains (losses) on investments		196,734		(95,617)
Net change in unrealized gains (losses) on investments		(203,354)		858,152

Net increase in net assets resulting from operations		144,270		788,616

Distributions to shareholders from
Net investment income
Administrator Class		(8,872)		0
Institutional Class		(105,715)		0
Investor Class		(4,553)		0

Total distributions to shareholders		(119,140)		0

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	177,257	1,746,988	194,786	1,768,579
Institutional Class	1,645,446	16,084,766	1,009,100	9,505,271
Investor Class	45,230	449,792	41,455	396,905

		18,281,546		11,670,755

Reinvestment of distributions
Administrator Class	952	8,872	0	0
Institutional Class	11,352	105,683	0	0
Investor Class	489	4,521	0	0

		119,076		0

Payment for shares redeemed
Administrator Class	(86,318)	(847,359)	(16,433)	(160,556)
Institutional Class	(878,769)	(8,620,594)	(119,817)	(1,132,852)
Investor Class	(24,493)	(244,213)	(15,954)	(152,246)

		(9,712,166)		(1,445,654)

Net increase in net assets resulting from capital share transactions		8,688,456		10,225,101

Total increase in net assets		8,713,586		11,013,717

Net assets
Beginning of period		11,013,717		0

End of period		$19,727,303		$11,013,717

Undistributed net investment income		$58,061		$26,311

1.	For the eight months ended February 29, 2012. The Fund commenced operations on June 30, 2011.

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

44	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target Today Fund
Class A
March 1, 2012 to August 31, 2012 (unaudited)	$10.86	0.08	[4]	0.12	0.00	0.00
March 1, 2011 to February 29, 2012	$10.56	0.18	[4]	0.39	(0.22)	(0.05)
March 1, 2010 to February 28, 2011	$10.04	0.18	[4]	0.57	(0.23)	0.00
March 1, 2009 to February 28, 2010	$8.86	0.22	[4]	1.20	(0.24)	0.00
March 1, 2008 to February 28, 2009	$10.10	0.26	[4]	(1.15)	(0.29)	(0.06)
March 1, 2007 to February 29, 2008	$10.07	0.35	[4]	0.15	(0.36)	(0.11)
Class B
March 1, 2012 to August 31, 2012 (unaudited)	$11.22	0.04	[4]	0.12	0.00	0.00
March 1, 2011 to February 29, 2012	$10.87	0.10	[4]	0.41	(0.11)	(0.05)
March 1, 2010 to February 28, 2011	$10.31	0.11	[4]	0.58	(0.13)	0.00
March 1, 2009 to February 28, 2010	$9.08	0.16	[4]	1.22	(0.15)	0.00
March 1, 2008 to February 28, 2009	$10.33	0.19	[4]	(1.17)	(0.21)	(0.06)
March 1, 2007 to February 29, 2008	$10.29	0.28	[4]	0.15	(0.28)	(0.11)
Class C
March 1, 2012 to August 31, 2012 (unaudited)	$11.11	0.05		0.10	0.00	0.00
March 1, 2011 to February 29, 2012	$10.78	0.10	[4]	0.41	(0.13)	(0.05)
March 1, 2010 to February 28, 2011	$10.25	0.11	[4]	0.57	(0.15)	0.00
March 1, 2009 to February 28, 2010	$9.04	0.15	[4]	1.23	(0.17)	0.00
March 1, 2008 to February 28, 2009	$10.30	0.19	[4]	(1.18)	(0.21)	(0.06)
March 1, 2007 to February 29, 2008	$10.26	0.28	[4]	0.15	(0.28)	(0.11)
Administrator Class
March 1, 2012 to August 31, 2012 (unaudited)	$11.07	0.09		0.11	0.00	0.00
March 1, 2011 to February 29, 2012	$10.75	0.20		0.40	(0.23)	(0.05)
March 1, 2010 to February 28, 2011	$10.19	0.20	[4]	0.58	(0.22)	0.00
March 1, 2009 to February 28, 2010	$9.03	0.25	[4]	1.21	(0.30)	0.00
March 1, 2008 to February 28, 2009	$10.29	0.29	[4]	(1.17)	(0.32)	(0.06)
March 1, 2007 to February 29, 2008	$10.25	0.38	[4]	0.16	(0.39)	(0.11)
Institutional Class
March 1, 2012 to August 31, 2012 (unaudited)	$11.09	0.11		0.11	0.00	0.00
March 1, 2011 to February 29, 2012	$10.77	0.24		0.40	(0.27)	(0.05)
March 1, 2010 to February 28, 2011	$10.24	0.24	[4]	0.58	(0.29)	0.00
March 1, 2009 to February 28, 2010	$9.03	0.27	[4]	1.22	(0.28)	0.00
March 1, 2008 to February 28, 2009	$10.29	0.32	[4]	(1.18)	(0.34)	(0.06)
March 1, 2007 to February 29, 2008	$10.26	0.41	[4]	0.14	(0.41)	(0.11)
Investor Class
March 1, 2012 to August 31, 2012 (unaudited)	$11.05	0.09		0.12	0.00	0.00
March 1, 2011 to February 29, 2012	$10.74	0.19		0.40	(0.23)	(0.05)
March 1, 2010 to February 28, 2011	$10.21	0.20	[4]	0.58	(0.25)	0.00
March 1, 2009 to February 28, 2010	$9.01	0.24	[4]	1.22	(0.26)	0.00
March 1, 2008 to February 28, 2009	$10.28	0.28	[4]	(1.17)	(0.32)	(0.06)
March 1, 2007 to February 29, 2008	$10.26	0.37	[4]	0.15	(0.39)	(0.11)

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	45

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$11.06	1.48%	1.08%	0.96%	1.84%	18%	$20,770
$10.86	1.69%	1.08%	0.96%	5.47%	46%	$21,822
$10.56	1.82%	1.10%	0.97%	7.56%	51%	$22,862
$10.04	2.29%	1.24%	1.13%	16.13%	91%	$22,145
$8.86	2.71%	1.27%	1.15%	(9.06)%	45%	$20,151
$10.10	3.49%	1.25%	1.15%	5.06%	51%	$30,416

$11.38	0.74%	1.82%	1.71%	1.43%	18%	$145
$11.22	0.97%	1.82%	1.70%	4.73%	46%	$242
$10.87	1.08%	1.85%	1.72%	6.78%	51%	$865
$10.31	1.58%	2.00%	1.89%	15.23%	91%	$2,155
$9.08	1.96%	2.02%	1.90%	(9.73)%	45%	$3,563
$10.33	2.74%	2.00%	1.90%	4.21%	51%	$8,411

$11.26	0.73%	1.83%	1.71%	1.35%	18%	$5,031
$11.11	0.94%	1.83%	1.71%	4.81%	46%	$5,100
$10.78	1.07%	1.85%	1.72%	6.69%	51%	$5,605
$10.25	1.56%	1.93%	1.82%	15.30%	91%	$5,498
$9.04	1.97%	2.01%	1.90%	(9.80)%	45%	$4,741
$10.30	2.74%	1.99%	1.90%	4.25%	51%	$6,877

$11.27	1.64%	0.92%	0.80%	1.81%	18%	$137,251
$11.07	1.84%	0.92%	0.80%	5.74%	46%	$121,886
$10.75	1.99%	0.93%	0.80%	7.70%	51%	$77,216
$10.19	2.53%	1.00%	0.82%	16.30%	91%	$63,796
$9.03	3.02%	1.09%	0.85%	(8.80)%	45%	$43,072
$10.29	3.71%	1.08%	0.85%	5.39%	51%	$48,453

$11.31	2.00%	0.65%	0.45%	1.98%	18%	$713,697
$11.09	2.20%	0.65%	0.45%	6.09%	46%	$700,645
$10.77	2.31%	0.66%	0.45%	8.14%	51%	$580,536
$10.24	2.73%	0.72%	0.53%	16.67%	91%	$254,513
$9.03	3.26%	0.82%	0.62%	(8.60)%	45%	$76,391
$10.29	3.96%	0.81%	0.62%	5.52%	51%	$50,105

$11.26	1.59%	1.14%	0.86%	1.90%	18%	$111,963
$11.05	1.79%	1.15%	0.86%	5.59%	46%	$107,779
$10.74	1.91%	1.18%	0.86%	7.72%	51%	$86,784
$10.21	2.41%	1.28%	0.89%	16.33%	91%	$39,395
$9.01	2.97%	1.37%	0.91%	(8.93)%	45%	$12,397
$10.28	3.58%	1.40%	0.91%	5.21%	51%	$2,719

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2010 Fund
Class A
March 1, 2012 to August 31, 2012 (unaudited)	$13.26	0.10	[4]	0.12	(0.10)	0.00
March 1, 2011 to February 29, 2012	$12.86	0.21	[4]	0.43	(0.24)	0.00
March 1, 2010 to February 28, 2011	$12.04	0.22	[4]	0.88	(0.28)	0.00
March 1, 2009 to February 28, 2010	$10.15	0.25	[4]	1.93	(0.29)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.71	0.31	[4]	(2.42)	(0.35)	(0.10)
March 1, 2007 to February 29, 2008	$12.68	0.38	[4]	0.20	(0.39)	(0.16)
Class B
March 1, 2012 to August 31, 2012 (unaudited)	$13.37	0.05		0.11	(0.04)	0.00
March 1, 2011 to February 29, 2012	$12.93	0.12	[4]	0.44	(0.12)	0.00
March 1, 2010 to February 28, 2011	$12.10	0.12	[4]	0.88	(0.17)	0.00
March 1, 2009 to February 28, 2010	$10.18	0.17	[4]	1.93	(0.18)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.73	0.22	[4]	(2.42)	(0.25)	(0.10)
March 1, 2007 to February 29, 2008	$12.70	0.29	[4]	0.18	(0.28)	(0.16)
Class C
March 1, 2012 to August 31, 2012 (unaudited)	$13.44	0.05		0.12	(0.05)	0.00
March 1, 2011 to February 29, 2012	$13.03	0.12	[4]	0.43	(0.14)	0.00
March 1, 2010 to February 28, 2011	$12.19	0.12	[4]	0.91	(0.19)	0.00
March 1, 2009 to February 28, 2010	$10.27	0.16	[4]	1.96	(0.20)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.85	0.22	[4]	(2.45)	(0.25)	(0.10)
March 1, 2007 to February 29, 2008	$12.82	0.29	[4]	0.19	(0.29)	(0.16)
Administrator Class
March 1, 2012 to August 31, 2012 (unaudited)	$13.38	0.11	[4]	0.12	(0.11)	0.00
March 1, 2011 to February 29, 2012	$12.97	0.24		0.43	(0.26)	0.00
March 1, 2010 to February 28, 2011	$12.14	0.24		0.89	(0.30)	0.00
March 1, 2009 to February 28, 2010	$10.24	0.27	[4]	1.95	(0.32)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.82	0.34	[4]	(2.44)	(0.38)	(0.10)
March 1, 2007 to February 29, 2008	$12.79	0.42	[4]	0.20	(0.43)	(0.16)
Institutional Class
March 1, 2012 to August 31, 2012 (unaudited)	$13.39	0.14		0.11	(0.13)	0.00
March 1, 2011 to February 29, 2012	$12.97	0.28		0.45	(0.31)	0.00
March 1, 2010 to February 28, 2011	$12.15	0.28		0.88	(0.34)	0.00
March 1, 2009 to February 28, 2010	$10.24	0.31	[4]	1.95	(0.35)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.81	0.37	[4]	(2.43)	(0.41)	(0.10)
March 1, 2007 to February 29, 2008	$12.78	0.44	[4]	0.21	(0.46)	(0.16)
Investor Class
March 1, 2012 to August 31, 2012 (unaudited)	$13.36	0.11	[4]	0.12	(0.11)	0.00
March 1, 2011 to February 29, 2012	$12.95	0.23		0.43	(0.25)	0.00
March 1, 2010 to February 28, 2011	$12.12	0.22	[4]	0.90	(0.29)	0.00
March 1, 2009 to February 28, 2010	$10.22	0.27	[4]	1.94	(0.31)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.80	0.33	[4]	(2.43)	(0.38)	(0.10)
March 1, 2007 to February 29, 2008	$12.78	0.40	[4]	0.21	(0.43)	(0.16)

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	47

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$13.38	1.51%	1.08%	0.99%	1.67%	17%	$37,739
$13.26	1.63%	1.08%	0.99%	5.05%	43%	$39,691
$12.86	1.72%	1.10%	1.00%	9.24%	47%	$42,615
$12.04	2.16%	1.16%	1.10%	21.64%	86%	$42,316
$10.15	2.62%	1.25%	1.18%	(16.98)%	43%	$39,175
$12.71	2.99%	1.25%	1.18%	4.67%	61%	$60,969

$13.49	0.77%	1.83%	1.74%	1.21%	17%	$563
$13.37	0.90%	1.83%	1.74%	4.35%	43%	$748
$12.93	0.98%	1.85%	1.75%	8.45%	47%	$1,542
$12.10	1.45%	1.92%	1.86%	20.69%	86%	$2,716
$10.18	1.87%	2.00%	1.93%	(17.58)%	43%	$4,269
$12.73	2.25%	2.00%	1.93%	3.81%	61%	$9,715

$13.56	0.76%	1.83%	1.74%	1.28%	17%	$3,265
$13.44	0.88%	1.83%	1.74%	4.28%	43%	$3,323
$13.03	0.96%	1.85%	1.75%	8.48%	47%	$3,114
$12.19	1.42%	1.91%	1.85%	20.76%	86%	$2,580
$10.27	1.87%	2.00%	1.93%	(17.59)%	43%	$2,464
$12.85	2.23%	2.00%	1.93%	3.81%	61%	$3,609

$13.50	1.66%	0.92%	0.83%	1.75%	17%	$213,587
$13.38	1.79%	0.92%	0.83%	5.25%	43%	$190,863
$12.97	1.88%	0.93%	0.83%	9.44%	47%	$191,943
$12.14	2.36%	0.98%	0.86%	21.86%	86%	$172,322
$10.24	2.92%	1.07%	0.88%	(16.73)%	43%	$110,425
$12.82	3.26%	1.07%	0.88%	4.95%	61%	$138,418

$13.51	2.03%	0.65%	0.48%	1.90%	17%	$534,531
$13.39	2.14%	0.65%	0.48%	5.61%	43%	$563,343
$12.97	2.23%	0.66%	0.48%	9.90%	47%	$455,447
$12.15	2.63%	0.71%	0.59%	22.15%	86%	$359,320
$10.24	3.15%	0.80%	0.65%	(16.47)%	43%	$239,731
$12.81	3.45%	0.81%	0.65%	5.18%	61%	$206,461

$13.48	1.61%	1.14%	0.89%	1.71%	17%	$62,263
$13.36	1.73%	1.15%	0.89%	5.21%	43%	$61,766
$12.95	1.79%	1.18%	0.89%	9.40%	47%	$53,646
$12.12	2.27%	1.26%	0.92%	21.86%	86%	$25,103
$10.22	2.86%	1.36%	0.94%	(16.78)%	43%	$11,265
$12.80	3.10%	1.39%	0.94%	4.89%	61%	$4,856

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2015 Fund
Administrator Class
March 1, 2012 to August 31, 2012 (unaudited)	$10.10	0.08		0.06	(0.09)	0.00
March 1, 2011 to February 29, 2012	$9.92	0.17		0.29	(0.17)	(0.11)
March 1, 2010 to February 28, 2011	$9.15	0.17		0.85	(0.20)	(0.05)
March 1, 2009 to February 28, 2010	$7.31	0.17	[4]	1.82	(0.15)	0.00
March 1, 2008 to February 28, 2009	$10.04	0.24	[4]	(2.37)	(0.30)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.20	[4]	(0.11)	(0.05)	0.00
Institutional Class
March 1, 2012 to August 31, 2012 (unaudited)	$9.98	0.10		0.06	(0.11)	0.00
March 1, 2011 to February 29, 2012	$9.81	0.19		0.29	(0.20)	(0.11)
March 1, 2010 to February 28, 2011	$9.05	0.19		0.85	(0.23)	(0.05)
March 1, 2009 to February 28, 2010	$7.23	0.21	[4]	1.77	(0.16)	0.00
March 1, 2008 to February 28, 2009	$9.92	0.25	[4]	(2.33)	(0.31)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.19	[4]	(0.10)	(0.17)	0.00
Investor Class
March 1, 2012 to August 31, 2012 (unaudited)	$10.11	0.08		0.06	(0.09)	0.00
March 1, 2011 to February 29, 2012	$9.93	0.16		0.29	(0.16)	(0.11)
March 1, 2010 to February 28, 2011	$9.16	0.16	[4]	0.85	(0.19)	(0.05)
March 1, 2009 to February 28, 2010	$7.32	0.15	[4]	1.83	(0.14)	0.00
March 1, 2008 to February 28, 2009	$10.03	0.22	[4]	(2.34)	(0.29)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.19	[4]	(0.10)	(0.06)	0.00

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	49

Distributions from tax basis return of capital	Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
		Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

0.00	$10.15	1.64%	0.92%	0.84%	1.41%	15%	$92,329
0.00	$10.10	1.70%	0.92%	0.84%	4.74%	40%	$84,759
0.00	$9.92	1.76%	0.93%	0.84%	11.28%	44%	$61,227
0.00	$9.15	1.89%	1.03%	0.86%	27.28%	77%	$42,190
(0.30)	$7.31	2.69%	1.37%	0.89%	(22.21)%	41%	$12,138
0.00	$10.04	2.90%	3.58%	0.56%	0.88%	54%	$9,354

0.00	$10.03	2.01%	0.65%	0.49%	1.59%	15%	$573,604
0.00	$9.98	2.05%	0.65%	0.49%	5.06%	40%	$536,453
0.00	$9.81	2.11%	0.66%	0.49%	11.68%	44%	$387,146
0.00	$9.05	2.43%	0.72%	0.54%	27.56%	77%	$235,807
(0.30)	$7.23	2.91%	1.06%	0.66%	(22.00)%	41%	$22,002
0.00	$9.92	2.91%	3.71%	0.53%	0.92%	54%	$10,088

0.00	$10.16	1.59%	1.15%	0.90%	1.38%	15%	$190,655
0.00	$10.11	1.65%	1.15%	0.90%	4.67%	40%	$165,774
0.00	$9.93	1.69%	1.18%	0.90%	11.22%	44%	$142,622
0.00	$9.16	1.75%	1.31%	0.93%	27.19%	77%	$43,004
(0.30)	$7.32	2.62%	1.60%	0.95%	(22.15)%	41%	$8,959
0.00	$10.03	2.85%	3.79%	0.60%	0.85%	54%	$2,249

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2020 Fund
Class A
March 1, 2012 to August 31, 2012 (unaudited)	$14.25	0.11		0.01	(0.10)	0.00
March 1, 2011 to February 29, 2012	$13.97	0.21		0.33	(0.22)	(0.04)
March 1, 2010 to February 28, 2011	$12.54	0.20		1.46	(0.23)	0.00
March 1, 2009 to February 28, 2010	$9.58	0.21	[4]	2.97	(0.22)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.78	0.26	[4]	(4.04)	(0.27)	(0.15)
March 1, 2007 to February 29, 2008	$14.22	0.33	[4]	(0.08)	(0.32)	(0.37)
Class B
March 1, 2012 to August 31, 2012 (unaudited)	$14.16	0.05	[4]	0.02	(0.03)	0.00
March 1, 2011 to February 29, 2012	$13.85	0.10	[4]	0.33	(0.08)	(0.04)
March 1, 2010 to February 28, 2011	$12.41	0.09	[4]	1.46	(0.11)	0.00
March 1, 2009 to February 28, 2010	$9.50	0.12	[4]	2.95	(0.16)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.66	0.17	[4]	(4.01)	(0.17)	(0.15)
March 1, 2007 to February 29, 2008	$14.09	0.20	[4]	(0.06)	(0.20)	(0.37)
Class C
March 1, 2012 to August 31, 2012 (unaudited)	$14.20	0.06		0.01	(0.05)	0.00
March 1, 2011 to February 29, 2012	$13.93	0.08		0.35	(0.12)	(0.04)
March 1, 2010 to February 28, 2011	$12.51	0.08		1.48	(0.14)	0.00
March 1, 2009 to February 28, 2010	$9.58	0.12	[4]	2.98	(0.17)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.78	0.17	[4]	(4.05)	(0.17)	(0.15)
March 1, 2007 to February 29, 2008	$14.21	0.21	[4]	(0.06)	(0.21)	(0.37)
Administrator Class
March 1, 2012 to August 31, 2012 (unaudited)	$14.44	0.12	[4]	0.01	(0.11)	0.00
March 1, 2011 to February 29, 2012	$14.15	0.23		0.35	(0.25)	(0.04)
March 1, 2010 to February 28, 2011	$12.70	0.21		1.50	(0.26)	0.00
March 1, 2009 to February 28, 2010	$9.71	0.23	[4]	3.01	(0.25)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.96	0.30	[4]	(4.09)	(0.31)	(0.15)
March 1, 2007 to February 29, 2008	$14.39	0.36	[4]	(0.06)	(0.36)	(0.37)
Institutional Class
March 1, 2012 to August 31, 2012 (unaudited)	$14.47	0.15		0.01	(0.13)	0.00
March 1, 2011 to February 29, 2012	$14.19	0.27	[4]	0.35	(0.30)	(0.04)
March 1, 2010 to February 28, 2011	$12.73	0.26		1.50	(0.30)	0.00
March 1, 2009 to February 28, 2010	$9.73	0.27	[4]	3.01	(0.28)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.98	0.32	[4]	(4.08)	(0.34)	(0.15)
March 1, 2007 to February 29, 2008	$14.41	0.39	[4]	(0.06)	(0.39)	(0.37)
Investor Class
March 1, 2012 to August 31, 2012 (unaudited)	$14.43	0.11		0.02	(0.11)	0.00
March 1, 2011 to February 29, 2012	$14.14	0.22		0.35	(0.24)	(0.04)
March 1, 2010 to February 28, 2011	$12.70	0.20	[4]	1.49	(0.25)	0.00
March 1, 2009 to February 28, 2010	$9.71	0.22	[4]	3.02	(0.25)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.96	0.29	[4]	(4.08)	(0.31)	(0.15)
March 1, 2007 to February 29, 2008	$14.40	0.33	[4]	(0.03)	(0.37)	(0.37)

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	51

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$14.27	1.47%	1.06%	1.01%	0.86%	14%	$73,155
$14.25	1.45%	1.05%	1.01%	3.97%	35%	$74,955
$13.97	1.46%	1.08%	1.02%	13.41%	39%	$77,784
$12.54	1.77%	1.15%	1.11%	33.45%	66%	$72,653
$9.58	2.10%	1.25%	1.20%	(27.90)%	38%	$59,671
$13.78	2.17%	1.27%	1.20%	1.60%	48%	$124,555

$14.20	0.73%	1.81%	1.76%	0.51%	14%	$727
$14.16	0.78%	1.80%	1.76%	3.11%	35%	$1,048
$13.85	0.73%	1.83%	1.77%	12.57%	39%	$2,428
$12.41	1.04%	1.90%	1.86%	32.44%	66%	$5,030
$9.50	1.36%	2.00%	1.95%	(28.43)%	38%	$5,495
$13.66	1.43%	2.02%	1.95%	0.87%	48%	$11,516

$14.22	0.72%	1.81%	1.76%	0.49%	14%	$4,205
$14.20	0.68%	1.81%	1.76%	3.14%	35%	$4,600
$13.93	0.70%	1.83%	1.77%	12.65%	39%	$3,922
$12.51	1.00%	1.90%	1.86%	32.35%	66%	$2,752
$9.58	1.36%	2.00%	1.95%	(28.46)%	38%	$1,840
$13.78	1.42%	2.02%	1.95%	0.90%	48%	$3,318

$14.46	1.62%	0.90%	0.85%	0.93%	14%	$490,461
$14.44	1.63%	0.90%	0.85%	4.17%	35%	$468,494
$14.15	1.62%	0.91%	0.85%	13.60%	39%	$439,314
$12.70	1.96%	0.97%	0.88%	33.64%	66%	$342,078
$9.71	2.42%	1.07%	0.90%	(27.66)%	38%	$196,606
$13.96	2.44%	1.09%	0.90%	1.96%	48%	$234,169

$14.50	1.98%	0.63%	0.50%	1.15%	14%	$1,608,809
$14.47	1.95%	0.63%	0.50%	4.47%	35%	$1,540,045
$14.19	1.96%	0.64%	0.50%	14.03%	39%	$1,250,249
$12.73	2.22%	0.69%	0.60%	33.98%	66%	$822,479
$9.73	2.63%	0.81%	0.67%	(27.46)%	38%	$414,090
$13.98	2.63%	0.82%	0.67%	2.18%	48%	$367,360

$14.45	1.57%	1.12%	0.91%	0.90%	14%	$157,654
$14.43	1.54%	1.13%	0.91%	4.12%	35%	$144,478
$14.14	1.53%	1.15%	0.91%	13.56%	39%	$119,297
$12.70	1.84%	1.24%	0.94%	33.51%	66%	$53,535
$9.71	2.34%	1.36%	0.96%	(27.70)%	38%	$15,254
$13.96	2.27%	1.41%	0.96%	1.91%	48%	$12,140

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income (loss)[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income

Target 2025 Fund
Administrator Class
March 1, 2012 to August 31, 2012 (unaudited)	$9.74	0.08		(0.04)	(0.07)
March 1, 2011 to February 29, 2012	$9.81	0.14	[4]	0.17	(0.15)
March 1, 2010 to February 28, 2011	$8.69	0.13	[4]	1.26	(0.15)
March 1, 2009 to February 28, 2010	$6.25	(0.04)[4]		2.61	(0.13)
March 1, 2008 to February 28, 2009	$9.53	0.20	[4]	(3.29)	(0.19)
June 29, 2007[6] to February 29, 2008	$10.00	0.14	[4]	(0.57)	(0.04)
Institutional Class
March 1, 2012 to August 31, 2012 (unaudited)	$9.71	0.10		(0.05)	(0.08)
March 1, 2011 to February 29, 2012	$9.79	0.17	[4]	0.16	(0.18)
March 1, 2010 to February 28, 2011	$8.68	0.16		1.26	(0.19)
March 1, 2009 to February 28, 2010	$6.24	0.18	[4]	2.39	(0.13)
March 1, 2008 to February 28, 2009	$9.49	0.20	[4]	(3.26)	(0.19)
June 29, 2007[6] to February 29, 2008	$10.00	0.14	[4]	(0.55)	(0.10)
Investor Class
March 1, 2012 to August 31, 2012 (unaudited)	$9.72	0.08		(0.04)	(0.07)
March 1, 2011 to February 29, 2012	$9.80	0.14	[4]	0.15	(0.14)
March 1, 2010 to February 28, 2011	$8.68	0.13	[4]	1.25	(0.14)
March 1, 2009 to February 28, 2010	$6.25	(0.08)[4]		2.64	(0.13)
March 1, 2008 to February 28, 2009	$9.51	0.18	[4]	(3.26)	(0.18)
June 29, 2007[6] to February 29, 2008	$10.00	0.14	[4]	(0.57)	(0.06)

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	53

Distributions from net realized gains	Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
		Net investment income (loss)[1]	Gross expenses[1]	Net expenses[1]	Total return[2]

0.00	$9.71	1.60%	0.90%	0.85%	0.44%	12%	$127,762
(0.23)	$9.74	1.47%	0.91%	0.85%	3.49%	31%	$111,673
(0.12)	$9.81	1.46%	0.91%	0.85%	16.32%	33%	$69,590
0.00	$8.69	(0.51)%	1.01%	0.89%	41.33%	54%	$39,111
0.00	$6.25	2.42%	1.35%	0.63%	(32.95)%	35%	$9,410
0.00	$9.53	2.13%	3.68%	0.51%	(4.30)%	42%	$7,206

0.00	$9.68	1.96%	0.63%	0.50%	0.60%	12%	$1,471,696
(0.23)	$9.71	1.83%	0.64%	0.50%	3.77%	31%	$1,431,120
(0.12)	$9.79	1.83%	0.64%	0.50%	16.75%	33%	$1,290,513
0.00	$8.68	2.07%	0.66%	0.53%	41.46%	54%	$1,057,514
0.00	$6.24	2.50%	1.07%	0.53%	(32.81)%	35%	$26,335
0.00	$9.49	2.09%	3.41%	0.47%	(4.16)%	42%	$17,248

0.00	$9.69	1.55%	1.13%	0.91%	0.41%	12%	$336,582
(0.23)	$9.72	1.42%	1.14%	0.91%	3.32%	31%	$300,434
(0.12)	$9.80	1.39%	1.15%	0.91%	16.22%	33%	$256,544
0.00	$8.68	(0.93)%	1.29%	0.95%	41.19%	54%	$70,228
0.00	$6.25	2.32%	1.60%	0.70%	(32.90)%	35%	$9,564
0.00	$9.51	2.19%	4.33%	0.52%	(4.29)%	42%	$2,432

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2030 Fund
Class A
March 1, 2012 to August 31, 2012 (unaudited)	$14.74	0.10	[4]	(0.12)	(0.09)	0.00
March 1, 2011 to February 29, 2012	$14.81	0.17	[4]	0.13	(0.18)	(0.19)
March 1, 2010 to February 28, 2011	$12.65	0.15	[4]	2.19	(0.18)	0.00
March 1, 2009 to February 28, 2010	$8.65	0.15	[4]	4.00	(0.15)	(0.00	) [5]
March 1, 2008 to February 28, 2009	$14.36	0.21	[4]	(5.55)	(0.20)	(0.17)
March 1, 2007 to February 29, 2008	$15.16	0.24	[4]	(0.32)	(0.23)	(0.49)
Class B
March 1, 2012 to August 31, 2012 (unaudited)	$14.49	0.05	[4]	(0.11)	(0.03)	0.00
March 1, 2011 to February 29, 2012	$14.53	0.07	[4]	0.12	(0.04)	(0.19)
March 1, 2010 to February 28, 2011	$12.41	0.06	[4]	2.14	(0.08)	0.00
March 1, 2009 to February 28, 2010	$8.49	0.07	[4]	3.91	(0.06)	(0.00	) [5]
March 1, 2008 to February 28, 2009	$14.09	0.11	[4]	(5.44)	(0.10)	(0.17)
March 1, 2007 to February 29, 2008	$14.88	0.12	[4]	(0.31)	(0.11)	(0.49)
Class C
March 1, 2012 to August 31, 2012 (unaudited)	$14.45	0.05		(0.12)	(0.05)	0.00
March 1, 2011 to February 29, 2012	$14.53	0.06	[4]	0.14	(0.09)	(0.19)
March 1, 2010 to February 28, 2011	$12.43	0.05	[4]	2.14	(0.09)	0.00
March 1, 2009 to February 28, 2010	$8.50	0.06	[4]	3.93	(0.06)	(0.00	) [5]
March 1, 2008 to February 28, 2009	$14.11	0.11	[4]	(5.45)	(0.10)	(0.17)
March 1, 2007 to February 29, 2008	$14.91	0.12	[4]	(0.32)	(0.11)	(0.49)
Administrator Class
March 1, 2012 to August 31, 2012 (unaudited)	$14.91	0.11		(0.12)	(0.10)	0.00
March 1, 2011 to February 29, 2012	$14.98	0.20	[4]	0.13	(0.21)	(0.19)
March 1, 2010 to February 28, 2011	$12.79	0.18	[4]	2.21	(0.20)	0.00
March 1, 2009 to February 28, 2010	$8.74	0.17	[4]	4.06	(0.18)	(0.00	) [5]
March 1, 2008 to February 28, 2009	$14.50	0.24	[4]	(5.59)	(0.24)	(0.17)
March 1, 2007 to February 29, 2008	$15.31	0.28	[4]	(0.32)	(0.28)	(0.49)
Institutional Class
March 1, 2012 to August 31, 2012 (unaudited)	$14.91	0.15	[4]	(0.13)	(0.13)	0.00
March 1, 2011 to February 29, 2012	$14.98	0.25	[4]	0.12	(0.25)	(0.19)
March 1, 2010 to February 28, 2011	$12.79	0.23	[4]	2.21	(0.25)	0.00
March 1, 2009 to February 28, 2010	$8.75	0.21	[4]	4.03	(0.20)	(0.00	) [5]
March 1, 2008 to February 28, 2009	$14.51	0.26	[4]	(5.58)	(0.27)	(0.17)
March 1, 2007 to February 29, 2008	$15.31	0.31	[4]	(0.31)	(0.31)	(0.49)
Investor Class
March 1, 2012 to August 31, 2012 (unaudited)	$14.88	0.11		(0.12)	(0.10)	0.00
March 1, 2011 to February 29, 2012	$14.95	0.19	[4]	0.13	(0.20)	(0.19)
March 1, 2010 to February 28, 2011	$12.77	0.17	[4]	2.21	(0.20)	0.00
March 1, 2009 to February 28, 2010	$8.74	0.16	[4]	4.04	(0.17)	(0.00	) [5]
March 1, 2008 to February 28, 2009	$14.50	0.22	[4]	(5.58)	(0.23)	(0.17)
March 1, 2007 to February 29, 2008	$15.31	0.25	[4]	(0.29)	(0.28)	(0.49)

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	55

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$14.63	1.43%	1.06%	1.02%	(0.09)%	10%	$57,119
$14.74	1.21%	1.06%	1.02%	2.27%	26%	$60,087
$14.81	1.15%	1.09%	1.03%	18.71%	28%	$62,209
$12.65	1.32%	1.16%	1.12%	48.17%	43%	$55,735
$8.65	1.64%	1.28%	1.21%	(37.78)%	33%	$45,556
$14.36	1.53%	1.29%	1.21%	(0.77)%	36%	$95,985

$14.40	0.70%	1.82%	1.77%	(0.44)%	10%	$610
$14.49	0.50%	1.81%	1.77%	1.43%	26%	$872
$14.53	0.42%	1.84%	1.78%	17.88%	28%	$1,962
$12.41	0.60%	1.92%	1.88%	46.98%	43%	$3,173
$8.49	0.90%	2.03%	1.96%	(38.22)%	33%	$3,233
$14.09	0.79%	2.04%	1.96%	(1.50)%	36%	$7,358

$14.33	0.68%	1.82%	1.77%	(0.47)%	10%	$3,290
$14.45	0.45%	1.82%	1.77%	1.47%	26%	$3,120
$14.53	0.38%	1.84%	1.78%	17.80%	28%	$2,456
$12.43	0.58%	1.91%	1.87%	47.11%	43%	$1,671
$8.50	0.89%	2.02%	1.96%	(38.22)%	33%	$1,261
$14.11	0.77%	2.04%	1.96%	(1.53)%	36%	$2,385

$14.80	1.59%	0.91%	0.86%	0.00%	10%	$417,133
$14.91	1.37%	0.91%	0.86%	2.41%	26%	$395,067
$14.98	1.30%	0.92%	0.86%	18.85%	28%	$373,853
$12.79	1.49%	0.98%	0.89%	48.60%	43%	$254,340
$8.74	1.93%	1.10%	0.91%	(37.56)%	33%	$117,363
$14.50	1.79%	1.11%	0.91%	(0.53)%	36%	$162,897

$14.80	1.95%	0.64%	0.51%	0.16%	10%	$1,403,059
$14.91	1.71%	0.64%	0.51%	2.78%	26%	$1,335,729
$14.98	1.65%	0.65%	0.51%	19.35%	28%	$1,048,222
$12.79	1.74%	0.71%	0.61%	48.76%	43%	$639,598
$8.75	2.15%	0.83%	0.68%	(37.38)%	33%	$265,829
$14.51	1.97%	0.85%	0.68%	(0.24)%	36%	$263,663

$14.77	1.53%	1.13%	0.92%	(0.03)%	10%	$138,570
$14.88	1.30%	1.14%	0.92%	2.36%	26%	$124,145
$14.95	1.21%	1.17%	0.92%	18.84%	28%	$99,234
$12.77	1.36%	1.25%	0.94%	48.33%	43%	$46,963
$8.74	1.84%	1.39%	0.97%	(37.58)%	33%	$13,400
$14.50	1.62%	1.43%	0.97%	(0.52)%	36%	$9,799

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income

Target 2035 Fund
Administrator Class
March 1, 2012 to August 31, 2012 (unaudited)	$9.53	0.07		(0.11)	(0.06)
March 1, 2011 to February 29, 2012	$9.65	0.12	[4]	0.01	(0.11)
March 1, 2010 to February 28, 2011	$8.22	0.10		1.59	(0.13)
March 1, 2009 to February 28, 2010	$5.40	0.09	[4]	2.81	(0.08)
March 1, 2008 to February 28, 2009	$9.24	0.14	[4]	(3.84)	(0.14)
June 29, 2007[6] to February 29, 2008	$10.00	0.10	[4]	(0.85)	(0.01)
Institutional Class
March 1, 2012 to August 31, 2012 (unaudited)	$9.50	0.09		(0.11)	(0.08)
March 1, 2011 to February 29, 2012	$9.61	0.15	[4]	0.02	(0.14)
March 1, 2010 to February 28, 2011	$8.19	0.13		1.58	(0.16)
March 1, 2009 to February 28, 2010	$5.36	0.11	[4]	2.82	(0.10)
March 1, 2008 to February 28, 2009	$9.15	0.14	[4]	(3.80)	(0.13)
June 29, 2007[6] to February 29, 2008	$10.00	0.10	[4]	(0.84)	(0.11)
Investor Class
March 1, 2012 to August 31, 2012 (unaudited)	$9.56	0.07		(0.11)	(0.06)
March 1, 2011 to February 29, 2012	$9.67	0.11	[4]	0.02	(0.10)
March 1, 2010 to February 28, 2011	$8.24	0.10		1.58	(0.12)
March 1, 2009 to February 28, 2010	$5.42	0.08	[4]	2.82	(0.08)
March 1, 2008 to February 28, 2009	$9.24	0.12	[4]	(3.82)	(0.12)
June 29, 2007[6] to February 29, 2008	$10.00	0.10	[4]	(0.86)	(0.00)[5]

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	57

Distributions from net realized gains	Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
		Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

0.00	$9.43	1.55%	0.93%	0.87%	(0.37)%	9%	$88,657
(0.14)	$9.53	1.26%	0.93%	0.87%	1.55%	22%	$77,039
(0.13)	$9.65	1.17%	0.94%	0.87%	20.87%	24%	$50,226
0.00	$8.22	1.20%	1.06%	0.89%	53.96%	34%	$25,950
0.00	$5.40	1.83%	1.60%	0.83%	(40.58)%	30%	$4,101
0.00	$9.24	1.58%	5.39%	0.53%	(7.52)%	33%	$3,524

0.00	$9.40	1.92%	0.66%	0.52%	(0.21)%	9%	$540,484
(0.14)	$9.50	1.60%	0.66%	0.52%	1.96%	22%	$481,784
(0.13)	$9.61	1.52%	0.68%	0.52%	21.21%	24%	$338,577
0.00	$8.19	1.40%	0.75%	0.57%	54.85%	34%	$170,172
0.00	$5.36	1.97%	1.31%	0.64%	(40.44)%	30%	$16,279
0.00	$9.15	1.52%	5.64%	0.49%	(7.48)%	33%	$8,983

0.00	$9.46	1.51%	1.16%	0.93%	(0.39)%	9%	$273,204
(0.14)	$9.56	1.21%	1.16%	0.93%	1.60%	22%	$244,138
(0.13)	$9.67	1.09%	1.19%	0.93%	20.74%	24%	$204,364
0.00	$8.24	1.09%	1.34%	0.95%	53.70%	34%	$60,611
0.00	$5.42	1.69%	1.82%	0.92%	(40.50)%	30%	$7,025
0.00	$9.24	1.59%	5.74%	0.50%	(7.59)%	33%	$1,736

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2040 Fund
Class A
March 1, 2012 to August 31, 2012 (unaudited)	$16.07	0.12		(0.24)	(0.10)	0.00
March 1, 2011 to February 29, 2012	$16.40	0.17		(0.07)	(0.16)	(0.27)
March 1, 2010 to February 28, 2011	$13.60	0.15		2.81	(0.16)	0.00
March 1, 2009 to February 28, 2010	$8.73	0.12	[4]	4.87	(0.12)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.04	0.19	[4]	(6.92)	(0.18)	(0.40)
March 1, 2007 to February 29, 2008	$17.42	0.22	[4]	(0.49)	(0.22)	(0.89)
Class B
March 1, 2012 to August 31, 2012 (unaudited)	$15.36	0.05	[4]	(0.22)	(0.02)	0.00
March 1, 2011 to February 29, 2012	$15.67	0.05	[4]	(0.06)	(0.03)	(0.27)
March 1, 2010 to February 28, 2011	$12.99	0.03	[4]	2.70	(0.05)	0.00
March 1, 2009 to February 28, 2010	$8.35	0.10	[4]	4.57	(0.03)	(0.00)[5]
March 1, 2008 to February 28, 2009	$15.40	0.09	[4]	(6.64)	(0.10)	(0.40)
March 1, 2007 to February 29, 2008	$16.75	0.09	[4]	(0.47)	(0.08)	(0.89)
Class C
March 1, 2012 to August 31, 2012 (unaudited)	$15.26	0.05		(0.22)	(0.05)	0.00
March 1, 2011 to February 29, 2012	$15.60	0.04	[4]	(0.05)	(0.06)	(0.27)
March 1, 2010 to February 28, 2011	$12.95	0.03	[4]	2.69	(0.07)	0.00
March 1, 2009 to February 28, 2010	$8.33	0.05	[4]	4.61	(0.04)	(0.00)[5]
March 1, 2008 to February 28, 2009	$15.36	0.09	[4]	(6.62)	(0.10)	(0.40)
March 1, 2007 to February 29, 2008	$16.73	0.08	[4]	(0.47)	(0.09)	(0.89)
Administrator Class
March 1, 2012 to August 31, 2012 (unaudited)	$16.34	0.13	[4]	(0.24)	(0.11)	0.00
March 1, 2011 to February 29, 2012	$16.67	0.19		(0.06)	(0.19)	(0.27)
March 1, 2010 to February 28, 2011	$13.82	0.16		2.88	(0.19)	0.00
March 1, 2009 to February 28, 2010	$8.88	0.16	[4]	4.93	(0.15)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.29	0.23	[4]	(7.02)	(0.22)	(0.40)
March 1, 2007 to February 29, 2008	$17.67	0.27	[4]	(0.49)	(0.27)	(0.89)
Institutional Class
March 1, 2012 to August 31, 2012 (unaudited)	$16.37	0.16		(0.25)	(0.13)	0.00
March 1, 2011 to February 29, 2012	$16.69	0.24		(0.05)	(0.24)	(0.27)
March 1, 2010 to February 28, 2011	$13.84	0.22		2.87	(0.24)	0.00
March 1, 2009 to February 28, 2010	$8.88	0.18	[4]	4.95	(0.17)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.29	0.25	[4]	(7.02)	(0.24)	(0.40)
March 1, 2007 to February 29, 2008	$17.67	0.30	[4]	(0.48)	(0.31)	(0.89)
Investor Class
March 1, 2012 to August 31, 2012 (unaudited)	$16.32	0.12		(0.23)	(0.11)	0.00
March 1, 2011 to February 29, 2012	$16.65	0.18		(0.06)	(0.18)	(0.27)
March 1, 2010 to February 28, 2011	$13.81	0.16		2.86	(0.18)	0.00
March 1, 2009 to February 28, 2010	$8.87	0.15	[4]	4.93	(0.14)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.28	0.21	[4]	(7.01)	(0.21)	(0.40)
March 1, 2007 to February 29, 2008	$17.67	0.23	[4]	(0.46)	(0.27)	(0.89)

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	59

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$15.85	1.41%	1.08%	1.03%	(0.73)%	8%	$98,694
$16.07	1.06%	1.08%	1.03%	0.85%	20%	$103,841
$16.40	0.95%	1.10%	1.04%	21.98%	21%	$113,494
$13.60	1.03%	1.17%	1.12%	57.33%	29%	$100,278
$8.73	1.39%	1.30%	1.22%	(42.65)%	29%	$67,928
$16.04	1.22%	1.29%	1.22%	(2.02)%	31%	$142,158

$15.17	0.67%	1.83%	1.78%	(1.10)%	8%	$943
$15.36	0.34%	1.83%	1.78%	0.12%	20%	$1,564
$15.67	0.23%	1.86%	1.79%	21.08%	21%	$2,863
$12.99	0.86%	1.93%	1.89%	56.01%	29%	$3,876
$8.35	0.65%	2.05%	1.97%	(43.10)%	29%	$3,623
$15.40	0.50%	2.04%	1.97%	(2.69)%	31%	$9,899

$15.04	0.66%	1.83%	1.78%	(1.10)%	8%	$3,587
$15.26	0.30%	1.83%	1.78%	0.14%	20%	$3,623
$15.60	0.19%	1.85%	1.79%	21.08%	21%	$3,038
$12.95	0.41%	1.92%	1.87%	56.02%	29%	$2,226
$8.33	0.65%	2.05%	1.97%	(43.07)%	29%	$1,362
$15.36	0.46%	2.04%	1.97%	(2.75)%	31%	$3,023

$16.12	1.56%	0.92%	0.87%	(0.64)%	8%	$262,778
$16.34	1.22%	0.92%	0.87%	1.00%	20%	$256,378
$16.67	1.11%	0.94%	0.87%	22.21%	21%	$260,524
$13.82	1.26%	0.99%	0.90%	57.54%	29%	$176,917
$8.88	1.67%	1.12%	0.92%	(42.46)%	29%	$72,233
$16.29	1.49%	1.11%	0.92%	(1.69)%	31%	$117,859

$16.15	1.92%	0.65%	0.52%	(0.48)%	8%	$906,906
$16.37	1.55%	0.65%	0.52%	1.37%	20%	$846,499
$16.69	1.44%	0.67%	0.52%	22.66%	21%	$654,804
$13.84	1.42%	0.72%	0.62%	58.11%	29%	$377,937
$8.88	1.88%	0.85%	0.69%	(42.36)%	29%	$136,386
$16.29	1.66%	0.85%	0.69%	(1.47)%	31%	$125,256

$16.10	1.50%	1.15%	0.93%	(0.66)%	8%	$72,784
$16.32	1.14%	1.15%	0.93%	0.96%	20%	$64,452
$16.65	1.01%	1.18%	0.93%	22.10%	21%	$48,906
$13.81	1.16%	1.27%	0.96%	57.54%	29%	$20,959
$8.87	1.58%	1.41%	0.98%	(42.51)%	29%	$6,970
$16.28	1.29%	1.43%	0.98%	(1.74)%	31%	$5,133

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2045 Fund
Administrator Class
March 1, 2012 to August 31, 2012 (unaudited)	$9.59	0.07		(0.15)	(0.05)	0.00
March 1, 2011 to February 29, 2012	$9.66	0.11		(0.05)	(0.09)	(0.04)
March 1, 2010 to February 28, 2011	$8.12	0.09		1.72	(0.16)	(0.11)
March 1, 2009 to February 28, 2010	$5.21	0.08	[4]	2.92	(0.07)	(0.02)
March 1, 2008 to February 28, 2009	$9.18	0.12	[4]	(3.94)	(0.15)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.09	[4]	(0.91)	0.00	0.00
Institutional Class
March 1, 2012 to August 31, 2012 (unaudited)	$9.55	0.09		(0.15)	(0.08)	0.00
March 1, 2011 to February 29, 2012	$9.62	0.14		(0.05)	(0.12)	(0.04)
March 1, 2010 to February 28, 2011	$8.08	0.13		1.70	(0.18)	(0.11)
March 1, 2009 to February 28, 2010	$5.19	0.10	[4]	2.90	(0.09)	(0.02)
March 1, 2008 to February 28, 2009	$9.09	0.13	[4]	(3.91)	(0.12)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.09	[4]	(0.90)	(0.10)	0.00
Investor Class
March 1, 2012 to August 31, 2012 (unaudited)	$9.62	0.07		(0.15)	(0.05)	0.00
March 1, 2011 to February 29, 2012	$9.69	0.11		(0.05)	(0.09)	(0.04)
March 1, 2010 to February 28, 2011	$8.14	0.08		1.73	(0.15)	(0.11)
March 1, 2009 to February 28, 2010	$5.23	0.09	[4]	2.91	(0.07)	(0.02)
March 1, 2008 to February 28, 2009	$9.17	0.11	[4]	(3.95)	(0.10)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.09	[4]	(0.92)	0.00	0.00

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	61

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$9.46	1.55%	0.96%	0.87%	(0.80)%	7%	$44,869
$9.59	1.18%	0.94%	0.87%	0.85%	19%	$39,964
$9.66	1.02%	0.97%	0.87%	22.56%	20%	$27,698
$8.12	1.11%	1.22%	0.89%	57.87%	27%	$14,948
$5.21	1.62%	2.34%	0.92%	(42.22)%	29%	$1,656
$9.18	1.45%	13.36%	0.56%	(8.20)%	30%	$948

$9.41	1.91%	0.69%	0.52%	(0.59)%	7%	$254,674
$9.55	1.51%	0.67%	0.52%	1.16%	19%	$215,067
$9.62	1.26%	0.70%	0.52%	23.08%	20%	$141,871
$8.08	1.26%	0.95%	0.59%	58.02%	27%	$51,776
$5.19	1.84%	2.02%	0.69%	(42.06)%	29%	$8,287
$9.09	1.46%	12.60%	0.53%	(8.12)%	30%	$4,339

$9.49	1.48%	1.19%	0.93%	(0.83)%	7%	$146,454
$9.62	1.12%	1.17%	0.93%	0.80%	19%	$115,546
$9.69	0.98%	1.21%	0.93%	22.58%	20%	$84,881
$8.14	1.12%	1.51%	0.95%	57.49%	27%	$12,352
$5.23	1.55%	2.58%	0.98%	(42.22)%	29%	$1,205
$9.17	1.43%	12.57%	0.56%	(8.30)%	30%	$547

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2050 Fund
Administrator Class
March 1, 2012 to August 31, 2012 (unaudited)	$9.18	0.07	[4]	(0.09)	(0.06)	0.00
March 1, 2011 to February 29, 2012	$9.48	0.11		(0.07)	(0.09)	(0.25)
March 1, 2010 to February 28, 2011	$8.10	0.09	[4]	1.71	(0.15)	(0.27)
March 1, 2009 to February 28, 2010	$5.20	0.09		2.91	(0.07)	(0.03)
March 1, 2008 to February 28, 2009	$9.14	0.12	[4]	(3.96)	(0.10)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.08	[4]	(0.92)	(0.02)	0.00
Institutional Class
March 1, 2012 to August 31, 2012 (unaudited)	$9.20	0.09		(0.15)	(0.07)	0.00
March 1, 2011 to February 29, 2012	$9.50	0.14		(0.07)	(0.12)	(0.25)
March 1, 2010 to February 28, 2011	$8.10	0.12	[4]	1.72	(0.17)	(0.27)
March 1, 2009 to February 28, 2010	$5.20	0.10		2.92	(0.09)	(0.03)
March 1, 2008 to February 28, 2009	$9.13	0.13	[4]	(3.94)	(0.12)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.08	[4]	(0.90)	(0.05)	0.00
Investor Class
March 1, 2012 to August 31, 2012 (unaudited)	$9.21	0.07		(0.14)	(0.06)	0.00
March 1, 2011 to February 29, 2012	$9.51	0.10		(0.06)	(0.09)	(0.25)
March 1, 2010 to February 28, 2011	$8.11	0.09	[4]	1.71	(0.13)	(0.27)
March 1, 2009 to February 28, 2010	$5.21	0.07		2.93	(0.07)	(0.03)
March 1, 2008 to February 28, 2009	$9.16	0.11	[4]	(3.96)	(0.10)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.07	[4]	(0.91)	0.00	0.00

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	63

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$9.10	1.55%	0.94%	0.87%	(0.73)%	7%	$100,657
$9.18	1.18%	0.93%	0.87%	0.81%	19%	$89,984
$9.48	1.07%	0.94%	0.87%	22.58%	20%	$69,492
$8.10	1.49%	1.04%	0.90%	57.99%	27%	$37,853
$5.20	1.60%	1.48%	0.92%	(42.36)%	29%	$10,984
$9.14	1.18%	5.13%	0.87%	(8.37)%	30%	$5,420

$9.07	1.91%	0.67%	0.52%	(0.57)%	7%	$688,483
$9.20	1.53%	0.66%	0.52%	1.11%	19%	$651,308
$9.50	1.43%	0.67%	0.52%	23.17%	20%	$560,746
$8.10	1.19%	0.71%	0.57%	58.33%	27%	$389,918
$5.20	1.80%	1.19%	0.69%	(42.19)%	29%	$26,763
$9.13	1.32%	5.32%	0.67%	(8.26)%	30%	$8,102

$9.08	1.49%	1.16%	0.93%	(0.76)%	7%	$33,558
$9.21	1.12%	1.16%	0.93%	0.75%	19%	$28,615
$9.51	1.02%	1.19%	0.93%	22.54%	20%	$24,771
$8.11	1.00%	1.28%	0.95%	57.89%	27%	$19,359
$5.21	1.48%	1.73%	0.98%	(42.39)%	29%	$983
$9.16	1.06%	5.27%	0.94%	(8.40)%	30%	$335

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income

Target 2055 Fund
Administrator Class
March 1, 2012 to August 31, 2012 (unaudited)	$10.06	0.07		(0.16)	(0.03)
June 30, 2011[6] to February 29, 2012	$10.00	0.06	[4]	0.00 [5]	0.00
Institutional Class
March 1, 2012 to August 31, 2012 (unaudited)	$10.08	0.09	[4]	(0.16)	(0.07)
June 30, 2011[6] to February 29, 2012	$10.00	0.08	[4]	0.00 [5]	0.00
Investor Class
March 1, 2012 to August 31, 2012 (unaudited)	$10.05	0.06		(0.14)	(0.11)
June 30, 2011[6] to February 29, 2012	$10.00	0.06	[4]	(0.01)	0.00

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods less than one year are not annualized.

3.	Portfolio turnover rate represents the weighted average portfolio turnover in each respective Master Portfolio.

4.	Calculated based upon average shares outstanding.

5.	Amount is less than $0.005.

6.	Commencement of class operations.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	65

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$9.94	1.55%	1.65%	0.87%	(0.82)%	7%	$2,687
$10.06	0.87%	2.14%	0.87%	0.60%	19%	$1,794

$9.94	1.87%	1.37%	0.52%	(0.65)%	7%	$16,580
$10.08	1.33%	4.06%	0.52%	0.80%	19%	$8,963

$9.86	1.46%	1.87%	0.93%	(0.77)%	7%	$461
$10.05	0.94%	6.32%	0.93%	0.50%	19%	$256

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Dow Jones Target Today Fund (“Target Today Fund”), Wells Fargo Advantage Dow Jones Target 2010 Fund (“Target 2010 Fund”), Wells Fargo Advantage Dow Jones Target 2015 Fund (“Target 2015 Fund”), Wells Fargo Advantage Dow Jones Target 2020 Fund (“Target 2020 Fund”), Wells Fargo Advantage Dow Jones Target 2025 Fund (“Target 2025 Fund”), Wells Fargo Advantage Dow Jones Target 2030 Fund (“Target 2030 Fund”), Wells Fargo Advantage Dow Jones Target 2035 Fund (“Target 2035 Fund”), Wells Fargo Advantage Dow Jones Target 2040 Fund (“Target 2040 Fund”), Wells Fargo Advantage Dow Jones Target 2045 Fund (“Target 2045 Fund”), Wells Fargo Advantage Dow Jones Target 2050 Fund (“Target 2050 Fund”) and Wells Fargo Advantage Dow Jones Target 2055 Fund (“Target 2055 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

The Funds each seek to achieve their investment objective by investing all investable assets in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the Master Portfolios for the six months ended August 31, 2012 are included in this report and should be read in conjunction with each Fund’s financial statements. As of August 31, 2012, the Funds own the following percentages of the Master Portfolios:

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund
Wells Fargo Advantage Diversified Fixed Income Portfolio	16%	13%	11%	25%	16%	11%	3%	3%	1%	1%	0%*
Wells Fargo Advantage Diversified Stock Portfolio	2%	3%	4%	15%	15%	19%	10%	16%	6%	10%	0%*
Wells Fargo Advantage Short-Term Investment Portfolio	13%	6%	7%	18%	15%	15%	7%	10%	3%	6%	0%*
*	The amount invested is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in the Master Portfolios are valued daily based on each Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives a report on any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each Master Portfolio. Realized gains or losses in each Master Portfolio are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	67

become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Master Portfolio is informed of the ex-dividend date.

Income from foreign securities in each Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of February 29, 2012, Target 2055 Fund had post-enactment capital loss carryforwards (losses incurred on taxable years which began after December 22, 2010) which consist of $51,204 in long-term capital losses.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolios, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including applicable distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2012, each Fund’s investment in an affiliated Master Portfolio is carried at fair value with Level 2 inputs. Further details on the investments of the affiliated Master Portfolios can be found in the Summary Portfolio of Investments or Portfolio of Investments of each affiliated Master Portfolio which is contained elsewhere in this report.

68	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended August 31, 2012, the Funds did not have any transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Funds.

Funds Management is the adviser for each Fund and is entitled to receive an advisory fee for providing such advisory services, including the determination of the asset allocations of each Fund’s investments in the various Master Portfolios. Funds Management is entitled to receive an annual advisory fee starting at 0.25% and declining to 0.19% as the average daily net assets of each Fund increase. For the six months ended August 31, 2012, the advisory fee was equivalent to an annual rate for each Fund as follows:

Advisory fee
Target Today Fund	0.24%
Target 2010 Fund	0.24
Target 2015 Fund	0.24
Target 2020 Fund	0.22
Target 2025 Fund	0.23
Target 2030 Fund	0.23
Target 2035 Fund	0.24
Target 2040 Fund	0.23
Target 2045 Fund	0.25
Target 2050 Fund	0.24
Target 2055 Fund	0.25

Funds Management also serves as the adviser to each Master Portfolio and is entitled to receive a fee from each Master Portfolio for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fees for subadvisory services are borne by Funds Management. Global Index Advisors, Incorporated, is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of each Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32*

*	Prior to May 1, 2012, the class level administration fee for Investor Class was 0.33%.

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	69

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through June 30, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class B	Class C	Administrator Class	Institutional Class	Investor Class
Target Today Fund	0.96%	1.71%	1.71%	0.80%	0.45%	0.86%
Target 2010 Fund	0.99	1.74	1.74	0.83	0.48	0.89
Target 2015 Fund	N/A	N/A	N/A	0.84	0.49	0.90
Target 2020 Fund	1.01	1.76	1.76	0.85	0.50	0.91
Target 2025 Fund	N/A	N/A	N/A	0.85	0.50	0.91
Target 2030 Fund	1.02	1.77	1.77	0.86	0.51	0.92
Target 2035 Fund	N/A	N/A	N/A	0.87	0.52	0.93
Target 2040 Fund	1.03	1.78	1.78	0.87	0.52	0.93
Target 2045 Fund	N/A	N/A	N/A	0.87	0.52	0.93
Target 2050 Fund	N/A	N/A	N/A	0.87	0.52	0.93
Target 2055 Fund	N/A	N/A	N/A	0.87	0.52	0.93

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended August 31, 2012, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges:

	Front-end sales charges Class A	Contingent deferred sales charges
		Class B	Class C
Target Today Fund	$121	$0	$0
Target 2010 Fund	382	0	0
Target 2020 Fund	511	16	0
Target 2030 Fund	278	29	0
Target 2040 Fund	1,258	46	182

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

70	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended August 31, 2012 were as follows:

	Purchases at cost*	Sales proceeds*
Target Today Fund	$219,379,102	$157,813,912
Target 2010 Fund	189,383,722	133,691,380
Target 2015 Fund	179,817,496	121,541,108
Target 2020 Fund	459,975,731	294,229,975
Target 2025 Fund	354,785,085	211,878,010
Target 2030 Fund	344,086,194	189,466,007
Target 2035 Fund	144,002,126	72,790,153
Target 2040 Fund	204,122,491	95,861,945
Target 2045 Fund	66,003,917	29,780,102
Target 2050 Fund	121,415,711	54,625,395
Target 2055 Fund	2,936,638	1,321,205

*	Each Fund seeks to achieve its investment objective by investing all of its investable assets in multiple Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio’s purchases and sales.

6. BANK BORROWINGS

Each Fund and certain funds in the Trust are party to a $25,000,000 revolving credit agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.15% of the unused balance is allocated to each participating fund. For the six months ended August 31, 2012, the Funds paid the following amounts in commitment fees:

Commitment fee
Target Today Fund	$1,187
Target 2010 Fund	1,068
Target 2015 Fund	975
Target 2020 Fund	2,772
Target 2025 Fund	3,034
Target 2030 Fund	3,154
Target 2035 Fund	1,320
Target 2040 Fund	2,081
Target 2045 Fund	612
Target 2050 Fund	1,258
Target 2055 Fund	19

For the six months ended August 31, 2012, there were no borrowings by the Funds under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	71

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

9. SUBSEQUENT DISTRIBUTIONS

On September 24, 2012, the Funds declared distributions from net investment income to shareholders of record on September 21, 2012. The per share amounts payable on September 25, 2012 were as follows:

Net investment income	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund
Class A	$0.11761	$0.04722	N/A	$0.04559	N/A	$0.04267	N/A	$0.04350
Class B	0.00505	0.01417	N/A	0.01650	N/A	0.01189	N/A	0.01324
Class C	0.05942	0.02257	N/A	0.01744	N/A	0.01565	N/A	0.01871
Administrator Class	0.13149	0.05251	$0.03684	0.05120	$0.03330	0.04849	$0.02951	0.04959
Institutional Class	0.15830	0.06431	0.04572	0.06368	0.04170	0.06118	0.03754	0.06352
Investor Class	0.12686	0.05077	0.03565	0.04927	0.03215	0.04651	0.02825	0.04772

Net investment income	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund
Administrator Class	$0.02825	$0.02781	$0.02866
Institutional Class	0.03616	0.03549	0.03659
Investor Class	0.02701	0.02639	0.02649

These distributions are not reflected in the accompanying financial statements.

72	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2012 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/diversifiedfixedincome.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 28.00%
FHLB	2.86-6.50%	3-1-14 to 10-1-41	$232,472,913	$253,083,040	5.28%
FHLB	4.50	2-1-41	9,441,945	10,630,952	0.22
FHLB	0.40-6.75	9-27-13 to 7-15-32	46,480,000	50,329,289	1.01
FHLMC %%	3.00	9-1-27	18,000,000	18,914,062	0.40
FHLMC %%	3.50	9-1-42	33,000,000	34,923,280	0.73
FHLMC	4.50	2-1-40	11,728,791	12,865,549	0.27
FHLMC	5.00	8-1-39	10,964,056	11,912,952	0.25
FNMA	0.00-7.25	9-17-13 to 8-6-38	50,600,000	54,863,125	1.14
FNMA	2.68-7.00	12-1-12 to 5-25-42	408,812,962	444,872,122	9.32
FNMA %%	3.00	9-1-27	12,000,000	12,658,126	0.27
FNMA	3.50	12-1-25	9,750,970	10,521,352	0.22
FNMA	3.50	12-1-26	16,426,528	17,477,889	0.37
FNMA %%	3.50	9-1-42	30,500,000	32,334,664	0.68
FNMA	3.50	9-1-42	14,868,425	15,772,427	0.33
FNMA	4.00	5-1-41	9,144,356	9,819,582	0.21
FNMA	4.50	5-1-29	12,072,262	13,095,849	0.27
FNMA	4.50	2-1-41	12,883,601	14,008,188	0.29
FNMA	5.00	7-1-40	12,323,160	13,726,161	0.29
GNMA	3.50-7.00	11-15-23 to 7-15-42	196,432,652	217,452,146	4.55
GNMA	3.50	6-15-42	13,916,107	15,085,438	0.32
GNMA	4.00	9-15-40	11,058,572	12,160,416	0.26
GNMA	4.50	3-15-39	9,676,657	10,662,905	0.22
GNMA	5.00	9-15-39	9,213,469	10,373,929	0.22
Other securities				40,649,589	0.88

Total Agency Securities (Cost $1,274,633,629)				1,338,193,032	28.00

Corporate Bonds and Notes: 21.08%

Consumer Discretionary: 2.04%

Auto Components: 0.04%
Other securities				2,125,783	0.04

Automobiles: 0.03%
Other securities				1,235,000	0.03

Diversified Consumer Services: 0.07%
Other securities				3,422,181	0.07

Hotels, Restaurants & Leisure: 0.17%
Other securities				8,246,754	0.17

Household Durables: 0.04%
Other securities				1,667,494	0.04

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	73

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Internet & Catalog Retail: 0.01%
Other securities				$657,412	0.01%

Leisure Equipment & Products: 0.02%
Other securities				1,030,843	0.02

Media: 1.24%
Other securities				59,440,844	1.24

Multiline Retail: 0.19%
Other securities				9,174,922	0.19

Specialty Retail: 0.22%
Other securities				10,287,128	0.22

Textiles, Apparel & Luxury Goods: 0.01%
Other securities				328,508	0.01

Consumer Staples: 1.96%

Beverages: 0.53%
Other securities				25,039,392	0.53

Food & Staples Retailing: 0.48%
Other securities				22,880,608	0.48

Food Products: 0.46%
Other securities				22,137,790	0.46

Household Products: 0.17%
Other securities				8,136,551	0.17

Personal Products: 0.02%
Other securities				1,134,815	0.02

Tobacco: 0.30%
Other securities				14,119,426	0.30

Energy: 1.56%

Energy Equipment & Services: 0.12%
Other securities				6,007,576	0.12

Oil, Gas & Consumable Fuels: 1.44%
Other securities				68,768,989	1.44

Financials: 7.42%

Capital Markets: 1.33%
Other securities				63,655,601	1.33

	Interest rate	Maturity date	Principal

Commercial Banks: 0.94%
Wachovia Bank NA (l)	5.85-6.60%	2 -1-37 to 1-15-38	$1,600,000	2,060,198	0.05
Wachovia Corporation (l)	5.25-5.75	8 -1-14 to 8-1-35	4,900,000	5,655,847	0.13

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2012 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Commercial Banks (continued)
Wells Fargo & Company (l)	1.50-5.63%	10 -16-13 to 4-1-21	$7,300,000	$8,047,354	0.17%
Wells Fargo Bank NA (l)	5.95	8-26-36	350,000	444,718	0.01
Wells Fargo Capital X (l)	5.95	12-15-36	500,000	507,500	0.01
Other securities				28,091,147	0.57

				44,806,764	0.94

Consumer Finance: 0.97%
Other securities				46,188,407	0.97

Diversified Financial Services: 2.61%
Other securities				124,957,738	2.61

Insurance: 1.03%
Other securities				49,034,680	1.03

Real Estate Management & Development: 0.02%
Other securities				932,494	0.02

REITs: 0.52%
Other securities				24,805,621	0.52

Thrifts & Mortgage Finance: 0.00%
Other securities				102,422	0.00

Health Care: 1.64%

Biotechnology: 0.23%
Other securities				11,037,842	0.23

Health Care Equipment & Supplies: 0.23%
Other securities				11,080,975	0.23

Health Care Providers & Services: 0.42%
Other securities				20,085,055	0.42

Life Sciences Tools & Services: 0.07%
Other securities				3,265,028	0.07

Pharmaceuticals: 0.69%
Other securities				32,816,571	0.69

Industrials: 1.60%

Aerospace & Defense: 0.46%
Other securities				21,922,466	0.46

Air Freight & Logistics: 0.08%
Other securities				3,852,784	0.08

Airlines: 0.07%
Other securities				3,157,821	0.07

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	75

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Building Products: 0.01%
Other securities	$557,858	0.01%

Commercial Services & Supplies: 0.22%
Other securities	10,257,205	0.22

Construction & Engineering: 0.01%
Other securities	502,007	0.01

Electrical Equipment: 0.06%
Other securities	2,864,841	0.06

Industrial Conglomerates: 0.11%
Other securities	5,159,823	0.11

Machinery: 0.24%
Other securities	11,619,421	0.24

Road & Rail: 0.34%
Other securities	16,425,875	0.34

Information Technology: 1.14%

Communications Equipment: 0.17%
Other securities	8,089,445	0.17

Computers & Peripherals: 0.20%
Other securities	9,673,622	0.20

Electronic Equipment, Instruments & Components: 0.06%
Other securities	2,730,379	0.06

Internet Software & Services: 0.04%
Other securities	1,782,543	0.04

IT Services: 0.22%
Other securities	10,583,846	0.22

Office Electronics: 0.07%
Other securities	3,578,631	0.07

Semiconductors & Semiconductor Equipment: 0.11%
Other securities	5,521,870	0.11

Software: 0.27%
Other securities	12,735,810	0.27

Materials: 0.82%

Chemicals: 0.41%
Other securities	19,504,300	0.41

Construction Materials: 0.00%
Other securities	138,675	0.00

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2012 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Containers & Packaging: 0.02%
Other securities				$777,894	0.02%

Metals & Mining: 0.28%
Other securities				13,522,110	0.28

Paper & Forest Products: 0.11%
Other securities				5,232,100	0.11

Telecommunication Services: 0.95%

Diversified Telecommunication Services: 0.95%
Other securities				45,333,956	0.95

Utilities: 1.95%

Electric Utilities: 1.54%
Other securities				73,557,274	1.54

Gas Utilities: 0.10%
Other securities				5,067,360	0.10

Independent Power Producers & Energy Traders: 0.02%
Other securities				908,082	0.02

Multi-Utilities: 0.27%
Other securities				12,732,636	0.27

Water Utilities: 0.02%
Other securities				892,714	0.02

Total Corporate Bonds and Notes (Cost $901,780,216)				1,007,294,562	21.08

	Interest rate	Maturity date	Principal
Foreign Government Bonds @: 24.44%
Germany Government Bond (EUR)	2.25-6.50%	1- 4-14 to 7-4-42	44,855,000	69,743,088	1.47
France Government Bond (EUR)	2.50-8.50	10-25-13 to 4-25-60	57,900,000	84,931,689	1.78
Italy Buoni Poliennali del Tesoro (EUR) 144A	2.25-9.00	8-1-13 to 9-1-40	77,630,000	94,363,410	2.01
Japan Government Five Year Bond Series 66 (JPY)	0.40	9-20-16	1,525,000,000	19,667,212	0.41
Japan Government Five Year Bond Series 78 (JPY)	0.90	12-20-13	880,000,000	11,354,838	0.24
Japan Government Ten Year Bond Series 253 (JPY)	1.60	9-20-13	1,037,000,000	13,452,285	0.28
Japan Government Ten Year Bond Series 308 (JPY)	1.30	6-20-20	758,000,000	10,237,923	0.21
Japan Government Two Year Bond Series 315 (JPY)	1.20	6-20-21	865,000,000	11,540,456	0.24
Other securities				852,930,113	17.80

Total Foreign Government Bonds (Cost $1,102,379,517)				1,168,221,014	24.44

U.S. Treasury Securities: 21.66%
U.S. Treasury Bond	2.75-8.50	2-15-20 to 5-15-42	$105,100,000	140,704,973	2.84
U.S. Treasury Bond	3.63	2-15-20	13,000,000	15,380,625	0.32
U.S. Treasury Bond	4.25	11-15-40	9,500,000	12,688,438	0.27
U.S. Treasury Bond	4.38	11-15-39	7,800,000	10,599,467	0.22
U.S. Treasury Note	0.25-11.25	9-30-13 to 8-15-42	465,145,000	502,532,068	10.62

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	77

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

U.S. Treasury Securities (continued)

U.S. Treasury Note	0.13%	12-31-13	$20,000,000	$19,978,120	0.42%
U.S. Treasury Note	0.25	11-30-13	10,000,000	10,005,470	0.21
U.S. Treasury Note	0.25	2-28-14	20,000,000	20,010,940	0.42
U.S. Treasury Note	0.25	4-30-14	15,000,000	15,005,865	0.31
U.S. Treasury Note	0.25	6-30-14	20,000,000	20,008,600	0.42
U.S. Treasury Note	0.25	7-15-15	15,000,000	14,984,760	0.31
U.S. Treasury Note	0.38	3-15-15	30,000,000	30,084,360	0.63
U.S. Treasury Note	0.63	7-15-14	10,000,000	10,072,660	0.21
U.S. Treasury Note	0.75	9-15-13	11,000,000	11,062,733	0.23
U.S. Treasury Note	0.75	6-30-17	15,000,000	15,126,570	0.32
U.S. Treasury Note	1.00	3-31-17	12,000,000	12,255,000	0.26
U.S. Treasury Note	1.25	2-15-14	15,000,000	15,223,245	0.32
U.S. Treasury Note	1.25	4-30-19	12,000,000	12,244,692	0.26
U.S. Treasury Note	1.38	12-31-18	10,000,000	10,313,280	0.22
U.S. Treasury Note	1.75	3-31-14	10,000,000	10,239,060	0.21
U.S. Treasury Note	2.00	11-15-21	21,000,000	22,036,875	0.46
U.S. Treasury Note	2.13	8-15-21	10,000,000	10,632,810	0.22
U.S. Treasury Note	2.25	5-31-14	13,500,000	13,973,553	0.29
U.S. Treasury Note	2.38	2-28-15	10,000,000	10,524,220	0.22
U.S. Treasury Note	2.63	8-15-20	12,000,000	13,315,308	0.28
U.S. Treasury Note	2.63	11-15-20	10,000,000	11,087,500	0.23
U.S. Treasury Note	2.75	2-15-19	8,950,000	9,998,833	0.21
U.S. Treasury Note	3.63	8-15-19	9,500,000	11,203,322	0.23
U.S. Treasury Note	3.63	2-15-21	20,000,000	23,787,500	0.50

Total U.S. Treasury Securities (Cost $966,152,754)				1,035,080,847	21.66

Yankee Corporate Bonds and Notes: 3.68%

Consumer Discretionary: 0.05%

Media: 0.05%
Other securities				2,271,116	0.05

Consumer Staples: 0.06%

Beverages: 0.06%
Other securities				2,797,831	0.06

Energy: 0.66%

Energy Equipment & Services: 0.04%
Other securities				1,895,871	0.04

Oil, Gas & Consumable Fuels: 0.62%
Other securities				29,751,723	0.62

Financials: 1.65%

Capital Markets: 0.18%
Other securities				8,731,648	0.18

Commercial Banks: 0.77%
Other securities				36,839,732	0.77

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2012 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Diversified Financial Services: 0.65%
Other securities	$30,951,257	0.65%

Insurance: 0.05%
Other securities	2,106,641	0.05

Real Estate Management & Development: 0.00%
Other securities	137,407	0.00

Health Care: 0.15%

Pharmaceuticals: 0.15%
Other securities	7,066,610	0.15

Industrials: 0.12%

Aerospace & Defense: 0.01%
Other securities	774,500	0.01

Commercial Services & Supplies: 0.02%
Other securities	870,789	0.02

Industrial Conglomerates: 0.06%
Other securities	2,719,694	0.06

Road & Rail: 0.03%
Other securities	1,599,871	0.03

Materials: 0.34%

Chemicals: 0.04%
Other securities	1,973,142	0.04

Metals & Mining: 0.28%
Other securities	13,353,525	0.28

Paper & Forest Products: 0.02%
Other securities	1,017,286	0.02

Telecommunication Services: 0.60%

Diversified Telecommunication Services: 0.37%
Other securities	17,635,306	0.37

Wireless Telecommunication Services: 0.23%
Other securities	11,131,677	0.23

Utilities: 0.05%

Electric Utilities: 0.01%
Other securities	266,764	0.01

Independent Power Producers & Energy Traders: 0.01%
Other securities	510,527	0.01

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	79

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name			Value	Percent of net assets

Multi-Utilities: 0.02%
Other securities			$1,270,674	0.02%

Water Utilities: 0.01%
Other securities			269,870	0.01

Total Yankee Corporate Bonds and Notes (Cost $161,537,695)			175,943,461	3.68

Other: 0.01%
Other securities			385,167	0.01

	Yield	Shares
Short-Term Investments: 3.69%

Investment Companies: 3.69%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.16%	169,874,378	169,874,378	3.55
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.19	6,632,384	6,632,384	0.14

Total Short-Term Investments (Cost $176,506,762)			176,506,762	3.69

Total investments in securities (Cost $4,583,152,627)*			4,901,624,845	102.56
Other assets and liabilities, net			(122,308,881)	(2.56)

Total Net Assets			$4,779,315,964	100.00%

%%	Security issued on a when-issued basis

(l)	Investment in an affiliate

@	Foreign bond principal is denominated in local currency.

(v)	Security represents investment of cash collateral received from securities on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $4,585,180,634 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$345,632,197
Gross unrealized depreciation	(29,187,986)

Net unrealized appreciation	$316,444,211

The following table shows the percent of total long-term investments by geographic location as of August 31, 2012:

United States	71.22%
Japan	12.31%
United Kingdom	3.70%
France	2.50%
Germany	2.07%
Italy	2.05%
Canada	1.68%
Netherlands	0.97%
Spain	0.95%
Other	2.55%

100.00%

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2012 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/diversifiedstock.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Shares	Value	Percent of net assets

Common Stocks: 96.21%

Consumer Discretionary: 12.54%

Auto Components: 0.71%
Other securities		$51,060,014	0.71%

Automobiles: 0.99%
Toyota Motor Corporation	520,714	20,583,815	0.29
Other securities		51,239,122	0.70

		71,822,937	0.99

Distributors: 0.22%
Other securities		15,653,222	0.22

Diversified Consumer Services: 0.42%
Other securities		30,131,814	0.42

Hotels, Restaurants & Leisure: 1.86%
McDonald’s Corporation	127,314	11,393,330	0.16
Other securities		122,675,276	1.70

		134,068,606	1.86

Household Durables: 0.88%
Other securities		63,683,669	0.88

Internet & Catalog Retail: 0.67%
Amazon.com Incorporated †	73,327	18,201,961	0.25
Other securities		30,379,592	0.42

		48,581,553	0.67

Leisure Equipment & Products: 0.35%
Other securities		25,592,528	0.35

Media: 2.47%
Other securities		178,126,604	2.47

Multiline Retail: 0.71%
Other securities		51,278,278	0.71

Specialty Retail: 2.02%
Other securities		146,104,471	2.02

Textiles, Apparel & Luxury Goods: 1.24%
Other securities		89,936,439	1.24

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	81

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Consumer Staples: 7.43%

Beverages: 1.61%
Coca-Cola Company	520,266	$19,457,948	0.27%
PepsiCo Incorporated	325,163	23,551,556	0.33
Other securities		73,119,680	1.01

		116,129,184	1.61

Food & Staples Retailing: 1.57%
Wal-Mart Stores Incorporated	216,943	15,750,062	0.22
Other securities		97,749,348	1.35

		113,499,410	1.57

Food Products: 2.02%
Nestle SA	306,956	19,082,265	0.26
Other securities		126,446,964	1.76

		145,529,229	2.02

Household Products: 0.90%
Procter & Gamble Company	571,582	38,404,595	0.53
Other securities		26,882,650	0.37

		65,287,245	0.90

Personal Products: 0.53%
Other securities		38,345,432	0.53

Tobacco: 0.80%
Philip Morris International Incorporated	214,250	19,132,525	0.26
Other securities		38,594,114	0.54

		57,726,639	0.80

Energy: 7.58%

Energy Equipment & Services: 1.36%
Schlumberger Limited	277,605	20,093,050	0.28
Other securities		78,634,664	1.08

		98,727,714	1.36

Oil, Gas & Consumable Fuels: 6.22%
BP plc	1,804,655	12,646,987	0.18
Chevron Corporation	245,723	27,560,292	0.38
Exxon Mobil Corporation	585,831	51,143,046	0.71
Gazprom ADR	1,894,171	18,447,331	0.26
Occidental Petroleum Corporation	168,462	14,320,955	0.20
Other securities		325,097,981	4.49

		449,216,592	6.22

Financials: 19.75%

Capital Markets: 1.08%
Other securities		78,026,197	1.08

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2012 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Commercial Banks: 7.20%
Australia & New Zealand Banking Group Limited «	485,220	$12,442,387	0.17%
Commonwealth Bank of Australia	280,103	15,841,116	0.22
HSBC Holdings plc	1,710,701	14,861,087	0.21
Mitsubishi UFJ Financial Group Incorporated	2,483,270	11,291,195	0.16
Wells Fargo & Company (l)	620,620	21,119,699	0.29
Westpac Banking Corporation	552,138	14,129,828	0.20
Other securities		430,228,121	5.95

		519,913,433	7.20

Consumer Finance: 0.28%
Other securities		20,140,359	0.28

Diversified Financial Services: 1.55%
Bank of America Corporation	2,232,466	17,837,403	0.25
JPMorgan Chase & Company	472,477	17,547,796	0.24
Other securities		76,487,602	1.06

		111,872,801	1.55

Insurance: 3.30%
Other securities		238,844,128	3.30

Real Estate Management & Development: 0.96%
Other securities		69,460,430	0.96

REITs: 4.97%
Other securities		358,878,508	4.97

Thrifts & Mortgage Finance: 0.41%
Other securities		29,368,940	0.41

Health Care: 8.89%

Biotechnology: 1.04%
Other securities		75,104,999	1.04

Health Care Equipment & Supplies: 1.37%
Other securities		99,156,875	1.37

Health Care Providers & Services: 1.92%
Other securities		138,382,225	1.92

Health Care Technology: 0.15%
Other securities		11,062,447	0.15

Life Sciences Tools & Services: 0.45%
Other securities		32,104,711	0.45

Pharmaceuticals: 3.96%
Abbott Laboratories	196,294	12,865,109	0.18
GlaxoSmithKline plc	490,873	11,106,923	0.15

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	83

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Pharmaceuticals (continued)
Johnson & Johnson	340,676	$22,971,783	0.32%
Merck & Company Incorporated	377,858	16,266,787	0.23
Novartis AG	251,316	14,807,295	0.21
Pfizer Incorporated	932,550	22,250,643	0.31
Roche Holding AG Genusschein	67,552	12,297,620	0.17
Other securities		173,550,500	2.39

		286,116,660	3.96

Industrials: 11.77%

Aerospace & Defense: 1.31%
United Technologies Corporation	164,459	13,132,051	0.18
Other securities		81,339,876	1.13

		94,471,927	1.31

Air Freight & Logistics: 0.48%
United Parcel Service Incorporated Class B	151,300	11,167,453	0.15
Other securities		23,865,762	0.33

		35,033,215	0.48

Airlines: 0.42%
Other securities		30,200,382	0.42

Building Products: 0.36%
Other securities		26,447,350	0.36

Commercial Services & Supplies: 1.38%
Other securities		99,552,353	1.38

Construction & Engineering: 0.77%
Other securities		55,640,466	0.77

Electrical Equipment: 1.06%
Other securities		76,429,101	1.06

Industrial Conglomerates: 1.00%
General Electric Company	1,322,607	27,391,191	0.38
Other securities		44,835,042	0.62

		72,226,233	1.00

Machinery: 2.68%
Other securities		193,522,125	2.68

Marine: 0.14%
Other securities		9,924,456	0.14

Professional Services: 0.07%
Other securities		5,052,092	0.07

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2012 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Road & Rail: 1.15%
Union Pacific Corporation	99,100	$12,034,704	0.17%
Other securities		71,043,890	0.98

		83,078,594	1.15

Trading Companies & Distributors: 0.79%
Other securities		57,315,686	0.79

Transportation Infrastructure: 0.16%
Other securities		11,345,635	0.16

Information Technology: 14.51%

Communications Equipment: 1.29%
Cisco Systems Incorporated	1,118,249	21,336,191	0.30
Qualcomm Incorporated	356,597	21,916,452	0.30
Other securities		49,584,861	0.69

		92,837,504	1.29

Computers & Peripherals: 2.67%
Apple Incorporated	193,588	128,782,481	1.78
EMC Corporation †	438,420	11,526,062	0.16
Other securities		52,815,189	0.73

		193,123,732	2.67

Electronic Equipment, Instruments & Components: 1.43%
Other securities		103,114,726	1.43

Internet Software & Services: 1.54%
Google Incorporated Class A †	53,642	36,749,598	0.51
Other securities		74,328,205	1.03

		111,077,803	1.54

IT Services: 2.28%
International Business Machines Corporation	229,846	44,785,493	0.62
Visa Incorporated «	108,811	13,955,011	0.19
Other securities		105,983,575	1.47

		164,724,079	2.28

Office Electronics: 0.14%
Other securities		10,239,372	0.14

Semiconductors & Semiconductor Equipment: 2.57%
Intel Corporation	626,534	15,556,839	0.22
Samsung Electronics Company Limited	22,630	24,592,081	0.34
Taiwan Semiconductor Manufacturing Company Limited	5,166,298	14,368,556	0.20
Other securities		131,277,361	1.81

		185,794,837	2.57

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	85

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Software: 2.59%
Microsoft Corporation	936,171	$28,852,790	0.40%
Oracle Corporation	794,615	25,149,565	0.35
Other securities		133,035,518	1.84

		187,037,873	2.59

Materials: 6.56%

Chemicals: 2.74%
Other securities		197,756,344	2.74

Construction Materials: 0.39%
Other securities		27,979,793	0.39

Containers & Packaging: 0.43%
Other securities		31,475,476	0.43

Metals & Mining: 2.68%
BHP Billiton Limited	570,695	18,743,808	0.26
Other securities		174,639,097	2.42

		193,382,905	2.68

Paper & Forest Products: 0.32%
Other securities		23,028,614	0.32

Telecommunication Services: 2.87%

Diversified Telecommunication Services: 1.59%
AT&T Incorporated	734,498	26,912,007	0.37
Verizon Communications Incorporated	351,224	15,081,559	0.21
Other securities		73,095,703	1.01

		115,089,269	1.59

Wireless Telecommunication Services: 1.28%
China Mobile Limited	1,093,500	11,673,850	0.16
Vodafone Group plc	4,524,924	13,040,603	0.18
Other securities		67,782,559	0.94

		92,497,012	1.28

Utilities: 4.31%

Electric Utilities: 1.83%
Other securities		132,347,504	1.83

Gas Utilities: 0.78%
Other securities		56,018,145	0.78

Independent Power Producers & Energy Traders: 0.27%
Other securities		19,677,971	0.27

Multi-Utilities: 1.28%
Other securities		92,540,439	1.28

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2012 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Water Utilities: 0.15%
Other securities	$10,485,149	0.15%

Total Common Stocks (Cost $6,353,480,085)	6,949,402,455	96.21

Foreign Corporate Bonds and Notes: 0.00%

Materials: 0.00%

Chemicals: 0.00%
Other securities	6,757	0.00

Total Foreign Corporate Bonds and Notes (Cost $7,063)	6,757	0.00

Foreign Government Bonds: 0.00%
Other securities	10,027	0.00

Total Foreign Government Bonds (Cost $34,489)	10,027	0.00

Investment Companies: 0.01%
Other securities	581,002	0.01

Total Investment Companies (Cost $421,726)	581,002	0.01

Preferred Stocks: 0.75%

Consumer Discretionary: 0.05%

Automobiles: 0.05%
Other securities	3,554,994	0.05

Media: 0.00%
Other securities	303,068	0.00

Consumer Staples: 0.11%

Beverages: 0.09%
Other securities	6,541,809	0.09

Household Products: 0.02%
Other securities	1,244,747	0.02

Energy: 0.12%

Oil, Gas & Consumable Fuels: 0.12%
Other securities	9,049,265	0.12

Financials: 0.24%

Capital Markets: 0.00%
Other securities	42,238	0.00

Commercial Banks: 0.24%
Other securities	17,721,266	0.24

Insurance: 0.00%
Other securities	263	0.00

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	87

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Materials: 0.17%

Chemicals: 0.03%
Other securities	$1,847,553	0.03%

Metals & Mining: 0.14%
Other securities	10,138,439	0.14

Telecommunication Services: 0.03%

Diversified Telecommunication Services: 0.03%
Other securities	1,899,471	0.03

Utilities: 0.03%

Electric Utilities: 0.03%
Other securities	2,129,948	0.03

Total Preferred Stocks (Cost $58,673,342)	54,473,061	0.75

Rights: 0.00%

Consumer Discretionary: 0.00%

Internet & Catalog Retail: 0.00%
Other securities	69,156	0.00

Financials: 0.00%

Commercial Banks: 0.00%
Other securities	11,071	0.00

Real Estate Management & Development: 0.00%
Other securities	8,322	0.00

Industrials: 0.00%

Road & Rail: 0.00%
Other securities	1,071	0.00

Information Technology: 0.00%

Semiconductors & Semiconductor Equipment: 0.00%
Other securities	575	0.00

Materials: 0.00%

Metals & Mining: 0.00%
Other securities	0	0.00

Total Rights (Cost $31,368)	90,195	0.00

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2012 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name			Value	Percent of net assets

Warrants: 0.00%

Consumer Discretionary: 0.00%

Distributors: 0.00%
Other securities			$146	0.00%

Hotels, Restaurants & Leisure: 0.00%
Other securities			1,032	0.00

Media: 0.00%
Other securities			1	0.00

Consumer Staples: 0.00%

Food & Staples Retailing: 0.00%
Other securities			5,728	0.00

Food Products: 0.00%
Other securities			3,110	0.00

Energy: 0.00%

Oil, Gas & Consumable Fuels: 0.00%
Other securities			1,200	0.00

Industrials: 0.00%

Construction & Engineering: 0.00%
Other securities			5,123	0.00

Materials: 0.00%

Metals & Mining: 0.00%
Other securities			753	0.00

Total Warrants (Cost $16,964)			17,093	0.00

Other: 0.02%
Other securities			1,373,516	0.02

Total Other (Cost $577,889)			1,373,516	0.02

	Yield	Shares
Short-Term Investments: 14.76%

Investment Companies: 14.76%
Wells Fargo Advantage Cash Investment Fund, Select Class (l)(u)	0.16%	169,049,881	169,049,881	2.34
Wells Fargo Securities Lending Cash Investments, LLC (l)(v)(u)(r)	0.19	897,043,281	897,043,281	12.42

Total Short-Term Investments (Cost $1,066,093,162)			1,066,093,162	14.76

Total investments in securities (Cost $7,479,336,088)*			8,072,047,268	111.75%
Other assets and liabilities, net			(848,491,067)	(11.75)

Total net assets			$7,223,556,201	100.00%

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	89

DIVERSIFIED STOCK PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(v)	Security represents investment of cash collateral received from securities on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $7,563,760,199 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,091,786,180
Gross unrealized depreciation	(583,499,111)

Net unrealized appreciation	$508,287,069

The following table shows percent of total long-term investments by geographic locations as of August 31, 2012:

United States	65.67%
Japan	6.52%
United Kingdom	3.48%
Australia	2.52%
Canada	2.00%
Sourth Korea	1.61%
Switzerland	1.50%
Taiwan	1.33%
France	1.30%
Brazil	1.25%
Germany	1.19%
Hong Kong	1.04%
Other	10.59%

100.00%

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2012 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 1.15%
FHLB ±	0.29%	2-5-13	$1,000,000	$999,830
FHLB ±	0.30	3-7-13	1,000,000	999,847
FHLB ±	0.32	3-28-13	1,000,000	999,882
FHLB ±	0.32	5-2-13	1,000,000	999,866
FHLB ±	0.34	4-1-13	1,000,000	1,000,000
FHLB ±	0.34	5-17-13	1,000,000	1,000,000

Total Agency Securities (Cost $5,999,425)				5,999,425

Certificates of Deposit: 20.17%
Banco Del Estado De Chile	0.27	9-27-12	4,000,000	4,000,000
Banco Del Estado De Chile	0.37	10-22-12	1,000,000	1,000,000
Bank Of Montreal	0.18	10-10-12	3,000,000	3,000,000
Bank Of Montreal	0.18	10-23-12	4,000,000	4,000,000
Bank of Montreal	0.23	9-20-12	1,000,000	1,000,000
Bank of Nova Scotia ±	0.29	10-18-12	1,000,000	1,000,000
Bank of Tokyo Mitsubishi LLC	0.18	9-4-12	4,000,000	4,000,000
Bank of Tokyo Mitsubishi LLC	0.18	9-28-12	1,000,000	1,000,000
Bank of Tokyo Mitsubishi LLC	0.19	9-5-12	2,000,000	2,000,000
Barclays Bank plc ±	0.92	3-15-13	5,000,000	5,000,000
Citibank NA	0.33	9-11-12	3,000,000	3,000,000
Citibank NA	0.33	9-17-12	2,000,000	2,000,000
DNB Nor Bank ASA	0.31	9-13-12	2,000,000	2,000,000
DNB Nor Bank ASA 144A (z)	0.31	9-11-12	2,000,000	1,999,879
Mitsubishi Trust & Bank Company	0.20	9-14-12	4,000,000	4,000,000
Mitsubishi Trust & Bank Company	0.20	9-20-12	2,000,000	2,000,000
National Bank of Australia Limited	0.24	11-13-12	1,000,000	1,000,117
National Bank of Canada	0.18	10-15-12	4,000,000	4,000,000
National Bank of Kuwait	0.18	9-4-12	3,000,000	3,000,000
Nordea Bank plc (Finland)	0.87	9-13-12	1,000,000	1,000,025
Norinchukin Bank	0.17	9-4-12	4,000,000	4,000,000
Norinchukin Bank	0.17	9-7-12	4,000,000	4,000,000
Norinchukin Bank	0.40	9-11-12	1,000,000	1,000,039
Oversea-Chinese Banking Corporation Limited	0.26	9-4-12	1,000,000	1,000,000
Oversea-Chinese Banking Corporation Limited	0.27	9-28-12	1,000,000	1,000,000
Royal Bank of Canada ±	0.49	8-12-13	2,000,000	2,000,000
Royal Bank of Canada ±	0.49	8-6-13	1,000,000	1,000,000
Royal Bank of Canada ±	0.50	7-26-13	2,000,000	2,000,000
Royal Bank of Canada ±	0.74	12-17-12	1,000,000	1,000,000
Skandinaviska Enskilda Banken AG	0.50	10-15-12	4,000,000	4,000,000
Skandinaviska Enskilda Banken AG	0.70	11-28-12	5,000,000	5,000,000
Skandinaviska Enskilda Banken AG	0.75	10-12-12	1,000,000	1,000,221
State Street Bank & Trust	0.25	9-17-12	2,000,000	2,000,000
State Street Bank & Trust	0.18	10-16-12	7,000,000	7,000,000
State Street Bank & Trust	0.18	10-18-12	4,000,000	4,000,000
Sumitomo Mitsui Banking Corporation	0.16	9-6-12	5,000,000	5,000,000
Toronto-Dominion Bank	0.17	10-30-12	3,000,000	3,000,000
Toronto-Dominion Bank	0.17	11-2-12	3,000,000	3,000,000
Toronto-Dominion Bank ±	0.29	2-4-13	3,000,000	3,000,000
Toronto-Dominion Bank ±	0.45	7-26-13	1,000,000	1,000,000

Total Certificates of Deposit (Cost $105,000,281)				105,000,281

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	91

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper: 42.45%
ANZ National Limited 144A (z)	0.28%	9-20-12	$2,000,000	$1,999,751
ANZ National Limited 144A (z)	0.29	9-25-12	2,000,000	1,999,662
ANZ National Limited 144A (z)	0.29	10-2-12	1,000,000	999,774
ASB Finance Limited ±144A	0.50	2-25-13	2,000,000	2,000,000
ASB Finance Limited ±144A	0.54	9-5-13	1,000,000	1,000,000
ASB Finance Limited ±144A	0.64	4-8-13	1,000,000	1,000,000
Axis Bank Limited (Dubai) (z)	0.65	9-28-12	2,000,000	1,999,133
Banco De Chile 144A (z)	0.66	9-25-12	1,000,000	999,615
Barclays Bank plc 144A (z)	0.31	10-25-12	2,000,000	1,999,122
BNZ International Funding Limited 144A (z)	0.28	9-12-12	1,000,000	999,938
BNZ International Funding Limited 144A (z)	0.28	9-14-12	1,000,000	999,922
BNZ International Funding Limited 144A	0.52	2-28-13	1,000,000	1,000,006
CAFCO LLC 144A (z)	0.42	9-19-12	1,000,000	999,825
Caisse Centrale Desjardins du Quebec 144A (z)	0.18	9-7-12	1,000,000	999,985
Caisse Centrale Desjardins du Quebec 144A (z)	0.18	9-19-12	5,000,000	4,999,625
Caisse Centrale Desjardins du Quebec 144A (z)	0.19	9-27-12	1,000,000	999,879
Caisse Centrale Desjardins du Quebec 144A (z)	0.22	10-22-12	1,000,000	999,707
Caisse Centrale Desjardins du Quebec 144A (z)	0.22	10-16-12	1,000,000	999,743
Caisse Centrale Desjardins du Quebec 144A (z)	0.22	11-6-12	1,000,000	999,615
Caisse Centrale Desjardins du Quebec 144A (z)	0.22	11-7-12	1,000,000	999,609
Caisse Centrale Desjardins du Quebec 144A (z)	0.22	11-16-12	1,000,000	999,554
Caisse Centrale Desjardins du Quebec 144A (z)	0.23	11-8-12	1,000,000	999,585
Caisse Centrale Desjardins du Quebec 144A (z)	0.25	9-4-12	1,000,000	1,000,000
Chariot Funding LLC 144A (z)(p)	0.18	9-12-12	3,000,000	2,999,873
Ciesco LLC 144A (z)(p)	0.52	9-6-12	1,000,000	999,971
CNPC Finance 144A (z)	0.32	10-9-12	2,000,000	1,999,378
CNPC Finance 144A (z)	0.37	10-22-12	1,000,000	999,507
CNPC Finance 144A (z)	0.37	10-23-12	1,000,000	999,496
CNPC Finance 144A (z)	0.38	9-17-12	2,000,000	1,999,726
CNPC Finance 144A (z)	0.39	9-24-12	1,000,000	999,783
Commonwealth Bank of Australia 144A (z)	0.19	10-3-12	1,000,000	999,847
Commonwealth Bank of Australia (New York)	0.32	9-27-12	1,000,000	1,000,089
CRC Funding LLC 144A (z)(p)	0.35	9-7-12	1,000,000	999,971
CRC Funding LLC 144A (z)(p)	0.50	9-4-12	2,000,000	2,000,000
DBS Bank Limited 144A (z)	0.22	9-4-12	1,000,000	1,000,000
DBS Bank Limited 144A (z)	0.26	9-13-12	1,000,000	999,935
DBS Bank Limited 144A (z)	0.26	10-5-12	1,000,000	999,776
DBS Bank Limited 144A (z)	0.26	10-25-12	2,000,000	1,999,263
DBS Bank Limited 144A (z)	0.26	10-29-12	1,000,000	999,603
Fairway Finance Corporation 144A (z)(p)	0.19	10-26-12	1,000,000	999,726
Fairway Finance Corporation 144A (z)(p)	0.20	9-5-12	1,000,000	999,994
Fairway Finance Corporation 144A (z)(p)	0.21	10-2-12	1,000,000	999,837
General Electric Capital Company (z)	0.17	9-26-12	4,000,000	3,999,584
General Electric Capital Company (z)	0.23	12-27-12	2,000,000	1,998,543
General Electric Capital Company (z)	0.28	12-26-12	2,000,000	1,998,242
General Electric Capital Company (z)	0.28	12-28-12	1,000,000	999,106
Gotham Funding Corporation 144A (z)(p)	0.21	9-7-12	1,000,000	999,983
Gotham Funding Corporation 144A (z)(p)	0.21	9-11-12	1,000,000	999,959
Gotham Funding Corporation 144A (z)(p)	0.21	9-13-12	1,000,000	999,948
Gotham Funding Corporation 144A (z)(p)	0.21	9-18-12	1,000,000	999,918

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2012 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Gotham Funding Corporation 144A (z)(p)	0.21%	9-19-12	$1,000,000	$999,913
Gotham Funding Corporation 144A (z)(p)	0.21	9-20-12	1,000,000	999,907
Gotham Funding Corporation 144A (z)(p)	0.21	9-21-12	2,000,000	1,999,802
Govco LLC 144A (z)(p)	0.35	9-10-12	1,000,000	999,942
Govco LLC 144A (z)(p)	0.50	9-5-12	1,000,000	999,986
Govco LLC 144A (z)(p)	0.50	9-6-12	2,000,000	1,999,944
ICICI Bank Limited (z)	0.64	9-10-12	1,000,000	999,893
JPMorgan Chase & Company (z)	0.28	10-30-12	5,000,000	4,997,822
Jupiter Securitization Company LLC 144A (z)(p)	0.18	9-12-12	3,000,000	2,999,873
Legacy Capital Company 144A (z)(p)	0.48	10-19-12	1,000,000	999,400
Legacy Capital Company 144A (z)(p)	0.48	11-7-12	2,000,000	1,998,293
Lexington Parker Capital Company LLC 144A (z)(p)	0.48	10-19-12	2,000,000	1,998,800
Lexington Parker Capital Company LLC 144A (z)(p)	0.48	11-9-12	2,000,000	1,998,240
Liberty Street Funding LLC 144A (z)(p)	0.18	9-17-12	2,000,000	1,999,870
Liberty Street Funding LLC 144A (z)(p)	0.18	9-18-12	4,000,000	3,999,720
Liberty Street Funding LLC 144A (z)(p)	0.19	9-13-12	1,000,000	999,953
Liberty Street Funding LLC 144A (z)(p)	0.22	10-25-12	1,000,000	999,688
Liberty Street Funding LLC 144A (z)(p)	0.22	11-15-12	1,000,000	999,560
Liberty Street Funding LLC 144A (z)(p)	0.23	10-26-12	1,000,000	999,668
Liberty Street Funding LLC 144A (z)(p)	0.23	11-13-12	2,000,000	1,999,106
Louis Dreyfus Commodities LLC (z)	0.50	9-7-12	1,000,000	999,958
Louis Dreyfus Commodities LLC (z)	0.53	9-4-12	1,000,000	1,000,000
Market Street Funding Corporation 144A (z)(p)	0.26	10-17-12	1,000,000	999,689
Market Street Funding Corporation 144A (z)(p)	0.26	10-18-12	1,000,000	999,682
MetLife Short Term Funding LLC 144A (z)(p)	0.20	10-10-12	1,000,000	999,800
MetLife Short Term Funding LLC 144A (z)(p)	0.21	9-12-12	1,000,000	999,953
MetLife Short Term Funding LLC 144A (z)(p)	0.22	10-4-12	1,000,000	999,817
MetLife Short Term Funding LLC 144A (z)(p)	0.24	11-5-12	1,000,000	999,587
MetLife Short Term Funding LLC 144A (z)(p)	0.24	10-24-12	1,000,000	999,667
MetLife Short Term Funding LLC 144A (z)(p)	0.25	9-6-12	1,000,000	999,986
MetLife Short Term Funding LLC 144A (z)(p)	0.25	10-15-12	1,000,000	999,715
Mitsubishi UFJ Trust & Banking Corporation 144A (z)	0.20	9-12-12	1,000,000	999,956
Nationwide Building Society 144A (z)	0.42	12-5-12	2,000,000	1,997,853
Nationwide Building Society 144A (z)	0.42	12-6-12	1,000,000	998,915
Nationwide Building Society 144A (z)	0.42	12-12-12	1,000,000	998,845
Nationwide Building Society 144A (z)	0.42	12-19-12	1,000,000	998,763
Nationwide Building Society 144A (z)	0.55	10-1-12	1,000,000	999,588
Nationwide Building Society 144A (z)	0.58	10-12-12	1,000,000	999,388
Nordea North America (z)	0.30	9-7-12	2,000,000	1,999,950
Old Line Funding LLC 144A (z)(p)	0.18	10-22-12	1,000,000	999,760
Old Line Funding LLC 144A (z)(p)	0.20	12-3-12	1,000,000	999,500
Old Line Funding LLC 144A (z)(p)	0.35	2-8-13	2,000,000	1,996,948
Oversea Chinese Banking Corporation Limited (z)	0.22	10-30-12	1,000,000	999,658
Oversea-Chinese Banking Corporation Limited (z)(p)	0.23	9-18-12	2,000,000	1,999,821
Oversea-Chinese Banking Corporation Limited (z)	0.27	9-26-12	2,000,000	1,999,676
Oversea-Chinese Banking Corporation Limited (z)	0.27	10-11-12	1,000,000	999,723
Principal Life Insurance Company 144A (z)(p)	0.20	9-7-12	1,000,000	999,983
Prudential plc 144A (z)	0.40	11-1-12	1,000,000	999,356
Prudential plc 144A (z)	0.40	11-5-12	1,000,000	999,311
Regency Markets No. 1 LLC 144A (z)(p)	0.21	9-6-12	1,000,000	999,988

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	93

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Regency Markets No. 1 LLC 144A (z)(p)	0.21%	9-25-12	$1,000,000	$999,878
Salisbury Receivables Company 144A (z)(p)	0.24	9-10-12	1,000,000	999,960
Salisbury Receivables Company 144A (z)(p)	0.27	9-25-12	1,000,000	999,843
Salisbury Receivables Company 144A (z)(p)	0.27	9-26-12	1,000,000	999,835
Salisbury Receivables Company 144A (z)(p)	0.27	9-27-12	1,000,000	999,828
Salisbury Receivables Company 144A (z)(p)	0.28	9-6-12	1,000,000	999,984
Salisbury Receivables Company 144A (z)(p)	0.33	11-7-12	1,000,000	999,413
Sheffield Receivables Corporation 144A (z)(p)	0.27	10-4-12	1,000,000	999,775
Sheffield Receivables Corporation 144A (z)(p)	0.27	10-5-12	2,000,000	1,999,536
Sheffield Receivables Corporation 144A (z)(p)	0.27	10-12-12	1,000,000	999,715
Sheffield Receivables Corporation 144A (z)(p)	0.27	10-15-12	2,000,000	1,999,385
Sheffield Receivables Corporation 144A (z)(p)	0.27	10-16-12	2,000,000	1,999,370
Sheffield Receivables Corporation 144A (z)(p)	0.27	10-18-12	1,000,000	999,670
Straight-A Funding LLC 144A (z)(p)	0.18	10-3-12	1,000,000	999,855
Straight-A Funding LLC 144A (z)(p)	0.18	10-15-12	2,000,000	1,999,590
Straight-A Funding LLC 144A (z)(p)	0.18	10-17-12	2,000,000	1,999,570
Straight-A Funding LLC 144A (z)(p)	0.18	10-18-12	3,000,000	2,999,340
Straight-A Funding LLC 144A (z)(p)	0.18	10-23-12	2,000,000	1,999,510
Sumitomo Trust & Banking Corporation	0.16	9-5-12	4,000,000	4,000,000
Suncorp Group Limited 144A (z)	0.45	9-13-12	2,000,000	1,999,775
Suncorp Group Limited 144A (z)	0.45	10-18-12	1,000,000	999,450
Suncorp Group Limited 144A (z)	0.45	9-12-12	1,000,000	999,900
Suncorp Group Limited 144A (z)	0.45	9-17-12	1,000,000	999,838
Surrey Funding Corporation 144A (z)	0.27	10-2-12	1,000,000	999,790
Surrey Funding Corporation 144A (z)	0.27	10-5-12	1,000,000	999,768
Surrey Funding Corporation 144A (z)	0.28	9-18-12	1,000,000	999,891
Swedbank (z)	0.30	11-14-12	1,000,000	999,408
Swedbank (z)	0.31	11-9-12	1,000,000	1,000,000
Swedbank (z)	0.31	11-8-12	2,000,000	1,998,881
Swedbank (z)	0.31	11-13-12	1,000,000	999,397
Swedbank (z)	0.42	9-10-12	2,000,000	1,999,860
Swedbank (z)	0.42	9-11-12	1,000,000	999,918
Sydney Capital Corporation 144A (z)(p)	0.30	9-13-12	1,000,000	999,925
Sydney Capital Corporation 144A (z)(p)	0.30	11-14-12	1,000,000	999,408
Thunder Bay Funding LLC 144A (z)(p)	0.18	10-22-12	1,000,000	999,760
Thunder Bay Funding LLC 144A (z)(p)	0.20	11-20-12	1,000,000	999,572
Thunder Bay Funding LLC 144A (z)(p)	0.20	12-3-12	1,000,000	999,500
Thunder Bay Funding LLC 144A (z)(p)	0.35	2-1-13	1,000,000	998,542
Thunder Bay Funding LLC 144A (z)(p)	0.35	2-7-13	1,000,000	998,483
Toyota Credit Canada Incorporated (z)	0.20	9-25-12	1,000,000	999,883
Toyota Motor Credit Corporation (z)	0.35	2-25-13	3,000,000	2,994,925
UOB Funding LLC (z)	0.25	9-13-12	1,000,000	999,938
UOB Funding LLC (z)	0.25	12-4-12	1,000,000	999,368
Victory Receivables 144A (p)	0.01	9-18-12	1,000,000	999,918
Victory Receivables 144A (p)	0.21	9-18-12	1,000,000	999,918
Victory Receivables 144A (p)	0.21	9-21-12	1,000,000	999,901
Victory Receivables 144A (z)(p)	0.21	9-12-12	4,000,000	3,999,813
Victory Receivables 144A (z)(p)	0.21	9-13-12	1,000,000	999,948
Victory Receivables 144A (z)(p)	0.21	9-20-12	1,000,000	999,907
Victory Receivables 144A(z)(p)	0.21	9-25-12	1,000,000	999,878

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2012 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Westpac Banking Corporation 144A (z)	0.26%	9-17-12	$1,000,000	$999,906
Westpac Securities NZ Limited 144A (z)	0.30	9-21-12	1,000,000	999,858
Westpac Securities NZ Limited 144A (z)	0.30	9-17-12	1,000,000	999,892
Westpac Securities NZ Limited ±144A	0.50	2-25-13	1,000,000	1,000,000
Westpac Securities NZ Limited ±144A	0.50	2-22-13	2,000,000	2,000,000
Westpac Securities NZ Limited 144A	0.61	7-22-13	1,000,000	1,000,000
Westpac Securities NZ Limited 144A	0.64	4-8-13	1,000,000	1,000,000
Westpac Securities NZ Limited ±144A	0.66	4-15-13	1,000,000	1,000,308
White Point Funding Incorporated 144A (z)(p)	0.52	11-19-12	1,000,000	998,902
Working Capital Management Company 144A (z)(p)	0.22	9-6-12	1,000,000	999,988

Total Commercial Paper (Cost $220,936,698)				220,936,698

Corporate Bonds and Notes: 1.85%

Financials: 1.61%

Commercial Banks: 0.19%
JPMorgan Chase Bank NA ±	0.36	11-21-12	1,000,000	1,000,155

Consumer Finance: 0.39%
Toyota Motor Credit Corporation ±	0.53	7-19-13	2,000,000	2,000,000

Diversified Financial Services: 1.03%
JPMorgan Chase & Company ±	0.53	1-18-13	1,000,000	999,926
JPMorgan Chase & Company ±	0.59	11-1-12	1,000,000	1,000,365
JPMorgan Chase & Company ±	0.97	9-21-12	1,000,000	1,000,232
JPMorgan Chase & Company ±	1.08	2-26-13	1,000,000	1,002,215
LTF Real Estate LLC ±144A§	0.30	6-1-33	380,000	380,000
Overseas Private Investment Corporation ±§	0.19	7-9-26	1,000,000	1,000,000

				5,382,738

Health Care: 0.24%

Health Care Providers & Services: 0.24%
Acts Retirement Life Communities Incorporated ±§	0.22	11-15-29	225,000	225,000
Providence Health & Services ±§	0.24	10-1-42	1,000,000	1,000,000

				1,225,000

Total Corporate Bonds and Notes (Cost $9,607,893)				9,607,893

Municipal Obligations: 21.14%

Alabama: 0.19%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series 2006-C (Hospital Revenue) ±144A§	0.24	11-15-46	1,000,000	1,000,000

Arizona: 0.19%
Arizona Health Facilities Authority Catholic Healthcare West Loan Program (Health Revenue, Citibank NA LOC) ±§	0.21	7-1-35	1,000,000	1,000,000

California: 2.17%
California HFFA Series H (Health Revenue, Bank of America NA LOC) ±§	0.22	7-1-35	1,200,000	1,200,000
California Infrastructure & Economic Development Bank Contemporary Jewish Museum (Miscellaneous Revenue, Bank of America NA LOC) ±§	0.23	12-1-36	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	95

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Stanford Hospital Series B (Health Revenue, FNMA LOC) ±§	0.17%	8-1-36	$150,000	$150,000
California State (Tax Revenue, GO - State)	0.17	9-17-12	1,000,000	1,000,000
JPMorgan Chase PUTTER Trust (Miscellaneous Revenue) ±144A	0.21	5-30-13	3,000,000	3,000,000
Roseville CA Electric System Series A (Utilities Revenue, Morgan Stanley Bank LOC) ±§	0.18	2-1-35	2,000,000	2,000,000
San Bernardino County CA COP Series B (Miscellaneous Revenue) ±§	0.27	3-1-17	459,000	459,000
San Bernardino County CA Flood Control District (Tax Revenue, Bank of America NA LOC) ±§	0.20	8-1-37	500,000	500,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC) ±§	0.23	12-1-33	985,000	985,000
San Francisco City and County CA Public Utilities Commission (Utilities Revenue)	0.19	10-2-12	1,000,000	1,000,000

				11,294,000

Colorado: 0.81%
Colorado HFA Class I Series B-2 (Housing Revenue) ±§	0.18	5-1-38	1,000,000	1,000,000
Colorado HFA Taxable MFHR Project Series A1 (Housing Revenue) ±§	0.19	10-1-33	965,000	965,000
Colorado HFA Taxable MFHR Project Series B2 (Housing Revenue) ±§	0.18	5-1-50	250,000	250,000
Denver CO City & County Subseries G1 (Airport Revenue, Assured Guaranty Insured) ±§	0.21	11-15-25	1,000,000	1,000,000
Denver CO City & County Subseries G2 (Airport Revenue, Assured Guaranty Insured) ±§	0.21	11-15-25	1,000,000	1,000,000

				4,215,000

Delaware: 0.20%
PFOTER Series TNP-1002 (Miscellaneous Revenue) ±144A§	0.90	9-1-34	1,060,000	1,060,000

District of Columbia: 0.19%
Metro Washington DC Airport Authority (Airport Revenue)	0.18	9-4-12	1,000,000	1,000,000

Florida: 0.76%
Jacksonville FL Capital Projects Series A (Utilities Revenue, Bank of America NA LOC) ±§	0.21	10-1-34	1,955,000	1,955,000
JPMorgan Chase PUTTER Trust Series 4128 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) ±144A§	0.19	3-1-21	1,000,000	1,000,000
Miami-Dade County FL Eclipse Funding Trust (Tax Revenue, U.S. Bank NA) ±§	0.17	7-1-13	995,000	995,000

				3,950,000

Georgia: 0.19%
Richmond County GA Development Authority (Education Revenue) ±§	0.18	7-1-37	975,000	975,000

Illinois: 0.58%
Chicago IL Deutsche Bank PFOTER Trust Series DB-393 (GO, JPMorgan Chase Bank SPA) ±§	0.19	1-1-34	1,000,000	1,000,000
Illinois Educational Facilities Authority Field Museum National History (Miscellaneous Revenue, Bank of America NA LOC) ±§	0.27	11-1-32	1,000,000	1,000,000
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC-CR, MBIA Insured) ±§	0.18	3-1-14	1,000,000	1,000,000

				3,000,000

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2012 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Indiana: 0.82%
Indiana Finance Authority Parkview Health System Obligation Group Project Series 2009 C (Health Revenue, PNC Bank NA LOC) ±§	0.14%	11-1-39	$3,000,000	$3,000,000
Indiana Housing & CDA (Housing Revenue) ±§	0.22	7-1-36	1,000,000	1,000,000
Richmond IN Reid Hospital & Health Care Services Incorporated Hospital Authority Series A (Health Revenue, AGM Insured) ±§	0.20	1-1-40	240,000	240,000

				4,240,000

Louisiana: 0.87%
East Baton Rouge Parish LA IDR Series A (IDR) ±§	0.19	8-1-35	1,000,000	1,000,000
East Baton Rouge Parish LA Road and Street Improvement Project Series A (Transportation Revenue, JPMorgan Chase Bank LOC) ±§	0.19	8-1-30	2,000,000	2,000,000
Louisiana State GO JPMorgan Chase PUTTER Series 4049 (GO, AGM Insured, JPMorgan Chase Bank LIQ) ±144A§	0.22	5-1-13	1,000,000	1,000,000
St. James Parish LA Series A-1 (IDR) ±§	0.18	11-1-40	500,000	500,000

				4,500,000

Maryland: 0.83%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC) ±§	0.24	7-1-32	970,000	970,000
Maryland CDA Department Housing & Community Development Series 2006-G (Housing Revenue) ±§	0.20	9-1-40	500,000	500,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC) ±§	0.23	1-1-29	845,000	845,000
Maryland State Housing & Community Development Residential Series 2007-F (Housing Revenue, PNC Bank NA LOC) ±§	0.15	9-1-31	1,000,000	1,000,000
Montgomery County MD Series 2009 (Tax Revenue)	0.18	9-5-12	1,000,000	1,000,000

				4,315,000

Massachusetts: 0.06%
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC) ±§	0.18	10-1-31	325,000	325,000

Michigan: 0.19%
RBC Municipal Products Incorporated (Education Revenue) ±§	0.22	9-1-33	1,000,000	1,000,000

Minnesota: 0.03%
Minnesota State HFA Residential Housing Series T (Housing Revenue, GO of Agency Insured) ±§	0.21	7-1-48	170,000	170,000

Missouri: 0.19%
Missouri Joint Municipal Electric Utility Commission Power Prairie Eclipse Funding Trust Series 2007-0111 (Miscellaneous Revenue, U.S. Bank NA LOC) ±§	0.17	1-1-32	995,000	995,000

Nebraska: 0.19%
Central Plains NE Nebraska Gas Project #2 Series 2009 (Utilities Revenue, Royal Bank of Canada SPA) ±§	0.18	8-1-39	995,000	995,000

Nevada: 0.10%
Las Vegas NV EDA Revenue Keep Memory Alive Project (Miscellaneous Revenue, PNC Bank NA LOC) ±§	0.15	5-1-37	500,000	500,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	97

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

New Jersey: 0.87%
New Jersey Housing & Mortgage Finance Agency AMT SFMR Series Y (Housing Revenue, Royal Bank of Canada SPA) ±§	0.16%	10-1-39	$1,000,000	$1,000,000
New Jersey TRAN Series A (Miscellaneous Revenue) ±	0.50	6-27-13	2,500,000	2,500,420
Salem County NJ PCFA Atlantic City Electric (Utilities Revenue, JPMorgan Chase Bank LOC) ±§	0.20	4-15-14	1,000,000	1,000,000

				4,500,420

New Mexico: 0.19%
New Mexico Municipal Energy Acquisition Authority Gas Supply Series 2009 (Utilities Revenue, Royal Bank of Canada SPA) ±§	0.18	11-1-39	1,000,000	1,000,000

New York: 2.66%
JPMorgan Chase PUTTER/DRIVER (Miscellaneous Revenue) ±144A	0.19	10-1-13	1,000,000	1,000,000
Nassau County NY Interim Finance Authority Series E (Tax Revenue) ±§	0.17	11-15-14	1,000,000	1,000,000
New York City NY Abraham Joshua Hesehal School (Miscellaneous Revenue, TD Bank NA LOC) ±§	0.18	1-1-40	250,000	250,000
New York City NY Transitional Finance Authority Revenue Subseries A-7 (Miscellaneous Revenue) ±§	0.16	8-1-39	1,000,000	1,000,000
New York Dormitory Authority Revenue (Education Revenue, JPMorgan Chase Bank SPA) ±§	0.17	7-1-39	1,000,000	1,000,000
New York HFA 50th Street Housing Series 1999-A (Housing Revenue, FNMA Insured) ±§	0.17	5-1-29	500,000	500,000
New York HFA Biltmore Tower Housing Project Series A (Housing Revenue, FNMA Insured) ±§	0.18	5-15-34	1,000,000	1,000,000
New York HFA Victory Housing Series 2004-A (Housing Revenue, FHLMC Insured) ±§	0.18	11-1-33	500,000	500,000
New York Housing Finance Agency Eleventh Avenue Housing Project Series A (Housing Revenue, FNMA Insured) ±§	0.18	5-15-41	2,000,000	2,000,000
New York Mortgage Agency Homeowner Mortgage Series 132 (Housing Revenue) ±§	0.22	4-1-37	1,000,000	1,000,000
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, CitiBank NA LIQ) ±144A§	0.37	10-1-31	920,000	920,000
New York NY Municipal Water Finance Authority Series DD-1 (Water & Sewer Revenue) ±§	0.18	6-15-43	1,000,000	1,000,000
New York NY Municipal Water Finance Authority Series CC-1 (Water & Sewer Revenue) ±§	0.18	6-15-38	1,000,000	1,000,000
New York PFOTER (Miscellaneous Revenue) ±144A§	0.48	6-15-53	1,000,000	1,000,000
PFOTER Series TNP-1004 (Resource Recovery Revenue, AMBAC Insured) ±144A§	0.75	1-29-46	670,000	670,000

				13,840,000

North Carolina: 0.09%
North Carolina Medical Care Commission University Health System Series B-2 (Health Revenue, Branch Banking & Trust LOC) ±§	0.15	12-1-36	475,000	475,000

Ohio: 0.79%
Lancaster OH Port Authority Gas Supply Series 2008 (Utilities Revenue, Royal Bank of Canada SPA) ±§	0.18	5-1-38	1,990,000	1,990,000
Montgomery County OH Catholic Health Series C-2 (Health Revenue) ±§	0.15	10-1-41	1,000,000	1,000,000
Ohio State HFA Residential Management Taxable Series I (Housing Revenue, FNMA Insured) ±§	0.19	9-1-39	204,000	204,000
Warren County OH Health Care Facilities Otterbein Homes Series 1998 B (Health Revenue, U.S. Bank NA LOC) ±§	0.14	7-1-23	925,000	925,000

				4,119,000

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2012 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oregon: 0.38%
Oregon State Department PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) ±144A§	0.48%	5-1-35	$1,000,000	$1,000,000
Oregon State Housing & Community Services Pearl Family Housing Project 2009 Series B-1 (Housing Revenue, U.S. Bank NA LOC) ±§	0.15	2-1-42	1,000,000	1,000,000

				2,000,000

Pennsylvania: 1.20%
Doylestown PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC) ±§	0.15	7-1-37	500,000	500,000
Montgomery County PA Lower Merion School District Series 2009 A (GO, State Street Bank & Trust Company LOC, State Aid Withholding Insured) ±§	0.15	4-1-27	1,000,000	1,000,000
Pennsylvania Housing Finance PUTTER Series PT-4653 (Housing Revenue, Bank of America NA LIQ) ±144A§	0.20	10-1-39	1,000,000	1,000,000
Pennsylvania State Public School Building Authority (Education Revenue, FSA Insured) ±§	0.24	6-1-32	1,000,000	1,000,000
Philadelphia PA Airport Revenue Series 2005 C-2 (Airport Revenue, Royal Bank of Canada LOC) ±§	0.17	6-15-25	960,000	960,000
Pittsburgh and Allegheny Counties PA Sports and Exhibition Authority Series B (Miscellaneous Revenue, AGM Insured, PNC Bank NA SPA) ±§	0.39	11-1-39	1,000,000	1,000,000
PFOTER Notes Series TNP-1003 (Education Revenue) ±144A§	0.75	6-1-47	800,000	800,000

				6,260,000

Puerto Rico: 0.19%
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue, Morgan Stanley Bank LIQ) ±	0.17	8-1-57	1,000,000	1,000,000

South Carolina: 1.06%
PFOTER Series 730 (Lease Revenue) ±144A§	0.20	12-1-28	500,000	500,000
South Carolina Public Service Authority (Miscellaneous Revenue)	0.17	9-5-12	1,000,000	1,000,000
South Carolina Public Service Authority (Miscellaneous Revenue)	0.18	9-18-12	1,000,000	1,000,000
South Carolina Public Service Authority (Miscellaneous Revenue)	0.19	9-19-12	1,000,000	1,000,000
South Carolina Public Service Authority (Miscellaneous Revenue) ±144A§	0.21	1-1-50	1,000,000	1,000,000
South Carolina Public Service Authority JPMorgan Chase PUTTER Series 4046 (Miscellaneous Revenue, AMBAC Insured, JPMorgan Chase Bank LIQ) ±144A§	0.19	7-1-13	1,000,000	1,000,000

				5,500,000

Tennessee: 0.94%
Johnson City TN Health & Educational Facilities Board (Health Revenue, PNC Bank NA LOC) ±§	0.19	7-1-33	480,000	480,000
JPMorgan Chase PUTTER Trust Series 4149 (Tax Revenue, JPMorgan Chase Bank LOC) ±144A§	0.22	10-1-13	2,000,000	2,000,000
Montgomery County TN Public Building Authority (Miscellaneous Revenue, Bank of America NA LOC) ±	0.25	2-1-36	410,000	410,000
Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC) ±§	0.25	7-1-34	2,000,000	2,000,000

				4,890,000

Texas: 2.94%
Bexar County TX Health Facilities Development (Health Revenue, JPMorgan Chase Bank LOC) ±§	0.19	12-1-32	1,920,000	1,920,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (Health Revenue, JPMorgan Chase Bank LOC) ±§	0.17	6-1-29	1,000,000	1,000,000
JPMorgan Chase PUTTER Trust (Miscellaneous Revenue) ±144A	0.20	8-30-13	4,000,000	4,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	99

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Texas: (continued)
Pasadena TX Independent School District Series B (Tax Revenue, AGM Insured, Bank of America NA SPA) ±§	0.46%	2-1-35	$1,000,000	$1,000,000
PFOTER (Miscellaneous Revenue) ±144A§	0.49	8-1-15	4,000,000	4,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009C (Resource Recovery Revenue) ±§	0.18	12-1-39	1,000,000	1,000,000
Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-18 (Miscellaneous Revenue, Royal Bank of Canada LOC & SPA) ±144A§	0.17	6-1-32	1,000,000	1,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) ±§	0.47	12-15-26	1,000,000	1,000,000
Texas State Taxable Product Development Program Series A (Miscellaneous Revenue, Nations Bank NA LOC) ±§	0.21	6-1-45	100,000	100,000
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (Health Revenue, Bank of America NA LOC) ±§	0.21	7-1-20	300,000	300,000

				15,320,000

Utah: 0.18%
Utah State Board of Regents Series A (Education Revenue, Royal Bank of Canada LOC) ±§	0.20	11-1-45	923,000	923,000

Vermont: 0.19%
Vermont Educational & Health Buildings Financing Agency Various Norwich University Project Series 2008 (Education Revenue, TD Bank NA LOC) ±§	0.14	9-1-38	975,000	975,000

Washington: 0.38%
Seattle WA Eclipse Funding Trust (Port Authority Revenue, U.S. Bank NA LOC) ±144A§	0.17	3-1-35	1,995,000	1,995,000

Wisconsin: 0.48%
Wisconsin Housing & EDA Series F (Housing Revenue, GO of Authority Insured) ±§	0.23	5-1-30	485,000	485,000
Wisconsin PFA Cleveland State University Housing Project Series 2011 (Housing Revenue, Bank of America NA LOC) ±§	0.36	1-1-42	1,000,000	1,000,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC-CR, AMBAC Insured, JPMorgan Chase Bank LIQ) ±§	0.21	7-1-13	1,000,000	1,000,000

				2,485,000

Wyoming: 0.04%
Wyoming Student Loan Corporation Series A (Education Revenue, Royal Bank of Canada LOC) ±§	0.18	6-1-35	225,000	225,000

Total Municipal Obligations (Cost $110,041,420)				110,041,420

Other Instruments: 1.00%
City of Austin Texas Municipal Commercial Paper (z)	0.19	10-3-12	1,000,000	999,847
District Of Columbia Variable Rate Demand Note	0.18	9-17-12	1,000,000	1,000,000
GBG LLC Custody Receipts Special Purpose Entity ±144A§	0.22	9-1-27	179,000	179,000
HSBC Bank plc Private Placement ±144A	0.86	1-18-13	1,000,000	1,001,660
Oakland-Alameda County Series A-2 Other Commercial Paper	0.23	9-5-12	1,000,000	1,000,000
University of Chicago Municipal Commercial Paper (z)	0.20	10-23-12	1,000,000	999,728

Total Other Instruments (Cost $5,180,235)				5,180,235

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2012 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^: 10.51%
Barclays Capital Incorporated, dated 8/31/2012, maturity value $24,000,533 (1)	0.20%	9-4-12	$24,000,000	$24,000,000
BNP Paribas Securities Corporation, dated 08/31/2012, maturity value $6,000,153 (2)	0.23	9-4-12	6,000,000	6,000,000
GX Clarke & Company, dated 08/31/12, maturity value $2,000,064 (3)	0.29	9-4-12	2,000,000	2,000,000
Societe Generale New York, dated 08/31/2012, maturity value $22,699,124 (4)	0.20	9-4-12	22,698,220	22,698,220

Total Repurchase Agreements (Cost $54,698,220)				54,698,220

	Yield
U.S. Treasury Securities: 1.73%
U.S. Treasury Bill (z)	0.12	10-4-12	2,000,000	1,999,765
U.S. Treasury Bill (z)	0.13	10-11-12	2,000,000	1,999,702
U.S. Treasury Bill (z)	0.14	2-21-13	3,000,000	3,018,585
U.S. Treasury Bill (z)	0.14	2-28-13	2,000,000	1,998,623

Total U.S. Treasury Securities (Cost $8,996,071)				9,016,675

Total investments in securities
(Cost $520,460,243)*	100.00%	520,480,847
Other assets and liabilities, net	0.00	6,612

Total net assets	100.00%	$520,487,459

±	Variable rate investment

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

(p)	Asset-backed commercial paper

§	These securities are subject to a demand feature which reduces the effective maturity.

^^	Collateralized by:

(1)	U.S. government securities, 2.35% to 5.22%, 4-1-38 to 7-1-42, fair value including accrued interest is $24,720,000.

(2)	U.S. government securities, 0.25% to 4.00%, 2-15-15 to 8-15-15, fair value including accrued interest is $6,120,001.

(3)	U.S. government securities, 0.50% to 10.00%, 11-15-12 to 8-1-42, fair value including accrued interest is $2,053,388.

(4)	U.S. government securities, 1.35% to 7.00%, 11-1-15 to 3-1-48, fair value including accrued interest is $23,379,167.

*	Cost for federal income tax purposes is $520,460,243 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$29,811
Gross unrealized depreciation	(9,207)

Net unrealized appreciation	$20,604

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	101

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$4,708,402,466	$6,984,834,407	$465,782,627
In affiliated securities, at value (see cost below)	193,222,379	1,087,212,861	0
In repurchase agreements, at amortized cost	0	0	54,698,220

Total investments, at value (see cost below)	4,901,624,845	8,072,047,268	520,480,847
Segregated cash	0	9,779,800	0
Foreign currency, at value (see cost below)	18,118,342	23,540,846	0
Receivable for investments sold	10,243,187	252,197	981,000
Principal paydown receivable	87,890	0	0
Receivable for dividends and interest	36,300,065	14,655,584	99,952
Receivable for daily variation margin on open futures contracts	0	2,356,615	0
Receivable for securities lending income	372	459,153	0
Prepaid expenses and other assets	0	1,297	3,040

Total assets	4,966,374,701	8,123,092,760	521,564,839

Liabilities
Payable for investments purchased	179,081,146	22,447	1,000,000
Payable upon receipt of securities loaned	6,794,438	897,621,170	0
Due to custodian bank	0	0	396
Advisory fee payable	1,080,820	1,710,292	48,349
Accrued expenses and other liabilities	102,333	182,650	28,635

Total liabilities	187,058,737	899,536,559	1,077,380

Total net assets	$4,779,315,964	$7,223,556,201	$520,487,459

Investments in unaffiliated securities, at cost	$4,391,768,906	$6,395,642,283	$465,762,023

Investments in affiliated securities, at cost	$191,383,721	$1,083,693,805	$0

Total investments, at cost	$4,583,152,627	$7,479,336,088	$520,460,243

Securities on loan, at value	$6,658,126	$872,530,000	$0

Foreign currency, at cost	$18,009,276	$23,323,445	$0

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of operations—six months ended August 31, 2012 (unaudited)

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Investment income
Dividends*	$0	$85,129,464	$0
Interest**	62,115,650	17,927	644,037
Securities lending income, net	17,890	3,140,047	0
Income from affiliated securities	658,552	377,135	0

Total investment income	62,792,092	88,664,573	644,037

Expenses
Advisory fee	6,215,929	10,688,782	261,737
Custody and accounting fees	194,243	661,893	22,582
Professional fees	29,624	24,974	18,524
Shareholder report expenses	6,949	6,311	4,666
Trustees’ fees and expenses	6,154	6,150	6,371
Other fees and expenses	40,098	79,047	8,260

Total expenses	6,492,997	11,467,157	322,140
Less: Fee waivers and/or expense reimbursements	(349,714)	(1,697,953)	0

Net expenses	6,143,283	9,769,204	322,140

Net investment income	56,648,809	78,895,369	321,897

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	14,830,126	103,178,641	25,960
Affiliated securities	133,664	117,510	0
Futures transactions	0	5,793,464	0

Net realized gains on investments	14,963,790	109,089,615	25,960

Net change in unrealized gains (losses) on:
Unaffiliated securities	60,295,460	(218,583,833)	17,605
Affiliated securities	518,642	1,518,231	0
Futures transactions	0	(5,478,162)	0

Net change in unrealized gains (losses) on investments	60,814,102	(222,543,764)	17,605

Net realized and unrealized gains (losses) on investments	75,777,892	(113,454,149)	43,565

Net increase (decrease) in net assets resulting from operations	$132,426,701	$(34,558,780)	$365,462

* Net of foreign dividend withholding taxes of	$0	$4,998,300	$0
** Net of foreign interest withholding taxes of	$706,159	$11	$13

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	103

	Diversified Fixed Income Portfolio
	Six months ended August 31, 2012 (unaudited)	Year ended February 29, 2012

Operations
Net investment income	$56,648,809	$113,360,487
Net realized gains on investments	14,963,790	40,793,256
Net change in unrealized gains (losses) on investments	60,814,102	154,825,020

Net increase in net assets resulting from operations	132,426,701	308,978,763

Capital share transactions
Contributions	495,754,388	1,188,403,780
Withdrawals	(446,265,733)	(692,293,729)

Net increase in net assets resulting from capital share transactions	49,488,655	496,110,051

Total increase in net assets	181,915,356	805,088,814

Net assets
Beginning of period	4,597,400,608	3,792,311,794

End of period	$4,779,315,964	$4,597,400,608

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Diversified Stock Portfolio
	Six months ended August 31, 2012 (unaudited)	Year ended February 29, 2012

Operations
Net investment income	$78,895,369	$105,026,738
Net realized gains on investments	109,089,615	161,685,813
Net change in unrealized gains (losses) on investments	(222,543,764)	(141,258,476)

Net increase (decrease) in net assets resulting from operations	(34,558,780)	125,454,075

Capital share transactions
Contributions	902,408,249	1,725,737,499
Withdrawals	(411,764,372)	(704,510,357)

Net increase in net assets resulting from capital share transactions	490,643,877	1,021,227,142

Total increase in net assets	456,085,097	1,146,681,217

Net assets
Beginning of period	6,767,471,104	5,620,789,887

End of period	$7,223,556,201	$6,767,471,104

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	105

	Short-Term Investment Portfolio
	Six months ended August 31, 2012 (unaudited)	Year ended February 29, 2012

Operations
Net investment income	$321,897	$577,464
Net realized gains on investments	25,960	3,474
Net change in unrealized gains (losses) on investments	17,605	(4,578)

Net increase in net assets resulting from operations	365,462	576,360

Capital share transactions
Contributions	135,403,375	172,320,496
Withdrawals	(87,732,214)	(93,094,375)

Net increase in net assets resulting from capital share transactions	47,671,161	79,226,121

Total increase in net assets	48,036,623	79,802,481

Net assets
Beginning of period	472,450,836	392,648,355

End of period	$520,487,459	$472,450,836

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income	Gross expenses	Net expenses

Diversified Fixed Income Portfolio
March 1, 2012 to August 31, 2012 (unaudited)	2.39%	0.27%	0.26%	2.80%	20%
March 1, 2011 to February 29, 2012	2.66%	0.27%	0.26%	7.41%	52%
March 1, 2010 to February 28, 2011	2.84%	0.28%	0.26%	5.58%	57%
March 1, 2009 to February 28, 2010	3.47%	0.31%	0.28%	10.44%	113%
March 1, 2008 to February 28, 2009	4.18%	0.35%	0.35%	0.00%	51%
March 1, 2007 to February 29, 2008	4.54%	0.35%	0.35%	9.56%	84%

Diversified Stock Portfolio
March 1, 2012 to August 31, 2012 (unaudited)	2.24%	0.33%	0.28%	(0.77)%	7%
March 1, 2011 to February 29, 2012	1.79%	0.33%	0.28%	0.86%	17%
March 1, 2010 to February 28, 2011	1.65%	0.34%	0.28%	25.76%	18%
March 1, 2009 to February 28, 2010	1.66%	0.38%	0.31%	66.83%	22%
March 1, 2008 to February 28, 2009	2.02%	0.43%	0.42%	(46.36)%	29%
March 1, 2007 to February 29, 2008	1.66%	0.43%	0.43%	(2.23)%	29%

Short-Term Investment Portfolio
March 1, 2012 to August 31, 2012 (unaudited)	0.12%	0.12%	0.12%	0.00%	N/A
March 1, 2011 to February 29, 2012	0.13%	0.12%	0.12%	0.00%	N/A
March 1, 2010 to February 28, 2011	0.20%	0.14%	0.14%	0.00%	N/A
March 1, 2009 to February 28, 2010	0.24%	0.17%	0.16%	0.45%	N/A
March 1, 2008 to February 28, 2009	2.32%	0.19%	0.18%	0.92%	N/A
March 1, 2007 to February 29, 2008	4.99%	0.17%	0.16%	4.81%	N/A

1.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	107

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Diversified Fixed Income Portfolio (“Diversified Fixed Income Portfolio”), Wells Fargo Advantage Diversified Stock Portfolio (“Diversified Stock Portfolio”) and Wells Fargo Advantage Short-Term Investment Portfolio (“Short-Term Investment Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”).

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolios’ Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On August 31, 2012, fair value pricing was not used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Portfolios’ Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the

108	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives a report on any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Repurchase agreements

The Portfolios may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time, In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	109

Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statements of Operations.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or ‘when-issued’ basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Each Portfolio may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

The Portfolios may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for TBA dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

110	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

Each Portfolio’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2012, the inputs used in valuing each Portfolio’s assets, which were carried at fair value, were as follows:

Investments in Securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable Inputs (Level 3)	Total
Diversified Fixed Income Portfolio

Agency securities	$0	$1,338,193,032	$0	$1,338,193,032

Corporate bonds and notes	0	1,007,294,562	0	1,007,294,562

Foreign government bonds	0	1,168,221,014	0	1,168,221,014

U.S. Treasury securities	1,035,080,847	0	0	1,035,080,847

Yankee corporate bonds and notes	0	175,943,461	0	175,943,461

Other	0	0	385,167	385,167

Short-term investments
Investment companies	169,874,378	6,632,384	0	176,506,762
	$1,204,955,225	$3,696,284,453	$385,167	$4,901,624,845
Diversified Stock Portfolio

Equity securities

Common stocks	$6,921,503,218	$27,883,541	$15,696	$6,949,402,455

Investment companies	581,002	0	0	581,002

Preferred stocks	54,473,061	0	0	54,473,061

Rights	0	90,195	0	90,195

Warrants	0	17,093	0	17,093

Foreign corporate bonds	0	6,757	0	6,757

Foreign government bonds	0	10,027	0	10,027

Other	0	0	1,373,516	1,373,516

Short-term investments
Investment companies	169,049,881	897,043,281	0	1,066,093,162
	$7,145,607,162	$925,050,894	$1,389,212	$8,072,047,268

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	111

Investments in Securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Short-Term Investment Portfolio

Agency securities	$0	$5,999,425	$0	$5,999,425

Certificates of deposit	0	105,000,281	0	105,000,281

Commercial paper	0	220,936,698	0	220,936,698

Corporate bonds and notes	0	9,607,893	0	9,607,893

Municipal obligations	0	110,041,420	0	110,041,420

Other instruments	0	5,180,235	0	5,180,235

Repurchase agreements	0	54,698,220	0	54,698,220

U.S. Treasury securities	9,016,675	0	0	9,016,675
	$9,016,675	$511,464,172	$0	$520,480,847

Further details on the major security types listed above can be found in the Summary Portfolio of Investments or Portfolio of Investments.

As of August 31, 2012, the inputs used in valuing Diversified Stock Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Futures contracts +	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Diversified Stock Portfolio	$10,024,379	$0	$0	$10,024,379

+	Futures contracts are presented at the unrealized gains or losses on the instruments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended August 31, 2012, the Portfolios did not have any transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory Fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.24% as the average daily net assets of Diversified Fixed Income Portfolio increase. Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.29% as the average daily net assets of Diversified Stock Portfolio increase. Funds Management is entitled to receive an annual advisory fee of 0.10% of the average daily net assets of Short-Term Investment Portfolio. For the six months ended August 31, 2012, the advisory fee was equivalent to an annual rate for each Portfolio as follows:

Advisory Fee
Diversified Fixed Income Portfolio	0.26%
Diversified Stock Portfolio	0.30
Short-Term Investment Portfolio	0.10

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Portfolios. The fees related to subadvisory services are borne directly by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to Short-Term Investment Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of Short-Term Investment Portfolio increase. SSgA Funds Management Incorporated, is the subadviser to both Diversified Fixed Income Portfolio and Diversified Stock Portfolio and is entitled to receive an annual subadvisory fee starting at 0.10% and declining to 0.05% as the average daily net assets of each respective Portfolio increases.

112	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2012 were as follows:

	Purchases at cost		Sales proceeds
	U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
Diversified Fixed Income Portfolio	$945,976,310	$274,590,452	$715,376,388	$204,484,423
Diversified Stock Portfolio	0	1,065,341,451	0	443,138,381

6. DERIVATIVE TRANSACTIONS

During the six months ended August 31, 2012, Diversified Stock Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At August 31, 2012, Diversified Stock Portfolio had long futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at August 31, 2012	Unrealized gains
9-21-12	629 Long	MSCI EAFE E-Mini Index	$46,184,325	$3,428,079
9-21-12	514 Long	Russell 2000 E-Mini Index	41,690,540	2,128,550
9-21-12	572 Long	S&P 500 E-Mini Index	40,185,860	2,449,460
9-21-12	456 Long	S&P Midcap 400 E-Mini Index	44,268,480	2,018,290

Diversified Stock Portfolio had an average notional amount of $169,970,831 in long futures contracts during the six months ended August 31, 2012. As of August 31, 2012, Diversified Stock Portfolio had segregated $9,779,800 as cash collateral for open futures contracts.

The receivable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized losses on futures contracts are reflected in the Statements of Operations.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	113

TAX INFORMATION

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and qualifying dividends on corporate stocks. This rate is scheduled to expire at the end of 2012. In the absence of further Congressional action, the maximum tax rate on long-term capital gains for individual taxpayers would increase to 20% and income from dividends would be taxed at the rates applicable to ordinary income.

In addition, for taxable years beginning after December 31, 2012, absent further Congressional action, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Funds are publicly available on the website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, each Fund’s and Portfolio’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

114	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	115

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Nancy Wiser (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

116	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055, Diversified Stock Portfolio, Diversified Fixed Income Portfolio and Short-Term Investment Portfolio

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”), all the members of which have no direct or indirect interest in the investment advisory and subadvisory agreements and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trusts’ investment advisory and subadvisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Funds Trust Board reviewed and re-approved investment advisory agreements with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund and Target 2055 Fund (the “Target Date Funds”). The Master Trust Board reviewed and re-approved an investment advisory agreement with Funds Management for each of the Diversified Stock Portfolio, Diversified Fixed Income Portfolio and Short-Term Investment Portfolio (the “Master Portfolios”). The Target Date Funds and the Master Portfolios are, collectively, the “Funds.”

The Funds Trust Board also reviewed and re-approved an investment subadvisory agreement with Global Index Advisors, Inc. (“GIA”) for the Target Date Funds. The Master Trust Board also reviewed and re-approved: an investment subadvisory agreement with (i) SSgA Funds Management, Inc. (“SSgA”) for the Diversified Stock Portfolio and Diversified Fixed Income Portfolio; and (ii) Wells Capital Management Incorporated (“WellsCap”) for the Short-Term Investment Portfolio. The investment advisory agreements with Funds Management and the investment subadvisory agreements with WellsCap, GIA and SSgA (the “Subadvisers”) are collectively referred to as the “Advisory Agreements.”

The Target Date Funds are gateway blended funds that invest all of their assets in the Master Portfolios.

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Subadvisers and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Boards also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Boards, Funds Management was guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Boards’ annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Boards did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Subadvisers under the Advisory Agreements. The Boards also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Boards evaluated the ability of Funds Management and the Subadvisers, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Subadvisers. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates.

The Boards’ decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of information provided to them. In considering these matters, the Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Subadvisers about various topics, including Funds Management’s oversight of service providers.

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	117

The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Boards in concluding that the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Subadvisers supported the re-approval of the Advisory Agreements. Although the Boards considered the continuation of the Advisory Agreements for the Funds as part of the larger process of considering the continuation of the advisory agreements for all of the funds, their decision to continue the Advisory Agreements for the Funds was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Boards considered the performance results for each of the Funds over various time periods ended December 31, 2011. The Boards also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Funds, and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Funds Trust Board noted that the performance of the Target Date Funds was higher than or in range of the median performance of each Fund’s respective Universe for the periods under review except for the three-year period of the Dow Jones Target Today Fund, Dow Jones Target 2010 Fund, Dow Jones Target 2015 Fund, Dow Jones Target 2020 Fund and Dow Jones Target 2025 Fund. The Funds Trust Board further noted that the performance results for the three-year period for these Target Date Funds warranted further discussion. As part of its further review, the Funds Trust Board received an analysis of, and discussed factors contributing to, the underperformance of these Target Date Funds for the three-year period. The Funds Trust Board noted that the nearer-dated Target Date Funds had a greater allocation of assets to bonds and cash compared to funds in each respective Target Date Fund’s Universe. The Funds Trust Board was satisfied that Funds Management was taking appropriate actions with respect to each of these Target Date Funds’ investment performance.

The Master Trust Board took note of the performance of the Master Portfolios in the context of reviewing the performance of the Target Date Funds that invest substantially all of their assets in the Master Portfolios.

The Funds Trust Board received and considered information regarding the Target Date Funds’ contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Funds Trust Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to each Target Date Fund. The Funds Trust Board received a description of the methodology used by Lipper to select the mutual funds in each Target Date Fund’s Expense Group. The Funds Trust Board noted that the net operating expense ratios of each of the Target Date Funds were in range of or lower than each Target Date Fund’s respective Expense Group’s median net operating expense ratios. The Funds Trust Board further noted that Funds Management had agreed to continue contractual fee cap arrangements for the Target Date Funds designed to lower the Funds’ expenses.

With respect to the Master Portfolios, the Master Trust Board reviewed the fee rates that are payable to Funds Management for investment advisory services (as discussed below) relative to an Expense Group.

Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements.

Investment advisory and subadvisory fee rates

The Boards reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and, with respect to the Target Date Funds, on a combined basis with the Funds’ administration fee rates. The Funds Trust Board took into account the separate administrative and other services covered by the administration fee rates. The Funds Trust Board also reviewed and considered the contractual investment subadvisory fee rates that are payable by Funds Management to the Subadvisers for investment subadvisory services (the “Subadvisory Agreement Rates”). In addition, the Funds Trust Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the “Net Advisory Rates”).

The Funds Trust Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates, combined with the administration fee rates, with those of other funds in each Target Date Fund’s Expense Group. The Funds Trust Board noted that the Advisory Agreement Rates and Net Advisory Rates for each of the Target Date Funds were in range of or lower than the median rates of each Fund’s respective Expense Group.

118	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

The Funds Trust Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to certain Subadvisers for subadvisory services. The Boards also considered these amounts in comparison to the median amount paid by a sub-advised expense Universe that was determined by Lipper to be similar to the Target Date Funds.

The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Subadvisers to other types of clients. In this regard, the Boards received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

In each case, the Funds Trust Board determined, with respect to the Target Date Funds, that the Advisory Agreement Rates, both with and without the administration fee rate and before and after waivers, were reasonable in light of the Target Date Funds’ Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided.

The Master Trust Board received and considered information comparing the Advisory Agreement Rate with the median rate of other funds in each Master Portfolio’s Expense Group. The Master Trust Board noted that the Master Portfolios’ Advisory Agreement Rates were in range of each Master Portfolio’s respective Expense Group median.

The Master Trust Board concluded that the Advisory Agreement Rates were reasonable in light of the Master Portfolios’ Expense Group information and the services covered by the Advisory Agreements.

Both the Funds Trust Board and the Master Trust Board also reviewed and considered the Subadvisory Agreement Rates and concluded that the Subadvisory Agreement Rates were reasonable in light of the services covered by the subadvisory agreements, the sub-advised expense information provided by Lipper, and other information provided.

Profitability

The Boards received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of each Fund’s Advisory Agreement Rates in isolation. They noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Boards concluded that the profitability reported by Funds Management was not unreasonable.

The Boards did not consider separate profitability information with respect to WellsCap, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management. The Master Trust Board did not consider separate profitability information with respect to GIA and SSgA, which are not affiliated with Funds Management. The Master Trust Board considered that the subadvisory fees paid to these Subadvisers had been negotiated by Funds Management on an arm’s-length basis and concluded that GIA’s and SSgA’s profitability from their relationships with the Master Portfolios managed by them was not a material factor in determining whether to renew their subadvisory agreements.

Economies of scale

With respect to possible economies of scale, the Boards reviewed the breakpoints in each Fund’s advisory fee and/or administration fee structure (except Short-Term Investment Portfolio), which operate generally to reduce the expenses of the Funds (as a percentage of Fund assets) as the Funds grow in size. They considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Boards noted that they would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Funds. However, the Boards acknowledged the inherent limitations of any analysis of economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards’ understanding that economies of scale are realized, if at all, across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and the Subadvisers

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates and the Subadvisers as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Subadvisers with the Funds and benefits potentially derived from an increase in Funds Management’s and each Subadviser’s business as a

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	119

result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or the Subadvisers).

The Boards considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Funds and receives certain compensation for those services. The Boards noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Boards also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Boards also considered the markets for distribution of the Target Date Funds’ shares, including the channels through which the Target Date Funds’ shares are offered and sold. The Boards noted that the Target Date Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Boards review detailed materials received from Funds Management and the Subadvisers annually as part of the re-approval process under Section 15 of the 1940 Act and also review and assess information about the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

120	Wells Fargo Advantage Dow Jones Target Date Funds	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American depositary receipt
ADS	— American depositary shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CR	— Custody receipts
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUF	— Hungarian forint
IBC	— Insured bond certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TCR	— Transferable custody receipts
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African rand

This page is intentionally left blank.

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

211738 10-12 SOFLD/SAR101 08-12

ITEM 2. CODE OF ETHICS

Not required in this filing

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. PORTFOLIO OF INVESTMENTS

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 28.00%
FFCB	2.63%	4-17-14	$2,600,000	$2,698,869
FHLB	0.38	11-27-13	9,000,000	9,016,110
FHLB	0.38	1-29-14	2,750,000	2,755,079
FHLB	0.55	10-25-13	200,000	200,080
FHLB	0.88	12-27-13	1,000,000	1,008,380
FHLB	2.75	3-13-15	1,000,000	1,059,942
FHLB	3.50	12-1-25	8,106,728	8,741,909
FHLB	4.00	6-1-24	82,620	88,037
FHLB	4.00	7-1-25	1,055,446	1,124,650
FHLB	4.00	4-1-26	5,015,914	5,351,069
FHLB	4.00	11-1-40	6,093,450	6,524,015
FHLB	4.00	2-1-41	4,490,959	4,886,883
FHLB	4.00	4-1-41	7,225,354	7,912,017
FHLB	4.50	9-16-13	1,500,000	1,566,332
FHLB	4.50	6-1-14	128,787	131,380
FHLB	4.50	3-1-23	187,927	202,157
FHLB	4.50	3-1-23	85,483	91,956
FHLB	4.50	11-1-23	160,328	172,469
FHLB	4.50	2-1-24	199,628	214,745
FHLB	4.50	5-1-24	207,328	222,866
FHLB	4.50	9-1-24	79,424	85,376
FHLB	4.50	9-1-24	136,983	147,248
FHLB	4.50	12-1-24	259,090	278,507
FHLB	4.50	2-1-41	1,505,330	1,630,059
FHLB	4.50	2-1-41	9,441,945	10,630,952
FHLB	4.75	12-16-16	1,000,000	1,178,545
FHLB	4.88	9-8-17	1,000,000	1,195,677
FHLB	5.00	11-17-17	2,000,000	2,430,254
FHLB	5.00	7-1-25	2,696,745	2,921,142
FHLB	5.00	1-1-40	3,454,586	3,800,033
FHLB	5.25	6-18-14	400,000	435,797
FHLB	5.38	5-18-16	3,250,000	3,832,296
FHLB	5.38	9-30-22	100,000	130,583
FHLB	5.50	12-1-35	2,079,055	2,287,380
FHLB	6.00	4-1-33	66,037	74,037
FHLB	6.00	9-1-37	8,368	9,203
FHLB	6.00	10-1-37	89,659	98,615
FHLB	6.00	11-1-37	148,269	163,079
FHLB	6.00	6-1-38	281,235	310,470
FHLB	6.00	7-1-38	262,035	288,209
FHLB	6.00	8-1-39	950,033	1,043,744
FHLB	6.00	5-1-40	3,787,207	4,165,508
FHLMC	0.40	2-27-14	500,000	500,498
FHLMC	0.45	8-7-14	2,000,000	2,001,166
FHLMC	0.50	10-18-13	500,000	500,143
FHLMC	0.55	12-27-13	1,000,000	1,000,854
FHLMC	0.55	1-9-14	1,000,000	1,001,030
FHLMC	0.55	2-13-15	200,000	200,714
FHLMC	0.55	2-27-15	1,000,000	1,001,467
FHLMC	0.55	2-27-15	200,000	200,706

2	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	0.60%	8-24-15	$250,000	$250,054
FHLMC	0.63	7-25-14	500,000	500,766
FHLMC	0.65	1-30-15	200,000	200,959
FHLMC	0.80	1-13-15	200,000	201,010
FHLMC	0.80	1-30-15	500,000	500,956
FHLMC	0.85	1-9-15	1,000,000	1,001,765
FHLMC	0.85	2-24-16	300,000	301,683
FHLMC	0.88	10-28-13	1,500,000	1,511,232
FHLMC	0.88	12-19-14	1,000,000	1,001,441
FHLMC	1.00	7-30-14	2,000,000	2,026,606
FHLMC	1.00	12-5-14	100,000	100,132
FHLMC	1.00	12-19-14	200,000	200,279
FHLMC	1.00	6-30-15	500,000	503,176
FHLMC	1.00	2-24-16	200,000	202,029
FHLMC	1.05	9-28-15	100,000	100,044
FHLMC	1.10	7-25-17	500,000	501,005
FHLMC	1.38	2-25-14	1,000,000	1,016,569
FHLMC	1.60	11-2-16	200,000	200,441
FHLMC	1.63	11-14-16	200,000	200,492
FHLMC	1.75	9-10-15	1,000,000	1,040,898
FHLMC	2.00	7-30-19	100,000	101,567
FHLMC	2.25	1-23-17	200,000	205,624
FHLMC	2.38	1-13-22	2,580,000	2,713,360
FHLMC	2.50	1-7-14	800,000	824,660
FHLMC	2.50	4-23-14	1,250,000	1,296,160
FHLMC ±	2.86	10-1-36	145,081	154,470
FHLMC	2.88	2-9-15	2,750,000	2,917,005
FHLMC	3.00	7-28-14	1,000,000	1,050,163
FHLMC	3.00	7-10-19	500,000	509,345
FHLMC %%	3.00	9-1-27	18,000,000	18,914,062
FHLMC	3.00	1-1-27	4,700,598	4,947,713
FHLMC %%	3.50	9-1-42	33,000,000	34,923,280
FHLMC	3.63	10-18-13	1,500,000	1,556,859
FHLMC	3.75	3-27-19	1,900,000	2,214,361
FHLMC	4.00	3-1-14	421,495	427,613
FHLMC	4.00	5-1-23	143,018	152,529
FHLMC	4.00	2-1-24	351,007	374,351
FHLMC	4.00	5-1-24	193,499	206,186
FHLMC	4.00	5-1-24	388,988	414,493
FHLMC	4.00	8-1-24	434,366	462,846
FHLMC	4.00	2-1-25	610,211	650,222
FHLMC	4.00	3-1-25	3,846,843	4,099,073
FHLMC	4.00	6-1-25	1,335,809	1,423,395
FHLMC	4.00	6-1-25	352,642	375,764
FHLMC	4.00	7-1-25	41,092	43,786
FHLMC	4.00	8-1-25	231,349	246,518
FHLMC	4.00	10-1-25	141,518	150,797
FHLMC	4.00	3-1-26	736,723	785,950
FHLMC	4.00	5-1-26	702,647	749,596
FHLMC	4.00	4-1-39	1,222,854	1,346,711

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	4.00%	5-1-39	$759,099	$812,263
FHLMC	4.00	6-1-39	422,262	451,836
FHLMC	4.00	2-1-40	650,721	696,294
FHLMC %%	4.00	9-1-42	5,000,000	5,347,656
FHLMC	4.00	10-1-40	2,557,724	2,800,797
FHLMC	4.00	12-1-40	8,470,718	9,069,261
FHLMC	4.13	9-27-13	2,000,000	2,083,474
FHLMC	4.38	7-17-15	1,000,000	1,114,052
FHLMC	4.50	4-1-18	106,787	115,441
FHLMC	4.50	8-1-18	1,411,582	1,494,370
FHLMC	4.50	10-1-18	289,901	313,394
FHLMC	4.50	5-1-23	1,888,197	2,031,180
FHLMC	4.50	4-1-24	163,974	179,604
FHLMC	4.50	8-1-24	1,013,863	1,101,378
FHLMC	4.50	11-1-24	439,203	474,382
FHLMC	4.50	2-1-25	1,037,188	1,128,045
FHLMC	4.50	8-1-35	137,071	147,786
FHLMC	4.50	9-1-35	244,476	263,587
FHLMC	4.50	1-1-37	201,096	216,501
FHLMC	4.50	10-1-38	1,064,796	1,146,368
FHLMC	4.50	2-1-39	121,073	130,348
FHLMC	4.50	5-1-39	157,231	169,276
FHLMC	4.50	6-1-39	4,717,201	5,078,576
FHLMC	4.50	9-1-39	2,983,921	3,212,512
FHLMC	4.50	10-1-39	550,703	592,892
FHLMC	4.50	10-1-39	421,964	454,290
FHLMC	4.50	1-1-40	3,932,677	4,359,305
FHLMC	4.50	2-1-40	11,728,791	12,865,549
FHLMC	4.50	3-1-40	4,703,648	5,247,720
FHLMC	4.50	8-1-40	3,067,302	3,310,908
FHLMC	4.50	9-1-40	588,163	634,875
FHLMC	4.50	9-1-40	4,341,399	4,812,366
FHLMC	4.50	2-1-41	157,460	170,507
FHLMC	4.50	4-1-41	7,270,072	7,872,455
FHLMC	4.50	7-1-41	413,040	447,264
FHLMC	4.50	10-1-41	3,272,502	3,523,202
FHLMC ±	4.71	6-1-38	1,397,015	1,497,372
FHLMC	4.75	11-17-15	2,000,000	2,275,046
FHLMC	4.88	11-15-13	2,300,000	2,429,462
FHLMC	4.88	6-13-18	1,700,000	2,075,051
FHLMC	5.00	1-1-22	1,440,896	1,564,170
FHLMC	5.00	7-1-22	6,818	7,385
FHLMC	5.00	7-1-22	47,524	51,590
FHLMC	5.00	7-1-22	111,371	120,639
FHLMC	5.00	7-1-22	94,757	102,642
FHLMC	5.00	8-1-22	24,582	26,627
FHLMC	5.00	9-1-22	99,589	107,876
FHLMC	5.00	6-1-23	28,710	31,054
FHLMC	5.00	6-1-23	80,991	87,604
FHLMC	5.00	6-1-23	13,895	15,029

4	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	5.00%	10-1-23	$8,312	$8,991
FHLMC	5.00	4-1-24	6,539	7,067
FHLMC	5.00	8-1-24	34,229	36,991
FHLMC	5.00	10-1-24	535,836	579,083
FHLMC	5.00	10-1-24	470,322	508,281
FHLMC	5.00	5-1-25	970,854	1,050,122
FHLMC	5.00	8-1-33	3,132,179	3,477,003
FHLMC	5.00	11-1-33	312,146	341,730
FHLMC	5.00	3-1-34	295,086	322,592
FHLMC	5.00	7-1-35	1,432,285	1,559,978
FHLMC	5.00	8-1-35	490,251	533,959
FHLMC	5.00	9-1-35	1,239,788	1,386,738
FHLMC	5.00	4-1-36	175,496	191,142
FHLMC	5.00	12-1-36	185,643	201,816
FHLMC	5.00	2-1-37	251,210	273,095
FHLMC	5.00	3-1-39	950,412	1,049,965
FHLMC	5.00	8-1-39	1,829,577	2,016,131
FHLMC	5.00	8-1-39	10,964,056	11,912,952
FHLMC	5.00	9-1-39	2,951,691	3,246,888
FHLMC	5.00	12-1-39	3,591,031	3,975,149
FHLMC	5.00	6-1-40	7,041,897	7,759,929
FHLMC	5.00	6-1-40	6,940,573	7,648,274
FHLMC	5.13	11-17-17	1,000,000	1,217,774
FHLMC	5.25	4-18-16	650,000	760,989
FHLMC	5.50	8-13-14	2,500,000	2,756,333
FHLMC	5.50	7-18-16	650,000	773,289
FHLMC	5.50	12-1-16	47,069	50,807
FHLMC	5.50	8-1-17	2,583	2,806
FHLMC	5.50	8-23-17	3,000,000	3,689,778
FHLMC	5.50	9-1-17	52,314	56,522
FHLMC	5.50	10-1-17	3,313	3,599
FHLMC	5.50	11-1-17	725,976	752,530
FHLMC	5.50	11-1-17	48,709	52,653
FHLMC	5.50	12-1-17	1,475,720	1,594,439
FHLMC	5.50	3-1-18	55,236	59,552
FHLMC	5.50	2-1-19	723,448	780,887
FHLMC	5.50	6-1-19	51,247	55,546
FHLMC	5.50	1-1-22	39,825	43,522
FHLMC	5.50	5-1-22	92,325	100,896
FHLMC	5.50	11-1-23	236,492	258,446
FHLMC	5.50	12-1-24	1,368,275	1,500,000
FHLMC	5.50	12-1-33	493,036	544,842
FHLMC	5.50	12-1-34	530,493	583,650
FHLMC	5.50	1-1-35	1,205,031	1,324,271
FHLMC	5.50	6-1-35	832,338	935,768
FHLMC	5.50	1-1-36	380,867	418,555
FHLMC	5.50	2-1-36	402,910	442,778
FHLMC	5.50	7-15-36	850,000	1,192,431
FHLMC	5.50	12-1-36	569,248	623,619
FHLMC	5.50	2-1-37	546,298	597,453

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	5

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	5.50%	3-1-37	$570,260	$623,659
FHLMC	5.50	4-1-37	126,496	138,341
FHLMC	5.50	1-1-38	1,352,081	1,481,224
FHLMC	5.50	4-1-38	1,425,276	1,565,820
FHLMC	5.50	5-1-38	1,025,071	1,126,823
FHLMC	5.50	5-1-38	5,567,345	6,083,447
FHLMC	5.50	5-1-38	3,577,273	3,908,892
FHLMC	5.50	7-1-38	1,055,014	1,152,815
FHLMC	5.50	7-1-38	784,011	856,690
FHLMC	5.50	8-1-38	1,338,722	1,466,588
FHLMC	5.50	9-1-38	289,948	316,827
FHLMC	5.50	8-1-39	2,130,200	2,340,254
FHLMC	5.50	11-1-39	2,033,452	2,226,404
FHLMC	5.50	3-1-40	5,837,531	6,384,152
FHLMC	5.50	4-1-40	2,950,957	3,227,282
FHLMC ±	5.59	8-1-38	1,233,300	1,337,960
FHLMC ±	5.59	4-1-37	145,658	158,203
FHLMC	6.00	6-1-21	1,423	1,562
FHLMC	6.00	3-1-22	216,585	239,711
FHLMC	6.00	5-1-22	6,535	7,233
FHLMC	6.00	7-1-22	155,894	170,793
FHLMC	6.00	8-1-22	13,330	14,690
FHLMC	6.00	9-1-22	235,277	259,279
FHLMC	6.00	3-1-23	490,632	540,686
FHLMC	6.00	9-1-23	175,774	194,545
FHLMC	6.00	11-1-33	672,475	753,938
FHLMC	6.00	7-1-34	688,838	764,749
FHLMC	6.00	1-1-36	106,110	118,964
FHLMC	6.00	2-1-36	1,081,061	1,190,736
FHLMC	6.00	11-1-36	706,042	775,685
FHLMC	6.00	11-1-36	325,049	358,025
FHLMC	6.00	12-1-36	132,700	146,163
FHLMC	6.00	2-1-37	7,880	8,679
FHLMC	6.00	3-1-37	420,370	463,017
FHLMC	6.00	3-1-37	72,438	79,674
FHLMC	6.00	4-1-37	6,005	6,604
FHLMC	6.00	8-1-37	65,086	71,588
FHLMC	6.00	8-1-37	157,076	172,766
FHLMC	6.00	8-1-37	179,490	197,419
FHLMC	6.00	8-1-37	346,873	381,522
FHLMC	6.00	8-1-37	212,962	235,100
FHLMC	6.00	9-1-37	19,770	21,745
FHLMC	6.00	9-1-37	134,466	147,897
FHLMC	6.00	10-1-37	197,752	217,505
FHLMC	6.00	10-1-37	124,098	136,736
FHLMC	6.00	11-1-37	68,045	74,842
FHLMC	6.00	11-1-37	493,928	545,273
FHLMC	6.00	12-1-37	191,632	210,774
FHLMC	6.00	12-1-37	1,537,325	1,690,887
FHLMC	6.00	1-1-38	108,308	119,127

6	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	6.00%	2-1-38	$74,863	$82,341
FHLMC	6.00	2-1-38	251,278	276,378
FHLMC	6.00	5-1-38	179,866	198,564
FHLMC	6.00	6-1-38	137,736	151,495
FHLMC	6.00	6-1-38	173,101	190,392
FHLMC	6.00	6-1-38	123,536	135,876
FHLMC	6.00	7-1-38	363,555	399,870
FHLMC	6.00	7-1-38	1,670,483	1,837,346
FHLMC	6.00	8-1-38	129,578	142,521
FHLMC	6.00	8-1-38	382,396	420,594
FHLMC	6.00	8-1-38	223,736	246,085
FHLMC	6.00	9-1-38	182,178	200,376
FHLMC	6.00	9-1-38	222,573	244,805
FHLMC	6.00	9-1-38	247,654	272,392
FHLMC	6.00	10-1-38	173,757	191,113
FHLMC	6.00	12-1-38	4,347	4,781
FHLMC	6.00	3-1-39	94,321	103,742
FHLMC	6.00	4-1-39	245,956	270,216
FHLMC	6.00	6-1-39	10,233	11,255
FHLMC	6.00	8-1-39	248,321	272,815
FHLMC	6.00	9-1-39	304,987	335,071
FHLMC	6.00	10-1-39	10,488	11,522
FHLMC	6.25	7-15-32	500,000	765,136
FHLMC	6.50	6-1-36	210,175	239,574
FHLMC	6.50	10-1-37	217,960	248,610
FHLMC	6.50	12-1-37	320,336	362,312
FHLMC	6.50	3-1-38	183,296	209,193
FHLMC	6.50	3-1-38	558,465	624,784
FHLMC	6.50	1-1-39	81,785	93,286
FHLMC	6.50	4-1-39	722,718	824,345
FHLMC	6.50	4-1-39	1,328,958	1,515,835
FHLMC	6.75	3-15-31	1,000,000	1,580,994
FICO	9.65	11-2-18	500,000	742,751
FNMA ¤	0.00	6-1-17	300,000	286,342
FNMA ¤	0.00	10-9-19	200,000	174,436
FNMA	0.50	12-27-13	1,000,000	1,000,791
FNMA	0.50	4-17-15	4,000,000	4,015,104
FNMA	0.60	10-25-13	500,000	500,180
FNMA	0.60	8-20-15	250,000	250,196
FNMA	0.63	12-6-13	250,000	250,139
FNMA	0.70	9-19-14	1,000,000	1,000,156
FNMA	0.75	12-18-13	2,500,000	2,517,565
FNMA	0.75	11-21-14	200,000	200,179
FNMA	0.75	12-19-14	4,000,000	4,038,140
FNMA	0.75	12-19-14	500,000	500,626
FNMA	0.75	9-14-15	100,000	100,017
FNMA	0.80	2-13-15	500,000	503,695
FNMA	0.88	8-28-14	2,000,000	2,023,216
FNMA	0.90	12-5-14	250,000	250,457
FNMA	1.00	9-23-13	2,500,000	2,520,098

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	1.00%	10-15-13	$100,000	$100,644
FNMA	1.00	1-26-15	200,000	200,144
FNMA	1.00	1-3-17	400,000	400,897
FNMA	1.13	9-17-13	500,000	504,297
FNMA	1.13	10-8-13	500,000	504,953
FNMA	1.13	6-27-14	2,000,000	2,031,444
FNMA	1.20	3-8-17	200,000	200,946
FNMA	1.25	9-28-16	4,000,000	4,114,464
FNMA	1.25	2-27-17	100,000	100,370
FNMA	1.25	3-6-17	100,000	100,469
FNMA	1.35	2-24-14	250,000	254,043
FNMA	1.38	11-15-16	2,000,000	2,064,326
FNMA	1.63	10-26-15	1,000,000	1,040,467
FNMA	1.75	11-14-16	200,000	200,534
FNMA	1.75	1-30-19	200,000	202,577
FNMA	1.88	10-15-15	200,000	208,396
FNMA	2.38	7-28-15	1,500,000	1,586,030
FNMA	2.38	4-11-16	1,000,000	1,067,767
FNMA	2.50	5-15-14	1,500,000	1,556,699
FNMA	2.63	11-20-14	700,000	736,143
FNMA ±	2.68	2-1-42	5,843,049	6,097,594
FNMA	2.75	3-13-14	2,000,000	2,075,980
FNMA ±	2.84	3-1-37	130,810	140,176
FNMA	2.88	12-11-13	1,500,000	1,550,799
FNMA ±	2.93	3-1-41	5,385,894	5,638,894
FNMA ±	2.95	6-1-35	335,126	360,223
FNMA	3.00	9-16-14	2,500,000	2,640,085
FNMA	3.00	11-1-26	4,522,685	4,777,279
FNMA %%	3.00	9-1-27	12,000,000	12,658,126
FNMA %%	3.00	9-1-42	5,000,000	5,189,063
FNMA ±	3.02	3-1-41	6,349,346	6,658,586
FNMA ±	3.45	10-1-40	4,858,503	5,137,311
FNMA	3.50	11-1-25	5,040,452	5,363,069
FNMA	3.50	12-1-25	9,750,970	10,521,352
FNMA	3.50	12-1-26	16,426,528	17,477,889
FNMA	3.50	1-1-36	39,930	42,381
FNMA	3.50	10-1-40	2,537,580	2,691,766
FNMA	3.50	12-1-40	310,637	329,512
FNMA	3.50	1-1-41	1,805,766	1,926,773
FNMA	3.50	1-1-41	67,766	71,884
FNMA	3.50	1-1-41	194,656	206,484
FNMA	3.50	1-1-41	81,249	86,186
FNMA	3.50	1-1-41	542,258	575,206
FNMA	3.50	2-1-41	726,454	776,950
FNMA	3.50	2-1-41	148,324	157,336
FNMA	3.50	2-1-41	671,942	712,770
FNMA	3.50	2-1-41	4,608,917	4,888,959
FNMA %%	3.50	9-1-42	30,500,000	32,334,664
FNMA	3.50	9-1-42	14,868,425	15,772,427
FNMA	4.00	6-1-19	739,106	797,394

8	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	2-1-24	$26,112	$27,951
FNMA	4.00	3-1-24	1,270,225	1,359,682
FNMA	4.00	4-1-24	2,370,452	2,537,394
FNMA	4.00	5-1-24	85,414	91,429
FNMA	4.00	6-1-24	518,756	555,290
FNMA	4.00	6-1-24	270,532	289,585
FNMA	4.00	6-1-24	734,935	786,694
FNMA	4.00	9-1-24	198,213	212,172
FNMA	4.00	10-1-24	224,230	240,021
FNMA	4.00	1-1-25	685,586	730,539
FNMA	4.00	2-1-25	1,329,358	1,422,980
FNMA	4.00	3-1-25	3,857,720	4,218,614
FNMA	4.00	3-1-25	207,288	221,886
FNMA	4.00	5-1-25	1,565,426	1,668,068
FNMA	4.00	7-1-25	3,166,902	3,389,934
FNMA	4.00	4-1-26	1,215,873	1,297,115
FNMA	4.00	5-1-26	3,669,604	3,928,040
FNMA	4.00	2-1-39	1,049,229	1,126,049
FNMA	4.00	2-1-39	174,103	186,796
FNMA	4.00	8-1-39	4,868,489	5,369,472
FNMA	4.00	8-1-39	863,503	926,725
FNMA	4.00	8-1-39	2,537,145	2,722,904
FNMA	4.00	8-1-39	680,637	730,471
FNMA	4.00	11-1-39	38,956	41,808
FNMA	4.00	1-1-40	659,925	708,242
FNMA	4.00	1-1-40	641,008	687,939
FNMA	4.00	3-1-40	29,644	31,823
FNMA	4.00	3-1-40	906,219	972,852
FNMA	4.00	4-1-40	3,795,031	4,074,073
FNMA %%	4.00	9-1-42	5,000,000	5,360,938
FNMA	4.00	8-1-40	164,088	176,013
FNMA	4.00	8-1-40	3,512,937	3,771,237
FNMA	4.00	8-1-40	2,416,842	2,594,548
FNMA	4.00	8-1-40	905,705	972,300
FNMA	4.00	9-1-40	42,076	45,170
FNMA	4.00	9-1-40	41,701	44,768
FNMA	4.00	10-1-40	86,133	92,467
FNMA	4.00	10-1-40	105,423	113,174
FNMA	4.00	10-1-40	388,525	417,093
FNMA	4.00	10-1-40	1,348,806	1,447,982
FNMA	4.00	11-1-40	5,690,962	6,187,882
FNMA	4.00	11-1-40	826,358	887,119
FNMA	4.00	11-1-40	776,830	833,949
FNMA	4.00	11-1-40	551,182	591,710
FNMA	4.00	11-1-40	88,130	94,610
FNMA	4.00	11-1-40	48,626	52,202
FNMA	4.00	11-1-40	369,853	397,048
FNMA	4.00	12-1-40	4,445,714	4,886,521
FNMA	4.00	12-1-40	23,580	25,314
FNMA	4.00	12-1-40	764,551	820,767

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	12-1-40	$1,552,975	$1,667,163
FNMA	4.00	12-1-40	219,062	235,169
FNMA	4.00	12-1-40	48,727	52,309
FNMA	4.00	12-1-40	745,826	800,666
FNMA	4.00	1-1-41	6,849,033	7,352,630
FNMA	4.00	1-1-41	20,645	22,164
FNMA	4.00	2-1-41	8,385,464	9,002,032
FNMA	4.00	2-1-41	669,228	718,435
FNMA	4.00	4-1-41	522,721	561,156
FNMA	4.00	5-1-41	9,144,356	9,819,582
FNMA	4.00	7-1-41	25,116	26,971
FNMA	4.00	8-1-41	91,376	98,124
FNMA	4.00	8-1-41	764,124	820,548
FNMA	4.00	10-1-41	3,346,025	3,593,098
FNMA	4.00	10-1-41	2,851,476	3,062,031
FNMA	4.00	11-1-41	762,135	818,411
FNMA	4.00	12-1-41	706,608	758,784
FNMA	4.00	12-1-41	503,839	541,043
FNMA	4.00	12-1-41	529,854	568,978
FNMA	4.00	1-1-42	42,810	45,971
FNMA	4.00	2-1-42	256,948	279,269
FNMA	4.00	2-1-42	329,498	355,891
FNMA	4.00	2-1-42	33,363	35,827
FNMA ±	4.32	4-1-38	183,714	196,617
FNMA	4.50	7-1-13	5,228	5,481
FNMA	4.50	9-1-13	24,548	25,739
FNMA	4.50	11-1-14	27,992	29,264
FNMA	4.50	5-1-15	31,686	34,208
FNMA	4.50	3-1-18	70,099	75,978
FNMA	4.50	4-1-18	355,251	385,044
FNMA	4.50	12-1-18	40,668	44,078
FNMA	4.50	5-1-19	37,210	40,167
FNMA	4.50	1-1-20	68,438	74,134
FNMA	4.50	8-1-20	45,238	48,975
FNMA	4.50	10-1-20	116,643	126,279
FNMA	4.50	10-1-20	78,930	85,451
FNMA	4.50	12-1-20	169,334	183,324
FNMA	4.50	1-1-21	72,672	78,675
FNMA	4.50	3-1-22	146,386	158,480
FNMA	4.50	3-1-22	937,005	1,015,586
FNMA	4.50	5-1-22	21,192	23,152
FNMA	4.50	11-1-22	193,035	208,982
FNMA	4.50	2-1-23	752,979	813,068
FNMA	4.50	3-1-23	495,288	534,967
FNMA	4.50	3-1-23	93,780	101,264
FNMA	4.50	3-1-23	15,668	16,918
FNMA	4.50	5-1-23	260,822	281,636
FNMA	4.50	5-1-23	99,885	107,856
FNMA	4.50	5-1-23	73,740	79,624
FNMA	4.50	5-1-23	61,497	66,404

10	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	6-1-23	$648,717	$700,486
FNMA	4.50	12-1-23	235,672	254,479
FNMA	4.50	3-1-24	66,393	71,681
FNMA	4.50	5-1-24	838,314	905,213
FNMA	4.50	5-1-24	58,904	64,304
FNMA	4.50	7-1-24	2,832,071	3,057,631
FNMA	4.50	8-1-24	319,578	345,031
FNMA	4.50	8-1-24	209,379	226,054
FNMA	4.50	8-1-24	18,167	19,614
FNMA	4.50	1-1-25	2,781,071	3,002,569
FNMA	4.50	3-1-25	3,251,960	3,510,962
FNMA	4.50	3-1-25	223,866	241,731
FNMA	4.50	4-1-25	102,689	112,744
FNMA	4.50	4-1-25	373,222	402,947
FNMA	4.50	10-1-25	626,870	687,074
FNMA	4.50	2-1-26	645,653	707,660
FNMA	4.50	2-1-26	65,431	70,939
FNMA	4.50	4-1-26	1,627,448	1,762,915
FNMA	4.50	5-1-26	97,147	105,233
FNMA	4.50	6-1-26	52,858	57,257
FNMA	4.50	4-1-28	164,219	179,272
FNMA	4.50	4-1-28	72,107	78,717
FNMA	4.50	4-1-28	122,008	133,954
FNMA	4.50	3-1-29	145,432	157,763
FNMA	4.50	5-1-29	12,072,262	13,095,849
FNMA	4.50	10-1-29	726,488	787,631
FNMA	4.50	9-1-33	696,535	757,226
FNMA	4.50	4-1-35	150,074	162,610
FNMA	4.50	5-1-35	39,553	42,857
FNMA	4.50	7-1-35	10,626	11,514
FNMA	4.50	8-1-35	42,645	46,208
FNMA	4.50	9-1-35	752,969	815,871
FNMA	4.50	9-1-35	6,062,709	6,569,177
FNMA	4.50	9-1-35	85,257	92,379
FNMA	4.50	10-1-35	234,809	254,424
FNMA	4.50	3-1-38	1,571,912	1,701,262
FNMA	4.50	2-1-39	154,222	166,912
FNMA	4.50	2-1-39	74,739	80,889
FNMA	4.50	2-1-39	865,504	936,725
FNMA	4.50	2-1-39	40,064	43,360
FNMA	4.50	3-1-39	4,414,689	4,777,966
FNMA	4.50	3-1-39	5,000,004	5,411,445
FNMA	4.50	4-1-39	4,002,399	4,331,750
FNMA	4.50	4-1-39	1,592,800	1,723,869
FNMA	4.50	4-1-39	31,108	33,668
FNMA	4.50	5-1-39	3,345,944	3,723,746
FNMA	4.50	5-1-39	1,285,769	1,430,950
FNMA	4.50	6-1-39	2,517,891	2,725,084
FNMA	4.50	9-1-39	2,906,792	3,228,649
FNMA	4.50	12-1-39	381,741	413,154

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	11

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	2-1-40	$6,396,112	$7,118,319
FNMA	4.50	2-1-40	5,283,284	5,718,037
FNMA	4.50	3-1-40	4,341,395	4,877,723
FNMA	4.50	5-1-40	1,967,158	2,167,761
FNMA	4.50	5-1-40	3,992,767	4,434,869
FNMA	4.50	6-1-40	1,664,484	1,806,653
FNMA	4.50	8-1-40	551,418	598,517
FNMA	4.50	9-1-40	52,425	56,739
FNMA	4.50	10-1-40	4,103,780	4,454,297
FNMA	4.50	10-1-40	791,656	856,543
FNMA	4.50	11-1-40	3,204,416	3,478,116
FNMA	4.50	2-1-41	12,883,601	14,008,188
FNMA	4.50	4-1-41	3,772,054	4,156,712
FNMA	4.50	5-1-41	56,992	61,967
FNMA	4.63	10-15-13	600,000	629,457
FNMA	4.63	10-15-14	1,000,000	1,091,353
FNMA	4.88	12-15-16	950,000	1,124,166
FNMA	5.00	4-15-15	1,000,000	1,120,403
FNMA	5.00	2-13-17	500,000	595,930
FNMA	5.00	5-11-17	1,200,000	1,443,652
FNMA	5.00	6-1-19	236,044	258,381
FNMA	5.00	9-1-19	753,695	821,014
FNMA	5.00	10-1-19	293,273	321,025
FNMA	5.00	6-1-20	163,724	178,373
FNMA	5.00	5-1-23	1,100,043	1,193,999
FNMA	5.00	5-1-23	195,091	212,943
FNMA	5.00	6-1-23	519,839	564,240
FNMA	5.00	6-1-23	221,298	240,200
FNMA	5.00	4-1-24	270,955	294,394
FNMA	5.00	9-1-24	237,635	263,613
FNMA	5.00	3-1-25	3,159,325	3,429,169
FNMA	5.00	4-1-34	416,174	466,157
FNMA	5.00	4-1-34	1,021,083	1,124,570
FNMA	5.00	4-1-35	4,601,111	5,057,373
FNMA	5.00	6-1-35	1,577,533	1,729,037
FNMA	5.00	7-1-35	144,995	158,920
FNMA	5.00	7-1-35	68,559	75,143
FNMA	5.00	7-1-35	205,531	225,269
FNMA	5.00	8-1-35	201,703	221,286
FNMA	5.00	11-1-35	1,855,097	2,033,258
FNMA	5.00	2-1-36	7,709,307	8,457,973
FNMA	5.00	11-1-36	836,045	913,986
FNMA	5.00	11-1-36	475,837	523,023
FNMA	5.00	5-1-37	675,049	737,348
FNMA	5.00	5-1-37	162,715	177,731
FNMA	5.00	8-1-37	1,310,250	1,431,170
FNMA	5.00	2-1-38	3,915,333	4,291,355
FNMA	5.00	6-1-39	2,085,919	2,278,425
FNMA	5.00	8-1-39	7,533,131	8,228,351
FNMA	5.00	10-1-39	1,709,994	1,867,806

12	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.00%	7-1-40	$12,323,160	$13,726,161
FNMA	5.00	4-1-41	4,421,979	4,857,713
FNMA %%	5.00	9-1-42	7,000,000	7,645,313
FNMA	5.38	7-15-16	1,000,000	1,184,546
FNMA	5.38	6-12-17	1,500,000	1,825,431
FNMA	5.45	10-18-21	200,000	234,038
FNMA ±	5.47	4-1-36	224,857	242,754
FNMA ±	5.50	12-1-36	52,723	56,970
FNMA	5.50	12-1-12	183	183
FNMA	5.50	3-1-13	48,846	51,239
FNMA	5.50	4-1-14	71,415	77,248
FNMA	5.50	7-1-14	251,939	273,624
FNMA	5.50	12-1-14	8,723	9,488
FNMA	5.50	2-1-15	55,207	59,970
FNMA	5.50	2-1-16	21,288	23,154
FNMA	5.50	6-1-16	481,126	523,288
FNMA	5.50	8-1-16	70,051	76,197
FNMA	5.50	11-1-16	495,597	539,027
FNMA	5.50	11-1-16	20,483	22,278
FNMA	5.50	1-1-17	271,304	294,880
FNMA	5.50	2-1-17	189,122	205,714
FNMA	5.50	2-1-17	9,009	9,820
FNMA	5.50	4-1-17	233,104	253,531
FNMA	5.50	6-1-17	410,383	446,346
FNMA	5.50	7-1-17	370,766	403,256
FNMA	5.50	8-1-17	103,078	112,111
FNMA	5.50	10-1-17	403,854	439,284
FNMA	5.50	3-1-18	120,932	131,542
FNMA	5.50	4-1-18	133,239	144,914
FNMA	5.50	12-1-18	1,601,319	1,745,471
FNMA	5.50	5-1-21	411,160	454,919
FNMA	5.50	12-1-21	116,347	127,257
FNMA	5.50	5-1-23	399,040	436,458
FNMA	5.50	8-1-23	7,607	8,320
FNMA	5.50	9-1-23	153,276	167,649
FNMA	5.50	10-1-23	262,671	287,302
FNMA	5.50	10-1-23	14,142	15,468
FNMA	5.50	11-1-23	127,728	139,706
FNMA	5.50	11-1-23	18,050	19,743
FNMA	5.50	2-1-24	40,930	44,768
FNMA	5.50	6-1-24	415,524	454,489
FNMA	5.50	7-1-24	741,961	812,926
FNMA	5.50	5-1-25	566,819	617,845
FNMA	5.50	8-1-25	223,864	247,602
FNMA	5.50	7-1-33	378,840	418,775
FNMA	5.50	9-1-33	971,227	1,074,822
FNMA	5.50	11-1-33	406,271	449,098
FNMA	5.50	7-1-34	507,412	560,583
FNMA	5.50	9-1-34	182,413	201,527
FNMA	5.50	10-1-34	202,441	223,654

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	13

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.50%	12-1-34	$859,899	$950,006
FNMA	5.50	1-1-35	925,328	1,021,135
FNMA	5.50	1-1-35	5,108,043	5,643,307
FNMA	5.50	8-1-35	140,729	155,300
FNMA	5.50	8-1-35	607,360	670,245
FNMA	5.50	8-1-35	1,266,499	1,397,630
FNMA	5.50	9-1-35	729,893	809,525
FNMA	5.50	12-1-35	1,782,693	1,967,270
FNMA	5.50	1-1-36	3,940,795	4,348,819
FNMA	5.50	1-1-36	111,929	123,005
FNMA	5.50	2-1-36	1,077,769	1,183,971
FNMA	5.50	4-1-36	1,173,062	1,294,519
FNMA	5.50	4-1-36	4,080,906	4,483,032
FNMA	5.50	9-1-36	129,922	142,725
FNMA	5.50	2-1-37	453,538	511,694
FNMA	5.50	3-1-37	226,924	249,285
FNMA	5.50	5-1-37	547,515	603,348
FNMA	5.50	6-1-37	581,476	645,679
FNMA	5.50	2-1-38	332,381	364,718
FNMA	5.50	2-1-38	232,796	255,445
FNMA	5.50	2-1-38	2,245,277	2,463,716
FNMA	5.50	2-1-38	1,546,144	1,689,474
FNMA	5.50	4-1-38	3,964,140	4,349,805
FNMA	5.50	5-1-38	252,155	275,530
FNMA	5.50	5-1-38	3,552,284	3,902,320
FNMA	5.50	6-1-38	4,012,791	4,403,189
FNMA	5.50	6-1-38	33,337	36,428
FNMA	5.50	7-1-38	3,907,987	4,288,189
FNMA	5.50	8-1-38	287,948	314,641
FNMA	5.50	9-1-38	649,510	712,700
FNMA	5.50	9-1-38	414,865	453,324
FNMA	5.50	11-1-38	1,457,585	1,599,391
FNMA	5.50	1-1-39	1,418,140	1,556,108
FNMA	5.50	1-1-39	610,719	667,333
FNMA	5.50	5-1-39	1,412,514	1,549,935
FNMA	5.50	6-1-39	2,796,037	3,068,058
FNMA ±	5.54	1-1-37	60,819	65,729
FNMA ±	5.55	10-1-37	687,294	726,768
FNMA ±	5.59	3-1-36	488,583	522,614
FNMA	5.63	7-15-37	150,000	219,027
FNMA	6.00	4-1-13	6,398	6,485
FNMA	6.00	8-1-13	4,363	4,448
FNMA	6.00	1-1-14	99,372	101,689
FNMA	6.00	1-1-14	23,356	25,741
FNMA	6.00	4-1-14	57,496	62,873
FNMA	6.00	7-1-16	20,148	21,505
FNMA	6.00	9-1-16	10,378	10,878
FNMA	6.00	11-1-17	47,596	48,444
FNMA	6.00	11-1-17	406,456	430,421
FNMA	6.00	1-1-18	274,312	290,458

14	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	1-1-18	$116,918	$123,890
FNMA	6.00	5-1-21	319,381	350,061
FNMA	6.00	5-1-21	263,085	289,809
FNMA	6.00	9-1-21	128,299	141,331
FNMA	6.00	8-1-22	148,128	163,877
FNMA	6.00	10-1-22	334,390	369,944
FNMA	6.00	2-1-23	65,173	72,100
FNMA	6.00	7-1-23	369,124	408,361
FNMA	6.00	10-1-23	150,416	166,405
FNMA	6.00	11-1-23	99,803	109,607
FNMA	6.00	12-1-23	224,182	248,012
FNMA	6.00	9-1-24	16,865	18,522
FNMA	6.00	11-1-33	72,760	82,010
FNMA	6.00	8-1-34	284,607	319,994
FNMA	6.00	9-1-34	321,488	360,652
FNMA	6.00	10-1-34	244,542	274,332
FNMA	6.00	11-1-34	359,529	403,327
FNMA	6.00	3-1-35	145,720	161,992
FNMA	6.00	1-1-36	1,288,796	1,432,707
FNMA	6.00	3-1-36	72,870	81,192
FNMA	6.00	4-18-36	500,000	585,925
FNMA	6.00	9-1-36	398,191	439,854
FNMA	6.00	9-1-36	319,583	353,021
FNMA	6.00	9-1-36	14,690	16,227
FNMA	6.00	11-1-36	3,067,169	3,388,093
FNMA	6.00	1-1-37	1,833,354	2,029,479
FNMA	6.00	2-1-37	5,616	6,204
FNMA	6.00	3-1-37	1,304,604	1,441,107
FNMA	6.00	4-1-37	34,654	38,280
FNMA	6.00	5-1-37	1,847,429	2,040,730
FNMA	6.00	5-1-37	25,934	28,648
FNMA	6.00	6-1-37	39,205	43,307
FNMA	6.00	7-1-37	3,454,532	3,815,987
FNMA	6.00	8-1-37	406,269	451,634
FNMA	6.00	8-1-37	160,690	177,503
FNMA	6.00	8-1-37	21,797	24,078
FNMA	6.00	8-1-37	2,766,306	3,055,750
FNMA	6.00	9-1-37	185,976	205,435
FNMA	6.00	9-1-37	1,324,751	1,463,363
FNMA	6.00	9-1-37	183,519	202,721
FNMA	6.00	9-1-37	87,970	97,174
FNMA	6.00	9-1-37	163,360	180,453
FNMA	6.00	9-1-37	211,873	234,042
FNMA	6.00	9-1-37	193,390	213,625
FNMA	6.00	9-1-37	17,204	19,004
FNMA	6.00	9-1-37	132,356	146,205
FNMA	6.00	10-1-37	5,487	6,062
FNMA	6.00	10-1-37	4,759,606	5,257,613
FNMA	6.00	10-1-37	1,818,497	2,036,445
FNMA	6.00	10-1-37	138,446	152,931

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	15

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	10-1-37	$327,008	$361,224
FNMA	6.00	10-1-37	2,267,288	2,493,766
FNMA	6.00	10-1-37	15,040	16,613
FNMA	6.00	10-1-37	884,842	977,978
FNMA	6.00	11-1-37	120,138	132,709
FNMA	6.00	11-1-37	65,798	72,683
FNMA	6.00	11-1-37	144,587	159,716
FNMA	6.00	11-1-37	19,378	21,406
FNMA	6.00	11-1-37	24,114	26,637
FNMA	6.00	12-1-37	98,019	108,275
FNMA	6.00	1-1-38	122,858	135,713
FNMA	6.00	1-1-38	103,237	114,039
FNMA	6.00	1-1-38	1,199,724	1,325,253
FNMA	6.00	2-1-38	210,291	231,834
FNMA	6.00	2-1-38	212,779	235,790
FNMA	6.00	2-1-38	4,743	5,228
FNMA	6.00	5-1-38	130,048	143,371
FNMA	6.00	6-1-38	94,032	103,665
FNMA	6.00	7-1-38	436,549	482,499
FNMA	6.00	7-1-38	50,483	55,654
FNMA	6.00	7-1-38	956,705	1,054,714
FNMA	6.00	7-1-38	267,616	295,032
FNMA	6.00	7-1-38	22,360	24,700
FNMA	6.00	8-1-38	187,227	206,408
FNMA	6.00	8-1-38	69,540	76,664
FNMA	6.00	8-1-38	39,958	44,051
FNMA	6.00	8-1-38	214,560	236,540
FNMA	6.00	8-1-38	136,002	149,934
FNMA	6.00	8-1-38	3,413	3,772
FNMA	6.00	9-1-38	153,397	169,112
FNMA	6.00	9-1-38	76,954	85,415
FNMA	6.00	9-1-38	138,014	152,153
FNMA	6.00	9-1-38	73,403	80,923
FNMA	6.00	9-1-38	9,600	10,584
FNMA	6.00	9-1-38	248,315	273,753
FNMA	6.00	9-1-38	186,083	205,146
FNMA	6.00	9-1-38	113,378	124,993
FNMA	6.00	9-1-38	205,716	226,791
FNMA	6.00	9-1-38	170,017	187,434
FNMA	6.00	9-1-38	36,771	40,744
FNMA	6.00	9-1-38	13,759	15,169
FNMA	6.00	9-1-38	34,199	37,895
FNMA	6.00	10-1-38	193,731	213,578
FNMA	6.00	10-1-38	107,069	118,038
FNMA	6.00	10-1-38	45,798	50,490
FNMA	6.00	10-1-38	45,822	50,516
FNMA	6.00	11-1-38	1,946,113	2,145,482
FNMA	6.00	11-1-38	145,692	160,617
FNMA	6.00	11-1-38	77,432	85,364
FNMA	6.00	11-1-38	134,163	147,565

16	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	11-1-38	$33,442	$36,852
FNMA	6.00	11-1-38	113,672	125,317
FNMA	6.00	11-1-38	22,194	24,526
FNMA	6.00	12-1-38	238,538	262,975
FNMA	6.00	12-1-38	263,901	290,937
FNMA	6.00	12-1-38	130,325	143,676
FNMA	6.00	1-1-39	139,433	153,717
FNMA	6.00	1-1-39	132,142	145,679
FNMA	6.00	3-1-39	22,362	24,716
FNMA	6.00	4-1-39	197,026	217,210
FNMA	6.00	9-1-39	516,296	570,317
FNMA	6.00	9-1-39	7,176	7,927
FNMA	6.00	4-1-40	708,181	781,912
FNMA	6.21	8-6-38	200,000	306,480
FNMA	6.50	8-1-15	33,409	34,071
FNMA	6.50	6-1-36	47,505	54,119
FNMA	6.50	7-1-36	668,900	760,433
FNMA	6.50	9-1-36	301,124	342,330
FNMA	6.50	9-1-36	13,619	15,515
FNMA	6.50	12-1-36	590,978	673,259
FNMA	6.50	4-1-37	54,730	62,210
FNMA	6.50	5-1-37	3,317	3,782
FNMA	6.50	5-1-37	120,198	135,801
FNMA	6.50	6-1-37	521,877	591,417
FNMA	6.50	6-1-37	237,529	269,952
FNMA	6.50	8-1-37	137,976	157,287
FNMA	6.50	9-1-37	1,521,877	1,734,888
FNMA	6.50	9-1-37	7,550	8,606
FNMA	6.50	10-1-37	121,596	138,615
FNMA	6.50	10-1-37	2,865,869	3,266,994
FNMA	6.50	10-1-37	166,949	190,193
FNMA	6.50	11-1-37	190,427	217,080
FNMA	6.50	11-1-37	1,151,548	1,312,726
FNMA	6.50	11-1-37	18,859	21,498
FNMA	6.50	1-1-38	87,977	100,350
FNMA	6.50	3-1-38	25,714	29,313
FNMA	6.50	7-1-38	41,004	46,771
FNMA	6.50	9-1-38	91,290	104,000
FNMA	6.50	9-1-38	214,431	244,587
FNMA	6.50	9-1-38	42,284	48,230
FNMA	6.50	9-1-38	6,654	7,528
FNMA	6.50	10-1-38	177,284	202,098
FNMA	6.50	1-1-39	1,754,667	2,000,261
FNMA	6.50	2-1-39	154,431	176,242
FNMA	6.50	10-1-39	1,378,211	1,571,114
FNMA	6.63	11-15-30	1,300,000	2,019,095
FNMA	7.00	6-1-36	306,625	354,087
FNMA	7.00	5-1-37	131,430	151,881
FNMA	7.00	8-1-37	96,291	110,470
FNMA	7.00	10-1-38	6,153	7,115

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	17

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	7.13%	1-15-30	$500,000	$802,899
FNMA	7.25	5-15-30	1,300,000	2,122,016
GNMA	3.50	12-15-40	692,772	753,825
GNMA	3.50	1-15-41	695,151	753,562
GNMA	3.50	10-15-41	4,747,738	5,146,677
GNMA %%	3.50	9-1-42	5,000,000	5,413,281
GNMA %%	3.50	9-1-42	3,000,000	3,243,750
GNMA	3.50	3-20-42	2,947,642	3,191,179
GNMA	3.50	4-20-42	1,976,068	2,139,332
GNMA	3.50	6-15-42	13,916,107	15,085,438
GNMA	3.50	7-15-42	4,441,739	4,814,966
GNMA	4.00	6-15-39	669,271	735,955
GNMA	4.00	7-15-39	164,577	180,975
GNMA	4.00	7-15-39	601,252	661,159
GNMA	4.00	8-15-40	7,311,951	8,040,492
GNMA	4.00	9-15-40	11,058,572	12,160,416
GNMA	4.00	10-15-40	2,686,225	2,976,538
GNMA	4.00	12-15-40	4,479,358	4,985,859
GNMA	4.00	1-15-41	4,498,092	5,006,712
GNMA	4.00	1-15-41	1,824,357	2,030,646
GNMA	4.00	7-15-41	1,834,660	2,017,461
GNMA	4.00	11-20-41	8,836,753	9,729,782
GNMA	4.00	4-20-42	7,343,874	8,085,300
GNMA	4.50	3-15-37	108,902	119,765
GNMA	4.50	3-15-38	109,177	119,895
GNMA	4.50	3-15-39	1,044,043	1,149,473
GNMA	4.50	3-15-39	9,676,657	10,662,905
GNMA	4.50	4-15-39	1,878,141	2,069,561
GNMA	4.50	5-15-39	2,120,982	2,350,409
GNMA	4.50	6-15-39	1,263,407	1,392,174
GNMA	4.50	6-15-39	596,515	657,312
GNMA	4.50	7-15-39	2,742,449	3,021,960
GNMA	4.50	7-15-39	1,466,059	1,615,481
GNMA	4.50	9-15-39	1,043,558	1,149,918
GNMA	4.50	9-15-39	6,257,154	6,894,885
GNMA	4.50	10-15-39	2,052,850	2,262,077
GNMA	4.50	12-15-39	1,622,052	1,797,509
GNMA	4.50	1-15-40	2,597,264	2,866,591
GNMA	4.50	4-15-40	348,764	385,618
GNMA	4.50	5-15-40	2,970,982	3,305,352
GNMA	4.50	5-15-40	4,426,667	4,905,501
GNMA	4.50	5-15-40	86,654	95,820
GNMA	4.50	6-15-40	1,873,858	2,076,554
GNMA	4.50	6-15-40	1,546,190	1,709,576
GNMA	4.50	6-15-40	305,189	337,439
GNMA	4.50	7-15-40	5,934,649	6,561,765
GNMA	4.50	9-15-40	864,602	955,965
GNMA	4.50	9-15-40	298,995	330,590
GNMA	4.50	9-15-40	850,555	940,434
GNMA	4.50	10-15-40	138,835	153,506

18	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	4.50%	10-15-40	$115,815	$128,343
GNMA	4.50	11-15-40	3,193,549	3,531,012
GNMA	4.50	11-15-40	107,165	118,489
GNMA	4.50	12-15-40	202,151	223,513
GNMA	4.50	2-15-41	2,307,579	2,557,191
GNMA	4.50	3-15-41	103,930	114,082
GNMA	4.50	3-15-41	257,322	283,549
GNMA	4.50	4-15-41	409,933	451,713
GNMA	4.50	4-15-41	3,286,885	3,621,886
GNMA	4.50	4-15-41	493,042	545,142
GNMA	4.50	5-15-41	146,496	161,427
GNMA	4.50	6-15-41	3,819,230	4,208,487
GNMA	4.50	6-15-41	260,835	287,420
GNMA	4.50	6-15-41	401,608	442,540
GNMA	4.50	7-15-41	344,133	379,207
GNMA	4.50	10-15-41	436,798	481,317
GNMA	4.50	10-15-41	158,524	174,680
GNMA	4.50	10-15-41	203,678	224,437
GNMA	5.00	3-15-35	889,055	987,420
GNMA	5.00	5-15-38	7,586,053	8,389,815
GNMA	5.00	6-15-39	5,313,892	5,896,840
GNMA	5.00	9-15-39	9,213,469	10,373,929
GNMA	5.00	11-15-39	2,148,723	2,419,360
GNMA	5.00	1-15-40	3,624,963	4,081,537
GNMA	5.00	2-15-40	2,143,941	2,413,976
GNMA	5.00	3-15-40	7,626,559	8,482,279
GNMA	5.00	5-15-40	3,846,248	4,260,979
GNMA	5.00	7-15-40	2,722,406	3,021,628
GNMA	5.50	9-15-34	448,348	503,207
GNMA	5.50	11-15-35	537,983	603,137
GNMA	5.50	12-15-35	594,460	666,454
GNMA	5.50	2-15-36	340,284	380,539
GNMA	5.50	3-15-36	312,758	351,882
GNMA	5.50	2-15-38	1,175,245	1,314,824
GNMA	5.50	2-15-38	789,651	882,324
GNMA	5.50	3-15-38	210,490	235,193
GNMA	5.50	6-15-38	103,613	115,773
GNMA	5.50	8-15-38	4,026,957	4,534,162
GNMA	5.50	8-15-38	117,628	131,433
GNMA	5.50	9-15-38	2,935,598	3,281,798
GNMA	5.50	9-15-38	281,025	316,420
GNMA	5.50	9-15-38	219,946	245,804
GNMA	5.50	10-15-38	2,590,997	2,895,073
GNMA	5.50	12-15-38	965,037	1,078,293
GNMA	5.50	1-15-39	481,469	537,974
GNMA	5.50	7-15-39	81,133	90,655
GNMA	5.50	10-15-39	3,197,267	3,572,995
GNMA	5.50	2-15-40	203,668	227,570
GNMA	5.50	2-15-40	74,706	83,473
GNMA	5.50	3-15-40	109,569	122,428

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	19

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	5.50%	3-15-40	$342,019	$382,157
GNMA	5.50	7-15-40	140,402	156,879
GNMA	5.50	2-15-41	302,561	338,069
GNMA	5.50	4-15-41	709,692	794,533
GNMA	6.00	12-15-31	23,360	26,599
GNMA	6.00	6-15-36	482,485	551,261
GNMA	6.00	8-15-36	20,373	22,959
GNMA	6.00	5-15-37	79,466	89,490
GNMA	6.00	5-15-37	407,359	458,743
GNMA	6.00	5-15-37	15,648	17,652
GNMA	6.00	6-15-37	189,798	213,739
GNMA	6.00	6-15-37	46,475	52,379
GNMA	6.00	7-15-37	87,080	98,065
GNMA	6.00	8-15-37	205,639	231,578
GNMA	6.00	8-15-37	16,075	18,102
GNMA	6.00	1-15-38	7,246	8,156
GNMA	6.00	1-15-38	886,049	997,260
GNMA	6.00	2-15-38	17,631	19,844
GNMA	6.00	7-15-38	1,192,867	1,343,567
GNMA	6.00	8-15-38	452,222	509,077
GNMA	6.00	8-15-38	1,277,915	1,438,312
GNMA	6.00	8-15-38	656,292	738,666
GNMA	6.00	9-15-38	494,842	557,235
GNMA	6.00	9-15-38	1,371,747	1,543,920
GNMA	6.00	9-15-38	17,099	19,246
GNMA	6.00	9-15-38	8,572	9,648
GNMA	6.00	9-15-38	10,791	12,145
GNMA	6.00	10-15-38	322,273	362,722
GNMA	6.00	10-15-38	748,346	842,274
GNMA	6.00	10-15-38	107,074	120,513
GNMA	6.00	10-15-38	123,122	138,575
GNMA	6.00	10-15-38	85,484	96,213
GNMA	6.00	11-15-38	197,900	222,739
GNMA	6.00	12-15-38	17,094	19,283
GNMA	6.00	12-15-38	1,050,134	1,181,940
GNMA	6.00	1-15-39	8,620	9,702
GNMA	6.00	1-15-39	489,301	550,715
GNMA	6.00	2-15-39	10,501	11,819
GNMA	6.00	6-15-39	34,072	38,342
GNMA	6.00	8-15-39	13,432	15,117
GNMA	6.00	8-15-39	67,197	75,799
GNMA	6.00	10-15-39	97,773	110,044
GNMA	6.00	11-15-39	9,447	10,634
GNMA	6.00	12-15-39	926,328	1,043,234
GNMA	6.00	3-15-40	3,069	3,454
GNMA	6.00	3-15-40	11,700	13,368
GNMA	6.00	12-15-40	684,179	770,374
GNMA	6.50	11-15-23	980	1,129
GNMA	6.50	12-15-23	1,350	1,552
GNMA	6.50	9-15-36	146,122	172,294

20	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	6.50%	9-15-36	$140,384	$165,528
GNMA	6.50	10-15-36	155,571	178,650
GNMA	6.50	12-15-36	26,521	30,450
GNMA	6.50	2-15-37	29,519	33,926
GNMA	6.50	12-15-37	90,975	105,421
GNMA	6.50	4-15-38	98,965	112,948
GNMA	6.50	5-15-38	100,975	115,867
GNMA	6.50	5-15-38	16,130	18,409
GNMA	6.50	7-15-38	7,375	8,461
GNMA	6.50	8-15-38	117,899	134,557
GNMA	6.50	8-15-38	25,951	29,618
GNMA	6.50	10-15-38	143,152	163,378
GNMA	6.50	11-15-38	190,091	216,949
GNMA	6.50	11-15-38	4,565	5,244
GNMA	6.50	12-15-38	385,826	440,339
GNMA	6.50	2-15-39	4,423	5,051
GNMA	7.00	3-15-37	28,809	33,972
TVA	3.88	2-15-21	1,320,000	1,553,615
TVA	4.50	4-1-18	200,000	238,389
TVA	5.25	9-15-39	400,000	532,188
TVA	5.50	7-18-17	650,000	796,120
TVA	6.15	1-15-38	400,000	593,364
TVA 1997 Series C	5.88	4-1-36	300,000	427,586
TVA Series A	4.65	6-15-35	200,000	243,129
TVA Series A	4.88	1-15-48	200,000	257,660

Total Agency Securities (Cost $1,274,633,629)				1,338,193,032

Corporate Bonds and Notes: 21.08%

Consumer Discretionary: 2.04%

Auto Components: 0.04%
Borgwarner Incorporated	4.63	9-15-20	100,000	109,992
Johnson Controls Incorporated	1.75	3-1-14	200,000	203,463
Johnson Controls Incorporated	3.75	12-1-21	500,000	528,413
Johnson Controls Incorporated	4.25	3-1-21	120,000	131,891
Johnson Controls Incorporated	4.88	9-15-13	250,000	260,092
Johnson Controls Incorporated	5.00	3-30-20	100,000	114,152
Johnson Controls Incorporated	5.50	1-15-16	250,000	282,872
Johnson Controls Incorporated	5.70	3-1-41	240,000	289,673
O’Reilly Automotive Incorporated	3.80	9-1-22	150,000	154,901
O’Reilly Automotive Incorporated	4.88	1-14-21	45,000	50,334

				2,125,783

Automobiles: 0.03%
Ford Motor Company	7.45	7-16-31	1,000,000	1,235,000

Diversified Consumer Services: 0.07%
Cornell University	5.45	2-1-19	100,000	121,353
Dartmouth College	4.75	6-1-19	75,000	88,615
Johns Hopkins University	5.25	7-1-19	250,000	306,573

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	21

Security name	Interest rate	Maturity date	Principal	Value

Diversified Consumer Services (continued)
President & Fellows of Harvard College	4.88%	10-15-40	$300,000	$384,174
Princeton University	5.70	3-1-39	500,000	695,395
Stanford University	4.75	5-1-19	500,000	596,615
University of Pennsylvania §	4.67	9-1-12	500,000	582,640
Vanderbilt University	5.25	4-1-19	250,000	304,965
Yale University	2.90	10-15-14	325,000	341,851

				3,422,181

Hotels, Restaurants & Leisure: 0.17%
Darden Restaurants Incorporated	6.20	10-15-17	105,000	122,189
Darden Restaurants Incorporated	6.80	10-15-37	20,000	24,277
Hyatt Hotels Corporation	3.88	8-15-16	100,000	106,420
International Game Technology	5.50	6-15-20	250,000	273,039
Marriott International Incorporated	3.00	3-1-19	200,000	205,710
Marriott International Incorporated	5.81	11-10-15	425,000	475,117
McDonald’s Corporation	2.63	1-15-22	1,000,000	1,055,453
McDonald’s Corporation	3.50	7-15-20	200,000	222,744
McDonald’s Corporation	3.63	5-20-21	100,000	112,726
McDonald’s Corporation	3.70	2-15-42	500,000	524,319
McDonald’s Corporation	5.35	3-1-18	400,000	484,732
McDonald’s Corporation	5.80	10-15-17	100,000	122,820
McDonald’s Corporation	6.30	10-15-37	300,000	436,584
McDonald’s Corporation	6.30	3-1-38	600,000	875,734
Starbucks Corporation	6.25	8-15-17	500,000	606,778
Wyndham Worldwide Corporation	2.95	3-1-17	1,000,000	1,007,712
Wyndham Worldwide Corporation	4.25	3-1-22	500,000	506,003
Yum! Brands Incorporated	5.30	9-15-19	250,000	293,031
Yum! Brands Incorporated	6.25	3-15-18	600,000	722,888
Yum! Brands Incorporated	6.88	11-15-37	50,000	68,478

				8,246,754

Household Durables: 0.04%
Fortune Brands Incorporated	5.38	1-15-16	36,000	41,005
Fortune Brands Incorporated	6.38	6-15-14	250,000	273,448
Leggett & Platt Incorporated	3.40	8-15-22	100,000	104,088
MDC Holdings Incorporated	5.38	7-1-15	65,000	69,154
Newell Rubbermaid Incorporated	4.00	6-15-22	100,000	104,164
Newell Rubbermaid Incorporated	4.70	8-15-20	200,000	218,357
Newell Rubbermaid Incorporated	6.25	4-15-18	165,000	191,257
Whirlpool Corporation	4.70	6-1-22	200,000	206,249
Whirlpool Corporation	4.85	6-15-21	100,000	104,105
Whirlpool Corporation	8.60	5-1-14	320,000	355,667

				1,667,494

Internet & Catalog Retail: 0.01%
Expedia Incorporated	5.95	8-15-20	600,000	657,412

Leisure Equipment & Products: 0.02%
Hasbro Incorporated	6.13	5-15-14	300,000	323,724
Hasbro Incorporated	6.35	3-15-40	155,000	184,630

22	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Leisure Equipment & Products (continued)
Mattel Incorporated	2.50%	11-1-16	$280,000	$292,578
Mattel Incorporated	4.35	10-1-20	100,000	108,026
Mattel Incorporated	6.20	10-1-40	100,000	121,885

				1,030,843

Media: 1.24%
CBS Corporation	1.95	7-1-17	200,000	204,233
CBS Corporation	4.63	5-15-18	180,000	204,952
CBS Corporation	4.85	7-1-42	200,000	208,119
CBS Corporation	7.88	7-30-30	600,000	814,945
CBS Corporation	8.88	5-15-19	500,000	673,144
Comcast Corporation	3.13	7-15-22	150,000	156,765
Comcast Corporation	4.65	7-15-42	48,000	51,261
Comcast Corporation	4.95	6-15-16	350,000	398,252
Comcast Corporation	5.15	3-1-20	500,000	595,476
Comcast Corporation	5.30	1-15-14	500,000	530,838
Comcast Corporation	5.70	7-1-19	1,000,000	1,213,212
Comcast Corporation	5.85	11-15-15	500,000	575,418
Comcast Corporation	5.88	2-15-18	75,000	90,891
Comcast Corporation	5.90	3-15-16	975,000	1,134,057
Comcast Corporation	6.30	11-15-17	500,000	615,687
Comcast Corporation	6.40	3-1-40	500,000	657,979
Comcast Corporation	6.45	3-15-37	900,000	1,162,868
Comcast Corporation	6.50	11-15-35	550,000	716,213
Comcast Corporation	6.55	7-1-39	650,000	865,458
Comcast Corporation	6.95	8-15-37	400,000	544,054
Cox Communications Incorporated	5.45	12-15-14	180,000	198,150
DIRECTV Holdings LLC	2.40	3-15-17	1,000,000	1,029,787
DIRECTV Holdings LLC	3.55	3-15-15	285,000	302,172
DIRECTV Holdings LLC	3.80	3-15-22	500,000	516,853
DIRECTV Holdings LLC	4.60	2-15-21	350,000	382,659
DIRECTV Holdings LLC	4.75	10-1-14	500,000	537,471
DIRECTV Holdings LLC	5.00	3-1-21	700,000	787,284
DIRECTV Holdings LLC	5.15	3-15-42	500,000	511,034
DIRECTV Holdings LLC	5.20	3-15-20	330,000	372,813
DIRECTV Holdings LLC	5.88	10-1-19	1,000,000	1,176,112
DIRECTV Holdings LLC	6.00	8-15-40	400,000	452,900
DIRECTV Holdings LLC	6.35	3-15-40	145,000	170,784
DIRECTV Holdings LLC	6.38	3-1-41	500,000	590,481
Discovery Communications	3.70	6-1-15	250,000	268,009
Discovery Communications	4.38	6-15-21	300,000	336,947
Discovery Communications	5.05	6-1-20	750,000	874,956
Discovery Communications	6.35	6-1-40	250,000	321,613
Interpublic Group of Companies	4.00	3-15-22	1,000,000	1,041,595
McGraw-Hill Company Incorporated	5.90	11-15-17	250,000	293,631
NBC Universal Incorporated	2.10	4-1-14	500,000	510,527
NBC Universal Incorporated	2.88	4-1-16	500,000	529,481
NBC Universal Incorporated	3.65	4-30-15	300,000	321,202
NBC Universal Incorporated	4.38	4-1-21	1,500,000	1,694,351
NBC Universal Incorporated	6.40	4-30-40	1,000,000	1,297,650

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	23

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
News America Incorporated	4.50%	2-15-21	$500,000	$574,319
News America Incorporated	5.30	12-15-14	180,000	197,887
News America Incorporated	6.15	2-15-41	735,000	904,438
News America Incorporated	6.40	12-15-35	750,000	928,465
News America Incorporated	6.65	11-15-37	600,000	769,957
News America Incorporated	6.90	3-1-19	1,300,000	1,644,707
News America Incorporated	6.90	8-15-39	500,000	649,940
News America Incorporated	8.15	10-17-36	250,000	341,812
Omnicom Group Incorporated	4.45	8-15-20	90,000	100,013
Omnicom Group Incorporated	5.90	4-15-16	500,000	579,219
Omnicom Group Incorporated	6.25	7-15-19	650,000	791,151
TCI Communications Incorporated	7.13	2-15-28	350,000	465,159
TCI Communications Incorporated	8.75	8-1-15	500,000	606,678
Thompson Reuters Corporation	5.85	4-15-40	134,000	163,986
Time Warner Cable Incorporated	3.50	2-1-15	250,000	264,598
Time Warner Cable Incorporated	4.00	1-15-22	300,000	329,112
Time Warner Cable Incorporated	4.13	2-15-21	500,000	549,771
Time Warner Cable Incorporated	4.50	9-15-42	100,000	99,567
Time Warner Cable Incorporated	4.70	1-15-21	250,000	286,918
Time Warner Cable Incorporated	4.88	3-15-20	500,000	577,545
Time Warner Cable Incorporated	5.00	2-1-20	535,000	619,267
Time Warner Cable Incorporated	5.85	5-1-17	500,000	592,608
Time Warner Cable Incorporated	5.88	11-15-16	1,500,000	1,776,143
Time Warner Cable Incorporated	5.88	11-15-40	250,000	297,109
Time Warner Cable Incorporated	6.20	3-15-40	300,000	368,763
Time Warner Cable Incorporated	6.25	3-29-41	500,000	621,498
Time Warner Cable Incorporated	6.50	11-15-36	252,000	315,167
Time Warner Cable Incorporated	6.55	5-1-37	500,000	625,131
Time Warner Cable Incorporated	6.63	5-15-29	800,000	999,481
Time Warner Cable Incorporated	6.75	7-1-18	2,000,000	2,502,758
Time Warner Cable Incorporated	6.75	6-15-39	500,000	650,030
Time Warner Cable Incorporated	7.30	7-1-38	800,000	1,093,262
Time Warner Cable Incorporated	7.50	4-1-14	150,000	165,223
Time Warner Cable Incorporated	7.57	2-1-24	250,000	332,346
Time Warner Cable Incorporated	7.63	4-15-31	825,000	1,121,321
Time Warner Cable Incorporated	7.70	5-1-32	700,000	966,759
Time Warner Cable Incorporated	8.25	2-14-14	150,000	165,729
Time Warner Cable Incorporated	8.25	4-1-19	650,000	867,989
Time Warner Cable Incorporated	8.38	3-15-23	250,000	349,972
Time Warner Cable Incorporated	8.38	7-15-33	300,000	432,386
Time Warner Cable Incorporated	8.75	2-14-19	204,000	276,304
Time Warner Cable Incorporated	9.15	2-1-23	250,000	357,270
Time Warner Incorporated	3.40	6-15-22	100,000	105,246
Time Warner Incorporated	4.90	6-15-42	51,000	55,421
Viacom Incorporated	1.25	2-27-15	100,000	100,985
Viacom Incorporated	2.50	12-15-16	1,000,000	1,047,052
Viacom Incorporated	3.50	4-1-17	100,000	108,648
Viacom Incorporated	4.38	9-15-14	150,000	160,693
Viacom Incorporated	4.50	3-1-21	500,000	566,106
Viacom Incorporated	5.50	5-15-33	200,000	218,608

24	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Viacom Incorporated	5.63%	9-15-19	$150,000	$179,462
Viacom Incorporated	6.13	10-5-17	250,000	301,552
Viacom Incorporated	6.75	10-5-37	50,000	66,479
Viacom Incorporated	6.88	4-30-36	680,000	912,826
Walt Disney Company	1.35	8-16-16	500,000	510,794
Walt Disney Company	2.75	8-16-21	500,000	527,922
Walt Disney Company	4.13	12-1-41	500,000	571,249
Walt Disney Company	4.50	12-15-13	700,000	736,939
Walt Disney Company	5.50	3-15-19	500,000	607,471
Walt Disney Company Series B	7.00	3-1-32	75,000	112,463
Walt Disney Company Series C	5.63	9-15-16	250,000	296,886

				59,440,844

Multiline Retail: 0.19%
Kohl’s Corporation	6.00	1-15-33	65,000	75,095
Kohl’s Corporation	6.25	12-15-17	500,000	609,138
Macy’s Retail Holdings Incorporated	3.88	1-15-22	200,000	215,627
Macy’s Retail Holdings Incorporated	5.75	7-15-14	355,000	386,116
Macy’s Retail Holdings Incorporated	5.90	12-1-16	500,000	582,502
Macy’s Retail Holdings Incorporated	6.70	7-15-34	500,000	607,953
Macy’s Retail Holdings Incorporated	6.90	4-1-29	500,000	603,866
Nordstrom Incorporated	4.75	5-1-20	135,000	157,024
Nordstrom Incorporated	6.25	1-15-18	500,000	607,934
Nordstrom Incorporated	6.75	6-1-14	60,000	66,276
Target Corporation	1.13	7-18-14	105,000	106,399
Target Corporation	2.90	1-15-22	750,000	795,283
Target Corporation	4.00	7-1-42	500,000	519,001
Target Corporation	5.38	5-1-17	350,000	418,505
Target Corporation	5.88	7-15-16	300,000	355,677
Target Corporation	6.00	1-15-18	500,000	616,491
Target Corporation	6.50	10-15-37	400,000	562,622
Target Corporation	7.00	7-15-31	500,000	696,782
Target Corporation	7.00	1-15-38	800,000	1,192,631

				9,174,922

Specialty Retail: 0.22%
Advance Auto Parts Incorporated	4.50	1-15-22	100,000	106,273
AutoZone Incorporated	5.75	1-15-15	150,000	165,108
AutoZone Incorporated	6.50	1-15-14	450,000	483,442
Family Dollar Stores Incorporated	5.00	2-1-21	100,000	108,238
Gap Incorporated	5.95	4-12-21	700,000	756,461
Home Depot Incorporated	3.95	9-15-20	400,000	457,468
Home Depot Incorporated	4.40	4-1-21	500,000	592,208
Home Depot Incorporated	5.25	12-16-13	550,000	583,975
Home Depot Incorporated	5.40	3-1-16	680,000	789,034
Home Depot Incorporated	5.40	9-15-40	200,000	256,684
Home Depot Incorporated	5.88	12-16-36	1,000,000	1,333,576
Home Depot Incorporated	5.95	4-1-41	500,000	685,719
Lowe’s Companies Incorporated	3.75	4-15-21	150,000	164,037

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	25

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail (continued)
Lowe’s Companies Incorporated	4.63%	4-15-20	$400,000	$461,456
Lowe’s Companies Incorporated	4.65	4-15-42	500,000	541,466
Lowe’s Companies Incorporated	5.00	10-15-15	600,000	674,386
Lowe’s Companies Incorporated	5.80	10-15-36	250,000	313,524
Lowe’s Companies Incorporated	5.80	4-15-40	110,000	140,601
Lowe’s Companies Incorporated	6.50	3-15-29	75,000	96,601
Lowe’s Companies Incorporated	6.65	9-15-37	350,000	470,964
O’Reilly Automotive Incorporated	4.63	9-15-21	150,000	164,047
Staples Incorporated	9.75	1-15-14	500,000	558,445
TJX Companies Incorporated	4.20	8-15-15	250,000	274,333
TJX Companies Incorporated	6.95	4-15-19	85,000	109,082

				10,287,128

Textiles, Apparel & Luxury Goods: 0.01%
VF Corporation	5.95	11-1-17	100,000	119,880
VF Corporation	6.45	11-1-37	150,000	208,628

				328,508

Consumer Staples: 1.96%

Beverages: 0.53%
Anheuser-Busch Companies Incorporated	1.50	7-14-14	300,000	305,377
Anheuser-Busch Companies Incorporated	3.75	7-15-42	36,000	36,942
Anheuser-Busch Companies Incorporated	5.50	1-15-18	200,000	240,318
Anheuser-Busch Companies Incorporated	5.60	3-1-17	50,000	59,189
Anheuser-Busch Companies Incorporated	5.75	4-1-36	250,000	323,790
Anheuser-Busch InBev Worldwide Incorporated	2.88	2-15-16	45,000	48,111
Anheuser-Busch InBev Worldwide Incorporated	4.13	1-15-15	625,000	676,772
Anheuser-Busch InBev Worldwide Incorporated	4.38	2-15-21	30,000	34,994
Anheuser-Busch InBev Worldwide Incorporated	5.00	4-15-20	1,000,000	1,202,681
Anheuser-Busch InBev Worldwide Incorporated	5.38	11-15-14	1,000,000	1,102,461
Anheuser-Busch InBev Worldwide Incorporated	5.38	1-15-20	900,000	1,099,760
Anheuser-Busch InBev Worldwide Incorporated	6.38	1-15-40	750,000	1,087,294
Anheuser-Busch InBev Worldwide Incorporated	7.75	1-15-19	1,500,000	2,017,512
Anheuser-Busch InBev Worldwide Incorporated	8.20	1-15-39	500,000	838,234
Bottling Group LLC	5.00	11-15-13	500,000	527,017
Bottling Group LLC	6.95	3-15-14	750,000	822,454
Brown-Forman Corporation	2.50	1-15-16	100,000	105,030
Coca-Cola Company	0.75	11-15-13	450,000	452,310
Coca-Cola Company	0.75	3-13-15	350,000	352,777
Coca-Cola Company	1.50	11-15-15	500,000	514,958
Coca-Cola Company	1.65	3-14-18	1,100,000	1,139,342
Coca-Cola Company	1.80	9-1-16	660,000	686,291
Coca-Cola Company	3.15	11-15-20	1,010,000	1,101,091
Coca-Cola Company	3.30	9-1-21	70,000	77,250
Coca-Cola Company	3.63	3-15-14	300,000	314,892
Coca-Cola Enterprises Incorporated	2.00	8-19-16	100,000	102,365
Coca-Cola Enterprises Incorporated	3.50	9-15-20	500,000	528,583
Coca-Cola Enterprises Incorporated	4.50	9-1-21	100,000	112,720
Diageo Investment Corporation	7.45	4-15-35	150,000	228,429

26	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Beverages (continued)
Dr Pepper Snapple Group Incorporated	2.90%	1-15-16	$500,000	$534,154
Dr Pepper Snapple Group Incorporated	3.20	11-15-21	250,000	260,821
Dr Pepper Snapple Group Incorporated	7.45	5-1-38	100,000	148,118
Molson Coors Brewing Company	5.00	5-1-42	750,000	854,500
PepsiCo Americas Incorporated	4.38	2-15-14	500,000	527,216
PepsiCo Incorporated	1.25	8-13-17	100,000	100,177
PepsiCo Incorporated	3.10	1-15-15	700,000	738,834
PepsiCo Incorporated	3.13	11-1-20	1,000,000	1,079,301
PepsiCo Incorporated	3.60	8-13-42	250,000	250,178
PepsiCo Incorporated	3.75	3-1-14	500,000	524,656
PepsiCo Incorporated	4.00	3-5-42	500,000	535,593
PepsiCo Incorporated	4.50	1-15-20	200,000	233,707
PepsiCo Incorporated	5.00	6-1-18	1,000,000	1,186,638
PepsiCo Incorporated	5.50	1-15-40	300,000	390,180
PepsiCo Incorporated	7.90	11-1-18	500,000	677,462
PepsiCo Incorporated Series B	7.00	3-1-29	600,000	858,913

				25,039,392

Food & Staples Retailing: 0.48%
Costco Wholesale Corporation	5.50	3-15-17	400,000	482,730
CVS Caremark Corporation	3.25	5-18-15	250,000	265,200
CVS Caremark Corporation	4.75	5-18-20	250,000	290,646
CVS Caremark Corporation	5.75	6-1-17	400,000	481,025
CVS Caremark Corporation	5.75	5-15-41	300,000	380,880
CVS Caremark Corporation	6.13	8-15-16	250,000	296,274
CVS Caremark Corporation	6.13	9-15-39	700,000	925,275
CVS Caremark Corporation	6.25	6-1-27	515,000	671,156
CVS Caremark Corporation	6.60	3-15-19	700,000	895,903
Delhaize America Incorporated	9.00	4-15-31	500,000	574,191
Kroger Company	2.20	1-15-17	200,000	202,891
Kroger Company	3.90	10-1-15	150,000	163,149
Kroger Company	4.95	1-15-15	100,000	108,954
Kroger Company	6.15	1-15-20	800,000	972,732
Kroger Company	6.90	4-15-38	300,000	379,439
Kroger Company	7.50	1-15-14	250,000	272,731
Kroger Company	7.50	4-1-31	75,000	99,079
Safeway Incorporated	4.75	12-1-21	500,000	494,336
Safeway Incorporated	5.00	8-15-19	750,000	765,713
Safeway Incorporated	6.25	3-15-14	500,000	532,709
Safeway Incorporated	7.25	2-1-31	75,000	78,700
Sysco Corporation	0.55	6-12-15	100,000	99,937
Sysco Corporation	5.25	2-12-18	300,000	361,390
Sysco Corporation	6.63	3-17-39	200,000	293,650
Wal-Mart Stores Incorporated	1.50	10-25-15	250,000	256,877
Wal-Mart Stores Incorporated	1.63	4-15-14	350,000	356,821
Wal-Mart Stores Incorporated	2.25	7-8-15	1,250,000	1,307,496
Wal-Mart Stores Incorporated	2.88	4-1-15	150,000	159,032
Wal-Mart Stores Incorporated	3.20	5-15-14	500,000	524,204
Wal-Mart Stores Incorporated	3.63	7-8-20	1,100,000	1,238,168
Wal-Mart Stores Incorporated	4.25	4-15-21	500,000	587,990

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	27

Security name	Interest rate	Maturity date	Principal	Value

Food & Staples Retailing (continued)
Wal-Mart Stores Incorporated	4.88%	7-8-40	$850,000	$1,036,780
Wal-Mart Stores Incorporated	5.25	9-1-35	825,000	1,034,218
Wal-Mart Stores Incorporated	5.63	4-15-41	1,000,000	1,354,052
Wal-Mart Stores Incorporated	5.80	2-15-18	700,000	871,508
Wal-Mart Stores Incorporated	5.88	4-5-27	100,000	133,524
Wal-Mart Stores Incorporated	6.20	4-15-38	1,000,000	1,414,321
Wal-Mart Stores Incorporated	6.50	8-15-37	1,000,000	1,456,401
Wal-Mart Stores Incorporated	7.55	2-15-30	500,000	769,918
Walgreen Company	5.25	1-15-19	250,000	290,608

				22,880,608

Food Products: 0.46%
Archer-Daniels-Midland Company	4.48	3-1-21	535,000	619,803
Archer-Daniels-Midland Company	5.38	9-15-35	350,000	433,718
Archer-Daniels-Midland Company	5.45	3-15-18	100,000	120,380
Archer-Daniels-Midland Company	5.77	3-1-41	340,000	450,186
Archer-Daniels-Midland Company	5.94	10-1-32	500,000	636,158
Campbell Soup Company	2.50	8-2-22	121,000	120,861
Campbell Soup Company	3.38	8-15-14	300,000	315,878
Campbell Soup Company	4.50	2-15-19	285,000	326,136
Campbell Soup Company	4.88	10-1-13	250,000	261,711
ConAgra Foods Incorporated	7.00	4-15-19	500,000	629,207
ConAgra Foods Incorporated	8.25	9-15-30	120,000	161,522
Corn Products International Incorporated	4.63	11-1-20	300,000	329,265
General Mills Incorporated	5.40	6-15-40	345,000	433,239
General Mills Incorporated	5.65	2-15-19	1,000,000	1,209,278
General Mills Incorporated	5.70	2-15-17	100,000	119,584
H.J. Heinz Company	2.85	3-1-22	1,000,000	1,027,639
H.J. Heinz Company	6.75	3-15-32	250,000	320,429
Hershey Company	4.13	12-1-20	500,000	569,988
Hormel Foods Corporation	4.13	4-15-21	100,000	113,650
J.M. Smucker Company	3.50	10-15-21	300,000	322,195
Kellogg Company	3.25	5-21-18	65,000	71,151
Kellogg Company	4.00	12-15-20	350,000	394,508
Kellogg Company	4.15	11-15-19	300,000	339,725
Kellogg Company	4.45	5-30-16	300,000	334,289
Kellogg Company Series B	7.45	4-1-31	350,000	492,485
Kraft Foods Incorporated 144A	1.63	6-4-15	300,000	304,710
Kraft Foods Incorporated 144A	3.50	6-6-22	750,000	794,961
Kraft Foods Incorporated	4.13	2-9-16	1,500,000	1,646,094
Kraft Foods Incorporated 144A	5.00	6-4-42	750,000	854,656
Kraft Foods Incorporated	5.25	10-1-13	350,000	366,404
Kraft Foods Incorporated	5.38	2-10-20	1,250,000	1,503,201
Kraft Foods Incorporated	6.13	8-23-18	1,000,000	1,236,960
Kraft Foods Incorporated	6.50	8-11-17	250,000	307,412
Kraft Foods Incorporated	6.50	11-1-31	384,000	496,656
Kraft Foods Incorporated	6.50	2-9-40	950,000	1,310,402
Kraft Foods Incorporated	6.88	2-1-38	600,000	822,772
Kraft Foods Incorporated	6.88	1-26-39	100,000	138,879
Kraft Foods Incorporated	7.00	8-11-37	360,000	502,485

28	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Food Products (continued)
McCormick & Company	3.90%	7-15-21	$75,000	$83,376
Mead Johnson Nutrition Company	3.50	11-1-14	200,000	207,584
Mead Johnson Nutrition Company	4.90	11-1-19	250,000	286,196
Mead Johnson Nutrition Company	5.90	11-1-39	100,000	125,183
Ralcorp Holdings Incorporated	6.63	8-15-39	200,000	213,903
Sara Lee Corporation	4.10	9-15-20	266,000	277,971
Tyson Foods Incorporated	4.50	6-15-22	500,000	505,000

				22,137,790

Household Products: 0.17%
Clorox Company	5.00	1-15-15	300,000	326,844
Clorox Company	5.95	10-15-17	90,000	107,262
Colgate-Palmolive Company	1.95	2-1-23	200,000	196,232
Colgate-Palmolive Company	2.95	11-1-20	200,000	214,963
Colgate-Palmolive Company	5.20	11-7-16	100,000	117,678
Colgate-Palmolive Company Series F	3.15	8-5-15	340,000	366,102
Kimberly-Clark Corporation	3.63	8-1-20	750,000	836,753
Kimberly-Clark Corporation	5.30	3-1-41	245,000	323,784
Kimberly-Clark Corporation	6.13	8-1-17	200,000	246,085
Kimberly-Clark Corporation	6.63	8-1-37	200,000	300,845
Kimberly-Clark Corporation	7.50	11-1-18	100,000	134,139
Procter & Gamble Company	1.45	8-15-16	1,000,000	1,026,625
Procter & Gamble Company	1.80	11-15-15	400,000	414,596
Procter & Gamble Company	3.50	2-15-15	1,000,000	1,071,119
Procter & Gamble Company	4.70	2-15-19	500,000	593,735
Procter & Gamble Company	4.85	12-15-15	500,000	568,057
Procter & Gamble Company	5.50	2-1-34	350,000	465,192
Procter & Gamble Company	5.55	3-5-37	500,000	688,421
Procter & Gamble Company	5.80	8-15-34	100,000	138,119

				8,136,551

Personal Products: 0.02%
Avon Products Incorporated	4.20	7-15-18	350,000	344,576
Avon Products Incorporated	5.63	3-1-14	500,000	526,197
Estee Lauder Companies Incorporated	6.00	5-15-37	200,000	264,042

				1,134,815

Tobacco: 0.30%
Altria Group Incorporated	2.85	8-9-22	250,000	249,289
Altria Group Incorporated	4.13	9-11-15	500,000	547,166
Altria Group Incorporated	4.25	8-9-42	250,000	244,357
Altria Group Incorporated	4.75	5-5-21	500,000	577,316
Altria Group Incorporated	8.50	11-10-13	500,000	545,232
Altria Group Incorporated	9.25	8-6-19	1,000,000	1,426,029
Altria Group Incorporated	9.70	11-10-18	1,050,000	1,507,541
Altria Group Incorporated	9.95	11-10-38	350,000	598,581
Altria Group Incorporated	10.20	2-6-39	500,000	872,634
Lorillard Tobacco Company	2.30	8-21-17	100,000	101,253
Lorillard Tobacco Company	3.50	8-4-16	45,000	47,906

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	29

Security name	Interest rate	Maturity date	Principal	Value

Tobacco (continued)
Lorillard Tobacco Company	6.88%	5-1-20	$250,000	$306,523
Lorillard Tobacco Company	8.13	6-23-19	155,000	199,070
Lorillard Tobacco Company	8.13	5-1-40	250,000	328,043
Philip Morris International Incorporated	1.63	3-20-17	500,000	510,184
Philip Morris International Incorporated	2.50	5-16-16	500,000	527,824
Philip Morris International Incorporated	4.50	3-26-20	750,000	875,545
Philip Morris International Incorporated	4.50	3-20-42	500,000	558,369
Philip Morris International Incorporated	5.65	5-16-18	700,000	855,702
Philip Morris International Incorporated	6.38	5-16-38	600,000	838,849
Philip Morris International Incorporated	6.88	3-17-14	750,000	821,981
Reynolds American Incorporated	7.25	6-15-37	200,000	256,522
Reynolds American Incorporated	7.63	6-1-16	1,000,000	1,204,307
UST Incorporated	5.75	3-1-18	100,000	119,203

				14,119,426

Energy: 1.56%

Energy Equipment & Services: 0.12%
Baker Hughes Incorporated	5.13	9-15-40	500,000	619,007
Baker Hughes Incorporated	6.88	1-15-29	250,000	340,937
Baker Hughes Incorporated	7.50	11-15-18	375,000	505,101
Cameron International Corporation	4.50	6-1-21	200,000	217,713
Cameron International Corporation	5.95	6-1-41	100,000	120,379
Cameron International Corporation	7.00	7-15-38	100,000	133,181
Diamond Offshore Drilling Incorporated	5.70	10-15-39	300,000	386,509
Diamond Offshore Drilling Incorporated	5.88	5-1-19	365,000	442,723
Halliburton Company	6.15	9-15-19	350,000	434,848
Halliburton Company	7.45	9-15-39	650,000	1,024,918
Petrohawk Energy Corporation	6.25	6-1-19	1,250,000	1,415,860
Rowan Companies Incorporated	7.88	8-1-19	300,000	366,400

				6,007,576

Oil, Gas & Consumable Fuels: 1.44%
Anadarko Petroleum Corporation	5.95	9-15-16	600,000	693,906
Anadarko Petroleum Corporation	6.20	3-15-40	300,000	365,044
Anadarko Petroleum Corporation	6.38	9-15-17	500,000	597,922
Anadarko Petroleum Corporation	6.45	9-15-36	750,000	927,041
Anadarko Petroleum Corporation	7.63	3-15-14	500,000	547,373
Anadarko Petroleum Corporation	8.70	3-15-19	450,000	598,676
Apache Corporation	3.25	4-15-22	500,000	536,607
Apache Corporation	3.63	2-1-21	500,000	554,261
Apache Corporation	4.75	4-15-43	1,000,000	1,148,615
Apache Corporation	5.10	9-1-40	350,000	420,748
Apache Corporation	5.25	2-1-42	100,000	123,372
Apache Corporation	5.63	1-15-17	380,000	451,134
Apache Corporation	6.00	9-15-13	200,000	211,393
Apache Corporation	6.00	1-15-37	500,000	670,249
BJ Services Company	6.00	6-1-18	150,000	185,539
Boardwalk Pipelines LP	5.75	9-15-19	150,000	166,198
Boardwalk Pipelines LP	5.88	11-15-16	100,000	112,571

30	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP	4.88%	2-1-21	$560,000	$562,351
Buckeye Partners LP	5.50	8-15-19	150,000	157,913
Buckeye Partners LP	6.05	1-15-18	100,000	110,489
Centerpoint Energy Resources Corporation	6.00	5-15-18	100,000	120,322
Centerpoint Energy Resources Corporation	6.13	11-1-17	150,000	179,716
Centerpoint Energy Resources Corporation	6.63	11-1-37	50,000	68,178
Chevron Corporation	3.95	3-3-14	600,000	630,927
Chevron Corporation	4.95	3-3-19	500,000	609,328
ConocoPhillips Company	4.60	1-15-15	500,000	547,591
ConocoPhillips Company	4.75	2-1-14	380,000	401,564
ConocoPhillips Company	5.75	2-1-19	1,250,000	1,551,329
ConocoPhillips Company	5.90	10-15-32	250,000	325,167
ConocoPhillips Company	5.90	5-15-38	100,000	133,927
ConocoPhillips Company	6.00	1-15-20	750,000	954,129
ConocoPhillips Company	6.50	2-1-39	900,000	1,299,644
ConocoPhillips Company	6.95	4-15-29	300,000	425,456
Devon Energy Corporation	2.40	7-15-16	200,000	209,187
Devon Energy Corporation	4.00	7-15-21	200,000	221,423
Devon Energy Corporation	5.60	7-15-41	200,000	241,017
Devon Energy Corporation	6.30	1-15-19	600,000	743,074
Devon Energy Corporation	7.95	4-15-32	500,000	745,645
El Paso Natural Gas Company	5.95	4-15-17	150,000	171,805
El Paso Natural Gas Company	8.38	6-15-32	650,000	912,516
Enbridge Energy Partners LP	5.20	3-15-20	380,000	433,109
Enbridge Energy Partners LP	5.50	9-15-40	200,000	227,295
Enbridge Energy Partners LP	5.88	12-15-16	65,000	75,434
Enbridge Energy Partners LP	6.50	4-15-18	200,000	241,231
Enbridge Energy Partners LP	7.50	4-15-38	270,000	362,240
Enbridge Energy Partners LP	9.88	3-1-19	125,000	168,865
Enbridge Incorporated	5.80	6-15-14	300,000	324,834
Energen Corporation	4.63	9-1-21	100,000	104,272
Energy Transfer Partners LP	4.65	6-1-21	100,000	106,624
Energy Transfer Partners LP	5.20	2-1-22	500,000	550,726
Energy Transfer Partners LP	6.05	6-1-41	300,000	327,062
Energy Transfer Partners LP	6.13	2-15-17	55,000	63,249
Energy Transfer Partners LP	6.50	2-1-42	500,000	568,278
Energy Transfer Partners LP	6.63	10-15-36	230,000	255,865
Energy Transfer Partners LP	6.70	7-1-18	100,000	118,543
Energy Transfer Partners LP	7.50	7-1-38	100,000	119,465
Energy Transfer Partners LP	9.00	4-15-19	1,000,000	1,267,602
Enterprise Products Operating LLC	1.25	8-13-15	249,000	250,775
Enterprise Products Operating LLC	3.20	2-1-16	100,000	105,506
Enterprise Products Operating LLC	4.45	2-15-43	250,000	246,463
Enterprise Products Operating LLC	5.20	9-1-20	500,000	586,786
Enterprise Products Operating LLC	5.25	1-31-20	700,000	817,300
Enterprise Products Operating LLC	5.70	2-15-42	200,000	230,793
Enterprise Products Operating LLC	5.95	2-1-41	100,000	118,669
Enterprise Products Operating LLC	6.13	10-15-39	1,000,000	1,190,091
Enterprise Products Operating LLC	6.30	9-15-17	400,000	484,116
Enterprise Products Operating LLC	6.65	4-15-18	250,000	307,898

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	31

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC	7.55%	4-15-38	$100,000	$134,696
Enterprise Products Operating LLC Series D	6.88	3-1-33	75,000	96,237
Enterprise Products Operating LLC Series G	5.60	10-15-14	565,000	618,858
EOG Resources Incorporated	2.95	6-1-15	500,000	528,432
EOG Resources Incorporated	4.10	2-1-21	200,000	227,311
EOG Resources Incorporated	4.40	6-1-20	300,000	344,337
EOG Resources Incorporated	5.63	6-1-19	75,000	91,771
EOG Resources Incorporated	6.88	10-1-18	400,000	504,840
EQT Corporation	4.88	11-15-21	300,000	316,393
EQT Corporation	8.13	6-1-19	325,000	391,662
Equitable Resources Incorporated	6.50	4-1-18	100,000	115,425
Gulf South Pipeline Limited 144A	4.00	6-15-22	200,000	200,421
Hess Corporation	5.60	2-15-41	300,000	341,288
Hess Corporation	6.00	1-15-40	350,000	413,214
Hess Corporation	7.30	8-15-31	384,000	498,797
Hess Corporation	7.88	10-1-29	180,000	241,043
Hess Corporation	8.13	2-15-19	500,000	652,726
Kerr-McGee Corporation	6.95	7-1-24	200,000	256,586
Kinder Morgan Energy Partners LP	3.45	2-15-23	250,000	255,992
Kinder Morgan Energy Partners LP	3.50	3-1-16	500,000	535,197
Kinder Morgan Energy Partners LP	5.00	12-15-13	100,000	105,069
Kinder Morgan Energy Partners LP	5.00	8-15-42	250,000	257,590
Kinder Morgan Energy Partners LP	5.13	11-15-14	500,000	540,866
Kinder Morgan Energy Partners LP	5.30	9-15-20	125,000	144,376
Kinder Morgan Energy Partners LP	5.80	3-1-21	1,000,000	1,187,547
Kinder Morgan Energy Partners LP	5.80	3-15-35	100,000	111,812
Kinder Morgan Energy Partners LP	5.95	2-15-18	500,000	594,726
Kinder Morgan Energy Partners LP	6.38	3-1-41	500,000	603,296
Kinder Morgan Energy Partners LP	6.50	9-1-39	750,000	900,979
Kinder Morgan Energy Partners LP	6.95	1-15-38	500,000	626,912
Magellan Midstream Partners LP	6.40	7-15-18	100,000	122,145
Magellan Midstream Partners LP	6.55	7-15-19	575,000	702,137
Marathon Oil Corporation	6.00	10-1-17	625,000	747,175
Marathon Oil Corporation	6.60	10-1-37	450,000	594,773
Marathon Petroleum Corporation	3.50	3-1-16	555,000	588,810
Marathon Petroleum Corporation	5.13	3-1-21	35,000	40,244
Marathon Petroleum Corporation	6.50	3-1-41	545,000	665,931
Murphy Oil Corporation	7.05	5-1-29	200,000	245,798
Nabors Industries Incorporated	5.00	9-15-20	300,000	326,363
Nabors Industries Incorporated	6.15	2-15-18	500,000	583,084
Nabors Industries Incorporated	9.25	1-15-19	500,000	647,579
Nexen Incorporated	7.88	3-15-32	120,000	162,947
Nextera Energy Capital	4.50	6-1-21	200,000	223,337
Noble Energy Incorporated	6.00	3-1-41	565,000	695,485
Noble Energy Incorporated	8.25	3-1-19	350,000	452,715
Northwest Pipeline Corporation	6.05	6-15-18	170,000	203,948
Nustar Logistics LP	4.80	9-1-20	250,000	237,214
Occidental Petroleum Corporation	1.45	12-13-13	500,000	506,155
Occidental Petroleum Corporation	1.50	2-15-18	250,000	254,231
Occidental Petroleum Corporation	2.50	2-1-16	100,000	105,317

32	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corporation	2.70%	2-15-23	$500,000	$514,708
Occidental Petroleum Corporation	3.13	2-15-22	500,000	536,881
Occidental Petroleum Corporation	4.10	2-1-21	460,000	526,597
Occidental Petroleum Corporation	4.13	6-1-16	400,000	446,802
ONEOK Partners LP	6.13	2-1-41	500,000	588,548
ONEOK Partners LP	6.15	10-1-16	200,000	233,277
ONEOK Partners LP	6.85	10-15-37	500,000	610,382
ONEOK Partners LP	8.63	3-1-19	350,000	455,572
Phillips 66 144A	2.95	5-1-17	1,000,000	1,049,574
Phillips 66 144A	4.30	4-1-22	1,000,000	1,089,775
Plains All American Pipeline LP	3.65	6-1-22	500,000	528,622
Plains All American Pipeline LP	5.00	2-1-21	200,000	232,038
Plains All American Pipeline LP	5.15	6-1-42	500,000	566,098
Plains All American Pipeline LP	6.50	5-1-18	150,000	183,540
Plains All American Pipeline LP	6.65	1-15-37	200,000	256,684
Plains All American Pipeline LP	8.75	5-1-19	400,000	536,235
Southern Natural Gas Company 144A	5.90	4-1-17	500,000	588,738
Southwestern Energy Company 144A	4.10	3-15-22	1,000,000	1,052,129
Spectra Energy Capital LLC	4.60	6-15-21	100,000	108,615
Spectra Energy Capital LLC	5.67	8-15-14	125,000	134,737
Spectra Energy Capital LLC	5.90	9-15-13	100,000	104,808
Spectra Energy Capital LLC	7.50	9-15-38	100,000	135,336
Spectra Energy Capital LLC	8.00	10-1-19	100,000	129,834
Sunoco Logistics Partner LP	6.85	2-15-40	250,000	291,342
TC Pipelines LP	4.65	6-15-21	300,000	319,925
Texas Eastern Transmission LP	7.00	7-15-32	325,000	435,789
TransCanada PipeLines Limited	4.88	1-15-15	65,000	70,835
TransCanada PipeLines Limited	5.60	3-31-34	100,000	123,700
Transcontinental Gas Pipe Line Corporation	6.05	6-15-18	105,000	125,968
Transocean Incorporated	6.50	11-15-20	300,000	358,804
Transocean Incorporated	6.80	3-15-38	450,000	561,064
Transocean Incorporated	7.50	4-15-31	220,000	270,657
Valero Energy Corporation	4.50	2-1-15	65,000	69,996
Valero Energy Corporation	6.13	6-15-17	500,000	595,148
Valero Energy Corporation	6.13	2-1-20	65,000	77,901
Valero Energy Corporation	6.63	6-15-37	500,000	604,438
Valero Energy Corporation	7.50	4-15-32	300,000	377,465
Valero Energy Corporation	9.38	3-15-19	450,000	602,311
Weatherford International Limited	6.50	8-1-36	300,000	323,856
Williams Companies Incorporated	7.88	9-1-21	200,000	259,724
Williams Companies Incorporated	8.75	3-15-32	275,000	378,857
Williams Partners LP	3.35	8-15-22	250,000	254,172
Williams Partners LP	3.80	2-15-15	600,000	636,781
Williams Partners LP	4.13	11-15-20	300,000	324,953
Williams Partners LP	5.25	3-15-20	640,000	736,676
Williams Partners LP	6.30	4-15-40	390,000	489,037
XTO Energy Incorporated	5.75	12-15-13	600,000	639,835

				68,768,989

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	33

Security name	Interest rate	Maturity date	Principal	Value

Financials: 7.42%

Capital Markets: 1.33%
Ameriprise Financial Incorporated	5.30%	3-15-20	$300,000	$347,196
Ameriprise Financial Incorporated	5.65	11-15-15	400,000	455,120
Ameriprise Financial Incorporated	7.30	6-28-19	65,000	81,706
Bank of New York Mellon Corporation	1.20	2-20-15	45,000	45,614
Bank of New York Mellon Corporation	1.50	1-31-14	400,000	404,919
Bank of New York Mellon Corporation	1.70	11-24-14	500,000	512,000
Bank of New York Mellon Corporation	2.30	7-28-16	500,000	523,141
Bank of New York Mellon Corporation	2.50	1-15-16	500,000	524,485
Bank of New York Mellon Corporation	3.55	9-23-21	600,000	648,660
Bank of New York Mellon Corporation	4.15	2-1-21	100,000	112,007
Bank of New York Mellon Corporation	4.30	5-15-14	415,000	441,471
Bank of New York Mellon Corporation	5.45	5-15-19	1,000,000	1,189,996
Bear Stearns Companies Incorporated	5.30	10-30-15	180,000	200,947
Bear Stearns Companies Incorporated	5.55	1-22-17	1,025,000	1,160,072
Bear Stearns Companies Incorporated	6.40	10-2-17	620,000	744,550
Bear Stearns Companies Incorporated	7.25	2-1-18	1,500,000	1,871,444
Berkshire Hathaway Finance Corporation	1.50	1-10-14	100,000	101,585
Berkshire Hathaway Finance Corporation	3.20	2-11-15	500,000	531,533
Berkshire Hathaway Finance Corporation	4.25	1-15-21	500,000	570,762
Berkshire Hathaway Finance Corporation	4.85	1-15-15	500,000	550,143
Berkshire Hathaway Finance Corporation	5.40	5-15-18	350,000	422,219
Berkshire Hathaway Finance Corporation	5.75	1-15-40	250,000	318,616
BlackRock Incorporated	3.38	6-1-22	500,000	529,018
BlackRock Incorporated	3.50	12-10-14	550,000	585,918
BlackRock Incorporated	4.25	5-24-21	500,000	563,419
BlackRock Incorporated	5.00	12-10-19	250,000	290,842
BlackRock Incorporated	6.25	9-15-17	350,000	429,170
Charles Schwab Corporation 144A	3.23	9-1-22	425,000	431,245
Charles Schwab Corporation	4.45	7-22-20	200,000	227,373
Credit Suisse USA Incorporated	4.88	1-15-15	1,000,000	1,076,857
Credit Suisse USA Incorporated	5.38	3-2-16	500,000	559,949
Eaton Vance Corporation	6.50	10-2-17	50,000	59,358
Franklin Resources Incorporated	4.63	5-20-20	250,000	287,905
Goldman Sachs Group Incorporated	3.63	2-7-16	2,000,000	2,073,738
Goldman Sachs Group Incorporated	3.70	8-1-15	500,000	523,805
Goldman Sachs Group Incorporated	5.13	1-15-15	1,500,000	1,603,365
Goldman Sachs Group Incorporated	5.15	1-15-14	1,360,000	1,425,192
Goldman Sachs Group Incorporated	5.25	7-27-21	1,100,000	1,170,387
Goldman Sachs Group Incorporated	5.35	1-15-16	275,000	298,302
Goldman Sachs Group Incorporated	5.38	3-15-20	1,500,000	1,617,405
Goldman Sachs Group Incorporated	5.75	10-1-16	500,000	559,350
Goldman Sachs Group Incorporated	5.75	1-24-22	1,500,000	1,656,285
Goldman Sachs Group Incorporated	5.95	1-15-27	1,070,000	1,117,344
Goldman Sachs Group Incorporated	6.00	5-1-14	1,045,000	1,115,632
Goldman Sachs Group Incorporated	6.13	2-15-33	1,500,000	1,638,266
Goldman Sachs Group Incorporated	6.15	4-1-18	1,750,000	1,990,074
Goldman Sachs Group Incorporated	6.25	9-1-17	1,250,000	1,434,776
Goldman Sachs Group Incorporated	6.25	2-1-41	500,000	559,301
Goldman Sachs Group Incorporated	6.35	2-15-34	950,000	945,436

34	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)
Goldman Sachs Group Incorporated	6.45%	5-1-36	$1,000,000	$1,016,235
Goldman Sachs Group Incorporated	6.75	10-1-37	1,925,000	2,006,972
Goldman Sachs Group Incorporated	7.50	2-15-19	1,300,000	1,559,931
Jefferies Group Incorporated	3.88	11-9-15	500,000	502,500
Jefferies Group Incorporated	6.25	1-15-36	150,000	147,813
Jefferies Group Incorporated	6.45	6-8-27	150,000	152,625
Jefferies Group Incorporated	6.88	4-15-21	150,000	159,375
Jefferies Group Incorporated	8.50	7-15-19	700,000	799,750
Lazard Group LLC	6.85	6-15-17	500,000	564,053
Morgan Stanley	2.88	1-24-14	500,000	504,717
Morgan Stanley	2.88	7-28-14	240,000	243,532
Morgan Stanley	4.10	1-26-15	500,000	511,728
Morgan Stanley	4.20	11-20-14	1,000,000	1,025,862
Morgan Stanley «	4.75	4-1-14	1,500,000	1,543,925
Morgan Stanley	5.38	10-15-15	525,000	552,737
Morgan Stanley	5.45	1-9-17	1,000,000	1,051,795
Morgan Stanley	5.50	1-26-20	1,000,000	1,024,743
Morgan Stanley	5.50	7-24-20	500,000	514,355
Morgan Stanley	5.50	7-28-21	570,000	584,756
Morgan Stanley	5.55	4-27-17	850,000	902,194
Morgan Stanley	5.63	9-23-19	2,000,000	2,070,660
Morgan Stanley	5.75	10-18-16	1,500,000	1,596,720
Morgan Stanley	6.00	5-13-14	800,000	845,806
Morgan Stanley	6.00	4-28-15	1,500,000	1,598,037
Morgan Stanley	6.25	8-9-26	300,000	315,607
Morgan Stanley	6.63	4-1-18	2,500,000	2,761,248
Morgan Stanley	7.25	4-1-32	470,000	534,389
Morgan Stanley	7.30	5-13-19	400,000	451,387
Northern Trust Corporation	3.45	11-4-20	500,000	545,158
Northern Trust Corporation	4.63	5-1-14	540,000	576,448
Raymond James Financial Incorporated	4.25	4-15-16	100,000	105,529
Raymond James Financial Incorporated	8.60	8-15-19	100,000	125,683
TD Ameritrade Holding Corporation	5.60	12-1-19	200,000	231,433

				63,655,601

Commercial Banks: 0.94%
Bank One Corporation	7.63	10-15-26	240,000	310,252
Bank One Corporation	8.00	4-29-27	550,000	721,007
Branch Banking & Trust Corporation	2.05	4-28-14	250,000	255,514
Branch Banking & Trust Corporation	2.15	3-22-17	500,000	517,416
Branch Banking & Trust Corporation	3.20	3-15-16	100,000	107,315
Branch Banking & Trust Corporation	3.38	9-25-13	150,000	154,232
Branch Banking & Trust Corporation	3.95	4-29-16	350,000	383,940
Branch Banking & Trust Corporation	3.95	3-22-22	500,000	540,031
Branch Banking & Trust Corporation	5.20	12-23-15	500,000	555,479
Branch Banking & Trust Corporation	5.63	9-15-16	100,000	114,523
Branch Banking & Trust Corporation	6.85	4-30-19	500,000	638,000
Capital One Bank USA NA	8.80	7-15-19	750,000	974,323
Comerica Bank	5.75	11-21-16	500,000	567,870
Comerica Incorporated	3.00	9-16-15	100,000	105,052
Compass Bank	6.40	10-1-17	250,000	256,085

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	35

Security name	Interest rate	Maturity date	Principal	Value

Commercial Banks (continued)
Discover Bank	8.70%	11-18-19	$550,000	$696,362
Fifth Third Bancorp	3.63	1-25-16	500,000	537,986
Fifth Third Bancorp	5.45	1-15-17	500,000	556,531
Fifth Third Bancorp	8.25	3-1-38	750,000	1,048,538
First Horizon National Corporation	5.38	12-15-15	500,000	534,770
General Electric Capital Corporation	4.65	10-17-21	1,000,000	1,142,431
HSBC Bank USA NA	2.38	2-13-15	500,000	512,324
HSBC Bank USA NA	4.63	4-1-14	700,000	732,371
HSBC Bank USA NA	4.88	8-24-20	800,000	849,978
HSBC Bank USA NA	5.00	9-27-20	500,000	528,039
HSBC Bank USA NA	5.63	8-15-35	225,000	244,188
HSBC Bank USA NA	7.00	1-15-39	500,000	642,389
Huntington Bancshares Incorporated	7.00	12-15-20	25,000	29,843
KeyBank NA	4.95	9-15-15	250,000	269,685
KeyBank NA	5.45	3-3-16	500,000	559,100
KeyBank NA	5.80	7-1-14	350,000	375,082
KeyCorp	5.10	3-24-21	500,000	576,502
Manufacturers & Traders Trust Company	6.63	12-4-17	500,000	591,770
National Australia Bank Limited	1.60	8-7-15	200,000	201,590
National Australia Bank Limited	2.75	3-9-17	1,000,000	1,035,632
PNC Bank NA	6.00	12-7-17	500,000	598,327
PNC Bank NA	6.88	4-1-18	175,000	217,421
Sovereign Bank	8.75	5-30-18	250,000	281,829
SunTrust Bank Incorporated	3.60	4-15-16	250,000	264,186
SunTrust Bank Incorporated	5.00	9-1-15	34,000	36,748
SunTrust Bank Incorporated	6.00	9-11-17	750,000	864,077
SunTrust Bank Incorporated	7.25	3-15-18	500,000	592,537
SVB Financial Group	5.38	9-15-20	160,000	176,092
Union Bank NA	2.13	12-16-13	250,000	254,477
Union Bank NA	2.13	6-16-17	250,000	254,472
Union Bank NA	5.95	5-11-16	450,000	510,476
UnionBanCal Corporation	3.50	6-18-22	200,000	211,323
US Bancorp NA	2.45	7-27-15	500,000	525,106
US Bancorp NA	2.95	7-15-22	75,000	75,617
US Bancorp NA	3.44	2-1-16	500,000	527,942
US Bancorp NA	4.13	5-24-21	1,000,000	1,135,509
US Bancorp NA	4.20	5-15-14	1,000,000	1,063,506
US Bank NA ±	3.78	4-29-20	1,000,000	1,058,571
US Bank NA	4.95	10-30-14	275,000	299,412
Wachovia Bank NA (l)	5.85	2-1-37	1,000,000	1,242,218
Wachovia Bank NA (l)	6.60	1-15-38	600,000	817,980
Wachovia Corporation (l)	5.25	8-1-14	1,000,000	1,075,795
Wachovia Corporation (l)	5.50	8-1-35	700,000	804,198
Wachovia Corporation (l)	5.63	10-15-16	1,200,000	1,381,834
Wachovia Corporation (l)	5.75	6-15-17	1,000,000	1,193,428
Wachovia Corporation (l)	5.75	2-1-18	1,000,000	1,200,592
Wells Fargo & Company (l)	1.50	7-1-15	750,000	761,593
Wells Fargo & Company (l)	2.63	12-15-16	1,000,000	1,059,501
Wells Fargo & Company (l)	3.68	6-15-16	1,000,000	1,087,919
Wells Fargo & Company (l)	3.75	10-1-14	1,500,000	1,586,558

36	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Commercial Banks (continued)
Wells Fargo & Company (l)	4.60%	4-1-21	$1,250,000	$1,441,646
Wells Fargo & Company (l)	4.95	10-16-13	300,000	313,509
Wells Fargo & Company (l)	5.63	12-11-17	1,500,000	1,796,628
Wells Fargo Bank NA (l)	5.95	8-26-36	350,000	444,718
Wells Fargo Capital X (l)	5.95	12-15-36	500,000	507,500
Westpac Banking Corporation	3.00	12-9-15	1,000,000	1,058,888
Zions Bancorporation	7.75	9-23-14	200,000	218,481

				44,806,764

Consumer Finance: 0.97%
ABB Finance (USA) Incorporated	1.63	5-8-17	100,000	101,637
ABB Finance (USA) Incorporated	2.88	5-8-22	1,100,000	1,141,657
ABB Finance (USA) Incorporated	4.38	5-8-42	37,000	41,864
Ahold Finance USA LLC	6.88	5-1-29	300,000	384,245
American Express Centurion Bank	6.00	9-13-17	500,000	604,548
American Express Company	5.50	9-12-16	500,000	581,222
American Express Company ± §	6.80	9-1-66	200,000	213,000
American Express Company	7.00	3-19-18	800,000	1,015,214
American Express Company	7.25	5-20-14	650,000	719,479
American Express Company	8.13	5-20-19	650,000	880,962
American Express Company	8.15	3-19-38	300,000	485,451
American Express Credit Corporation	1.75	6-12-15	78,000	79,822
American Express Credit Corporation	2.38	3-24-17	750,000	788,463
American Express Credit Corporation	2.75	9-15-15	1,000,000	1,055,607
American Express Credit Corporation	2.80	9-19-16	500,000	532,384
American Express Credit Corporation	5.13	8-25-14	500,000	542,911
American Express Credit Corporation	5.30	12-2-15	500,000	564,531
Anadarko Finance Company Series B	7.50	5-1-31	325,000	435,915
Barrick Gold Finance Company LLC	4.40	5-30-21	600,000	649,082
Barrick Gold Finance Company LLC	5.70	5-30-41	300,000	345,649
Barrick Gold Finance Company LLC	6.13	9-15-13	250,000	263,581
BellSouth Capital Funding Corporation	7.88	2-15-30	750,000	1,019,710
Bunge Limited Finance Corporation	4.10	3-15-16	100,000	105,807
Bunge Limited Finance Corporation	5.10	7-15-15	300,000	321,096
Bunge Limited Finance Corporation	8.50	6-15-19	500,000	631,547
Capital One Financial Corporation	2.13	7-15-14	300,000	305,205
Capital One Financial Corporation	3.15	7-15-16	260,000	275,991
Capital One Financial Corporation	4.75	7-15-21	450,000	505,150
Capital One Financial Corporation	6.15	9-1-16	500,000	562,297
Capital One Financial Corporation	6.75	9-15-17	283,000	346,004
Capital One Financial Corporation	7.38	5-23-14	700,000	772,863
Caterpillar Financial Services Corporation	1.38	5-20-14	120,000	121,723
Caterpillar Financial Services Corporation	1.65	4-1-14	100,000	101,735
Caterpillar Financial Services Corporation	2.65	4-1-16	100,000	106,050
Caterpillar Financial Services Corporation	5.50	3-15-16	275,000	317,208
Caterpillar Financial Services Corporation	6.13	2-17-14	750,000	810,095
Caterpillar Financial Services Corporation	6.20	9-30-13	500,000	531,047
Caterpillar Financial Services Corporation	7.15	2-15-19	1,000,000	1,317,378
Caterpillar Financial Services Corporation Series F	4.75	2-17-15	415,000	455,251
Daimler Finance North America LLC	6.50	11-15-13	830,000	887,038

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	37

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
Daimler Finance North America LLC	8.50%	1-18-31	$425,000	$667,893
Devon Financing Corporation LLC	7.88	9-30-31	120,000	174,709
Ford Motor Credit Company LLC	3.00	6-12-17	5,200,000	5,219,859
Ford Motor Credit Company LLC	3.88	1-15-15	5,000,000	5,202,710
John Deere Capital Corporation	0.95	6-29-15	200,000	201,541
John Deere Capital Corporation	1.40	3-15-17	500,000	511,217
John Deere Capital Corporation	1.60	3-3-14	500,000	508,104
John Deere Capital Corporation	2.25	6-7-16	200,000	209,312
John Deere Capital Corporation	3.90	7-12-21	300,000	338,154
John Deere Capital Corporation	5.50	4-13-17	100,000	119,233
John Deere Capital Corporation	5.75	9-10-18	500,000	617,727
National City Corporation	4.90	1-15-15	360,000	390,938
National City Corporation	6.88	5-15-19	500,000	618,597
Reed Elsevier Capital Incorporated	8.63	1-15-19	500,000	641,848
SLM Corporation	5.63	8-1-33	315,000	283,500
SLM Corporation	6.25	1-25-16	1,000,000	1,070,000
SLM Corporation	8.00	3-25-20	400,000	453,000
SLM Corporation	8.45	6-15-18	750,000	866,250
SLM Corporation Series A	5.00	10-1-13	800,000	824,000
SLM Corporation Series A	5.00	4-15-15	500,000	521,300
Teva Pharmaceutical Finance LLC	3.65	11-10-21	500,000	540,782
Teva Pharmaceutical Finance LLC	5.55	2-1-16	200,000	228,002
Teva Pharmaceutical Finance LLC	6.15	2-1-36	400,000	536,846
Toyota Motor Credit Corporation	0.88	7-17-15	500,000	503,002
Toyota Motor Credit Corporation	1.00	2-17-15	150,000	151,536
Toyota Motor Credit Corporation	2.00	9-15-16	500,000	521,027
Toyota Motor Credit Corporation	2.05	1-12-17	750,000	781,057
Toyota Motor Credit Corporation	3.20	6-17-15	1,000,000	1,068,916
Toyota Motor Credit Corporation	3.30	1-12-22	500,000	536,047
Toyota Motor Credit Corporation	3.40	9-15-21	350,000	381,125
Toyota Motor Credit Corporation	4.50	6-17-20	500,000	579,756

				46,188,407

Diversified Financial Services: 2.61%
AmeriTech Funding Corporation	6.45	1-15-18	300,000	346,480
Aristotle Holding Incorporated 144A	2.75	11-21-14	500,000	518,191
Aristotle Holding Incorporated 144A	3.50	11-15-16	500,000	536,612
Aristotle Holding Incorporated 144A	4.75	11-15-21	750,000	865,603
Aristotle Holding Incorporated 144A	6.13	11-15-41	250,000	326,143
Bank of America Corporation	3.70	9-1-15	500,000	522,106
Bank of America Corporation	3.75	7-12-16	2,000,000	2,096,200
Bank of America Corporation	4.50	4-1-15	1,000,000	1,063,773
Bank of America Corporation	4.75	8-1-15	1,750,000	1,873,160
Bank of America Corporation	5.25	12-1-15	500,000	528,203
Bank of America Corporation	5.38	6-15-14	700,000	741,631
Bank of America Corporation	5.49	3-15-19	250,000	264,973
Bank of America Corporation	5.63	10-14-16	100,000	111,156
Bank of America Corporation	5.65	5-1-18	1,000,000	1,117,340
Bank of America Corporation	5.70	1-24-22	1,500,000	1,697,423
Bank of America Corporation	5.75	12-1-17	1,500,000	1,677,375

38	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
Bank of America Corporation	5.88%	1-5-21	$500,000	$562,328
Bank of America Corporation	5.88	2-7-42	500,000	568,190
Bank of America Corporation	6.00	9-1-17	1,000,000	1,127,455
Bank of America Corporation	6.00	10-15-36	800,000	903,289
Bank of America Corporation	6.50	8-1-16	1,850,000	2,109,942
Bank of America Corporation	7.38	5-15-14	1,500,000	1,636,866
Bank of America Corporation	7.63	6-1-19	2,500,000	3,054,583
BHP Billiton Finance USA Limited	1.13	11-21-14	150,000	151,731
BHP Billiton Finance USA Limited	3.25	11-21-21	500,000	529,268
BHP Billiton Finance USA Limited	4.13	2-24-42	650,000	680,622
BHP Billiton Finance USA Limited	5.25	12-15-15	150,000	170,889
Citigroup Incorporated	2.65	3-2-15	1,000,000	1,019,788
Citigroup Incorporated	3.95	6-15-16	1,000,000	1,054,848
Citigroup Incorporated	4.50	1-14-22	1,000,000	1,057,626
Citigroup Incorporated	4.59	12-15-15	500,000	537,942
Citigroup Incorporated	4.75	5-19-15	1,500,000	1,610,301
Citigroup Incorporated	5.00	9-15-14	900,000	941,462
Citigroup Incorporated	5.38	8-9-20	500,000	559,498
Citigroup Incorporated	5.50	10-15-14	1,000,000	1,073,861
Citigroup Incorporated	5.50	2-15-17	1,000,000	1,075,922
Citigroup Incorporated	5.88	5-29-37	500,000	579,204
Citigroup Incorporated	6.00	12-13-13	1,000,000	1,056,636
Citigroup Incorporated	6.00	8-15-17	100,000	114,209
Citigroup Incorporated	6.00	10-31-33	1,225,000	1,276,495
Citigroup Incorporated	6.13	11-21-17	1,000,000	1,154,651
Citigroup Incorporated	6.13	5-15-18	3,000,000	3,479,700
Citigroup Incorporated	6.13	8-25-36	500,000	531,922
Citigroup Incorporated	6.38	8-12-14	1,500,000	1,627,163
Citigroup Incorporated	6.88	3-5-38	1,300,000	1,672,384
Citigroup Incorporated	8.13	7-15-39	855,000	1,254,828
Citigroup Incorporated	8.50	5-22-19	900,000	1,151,922
CME Group Incorporated	5.75	2-15-14	500,000	535,868
Deutsche Bank Financial LLC	5.38	3-2-15	300,000	316,794
Discover Financial Services 144A	5.20	4-27-22	600,000	638,177
Equifax Incorporated	4.45	12-1-14	100,000	106,056
General Electric Capital Corporation	1.88	9-16-13	200,000	202,801
General Electric Capital Corporation	2.10	1-7-14	1,000,000	1,019,821
General Electric Capital Corporation	2.30	4-27-17	2,000,000	2,064,822
General Electric Capital Corporation	3.35	10-17-16	2,000,000	2,150,954
General Electric Capital Corporation	3.50	6-29-15	500,000	532,865
General Electric Capital Corporation	3.75	11-14-14	500,000	530,387
General Electric Capital Corporation	4.38	9-16-20	2,000,000	2,221,558
General Electric Capital Corporation	4.88	3-4-15	500,000	547,186
General Electric Capital Corporation	5.00	1-8-16	1,000,000	1,115,870
General Electric Capital Corporation	5.30	2-11-21	845,000	972,968
General Electric Capital Corporation	5.50	1-8-20	1,000,000	1,184,292
General Electric Capital Corporation	5.63	9-15-17	1,500,000	1,772,648
General Electric Capital Corporation	5.63	5-1-18	1,000,000	1,184,415
General Electric Capital Corporation	5.88	1-14-38	2,500,000	3,039,865
General Electric Capital Corporation	5.90	5-13-14	1,625,000	1,767,582

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	39

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
General Electric Capital Corporation	6.00%	8-7-19	$850,000	$1,032,337
General Electric Capital Corporation	6.15	8-7-37	650,000	816,392
General Electric Capital Corporation ± §	6.38	11-15-67	1,000,000	1,053,750
General Electric Capital Corporation	6.88	1-10-39	1,500,000	2,053,356
General Electric Capital Corporation Series A	6.75	3-15-32	1,850,000	2,405,272
HSBC Finance Capital Trust IX ±	5.91	11-30-35	200,000	194,500
HSBC Finance Corporation	5.00	6-30-15	1,825,000	1,961,019
HSBC Finance Corporation	6.68	1-15-21	1,179,000	1,338,151
JPMorgan Chase & Company	1.65	9-30-13	500,000	505,076
JPMorgan Chase & Company	2.05	1-24-14	1,000,000	1,017,464
JPMorgan Chase & Company	2.60	1-15-16	1,500,000	1,557,182
JPMorgan Chase & Company	3.40	6-24-15	500,000	529,014
JPMorgan Chase & Company	3.45	3-1-16	500,000	532,416
JPMorgan Chase & Company	3.70	1-20-15	1,500,000	1,591,313
JPMorgan Chase & Company	4.35	8-15-21	2,000,000	2,193,408
JPMorgan Chase & Company	4.40	7-22-20	1,500,000	1,663,760
JPMorgan Chase & Company	4.63	5-10-21	1,500,000	1,678,512
JPMorgan Chase & Company	4.65	6-1-14	1,650,000	1,755,206
JPMorgan Chase & Company	5.25	5-1-15	1,100,000	1,200,156
JPMorgan Chase & Company	5.60	7-15-41	1,100,000	1,350,593
JPMorgan Chase & Company	6.00	1-15-18	1,000,000	1,194,793
JPMorgan Chase & Company	6.30	4-23-19	1,500,000	1,831,572
JPMorgan Chase & Company	6.40	5-15-38	1,350,000	1,791,773
JPMorgan Chase Bank National	6.00	10-1-17	1,250,000	1,471,861
Mellon Funding Corporation	5.00	12-1-14	200,000	214,288
Mellon Funding Corporation	5.20	5-15-14	100,000	107,910
Mellon Funding Corporation	5.50	11-15-18	200,000	236,946
Merrill Lynch & Company Incorporated	5.45	7-15-14	450,000	481,503
Merrill Lynch & Company Incorporated	5.70	5-2-17	700,000	749,960
Merrill Lynch & Company Incorporated	6.05	5-16-16	1,500,000	1,616,660
Merrill Lynch & Company Incorporated	6.11	1-29-37	600,000	603,295
Merrill Lynch & Company Incorporated	6.40	8-28-17	500,000	568,150
Merrill Lynch & Company Incorporated	6.88	4-25-18	1,690,000	1,971,559
Merrill Lynch & Company Incorporated	7.75	5-14-38	750,000	908,759
Moody’s Corporation	4.50	9-1-22	250,000	260,144
Murray Street Investment Trust I	4.65	3-9-17	1,000,000	1,043,925
NASDAQ OMX Group Incorporated	4.00	1-15-15	200,000	209,199
NASDAQ OMX Group Incorporated	5.25	1-16-18	60,000	64,685
NASDAQ OMX Group Incorporated	5.55	1-15-20	500,000	535,684
National Rural Utilities Cooperative Finance Corporation	1.00	2-2-15	675,000	683,092
National Rural Utilities Cooperative Finance Corporation	3.05	3-1-16	100,000	106,464
National Rural Utilities Cooperative Finance Corporation	5.45	4-10-17	250,000	297,563
National Rural Utilities Cooperative Finance Corporation	10.38	11-1-18	700,000	1,028,442
National Rural Utilities Cooperative Finance Corporation Series C	8.00	3-1-32	150,000	230,506
NCUA Guaranteed Notes	3.45	6-12-21	200,000	225,540
Orix Corporation	5.00	1-12-16	500,000	535,205
PACCAR Financial Corporation	0.75	8-14-15	300,000	300,497
PC Financial Partnership	5.00	11-15-14	250,000	271,007
PNC Funding Corporation	2.70	9-19-16	1,000,000	1,066,009
PNC Funding Corporation	3.63	2-8-15	1,100,000	1,171,300

40	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
PNC Funding Corporation	5.13%	2-8-20	$150,000	$177,602
PNC Funding Corporation	5.63	2-1-17	350,000	401,888
PNC Funding Corporation	6.70	6-10-19	500,000	631,533
PPL Capital Funding Incorporated	4.20	6-15-22	200,000	211,445
Private Export Funding Corporation	1.38	2-15-17	125,000	128,123
Private Export Funding Corporation	2.45	7-15-24	300,000	302,171
Private Export Funding Corporation	4.30	12-15-21	100,000	120,324
Private Export Funding Corporation	4.95	11-15-15	250,000	284,838
Rio Tinto Finance USA Limited	2.25	9-20-16	200,000	208,553
Rio Tinto Finance USA Limited	3.75	9-20-21	500,000	536,333
Santander Holdings USA	4.63	4-19-16	500,000	503,200
Teco Finance Incorporated	4.00	3-15-16	130,000	140,964
Teco Finance Incorporated	5.15	3-15-20	65,000	75,764
Teco Finance Incorporated	6.57	11-1-17	250,000	301,162
UBS AG Stamford Connecticut	5.88	7-15-16	430,000	466,813
Unilever Capital Corporation	2.75	2-10-16	300,000	319,202
Unilever Capital Corporation	3.65	2-15-14	750,000	784,803
Unilever Capital Corporation	4.25	2-10-21	300,000	352,287
Unilever Capital Corporation	5.90	11-15-32	200,000	286,742

				124,957,738

Insurance: 1.03%
ACE INA Holdings Incorporated	2.60	11-23-15	500,000	524,214
ACE INA Holdings Incorporated	5.60	5-15-15	350,000	391,723
ACE INA Holdings Incorporated	5.88	6-15-14	75,000	81,683
ACE INA Holdings Incorporated	5.90	6-15-19	500,000	621,064
Aegon Funding Corporation	5.75	12-15-20	75,000	86,313
AFLAC Incorporated	3.45	8-15-15	150,000	160,477
AFLAC Incorporated	6.90	12-17-39	250,000	323,596
AFLAC Incorporated	8.50	5-15-19	150,000	201,475
Alleghany Corporation	5.63	9-15-20	100,000	110,460
Allied World Assurance	5.50	11-15-20	300,000	326,928
Allstate Corporation	5.00	8-15-14	300,000	325,150
Allstate Corporation	5.20	1-15-42	500,000	605,444
Allstate Corporation	5.55	5-9-35	830,000	1,026,807
Allstate Corporation ± §	6.13	5-15-67	300,000	307,875
Allstate Corporation	6.20	5-16-14	150,000	163,849
Allstate Corporation ± §	6.50	5-15-67	200,000	209,750
Allstate Corporation	7.45	5-16-19	650,000	850,772
American International Group Incorporated	3.00	3-20-15	500,000	514,283
American International Group Incorporated	3.80	3-22-17	1,000,000	1,058,466
American International Group Incorporated	4.25	9-15-14	500,000	525,702
American International Group Incorporated	4.88	9-15-16	500,000	548,153
American International Group Incorporated	5.05	10-1-15	250,000	271,630
American International Group Incorporated	5.45	5-18-17	700,000	786,610
American International Group Incorporated	5.85	1-16-18	850,000	974,411
American International Group Incorporated	6.25	5-1-36	250,000	313,864
American International Group Incorporated	6.40	12-15-20	1,000,000	1,189,077
American International Group Incorporated 144A	6.82	11-15-37	246,000	313,476
American International Group Incorporated ± §	8.18	5-15-68	1,300,000	1,551,875

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	41

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
American International Group Incorporated	8.25%	8-15-18	$750,000	$946,349
AON Corporation	3.13	5-27-16	350,000	369,703
AON Corporation	3.50	9-30-15	100,000	105,439
AON Corporation	5.00	9-30-20	550,000	630,702
AON Corporation	6.25	9-30-40	100,000	131,486
AON Corporation	8.21	1-1-27	75,000	90,975
Assurant Incorporated	6.75	2-15-34	375,000	429,144
AXIS Specialty Finance LLC	5.88	6-1-20	200,000	221,876
Berkshire Hathaway Incorporated	1.90	1-31-17	1,275,000	1,324,103
Berkshire Hathaway Incorporated	3.40	1-31-22	250,000	268,242
CHUBB Corporation	5.75	5-15-18	250,000	309,244
CHUBB Corporation	6.00	5-11-37	280,000	386,088
CHUBB Corporation ± §	6.38	3-29-67	350,000	370,563
CHUBB Corporation	6.50	5-15-38	350,000	511,875
Cincinnati Financial Corporation	6.92	5-15-28	75,000	91,390
CNA Financial Corporation	5.85	12-15-14	365,000	390,789
CNA Financial Corporation	5.88	8-15-20	500,000	576,721
CNA Financial Corporation	6.50	8-15-16	50,000	57,537
CNA Financial Corporation	7.35	11-15-19	295,000	358,205
Endurance Specialty Holdings Limited	7.00	7-15-34	200,000	219,347
Fidelity National Financial Incorporated	5.50	9-1-22	100,000	103,232
GE Global Insurance Holdings	7.00	2-15-26	430,000	515,627
Genworth Financial Incorporated	4.95	10-1-15	100,000	99,882
Genworth Financial Incorporated	6.52	5-22-18	500,000	505,455
Genworth Financial Incorporated	7.20	2-15-21	500,000	502,500
Genworth Financial Incorporated	8.63	12-15-16	500,000	553,167
Hartford Financial Services Group Incorporated	5.50	10-15-16	250,000	273,141
Hartford Financial Services Group Incorporated	5.50	3-30-20	250,000	273,023
Hartford Financial Services Group Incorporated	5.95	10-15-36	75,000	77,576
Hartford Financial Services Group Incorporated	6.00	1-15-19	750,000	835,083
Hartford Financial Services Group Incorporated	6.63	3-30-40	500,000	561,165
Jefferson-Pilot Corporation	4.75	1-30-14	250,000	261,112
Lincoln National Corporation	4.85	6-24-21	80,000	87,462
Lincoln National Corporation	6.15	4-7-36	500,000	556,377
Lincoln National Corporation	6.25	2-15-20	300,000	348,238
Lincoln National Corporation ± §	7.00	5-17-66	350,000	350,000
Lincoln National Corporation	8.75	7-1-19	120,000	155,354
Loews Corporation	5.25	3-15-16	200,000	225,414
Markel Corporation	5.35	6-1-21	100,000	108,308
Markel Corporation	7.13	9-30-19	100,000	117,367
Marsh & McLennan Companies Incorporated	4.80	7-15-21	300,000	336,996
Marsh & McLennan Companies Incorporated	5.75	9-15-15	500,000	556,436
Marsh & McLennan Companies Incorporated	9.25	4-15-19	300,000	401,955
MetLife Incorporated	2.38	2-6-14	500,000	511,584
MetLife Incorporated	4.75	2-8-21	750,000	867,993
MetLife Incorporated	5.00	11-24-13	250,000	263,225
MetLife Incorporated	5.70	6-15-35	250,000	312,430
MetLife Incorporated	5.88	2-6-41	700,000	899,543
MetLife Incorporated	6.38	6-15-34	280,000	370,850
MetLife Incorporated	6.40	12-15-36	800,000	851,899

42	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
MetLife Incorporated	6.50%	12-15-32	$200,000	$265,443
MetLife Incorporated	6.75	6-1-16	500,000	597,976
MetLife Incorporated Series A	6.82	8-15-18	750,000	937,928
PartnerRe Finance B LLC	5.50	6-1-20	250,000	279,252
Principal Financial Group Incorporated	7.88	5-15-14	600,000	669,788
Progressive Corporation	3.75	8-23-21	1,000,000	1,099,565
Progressive Corporation	6.25	12-1-32	75,000	98,801
Progressive Corporation ± §	6.70	6-15-67	500,000	537,500
Protective Life Corporation	7.38	10-15-19	500,000	596,556
Prudential Financial Incorporated	3.00	5-12-16	1,000,000	1,051,594
Prudential Financial Incorporated	3.88	1-14-15	100,000	106,042
Prudential Financial Incorporated	4.75	9-17-15	1,000,000	1,098,024
Prudential Financial Incorporated	5.38	6-21-20	500,000	578,067
Prudential Financial Incorporated	5.70	12-14-36	538,000	597,358
Prudential Financial Incorporated	6.20	1-15-15	30,000	33,123
Prudential Financial Incorporated	6.20	11-15-40	250,000	294,812
Prudential Financial Incorporated	6.63	12-1-37	65,000	80,303
Prudential Financial Incorporated	7.38	6-15-19	55,000	69,254
Prudential Financial Incorporated ± §	8.88	6-15-68	200,000	244,000
Prudential Financial Incorporated Series B	5.75	7-15-33	500,000	544,373
Prudential Financial Incorporated Series C	5.40	6-13-35	180,000	190,822
Reinsurance Group of America Incorporated	5.00	6-1-21	60,000	63,914
Reinsurance Group of America Incorporated	6.45	11-15-19	350,000	400,685
St. Paul Travelers Companies Incorporated	5.50	12-1-15	180,000	204,227
Stancorp Financial Group Incorporated	5.00	8-15-22	100,000	102,733
The Travelers Companies Incorporated	5.75	12-15-17	150,000	183,723
The Travelers Companies Incorporated	5.90	6-2-19	500,000	624,029
The Travelers Companies Incorporated	6.25	6-15-37	365,000	500,725
Transatlantic Holdings Incorporated	5.75	12-14-15	475,000	529,166
Transatlantic Holdings Incorporated	8.00	11-30-39	100,000	123,574
Travelers Property Casualty Corporation	6.38	3-15-33	600,000	807,811
Unitrin Incorporated	6.00	5-15-17	100,000	106,565
Unum Group	7.13	9-30-16	115,000	133,926
Willis North America Incorporated	5.63	7-15-15	75,000	81,374
Willis North America Incorporated	7.00	9-29-19	500,000	597,869
WR Berkley Corporation	5.38	9-15-20	200,000	220,114
WR Berkley Corporation	6.25	2-15-37	100,000	115,100
XL Capital Limited	6.25	5-15-27	100,000	112,300
XL Capital Limited	6.38	11-15-24	100,000	118,965

				49,034,680

Real Estate Management & Development: 0.02%
AMB Property LP	6.63	12-1-19	500,000	600,751
Regency Centers LP	4.80	4-15-21	200,000	216,806
Regency Centers LP	5.88	6-15-17	100,000	114,937

				932,494

REITs: 0.52%
American Tower Corporation	4.50	1-15-18	500,000	547,139
American Tower Corporation	4.63	4-1-15	100,000	106,559

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	43

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
American Tower Corporation	5.05%	9-1-20	$500,000	$546,917
American Tower Corporation	5.90	11-1-21	65,000	75,722
American Tower Corporation	7.00	10-15-17	350,000	416,145
AvalonBay Communities Incorporated	5.70	3-15-17	150,000	175,077
AvalonBay Communities Incorporated	6.10	3-15-20	100,000	121,849
BioMed Realty Trust Incorporated	3.85	4-15-16	150,000	156,768
Boston Properties LP	4.13	5-15-21	300,000	320,829
Boston Properties LP	5.63	4-15-15	250,000	277,277
Boston Properties LP	5.63	11-15-20	500,000	588,594
Boston Properties LP	5.88	10-15-19	500,000	591,636
BRE Properties Incorporated	5.20	3-15-21	65,000	73,837
Camden Property Trust	4.63	6-15-21	150,000	163,486
Camden Property Trust	4.88	6-15-23	100,000	112,458
Commonwealth REIT	5.88	9-15-20	100,000	105,366
Digital Realty Trust LP	5.25	3-15-21	100,000	110,451
Digital Realty Trust LP	5.88	2-1-20	300,000	340,802
Duke Realty LP	5.95	2-15-17	350,000	393,668
Duke Realty LP	7.38	2-15-15	500,000	561,899
Entertainment Properties Trust	5.75	8-15-22	150,000	151,519
ERP Operating LP	5.25	9-15-14	480,000	518,493
ERP Operating LP	5.75	6-15-17	750,000	883,721
ERP Operation LP	4.63	12-15-21	1,000,000	1,146,966
Federal Realty Investment Trust	3.00	8-1-22	100,000	100,027
HCP Incorporated	2.70	2-1-14	360,000	367,345
HCP Incorporated	3.15	8-1-22	100,000	97,638
HCP Incorporated	3.75	2-1-16	355,000	376,044
HCP Incorporated	3.75	2-1-19	100,000	104,169
HCP Incorporated	5.38	2-1-21	65,000	74,450
HCP Incorporated	5.63	5-1-17	100,000	113,018
HCP Incorporated	6.00	1-30-17	200,000	228,246
HCP Incorporated	6.70	1-30-18	500,000	593,413
HCP Incorporated	6.75	2-1-41	65,000	85,076
Health Care Incorporated	3.63	3-15-16	300,000	315,852
Health Care Incorporated	4.70	9-15-17	500,000	540,997
Health Care Incorporated	4.95	1-15-21	250,000	270,728
Health Care Incorporated	5.25	1-15-22	100,000	111,969
Health Care Incorporated	5.75	1-15-21	250,000	274,661
Health Care Incorporated	6.13	4-15-20	250,000	290,718
Health Care Incorporated	6.50	1-17-17	60,000	67,396
Health Care Incorporated	6.50	3-15-41	100,000	116,628
Highwoods Realty Limited	5.85	3-15-17	300,000	328,174
Hospitality Properties Trust	5.63	3-15-17	75,000	80,373
Hospitality Properties Trust	7.88	8-15-14	500,000	541,321
HRPT Properties Trust	5.75	11-1-15	350,000	367,654
Kilroy Realty Corporation	4.80	7-15-18	150,000	164,252
Kilroy Realty Corporation	5.00	11-3-15	100,000	108,701
Kimco Realty Corporation	5.70	5-1-17	500,000	573,328
Kimco Realty Corporation	6.88	10-1-19	100,000	122,991
Liberty Property LP	4.75	10-1-20	250,000	272,416
Liberty Property LP	5.50	12-15-16	75,000	84,121

44	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
Liberty Property LP	6.63%	10-1-17	$150,000	$176,293
Mack-Cali Realty Corporation	7.75	8-15-19	150,000	184,276
National Retail Properties Incorporated	3.80	10-15-22	100,000	101,616
National Retail Properties Incorporated	6.88	10-15-17	100,000	119,620
Omega Healthcare Investors Incorporated	6.75	10-15-22	250,000	274,375
ProLogis Trust	6.25	3-15-17	100,000	114,415
ProLogis Trust	6.63	5-15-18	100,000	118,406
ProLogis Trust	6.88	3-15-20	531,000	638,414
ProLogis Trust	7.63	8-15-14	100,000	110,098
Realty Income Corporation	5.75	1-15-21	300,000	348,372
Realty Income Corporation	5.95	9-15-16	100,000	113,818
Senior Housing Properties Trust	4.30	1-15-16	100,000	102,246
Simon Property Group LP	2.15	9-15-17	500,000	514,156
Simon Property Group LP	3.38	3-15-22	500,000	527,410
Simon Property Group LP	4.20	2-1-15	90,000	95,994
Simon Property Group LP	4.38	3-1-21	500,000	558,994
Simon Property Group LP	4.75	3-15-42	250,000	275,800
Simon Property Group LP	5.10	6-15-15	750,000	825,406
Simon Property Group LP	5.25	12-1-16	50,000	57,060
Simon Property Group LP	5.65	2-1-20	200,000	240,786
Simon Property Group LP	5.75	12-1-15	125,000	140,890
Simon Property Group LP	5.88	3-1-17	250,000	294,508
Simon Property Group LP	6.13	5-30-18	100,000	121,131
Simon Property Group LP	6.75	2-1-40	350,000	479,775
Simon Property Group LP	10.35	4-1-19	600,000	858,808
Tanger Properties LP	6.15	11-15-15	250,000	279,094
UDR Incorporated	4.25	6-1-18	150,000	161,587
UDR Incorporated	4.63	1-10-22	100,000	109,899
Ventas Realty LP	3.13	11-30-15	100,000	104,373
Ventas Realty LP	4.25	3-1-22	1,000,000	1,069,950
Ventas Realty LP	4.75	6-1-21	150,000	164,783
Vornado Realty Trust	4.25	4-1-15	250,000	264,384

				24,805,621

Thrifts & Mortgage Finance: 0.00%
Astoria Financial Corporation	5.00	6-19-17	100,000	102,422

Health Care: 1.64%

Biotechnology: 0.23%
Amgen Incorporated	1.88	11-15-14	750,000	768,668
Amgen Incorporated	2.30	6-15-16	600,000	624,441
Amgen Incorporated	3.88	11-15-21	500,000	541,044
Amgen Incorporated	4.10	6-15-21	100,000	110,024
Amgen Incorporated	4.50	3-15-20	65,000	72,905
Amgen Incorporated	4.95	10-1-41	500,000	530,715
Amgen Incorporated	5.15	11-15-41	350,000	382,758
Amgen Incorporated	5.65	6-15-42	1,100,000	1,284,983
Amgen Incorporated	5.70	2-1-19	1,000,000	1,188,026
Amgen Incorporated	5.75	3-15-40	80,000	93,087
Amgen Incorporated	5.85	6-1-17	350,000	416,115

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	45

Security name	Interest rate	Maturity date	Principal	Value

Biotechnology (continued)
Amgen Incorporated	6.15%	6-1-18	$250,000	$304,393
Amgen Incorporated	6.38	6-1-37	500,000	619,473
Amgen Incorporated	6.40	2-1-39	250,000	310,982
Biogen Idec Incorporated	6.88	3-1-18	500,000	614,862
Celgene Corporation	2.45	10-15-15	200,000	207,026
Celgene Corporation	3.25	8-15-22	250,000	251,413
Celgene Corporation	3.95	10-15-20	200,000	215,928
Genzyme Corporation	3.63	6-15-15	250,000	270,254
Genzyme Corporation	5.00	6-15-20	200,000	239,291
Gilead Sciences Incorporated	4.40	12-1-21	800,000	909,029
Gilead Sciences Incorporated	4.50	4-1-21	500,000	572,426
Gilead Sciences Incorporated	5.65	12-1-41	400,000	509,999

				11,037,842

Health Care Equipment & Supplies: 0.23%
Baxter International Incorporated	2.40	8-15-22	250,000	251,698
Baxter International Incorporated	3.65	8-15-42	250,000	255,700
Baxter International Incorporated	4.25	3-15-20	100,000	114,725
Baxter International Incorporated	5.38	6-1-18	500,000	605,087
Baxter International Incorporated	5.90	9-1-16	50,000	59,630
Baxter International Incorporated	6.25	12-1-37	250,000	356,269
Becton Dickinson and Company	1.75	11-8-16	500,000	516,676
Becton Dickinson and Company	3.13	11-8-21	300,000	322,336
Becton Dickinson and Company	3.25	11-12-20	350,000	380,854
Becton Dickinson and Company	6.00	5-15-39	200,000	276,906
Boston Scientific Corporation	4.50	1-15-15	750,000	800,795
Boston Scientific Corporation	6.00	1-15-20	350,000	418,776
Boston Scientific Corporation	6.40	6-15-16	350,000	406,087
Boston Scientific Corporation	7.38	1-15-40	300,000	416,601
C.R. Bard Incorporated	2.88	1-15-16	100,000	105,453
C.R. Bard Incorporated	4.40	1-15-21	168,000	194,781
CareFusion Corporation	6.38	8-1-19	500,000	600,935
Dentsply International	2.75	8-15-16	55,000	56,655
Hospira Incorporated	6.05	3-30-17	500,000	576,540
Hospira Incorporated	6.40	5-15-15	45,000	49,858
Medtronic Incorporated	3.00	3-15-15	750,000	792,265
Medtronic Incorporated	4.45	3-15-20	1,000,000	1,156,580
Medtronic Incorporated	4.50	3-15-14	250,000	264,865
Medtronic Incorporated	5.55	3-15-40	300,000	385,729
St. Jude Medical Incorporated	2.50	1-15-16	250,000	260,883
St. Jude Medical Incorporated	3.75	7-15-14	500,000	527,360
Stryker Corporation	3.00	1-15-15	150,000	157,899
Stryker Corporation	4.38	1-15-20	150,000	172,905
Zimmer Holdings Incorporated	4.63	11-30-19	250,000	285,794
Zimmer Holdings Incorporated	5.75	11-30-39	250,000	310,333

				11,080,975

Health Care Providers & Services: 0.42%
Aetna Incorporated	3.95	9-1-20	200,000	220,830
Aetna Incorporated	4.13	6-1-21	200,000	220,518

46	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
Aetna Incorporated	6.00%	6-15-16	$300,000	$351,372
Aetna Incorporated	6.63	6-15-36	650,000	851,930
AmerisourceBergen Corporation	3.50	11-15-21	300,000	325,081
AmerisourceBergen Corporation	4.88	11-15-19	250,000	292,564
Cardinal Health Incorporated	5.80	10-15-16	350,000	408,629
CIGNA Corporation	4.00	2-15-22	250,000	268,646
CIGNA Corporation	4.38	12-15-20	500,000	549,914
CIGNA Corporation	4.50	3-15-21	100,000	111,185
CIGNA Corporation	5.13	6-15-20	215,000	247,220
CIGNA Corporation	5.38	2-15-42	350,000	397,051
CIGNA Corporation	5.88	3-15-41	330,000	396,705
CIGNA Corporation	6.15	11-15-36	50,000	60,523
Coventry Health Care Incorporated	5.45	6-15-21	580,000	681,404
Express Scripts Incorporated	3.13	5-15-16	400,000	425,286
Express Scripts Incorporated	6.25	6-15-14	750,000	819,395
Humana Incorporated	7.20	6-15-18	500,000	604,279
Laboratory Corporation of America Holdings	2.20	8-23-17	67,000	67,970
Laboratory Corporation of America Holdings	3.75	8-23-22	56,000	58,161
Laboratory Corporation of America Holdings	4.63	11-15-20	500,000	552,749
Laboratory Corporation of America Holdings	5.63	12-15-15	200,000	225,696
McKesson Corporation	3.25	3-1-16	500,000	538,423
McKesson Corporation	6.00	3-1-41	250,000	345,968
McKesson Corporation	7.50	2-15-19	500,000	647,778
Medco Health Solutions Incorporated	4.13	9-15-20	500,000	543,457
Quest Diagnostics Incorporated	4.75	1-30-20	590,000	662,083
Quest Diagnostics Incorporated	5.75	1-30-40	40,000	47,430
Quest Diagnostics Incorporated	6.40	7-1-17	400,000	476,550
Quest Diagnostics Incorporated	6.95	7-1-37	100,000	133,721
UnitedHealth Group Incorporated	2.88	3-15-22	1,000,000	1,025,624
UnitedHealth Group Incorporated	5.00	8-15-14	500,000	539,893
UnitedHealth Group Incorporated	5.80	3-15-36	250,000	305,742
UnitedHealth Group Incorporated	5.95	2-15-41	500,000	650,831
UnitedHealth Group Incorporated	6.00	2-15-18	1,000,000	1,232,940
UnitedHealth Group Incorporated	6.63	11-15-37	150,000	205,735
UnitedHealth Group Incorporated	6.88	2-15-38	500,000	701,294
WellPoint Incorporated	2.38	2-15-17	250,000	257,698
Wellpoint Incorporated	3.13	5-15-22	500,000	498,408
Wellpoint Incorporated	4.63	5-15-42	500,000	499,082
WellPoint Incorporated	5.25	1-15-16	100,000	111,808
WellPoint Incorporated	5.80	8-15-40	135,000	160,906
WellPoint Incorporated	5.85	1-15-36	725,000	855,485
WellPoint Incorporated	5.88	6-15-17	750,000	884,210
WellPoint Incorporated	7.00	2-15-19	500,000	622,881

				20,085,055

Life Sciences Tools & Services: 0.07%
Life Technologies Corporation	4.40	3-1-15	300,000	318,858
Life Technologies Corporation	5.00	1-15-21	150,000	170,212
Life Technologies Corporation	6.00	3-1-20	250,000	298,050

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	47

Security name	Interest rate	Maturity date	Principal	Value

Life Sciences Tools & Services (continued)
Thermo Fisher Scientific Incorporated	2.05%	2-21-14	$530,000	$539,368
Thermo Fisher Scientific Incorporated	2.25	8-15-16	185,000	191,637
Thermo Fisher Scientific Incorporated	3.20	5-1-15	500,000	527,737
Thermo Fisher Scientific Incorporated	3.20	3-1-16	40,000	42,507
Thermo Fisher Scientific Incorporated	4.50	3-1-21	1,040,000	1,176,659

				3,265,028

Pharmaceuticals: 0.69%
Abbott Laboratories	2.70	5-27-15	350,000	370,881
Abbott Laboratories	4.13	5-27-20	500,000	577,509
Abbott Laboratories	5.13	4-1-19	350,000	422,929
Abbott Laboratories	5.30	5-27-40	500,000	652,903
Abbott Laboratories	5.60	11-30-17	1,000,000	1,226,336
Abbott Laboratories	5.88	5-15-16	150,000	177,437
Abbott Laboratories	6.00	4-1-39	300,000	422,098
Abbott Laboratories	6.15	11-30-37	475,000	679,092
Allergan Incorporated	3.38	9-15-20	500,000	542,900
Bristol-Myers Squibb Company	2.00	8-1-22	250,000	244,194
Bristol-Myers Squibb Company	5.45	5-1-18	500,000	608,372
Bristol-Myers Squibb Company	5.88	11-15-36	582,000	788,168
Bristol-Myers Squibb Company	6.13	5-1-38	13,000	18,313
Eli Lilly & Company	4.20	3-6-14	500,000	528,325
Eli Lilly & Company	5.20	3-15-17	500,000	590,176
Eli Lilly & Company	5.50	3-15-27	400,000	522,951
Eli Lilly & Company	5.95	11-15-37	500,000	690,826
Genentech Incorporated	4.75	7-15-15	500,000	557,309
GlaxoSmithKline Capital Incorporated	4.38	4-15-14	250,000	265,798
GlaxoSmithKline Capital Incorporated	5.38	4-15-34	300,000	373,989
GlaxoSmithKline Capital Incorporated	5.65	5-15-18	1,000,000	1,228,449
GlaxoSmithKline Capital Incorporated	6.38	5-15-38	900,000	1,297,693
Johnson & Johnson	2.15	5-15-16	500,000	527,068
Johnson & Johnson	4.50	9-1-40	300,000	363,205
Johnson & Johnson	4.85	5-15-41	200,000	258,258
Johnson & Johnson	4.95	5-15-33	180,000	223,468
Johnson & Johnson	5.15	7-15-18	500,000	614,482
Johnson & Johnson	5.55	8-15-17	250,000	305,481
Johnson & Johnson	5.85	7-15-38	500,000	717,716
Johnson & Johnson	6.73	11-15-23	300,000	431,826
Merck & Company Incorporated	3.88	1-15-21	350,000	398,743
Merck & Company Incorporated	4.75	3-1-15	225,000	248,369
Merck & Company Incorporated	5.00	6-30-19	250,000	302,472
Merck & Company Incorporated	5.75	11-15-36	400,000	553,654
Merck & Company Incorporated	5.85	6-30-39	150,000	212,442
Merck & Company Incorporated	5.95	12-1-28	65,000	86,358
Merck & Company Incorporated	6.00	9-15-17	1,000,000	1,237,079
Merck & Company Incorporated	6.30	1-1-26	250,000	338,279
Merck & Company Incorporated	6.40	3-1-28	500,000	699,771
Novartis Capital Corporation	2.90	4-24-15	850,000	903,460
Novartis Capital Corporation	4.13	2-10-14	475,000	499,401
Novartis Capital Corporation	4.40	4-24-20	500,000	590,516

48	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Pfizer Incorporated	4.50%	2-15-14	$300,000	$317,672
Pfizer Incorporated	5.35	3-15-15	750,000	839,483
Pfizer Incorporated	5.45	4-1-17	500,000	597,085
Pfizer Incorporated	5.50	2-1-14	500,000	535,795
Pfizer Incorporated	5.50	2-15-16	180,000	208,819
Pfizer Incorporated	5.95	4-1-37	350,000	482,243
Pfizer Incorporated	6.00	2-15-36	625,000	855,514
Pfizer Incorporated	6.20	3-15-19	2,000,000	2,560,300
Pfizer Incorporated	6.50	2-1-34	500,000	714,509
Pfizer Incorporated	7.20	3-15-39	750,000	1,190,112
Schering-Plough Corporation	5.30	12-1-13	500,000	529,804
Schering-Plough Corporation	6.50	12-1-33	120,000	175,792
Schering-Plough Corporation	6.55	9-15-37	475,000	716,679
Teva Pharmaceutical Finance LLC	1.70	11-10-14	500,000	509,850
Watson Pharmaceuticals Incorporated	5.00	8-15-14	125,000	133,023
Watson Pharmaceuticals Incorporated	6.13	8-15-19	130,000	151,195

				32,816,571

Industrials: 1.60%

Aerospace & Defense: 0.46%
Boeing Capital Corporation	4.70	10-27-19	500,000	594,801
Boeing Company	4.88	2-15-20	140,000	170,052
Boeing Company	5.00	3-15-14	1,000,000	1,067,833
Boeing Company	5.88	2-15-40	30,000	42,730
Boeing Company	6.00	3-15-19	300,000	378,443
Boeing Company	6.13	2-15-33	180,000	245,174
Boeing Company	6.88	3-15-39	800,000	1,249,769
General Dynamics Corporation	1.38	1-15-15	200,000	203,657
General Dynamics Corporation	2.25	7-15-16	200,000	210,426
General Dynamics Corporation	3.88	7-15-21	200,000	227,636
General Dynamics Corporation	5.25	2-1-14	500,000	533,316
Goodrich Corporation	4.88	3-1-20	550,000	652,997
Honeywell International Incorporated	3.88	2-15-14	500,000	523,632
Honeywell International Incorporated	4.25	3-1-21	50,000	58,899
Honeywell International Incorporated	5.00	2-15-19	750,000	899,235
Honeywell International Incorporated	5.30	3-1-18	100,000	121,628
Honeywell International Incorporated	5.38	3-1-41	365,000	487,279
Honeywell International Incorporated	5.70	3-15-37	250,000	338,730
L-3 Communications Corporation	4.95	2-15-21	500,000	550,932
L-3 Communications Corporation	5.20	10-15-19	500,000	560,648
Lockheed Martin Corporation	4.25	11-15-19	1,000,000	1,124,805
Lockheed Martin Corporation	5.50	11-15-39	150,000	182,090
Lockheed Martin Corporation	5.72	6-1-40	162,000	206,628
Lockheed Martin Corporation Series B	6.15	9-1-36	350,000	457,864
Northrop Grumman Corporation	1.85	11-15-15	300,000	308,534
Northrop Grumman Corporation	3.50	3-15-21	300,000	322,832
Northrop Grumman Corporation	3.70	8-1-14	90,000	94,484
Northrop Grumman Corporation	5.05	8-1-19	85,000	99,844
Northrop Grumman Corporation	5.05	11-15-40	100,000	116,600

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	49

Security name	Interest rate	Maturity date	Principal	Value

Aerospace & Defense (continued)
Northrop Grumman Corporation	7.75%	2-15-31	$300,000	$447,997
Raytheon Company	1.63	10-15-15	500,000	511,970
Raytheon Company	4.40	2-15-20	600,000	697,615
Raytheon Company	4.70	12-15-41	500,000	594,326
Raytheon Company	7.20	8-15-27	120,000	170,395
Rockwell Collins Incorporated	5.25	7-15-19	50,000	59,823
Textron Incorporated	4.63	9-21-16	100,000	108,468
United Technologies Corporation	1.80	6-1-17	533,000	551,094
United Technologies Corporation	3.10	6-1-22	839,000	893,232
United Technologies Corporation	4.50	4-15-20	500,000	591,562
United Technologies Corporation	4.50	6-1-42	1,533,000	1,745,130
United Technologies Corporation	4.88	5-1-15	850,000	945,651
United Technologies Corporation	6.05	6-1-36	400,000	534,127
United Technologies Corporation	6.13	2-1-19	565,000	711,249
United Technologies Corporation	6.13	7-15-38	500,000	679,554
United Technologies Corporation	7.50	9-15-29	430,000	648,775

				21,922,466

Air Freight & Logistics: 0.08%
FedEx Corporation	2.63	8-1-22	82,000	82,441
FedEx Corporation	7.38	1-15-14	20,000	21,779
FedEx Corporation	8.00	1-15-19	400,000	533,212
United Parcel Service Incorporated	3.13	1-15-21	900,000	971,585
United Parcel Service Incorporated	3.88	4-1-14	350,000	369,701
United Parcel Service Incorporated	5.13	4-1-19	500,000	608,340
United Parcel Service Incorporated	5.50	1-15-18	100,000	121,479
United Parcel Service Incorporated	6.20	1-15-38	795,000	1,144,247

				3,852,784

Airlines: 0.07%
American Airlines Incorporated	10.38	1-2-21	171,567	185,293
Continental Airlines Incorporated	4.75	7-12-22	477,172	503,416
Continental Airlines Incorporated	7.25	5-10-21	180,349	205,598
Continental Airlines Incorporated	9.00	1-8-18	128,616	148,230
Continental Airlines Incorporated Series A	5.98	10-19-23	387,601	424,423
Delta Air Lines Incorporated	4.95	11-23-20	183,244	196,529
Delta Air Lines Incorporated	6.82	2-10-24	81,615	89,164
Delta Air Lines Incorporated	7.75	6-17-21	369,580	422,245
Northwest Airlines Incorporated	7.03	5-1-21	179,934	191,629
Southwest Airlines Company	5.25	10-1-14	500,000	539,573
United Airlines Incorporated	10.40	5-1-18	218,413	251,721

				3,157,821

Building Products: 0.01%
Owens Corning Incorporated	6.50	12-1-16	500,000	557,858

Commercial Services & Supplies: 0.22%
ADT Corporation 144A	3.50	7-15-22	1,000,000	1,039,500
Avery Dennison Corporation	5.38	4-15-20	350,000	375,055
Black & Decker Corporation	3.40	12-1-21	60,000	62,585

50	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Commercial Services & Supplies (continued)
Cintas Corporation No. 2	2.85%	6-1-16	$200,000	$210,645
Cintas Corporation No. 2	3.25	6-1-22	100,000	102,775
Cintas Corporation No. 2	4.30	6-1-21	60,000	66,425
Cintas Corporation No. 2	6.13	12-1-17	200,000	242,553
Cintas Corporation No. 2	6.15	8-15-36	50,000	61,964
Cooper US Incorporated	2.38	1-15-16	200,000	206,487
Cooper US Incorporated	3.88	12-15-20	200,000	218,979
Cooper US Incorporated	6.10	7-1-17	100,000	118,174
CRH America Incorporated	5.30	10-15-13	180,000	187,386
CRH America Incorporated	6.00	9-30-16	850,000	943,035
CRH America Incorporated	8.13	7-15-18	200,000	242,308
Equifax Incorporated	7.00	7-1-37	50,000	63,070
Pitney Bowes Incorporated	4.75	1-15-16	250,000	260,753
Pitney Bowes Incorporated	5.25	1-15-37	500,000	504,505
Pitney Bowes Incorporated	5.75	9-15-17	100,000	107,503
Republic Services Incorporated	3.55	6-1-22	1,000,000	1,052,756
Republic Services Incorporated	3.80	5-15-18	100,000	109,732
Republic Services Incorporated	4.75	5-15-23	300,000	345,539
Republic Services Incorporated	5.25	11-15-21	50,000	59,273
Republic Services Incorporated	5.50	9-15-19	125,000	148,111
Republic Services Incorporated	5.70	5-15-41	550,000	665,231
Waste Management Incorporated	4.60	3-1-21	200,000	231,885
Waste Management Incorporated	4.75	6-30-20	500,000	578,145
Waste Management Incorporated	5.00	3-15-14	415,000	441,183
Waste Management Incorporated	6.10	3-15-18	326,000	392,121
Waste Management Incorporated	6.13	11-30-39	500,000	639,268
Waste Management Incorporated	7.75	5-15-32	400,000	580,259

				10,257,205

Construction & Engineering: 0.01%
URS Corporation 144A	3.85	4-1-17	500,000	502,007

Electrical Equipment: 0.06%
Emerson Electric Company	4.13	4-15-15	300,000	326,975
Emerson Electric Company	4.25	11-15-20	200,000	231,185
Emerson Electric Company	4.75	10-15-15	100,000	111,471
Emerson Electric Company	4.88	10-15-19	200,000	240,815
Emerson Electric Company	5.25	10-15-18	50,000	60,862
Emerson Electric Company	5.25	11-15-39	500,000	636,573
Emerson Electric Company	5.38	10-15-17	200,000	238,155
Emerson Electric Company	6.13	4-15-39	100,000	141,774
Hubbell Incorporated	3.63	11-15-22	200,000	218,376
Rockwell Automation Incorporated	6.25	12-1-37	300,000	415,191
Roper Industries Incorporated	6.25	9-1-19	200,000	243,464

				2,864,841

Industrial Conglomerates: 0.11%
3M Company	1.00	6-26-17	250,000	251,962
3M Company	2.00	6-26-22	225,000	224,539
3M Company	5.70	3-15-37	325,000	455,717

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	51

Security name	Interest rate	Maturity date	Principal	Value

Industrial Conglomerates (continued)
Danaher Corporation	1.30%	6-23-14	$560,000	$568,732
Danaher Corporation	2.30	6-23-16	100,000	105,279
Danaher Corporation	3.90	6-23-21	100,000	113,572
Danaher Corporation	5.40	3-1-19	450,000	546,205
GATX Corporation	3.50	7-15-16	245,000	252,739
GATX Corporation	4.85	6-1-21	100,000	103,426
GATX Corporation	8.75	5-15-14	200,000	224,383
General Electric Company	5.25	12-6-17	1,600,000	1,898,856
Textron Incorporated	7.25	10-1-19	350,000	414,413

				5,159,823

Machinery: 0.24%
Caterpillar Incorporated	0.95	6-26-15	200,000	201,983
Caterpillar Incorporated	1.38	5-27-14	100,000	101,626
Caterpillar Incorporated	1.50	6-26-17	1,000,000	1,019,471
Caterpillar Incorporated	2.60	6-26-22	200,000	206,808
Caterpillar Incorporated	3.90	5-27-21	1,000,000	1,145,971
Caterpillar Incorporated «	5.20	5-27-41	555,000	718,370
Caterpillar Incorporated	6.05	8-15-36	900,000	1,238,209
Deere & Company	2.60	6-8-22	500,000	515,636
Deere & Company	3.90	6-9-42	500,000	528,283
Deere & Company	4.38	10-16-19	400,000	466,359
Deere & Company	5.38	10-16-29	300,000	395,469
Deere & Company	6.95	4-25-14	1,000,000	1,103,603
Dover Corporation	4.30	3-1-21	500,000	580,750
Dover Corporation	5.38	10-15-35	200,000	251,509
Dover Corporation	5.45	3-15-18	100,000	118,576
Dover Corporation	6.60	3-15-38	60,000	88,501
Eaton Corporation	5.60	5-15-18	500,000	595,385
Eaton Corporation	6.95	3-20-19	200,000	256,256
Harsco Corporation	2.70	10-15-15	100,000	100,465
IDEX Corporation	4.50	12-15-20	100,000	107,030
Illinois Tool Works Incorporated	3.38	9-15-21	120,000	127,906
Illinois Tool Works Incorporated	3.90	9-1-42	200,000	204,386
Illinois Tool Works Incorporated	4.88	9-15-41	45,000	53,408
Illinois Tool Works Incorporated	5.15	4-1-14	300,000	321,642
Illinois Tool Works Incorporated	6.25	4-1-19	155,000	193,168
Kennametal Incorporated	3.88	2-15-22	98,000	102,414
Parker Hannifin Corporation	3.50	9-15-22	100,000	108,513
Parker Hannifin Corporation	5.50	5-15-18	135,000	162,203
Parker Hannifin Corporation	6.25	5-15-38	60,000	85,023
Pentair Incorporated	5.00	5-15-21	300,000	335,055
Snap-on Incorporated	6.13	9-1-21	150,000	185,443

				11,619,421

Road & Rail: 0.34%
Burlington Northern Santa Fe LLC	3.05	3-15-22	1,000,000	1,032,466
Burlington Northern Santa Fe LLC	3.60	9-1-20	200,000	217,301
Burlington Northern Santa Fe LLC	4.40	3-15-42	1,000,000	1,053,080
Burlington Northern Santa Fe LLC	4.70	10-1-19	125,000	143,563

52	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Road & Rail (continued)
Burlington Northern Santa Fe LLC	4.88%	1-15-15	$500,000	$545,127
Burlington Northern Santa Fe LLC	5.65	5-1-17	360,000	428,983
Burlington Northern Santa Fe LLC	5.75	5-1-40	550,000	682,784
Burlington Northern Santa Fe LLC	6.15	5-1-37	650,000	842,715
Canadian National Railway Company	6.38	11-15-37	550,000	794,796
Con-Way Incorporated	7.25	1-15-18	350,000	408,334
CSX Corporation	3.70	10-30-20	250,000	267,927
CSX Corporation	4.25	6-1-21	200,000	223,925
CSX Corporation	4.75	5-30-42	30,000	33,269
CSX Corporation	5.60	5-1-17	100,000	116,724
CSX Corporation	6.00	10-1-36	300,000	378,310
CSX Corporation	6.15	5-1-37	320,000	414,875
CSX Corporation	6.22	4-30-40	200,000	264,266
CSX Corporation	6.25	4-1-15	700,000	796,192
CSX Corporation	7.38	2-1-19	500,000	642,589
Norfolk Southern Corporation 144A	2.90	2-15-23	886,000	905,296
Norfolk Southern Corporation	3.00	4-1-22	500,000	518,435
Norfolk Southern Corporation	4.84	10-1-41	335,000	390,192
Norfolk Southern Corporation	5.59	5-17-25	53,000	66,426
Norfolk Southern Corporation	5.75	4-1-18	1,100,000	1,327,124
Norfolk Southern Corporation	5.90	6-15-19	65,000	79,815
Ryder System Incorporated	2.50	3-1-17	200,000	203,324
Ryder System Incorporated	3.15	3-2-15	115,000	119,067
Ryder System Incorporated	3.50	6-1-17	200,000	211,786
Ryder System Incorporated	5.85	3-1-14	300,000	320,035
Ryder System Incorporated	5.85	11-1-16	250,000	286,735
Union Pacific Corporation	4.00	2-1-21	500,000	560,420
Union Pacific Corporation	4.16	7-15-22	437,000	496,613
Union Pacific Corporation	4.88	1-15-15	360,000	394,263
Union Pacific Corporation	5.78	7-15-40	300,000	385,835
Union Pacific Corporation	6.15	5-1-37	40,000	52,301
Union Pacific Corporation	6.63	2-1-29	600,000	820,982

				16,425,875

Information Technology: 1.14%

Communications Equipment: 0.17%
Cisco Systems Incorporated	2.90	11-17-14	350,000	368,900
Cisco Systems Incorporated	3.15	3-14-17	1,000,000	1,097,947
Cisco Systems Incorporated	4.45	1-15-20	850,000	996,070
Cisco Systems Incorporated	4.95	2-15-19	600,000	716,759
Cisco Systems Incorporated	5.50	2-22-16	775,000	902,672
Cisco Systems Incorporated	5.50	1-15-40	700,000	906,133
Cisco Systems Incorporated	5.90	2-15-39	800,000	1,067,957
Harris Corporation	4.40	12-15-20	300,000	328,193
Harris Corporation	5.95	12-1-17	400,000	474,158
Juniper Networks Incorporated	3.10	3-15-16	250,000	261,374
Motorola Incorporated	6.00	11-15-17	700,000	819,196
Motorola Incorporated	7.50	5-15-25	120,000	150,086

				8,089,445

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	53

Security name	Interest rate	Maturity date	Principal	Value

Computers & Peripherals: 0.20%
Dell Incorporated	5.63%	4-15-14	$500,000	$538,656
Dell Incorporated	5.88	6-15-19	550,000	649,851
Dell Incorporated	6.50	4-15-38	100,000	122,589
Dell Incorporated	7.10	4-15-28	450,000	555,088
Hewlett-Packard Company	1.25	9-13-13	600,000	601,651
Hewlett-Packard Company	2.60	9-15-17	1,000,000	990,079
Hewlett-Packard Company	2.65	6-1-16	1,000,000	1,015,209
Hewlett-Packard Company	3.00	9-15-16	500,000	510,227
Hewlett-Packard Company	3.75	12-1-20	250,000	245,588
Hewlett-Packard Company	4.30	6-1-21	500,000	502,397
Hewlett-Packard Company	4.38	9-15-21	500,000	500,069
Hewlett-Packard Company	4.65	12-9-21	500,000	512,336
Hewlett-Packard Company	4.75	6-2-14	1,000,000	1,055,059
Hewlett-Packard Company	5.40	3-1-17	500,000	554,825
Hewlett-Packard Company	5.50	3-1-18	500,000	559,763
Hewlett-Packard Company	6.00	9-15-41	475,000	496,069
Lexmark International Incorporated	6.65	6-1-18	250,000	264,166

				9,673,622

Electronic Equipment, Instruments & Components: 0.06%
Agilent Technologies Incorporated	5.50	9-14-15	500,000	559,933
Agilent Technologies Incorporated	6.50	11-1-17	260,000	315,118
Amphenol Corporation	4.00	2-1-22	300,000	316,402
Amphenol Corporation	4.75	11-15-14	150,000	161,218
Arrow Electronics Incorporated	5.13	3-1-21	300,000	322,897
Arrow Electronics Incorporated	6.00	4-1-20	100,000	112,649
Avnet Incorporated	5.88	6-15-20	100,000	111,128
Avnet Incorporated	6.63	9-15-16	300,000	342,126
Corning Incorporated	4.25	8-15-20	250,000	279,937
Corning Incorporated	5.75	8-15-40	150,000	184,158
Corning Incorporated	6.63	5-15-19	20,000	24,813

				2,730,379

Internet Software & Services: 0.04%
eBay Incorporated	0.88	10-15-13	65,000	65,407
eBay Incorporated	1.63	10-15-15	400,000	413,070
eBay Incorporated	3.25	10-15-20	200,000	215,035
Google Incorporated	2.13	5-19-16	500,000	526,692
Google Incorporated	3.63	5-19-21	500,000	562,339

				1,782,543

IT Services: 0.22%
Western Union Company	5.25	4-1-20	80,000	93,105
Western Union Company	5.93	10-1-16	75,000	88,612
Western Union Company	6.20	11-17-36	75,000	86,318
Western Union Company	6.20	6-21-40	200,000	239,017
Western Union Company	6.50	2-26-14	500,000	541,412
Computer Sciences Corporation Series WI	6.50	3-15-18	150,000	168,563
Fiserv Incorporated	4.75	6-15-21	500,000	546,728

54	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

IT Services (continued)
Fiserv Incorporated	6.80%	11-20-17	$100,000	$119,604
IBM Corporation	0.55	2-6-15	1,000,000	1,000,884
IBM Corporation	0.88	10-31-14	1,000,000	1,008,481
IBM Corporation	1.88	8-1-22	150,000	145,643
IBM Corporation	1.95	7-22-16	725,000	757,251
IBM Corporation	4.00	6-20-42	500,000	553,298
IBM Corporation	5.60	11-30-39	900,000	1,219,171
IBM Corporation	5.70	9-14-17	1,000,000	1,225,087
IBM Corporation	5.88	11-29-32	250,000	346,911
IBM Corporation	7.00	10-30-25	300,000	436,844
IBM Corporation	7.63	10-15-18	1,000,000	1,353,216
SAIC Incorporated	4.45	12-1-20	500,000	538,146
SAIC Incorporated	5.95	12-1-40	100,000	115,555

				10,583,846

Office Electronics: 0.07%
Xerox Corporation	2.95	3-15-17	1,000,000	1,024,182
Xerox Corporation	4.25	2-15-15	500,000	532,307
Xerox Corporation	5.63	12-15-19	200,000	225,666
Xerox Corporation	6.35	5-15-18	150,000	175,651
Xerox Corporation	6.40	3-15-16	500,000	571,160
Xerox Corporation	6.75	2-1-17	250,000	293,425
Xerox Corporation	6.75	12-15-39	100,000	122,515
Xerox Corporation	8.25	5-15-14	570,000	633,725

				3,578,631

Semiconductors & Semiconductor Equipment: 0.11%
Analog Devices Incorporated	5.00	7-1-14	250,000	269,978
Applied Materials Incorporated	2.65	6-15-16	500,000	528,900
Applied Materials Incorporated	4.30	6-15-21	300,000	340,202
Applied Materials Incorporated	5.85	6-15-41	200,000	256,547
Broadcom Corporation	2.38	11-1-15	200,000	209,831
Broadcom Corporation 144A	2.50	8-15-22	250,000	249,933
Intel Corporation	1.95	10-1-16	600,000	629,963
Intel Corporation	3.30	10-1-21	847,000	921,544
Intel Corporation	4.80	10-1-41	643,000	767,521
KLA Tencor Corporation	6.90	5-1-18	300,000	360,696
National Semiconductor Corporation	3.95	4-15-15	350,000	378,940
Texas Instruments Incorporated	0.45	8-3-15	100,000	99,588
Texas Instruments Incorporated	1.38	5-15-14	500,000	508,227

				5,521,870

Software: 0.27%
Adobe Systems Incorporated	3.25	2-1-15	100,000	105,468
Adobe Systems Incorporated	4.75	2-1-20	325,000	365,886
BMC Software Incorporated	4.25	2-15-22	45,000	45,866
CA Incorporated	5.38	12-1-19	500,000	574,145
CA Incorporated	6.13	12-1-14	500,000	547,425
Dun & Bradstreet Corporation	2.88	11-15-15	115,000	118,119

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	55

Security name	Interest rate	Maturity date	Principal	Value

Software (continued)
Intuit Incorporated	5.75%	3-15-17	$200,000	$231,982
Microsoft Corporation	1.63	9-25-15	1,000,000	1,037,348
Microsoft Corporation	2.95	6-1-14	890,000	930,046
Microsoft Corporation	3.00	10-1-20	400,000	439,591
Microsoft Corporation	4.00	2-8-21	500,000	585,474
Microsoft Corporation	4.20	6-1-19	175,000	205,861
Microsoft Corporation	4.50	10-1-40	500,000	601,412
Microsoft Corporation	5.20	6-1-39	110,000	144,446
Microsoft Corporation	5.30	2-8-41	500,000	669,337
Oracle Corporation	3.75	7-8-14	500,000	530,865
Oracle Corporation	3.88	7-15-20	350,000	400,150
Oracle Corporation	5.00	7-8-19	600,000	724,170
Oracle Corporation	5.25	1-15-16	850,000	978,660
Oracle Corporation	5.38	7-15-40	1,350,000	1,733,766
Oracle Corporation	5.75	4-15-18	500,000	618,040
Oracle Corporation	6.13	7-8-39	200,000	275,451
Oracle Corporation	6.50	4-15-38	250,000	356,947
Symantec Corporation	3.95	6-15-22	200,000	202,968
Symantec Corporation	4.20	9-15-20	300,000	312,387

				12,735,810

Materials: 0.82%

Chemicals: 0.41%
Air Products & Chemicals Incorporated	2.00	8-2-16	55,000	57,245
Air Products & Chemicals Incorporated	4.38	8-21-19	150,000	172,192
Airgas Incorporated	2.85	10-1-13	300,000	306,282
Albemarle Corporation	4.50	12-15-20	300,000	333,840
Cabot Corporation	5.00	10-1-16	100,000	111,323
Cytec Industries Incorporated	6.00	10-1-15	250,000	274,194
Dow Chemical Company	2.50	2-15-16	125,000	130,109
Dow Chemical Company	4.25	11-15-20	575,000	633,289
Dow Chemical Company	5.90	2-15-15	500,000	558,007
Dow Chemical Company	7.38	11-1-29	600,000	814,568
Dow Chemical Company	7.60	5-15-14	685,000	760,167
Dow Chemical Company	8.55	5-15-19	1,655,000	2,235,165
Dow Chemical Company	9.40	5-15-39	385,000	629,302
E.I. du Pont de Nemours & Company	2.75	4-1-16	500,000	533,299
E.I. du Pont de Nemours & Company	3.25	1-15-15	700,000	744,340
E.I. du Pont de Nemours & Company	3.63	1-15-21	500,000	556,825
E.I. du Pont de Nemours & Company	4.50	8-15-19	400,000	465,033
E.I. du Pont de Nemours & Company	4.63	1-15-20	200,000	235,408
E.I. du Pont de Nemours & Company	4.88	4-30-14	565,000	605,486
E.I. du Pont de Nemours & Company	4.90	1-15-41	300,000	371,642
E.I. du Pont de Nemours & Company	5.25	12-15-16	250,000	294,548
E.I. du Pont de Nemours & Company	5.60	12-15-36	25,000	32,775
E.I. du Pont de Nemours & Company	6.00	7-15-18	625,000	786,432
E.I. du Pont de Nemours & Company	6.50	1-15-28	250,000	340,100
Eastman Chemical Company	3.60	8-15-22	300,000	315,714
Eastman Chemical Company	4.50	1-15-21	500,000	556,122

56	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Chemicals (continued)
Eastman Chemical Company	4.80%	9-1-42	$200,000	$219,202
Ecolab Incorporated	1.00	8-9-15	94,000	94,371
Ecolab Incorporated	2.38	12-8-14	250,000	259,365
Ecolab Incorporated	3.00	12-8-16	500,000	536,083
Ecolab Incorporated	4.35	12-8-21	500,000	569,213
Ecolab Incorporated	5.50	12-8-41	300,000	376,802
FMC Corporation	3.95	2-1-22	125,000	133,381
Lubrizol Corporation	5.50	10-1-14	65,000	71,472
Lubrizol Corporation	8.88	2-1-19	250,000	348,728
Monsanto Company	2.75	4-15-16	200,000	213,969
Monsanto Company	5.13	4-15-18	500,000	598,534
Monsanto Company	5.50	8-15-25	100,000	127,850
Mosaic Company	3.75	11-15-21	115,000	123,285
PPG Industries Incorporated	1.90	1-15-16	50,000	51,425
PPG Industries Incorporated	3.60	11-15-20	100,000	107,312
PPG Industries Incorporated	5.50	11-15-40	150,000	184,723
PPG Industries Incorporated	6.65	3-15-18	300,000	369,392
PPG Industries Incorporated	7.70	3-15-38	250,000	382,196
Praxair Incorporated	2.20	8-15-22	250,000	247,940
Praxair Incorporated	4.05	3-15-21	200,000	224,435
Praxair Incorporated	5.20	3-15-17	50,000	58,679
Praxair Incorporated	5.25	11-15-14	200,000	219,626
Praxair Incorporated	5.38	11-1-16	75,000	88,103
RPM International Incorporated	6.13	10-15-19	200,000	232,463
RPM International Incorporated	6.50	2-15-18	250,000	289,774
Sherwin-Williams Company	3.13	12-15-14	250,000	263,204
Valspar Corporation	4.20	1-15-22	100,000	107,006
Valspar Corporation	7.25	6-15-19	100,000	123,368
Westlake Chemical Corporation	3.60	7-15-22	29,000	28,992

				19,504,300

Construction Materials: 0.00%
Martin Marietta Materials Incorporated	6.60	4-15-18	125,000	138,675

Containers & Packaging: 0.02%
Bemis Company Incorporated	5.65	8-1-14	515,000	558,712
Bemis Company Incorporated	6.80	8-1-19	10,000	12,142
Packaging Corporation of America	3.90	6-15-22	200,000	207,040

				777,894

Metals & Mining: 0.28%
Alcoa Incorporated	5.40	4-15-21	500,000	516,544
Alcoa Incorporated	5.55	2-1-17	25,000	27,738
Alcoa Incorporated	5.72	2-23-19	350,000	375,477
Alcoa Incorporated	5.87	2-23-22	500,000	530,419
Alcoa Incorporated	5.90	2-1-27	300,000	309,008
Alcoa Incorporated	5.95	2-1-37	158,000	157,868
Alcoa Incorporated	6.75	7-15-18	50,000	57,022
Alcoa Incorporated	6.75	1-15-28	75,000	81,326

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	57

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining (continued)
Allegheny Technologies Incorporated	5.95%	1-15-21	$50,000	$54,626
Allegheny Technologies Incorporated	9.38	6-1-19	150,000	193,555
ArcelorMittal SA	4.00	2-25-15	500,000	495,000
ArcelorMittal SA	6.50	2-25-22	550,000	534,521
Barrick Gold Corporation	1.75	5-30-14	60,000	60,971
Barrick Gold Corporation	2.90	5-30-16	400,000	421,012
Barrick Gold Corporation	6.95	4-1-19	300,000	373,148
Cliffs Natural Resources	4.80	10-1-20	255,000	250,759
Cliffs Natural Resources	6.25	10-1-40	420,000	402,023
Freeport-McMoRan Copper & Gold Incorporated	1.40	2-13-15	200,000	200,823
Freeport-McMoRan Copper & Gold Incorporated	3.55	3-1-22	1,000,000	994,179
Newmont Mining Corporation	3.50	3-15-22	500,000	505,031
Newmont Mining Corporation	4.88	3-15-42	500,000	513,294
Newmont Mining Corporation	5.13	10-1-19	475,000	543,640
Newmont Mining Corporation	6.25	10-1-39	475,000	570,064
Nucor Corporation	5.75	12-1-17	500,000	608,499
Nucor Corporation	5.85	6-1-18	150,000	181,298
Nucor Corporation	6.40	12-1-37	200,000	280,386
Rio Tinto Alcan Incorporated	5.00	6-1-15	180,000	198,646
Rio Tinto Alcan Incorporated	6.13	12-15-33	600,000	780,842
Rio Tinto Alcan Incorporated	7.13	7-15-28	500,000	678,159
Southern Copper Corporation	5.38	4-16-20	90,000	101,167
Southern Copper Corporation	6.75	4-16-40	440,000	512,313
Southern Copper Corporation	7.50	7-27-35	600,000	745,483
Teck Resources Limited Company	3.00	3-1-19	1,000,000	1,008,646
Teck Resources Limited Company	3.15	1-15-17	250,000	258,623

				13,522,110

Paper & Forest Products: 0.11%
Domtar Corporation	4.40	4-1-22	500,000	504,460
Georgia-Pacific LLC	8.88	5-15-31	500,000	726,742
International Paper Company	4.75	2-15-22	75,000	84,431
International Paper Company	5.30	4-1-15	430,000	471,911
International Paper Company	6.00	11-15-41	535,000	638,564
International Paper Company	7.30	11-15-39	250,000	332,387
International Paper Company	7.50	8-15-21	450,000	585,834
International Paper Company	7.95	6-15-18	1,000,000	1,290,512
MeadWestvaco Corporation	7.95	2-15-31	50,000	64,868
Plum Creek Timberlands LP	4.70	3-15-21	500,000	532,391

				5,232,100

Telecommunication Services: 0.95%

Diversified Telecommunication Services: 0.95%
Alltel Corporation	7.88	7-1-32	350,000	556,888
AT&T Incorporated	0.88	2-13-15	500,000	504,194
AT&T Incorporated	1.60	2-15-17	500,000	512,715
AT&T Incorporated	2.40	8-15-16	70,000	74,105
AT&T Incorporated	2.50	8-15-15	500,000	526,263
AT&T Incorporated	2.95	5-15-16	1,150,000	1,238,319

58	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)
AT&T Incorporated	3.00%	2-15-22	$1,000,000	$1,051,882
AT&T Incorporated	3.88	8-15-21	45,000	50,648
AT&T Incorporated	4.45	5-15-21	650,000	763,255
AT&T Incorporated	5.10	9-15-14	1,075,000	1,171,124
AT&T Incorporated	5.35	9-1-40	2,372,000	2,851,267
AT&T Incorporated	5.50	2-1-18	1,000,000	1,211,279
AT&T Incorporated	5.55	8-15-41	60,000	74,710
AT&T Incorporated	5.60	5-15-18	500,000	613,477
AT&T Incorporated	5.80	2-15-19	300,000	371,583
AT&T Incorporated	6.15	9-15-34	500,000	635,332
AT&T Incorporated	6.30	1-15-38	1,500,000	1,958,703
AT&T Incorporated	6.50	9-1-37	570,000	758,128
AT&T Incorporated	6.55	2-15-39	800,000	1,075,515
AT&T Incorporated	7.13	12-15-31	1,100,000	1,539,204
AT&T Incorporated	8.00	11-15-31	536,000	830,350
AT&T Incorporated	8.75	3-1-31	1,000,000	1,597,479
BellSouth Corporation	5.20	9-15-14	325,000	353,680
BellSouth Corporation	6.00	11-15-34	180,000	209,116
BellSouth Corporation	6.55	6-15-34	180,000	219,306
CenturyLink Incorporated	5.80	3-15-22	2,000,000	2,143,058
CenturyLink Incorporated	6.45	6-15-21	800,000	893,371
CenturyTelephone Incorporated	5.00	2-15-15	100,000	105,902
CenturyTelephone Incorporated	6.00	4-1-17	740,000	811,482
Embarq Corporation	8.00	6-1-36	1,500,000	1,660,866
France Telecom	5.38	1-13-42	500,000	581,163
Qwest Corporation	6.88	9-15-33	300,000	302,265
Qwest Corporation	7.13	4-1-18	500,000	531,750
SBC Communications Incorporated	5.63	6-15-16	350,000	410,627
Verizon Communications Incorporated	1.95	3-28-14	1,000,000	1,023,655
Verizon Communications Incorporated	3.00	4-1-16	500,000	538,943
Verizon Communications Incorporated	3.50	11-1-21	2,000,000	2,201,712
Verizon Communications Incorporated	4.75	11-1-41	500,000	570,187
Verizon Communications Incorporated	4.90	9-15-15	325,000	365,338
Verizon Communications Incorporated	5.50	2-15-18	1,000,000	1,218,016
Verizon Communications Incorporated	5.85	9-15-35	600,000	765,368
Verizon Communications Incorporated	6.25	4-1-37	250,000	331,972
Verizon Communications Incorporated	6.35	4-1-19	1,000,000	1,276,932
Verizon Communications Incorporated	6.90	4-15-38	500,000	709,926
Verizon Communications Incorporated	7.35	4-1-39	850,000	1,267,855
Verizon Communications Incorporated	7.75	12-1-30	850,000	1,258,928
Verizon Communications Incorporated	8.75	11-1-18	1,550,000	2,174,374
Verizon Communications Incorporated	8.95	3-1-39	500,000	873,085
Verizon Wireless Capital LLC	5.55	2-1-14	1,500,000	1,599,222
Verizon Wireless Capital LLC	7.38	11-15-13	250,000	269,834
Verizon Wireless Capital LLC	8.50	11-15-18	500,000	699,603

				45,333,956

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	59

Security name	Interest rate	Maturity date	Principal	Value

Utilities: 1.95%

Electric Utilities: 1.54%
Alabama Power Company	5.50%	3-15-41	$65,000	$86,120
Alabama Power Company	6.00	3-1-39	500,000	682,042
Alabama Power Company	6.13	5-15-38	105,000	144,684
Ameren Corporation	8.88	5-15-14	250,000	277,247
Ameren Illinois Company	6.13	11-15-17	100,000	117,900
Appalachian Power Company	5.80	10-1-35	315,000	383,377
Appalachian Power Company	6.38	4-1-36	300,000	383,461
Appalachian Power Company	7.00	4-1-38	600,000	831,520
Appalachian Power Company	7.95	1-15-20	250,000	337,583
Arizona Public Service Company	4.50	4-1-42	100,000	111,487
Arizona Public Service Company	8.75	3-1-19	500,000	662,997
Atlantic City Electric Company	7.75	11-15-18	65,000	84,750
Baltimore Gas & Electric Company	3.50	11-15-21	500,000	538,562
Carolina Power & Light Company	5.25	12-15-15	180,000	205,568
Carolina Power & Light Company	5.30	1-15-19	500,000	604,918
Centerpoint Energy Houston	2.25	8-1-22	300,000	300,981
Centerpoint Energy Houston	3.55	8-1-42	250,000	251,562
Centerpoint Energy Houston Series K	6.95	3-15-33	250,000	365,842
Cleco Power LLC	6.00	12-1-40	300,000	357,631
Cleveland Electric Illuminating Company	5.70	4-1-17	200,000	225,324
Cleveland Electric Illuminating Company	5.95	12-15-36	500,000	589,397
Columbus Southern Power Company	6.05	5-1-18	200,000	242,096
Commonwealth Edison Company	1.63	1-15-14	500,000	507,072
Commonwealth Edison Company	4.70	4-15-15	250,000	273,124
Commonwealth Edison Company	5.80	3-15-18	500,000	611,716
Commonwealth Edison Company	5.90	3-15-36	250,000	335,612
Commonwealth Edison Company Series 100	5.88	2-1-33	65,000	85,611
Connecticut Light & Power Company	5.65	5-1-18	100,000	119,220
Connecticut Light & Power Company	6.35	6-1-36	200,000	281,005
Consolidated Edison Company of New York Incorporated	6.65	4-1-19	500,000	645,913
Consolidated Edison Company of New York Incorporated	7.13	12-1-18	200,000	262,370
Consolidated Edison Company of New York Incorporated Series 06-C	5.50	9-15-16	100,000	116,705
Consolidated Edison Company of New York Incorporated Series 06-D	5.30	12-1-16	50,000	58,254
Consolidated Edison Company of New York Incorporated Series 06-E	5.70	12-1-36	250,000	332,640
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-37	250,000	360,172
Consolidated Edison Company of New York Incorporated Series 08-A	5.85	4-1-18	100,000	123,864
Consolidated Edison Company of New York Incorporated Series 08-B	6.75	4-1-38	300,000	453,339
Consolidated Edison Company of New York Incorporated Series 09-C	5.50	12-1-39	600,000	789,775
Consumers Energy Company	5.65	9-15-18	150,000	182,422
Consumers Energy Company	6.70	9-15-19	500,000	651,277
Delmarva Power & Light Company	4.00	6-1-42	200,000	215,444
Detroit Edison Company	2.65	6-15-22	100,000	103,464
Detroit Edison Company	3.45	10-1-20	500,000	549,742
Dominion Resources Incorporated	7.00	6-15-38	500,000	728,750
Duke Energy Carolinas LLC	1.75	12-15-16	750,000	777,218
Duke Energy Carolinas LLC	4.25	12-15-41	500,000	548,321
Duke Energy Carolinas LLC	5.75	11-15-13	150,000	159,384
Duke Energy Carolinas LLC Series C	7.00	11-15-18	100,000	129,770

60	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Duke Energy Corporation	3.35%	4-1-15	$750,000	$792,770
Duke Energy Corporation	3.95	9-15-14	300,000	318,519
Duke Energy Corporation	6.30	2-1-14	450,000	484,267
Duke Energy Corporation	6.45	10-15-32	375,000	500,714
Duke Energy Indiana Incorporated	3.75	7-15-20	500,000	552,862
Duke Energy Indiana Incorporated	6.35	8-15-38	750,000	1,051,855
Duke Energy Indiana Incorporated	6.45	4-1-39	65,000	92,736
Duke Energy Ohio Incorporated	5.45	4-1-19	250,000	302,795
Energy East Corporation	6.75	7-15-36	500,000	488,032
Entergy Corporation	3.63	9-15-15	200,000	208,935
Entergy Corporation	4.70	1-15-17	250,000	269,535
Entergy Corporation	5.13	9-15-20	250,000	269,088
Entergy Gulf States Louisiana LLC	5.59	10-1-24	120,000	140,598
Entergy Gulf States Louisiana LLC	6.00	5-1-18	100,000	116,829
Entergy Louisiana LLC	1.88	12-15-14	130,000	133,507
Entergy Louisiana LLC	5.40	11-1-24	250,000	309,190
Entergy Texas Incorporated	7.13	2-1-19	200,000	245,725
Exelon Corporation	4.90	6-15-15	375,000	410,669
Exelon Corporation	5.63	6-15-35	365,000	419,916
Exelon Generation Company LLC	5.20	10-1-19	500,000	564,395
Exelon Generation Company LLC 144A	5.60	6-15-42	605,000	655,328
Exelon Generation Company LLC	6.25	10-1-39	500,000	579,323
FirstEnergy Corporation Series C	7.38	11-15-31	430,000	567,420
FirstEnergy Solutions Company	4.80	2-15-15	200,000	213,559
FirstEnergy Solutions Company	6.05	8-15-21	1,240,000	1,379,879
FirstEnergy Solutions Company	6.80	8-15-39	164,000	176,663
Florida Power & Light Company	4.13	2-1-42	300,000	336,860
Florida Power & Light Company	5.25	2-1-41	200,000	260,258
Florida Power & Light Company	5.63	4-1-34	150,000	196,466
Florida Power & Light Company	5.65	2-1-37	380,000	505,332
Florida Power & Light Company	5.69	3-1-40	585,000	796,489
Florida Power & Light Company	5.85	5-1-37	100,000	136,440
Florida Power & Light Company	5.95	2-1-38	50,000	69,389
Florida Power & Light Company	6.20	6-1-36	500,000	700,653
Florida Power Corporation	5.65	6-15-18	300,000	365,409
Florida Power Corporation	5.65	4-1-40	125,000	164,140
Florida Power Corporation	5.80	9-15-17	200,000	240,584
Florida Power Corporation	6.40	6-15-38	500,000	703,479
FPL Group Capital Incorporated	2.55	11-15-13	100,000	101,941
FPL Group Capital Incorporated	6.00	3-1-19	750,000	891,298
Georgia Power Company	1.30	9-15-13	500,000	504,198
Georgia Power Company	4.25	12-1-19	375,000	427,421
Georgia Power Company	5.40	6-1-18	200,000	238,069
Georgia Power Company	5.40	6-1-40	250,000	316,383
Georgia Power Company	5.95	2-1-39	250,000	333,702
Georgia Power Company	6.00	11-1-13	525,000	557,653
Georgia Power Company Series B	5.70	6-1-17	100,000	119,977
Great Plains Energy Incorporated	4.85	6-1-21	50,000	55,266
Indiana Michigan Power Company	7.00	3-15-19	500,000	624,337
Interstate Power & Light Company	6.25	7-15-39	30,000	40,405

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	61

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Jersey Central Power & Light Company	5.63%	5-1-16	$100,000	$115,057
Jersey Central Power & Light Company	7.35	2-1-19	250,000	320,416
Kansas City Power & Light Company	6.38	3-1-18	250,000	296,794
Kansas City Power & Light Company	7.15	4-1-19	200,000	256,673
Kentucky Utilities Company	3.25	11-1-20	500,000	540,804
Kentucky Utilities Company	5.13	11-1-40	500,000	638,804
LG&E and KU Energy LLC	2.13	11-15-15	100,000	101,024
LG&E and KU Energy LLC	3.75	11-15-20	100,000	103,545
MidAmerican Energy Holdings Company	5.30	3-15-18	250,000	298,974
MidAmerican Energy Holdings Company	5.80	10-15-36	75,000	99,172
MidAmerican Energy Holdings Company	5.95	5-15-37	300,000	388,648
MidAmerican Energy Holdings Company	6.13	4-1-36	700,000	910,854
MidAmerican Energy Holdings Company	6.50	9-15-37	500,000	683,184
MidAmerican Energy Holdings Company	6.75	12-30-31	150,000	207,472
MidAmerican Energy Holdings Company Series D	5.00	2-15-14	350,000	371,142
Nevada Power Company	5.45	5-15-41	120,000	151,793
Nevada Power Company	6.75	7-1-37	200,000	286,598
Nevada Power Company	7.13	3-15-19	300,000	388,227
Nevada Power Company Series O	6.50	5-15-18	550,000	686,429
NiSource Finance Corporation	5.25	9-15-17	180,000	207,527
NiSource Finance Corporation	5.45	9-15-20	415,000	474,215
NiSource Finance Corporation	6.13	3-1-22	100,000	121,007
NiSource Finance Corporation	6.40	3-15-18	1,000,000	1,197,059
NiSource Finance Corporation	6.80	1-15-19	90,000	107,912
Northern States Power Company Minnesota	1.95	8-15-15	150,000	154,814
Northern States Power Company Minnesota	2.15	8-15-22	250,000	249,932
Northern States Power Company Minnesota	3.40	8-15-42	250,000	247,397
Northern States Power Company Minnesota	5.25	3-1-18	500,000	600,346
Northern States Power Company Minnesota	5.35	11-1-39	40,000	52,429
Northern States Power Company Minnesota	6.20	7-1-37	300,000	430,040
NSTAR Electric Company	4.88	4-15-14	250,000	265,548
NSTAR Electric Company	5.50	3-15-40	100,000	132,250
Oglethorpe Power Corporation	5.38	11-1-40	300,000	369,525
Oglethorpe Power Corporation	5.95	11-1-39	150,000	197,987
Ohio Edison Company	6.88	7-15-36	250,000	333,791
Ohio Edison Company	8.25	10-15-38	200,000	310,024
Ohio Power Company	5.38	10-1-21	65,000	78,595
Ohio Power Company	6.00	6-1-16	250,000	291,782
Ohio Power Company	6.60	2-15-33	194,000	252,516
Oklahoma Gas & Electric Company	5.25	5-15-41	100,000	124,061
Oklahoma Gas & Electric Company	5.85	6-1-40	100,000	131,717
Oncor Electric Delivery Company LLC	4.55	12-1-41	200,000	193,516
Oncor Electric Delivery Company LLC	6.80	9-1-18	500,000	611,589
Oncor Electric Delivery Company LLC	7.50	9-1-38	200,000	261,489
PacifiCorp	4.10	2-1-42	100,000	108,907
PacifiCorp	5.65	7-15-18	600,000	736,754
PacifiCorp	6.00	1-15-39	500,000	691,898
PacifiCorp	6.25	10-15-37	720,000	1,010,232
PECO Energy Company	5.00	10-1-14	500,000	546,394
Pepco Holdings Incorporated	2.70	10-1-15	350,000	360,497

62	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Portland General Electric Company	6.10%	4-15-19	$250,000	$309,083
Potomac Electric Power	6.50	11-15-37	200,000	288,876
PPL Electric Utilities 1st Mortgage	5.20	7-15-41	200,000	254,765
PPL Electric Utilities Ist Mortgage	6.25	5-15-39	45,000	63,810
PPL Energy Supply LLC	6.20	5-15-16	500,000	567,042
Progress Energy Incorporated	4.40	1-15-21	750,000	847,623
Progress Energy Incorporated	4.55	4-1-20	75,000	86,644
Progress Energy Incorporated	6.00	12-1-39	300,000	378,187
Progress Energy Incorporated	6.05	3-15-14	500,000	537,896
Progress Energy Incorporated	6.30	4-1-38	50,000	70,268
Progress Energy Incorporated	7.75	3-1-31	120,000	170,382
PSEG Power LLC	5.13	4-15-20	280,000	322,191
PSEG Power LLC	8.63	4-15-31	75,000	111,168
Public Service Company of Colorado	3.20	11-15-20	300,000	330,576
Public Service Company of Colorado	5.13	6-1-19	50,000	60,490
Public Service Company of Colorado	6.25	9-1-37	500,000	722,847
Public Service Company of Oklahoma	4.40	2-1-21	100,000	111,880
Public Service Company of Oklahoma	5.15	12-1-19	40,000	46,449
Public Service Electric & Gas Company	3.95	5-1-42	100,000	109,312
Public Service Electric & Gas Company	5.30	5-1-18	1,000,000	1,206,217
Public Service Electric & Gas Company	5.80	5-1-37	100,000	136,634
Puget Sound Energy Incorporated	5.76	10-1-39	400,000	543,646
Puget Sound Energy Incorporated	5.80	3-15-40	50,000	68,461
Puget Sound Energy Incorporated	6.27	3-15-37	330,000	472,526
South Carolina Electric & Gas Company	4.35	2-1-42	600,000	663,098
South Carolina Electric & Gas Company	6.50	11-1-18	525,000	663,442
Southern California Edison Company	3.88	6-1-21	270,000	306,840
Southern California Edison Company	4.05	3-15-42	500,000	544,922
Southern California Edison Company	5.50	8-15-18	500,000	613,824
Southern California Edison Company	5.50	3-15-40	700,000	930,179
Southern California Edison Company	5.75	3-15-14	250,000	270,002
Southern California Edison Company	6.05	3-15-39	350,000	491,514
Southern California Edison Company Series 05-A	5.00	1-15-16	100,000	114,129
Southern California Edison Company Series 05-E	5.35	7-15-35	180,000	228,587
Southern Company	2.38	9-15-15	200,000	208,521
Southern Company	4.15	5-15-14	125,000	132,178
Southwestern Electric Power Company	6.20	3-15-40	50,000	64,509
Southwestern Electric Power Company Series E	5.55	1-15-17	100,000	113,255
Southwestern Public Service Company	6.00	10-1-36	100,000	123,501
Tampa Electric Company	6.10	5-15-18	100,000	125,419
Tampa Electric Company	6.15	5-15-37	75,000	102,978
Toleda Edison Company	6.15	5-15-37	50,000	63,483
TXU Electric Delivery Company	7.00	5-1-32	175,000	214,557
TXU Electric Delivery Company	7.25	1-15-33	75,000	94,647
Union Electric Company	5.40	2-1-16	75,000	85,248
Union Electric Company	6.00	4-1-18	100,000	120,204
Union Electric Company	6.40	6-15-17	500,000	600,125
Union Electric Company	8.45	3-15-39	80,000	137,754
Virginia Electric & Power Company	8.88	11-15-38	300,000	521,045
Virginia Electric & Power Company Series A	5.00	6-30-19	200,000	239,418

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	63

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Virginia Electric & Power Company Series A	5.40%	1-15-16	$600,000	$688,404
Virginia Electric & Power Company Series A	6.00	5-15-37	605,000	839,192
Virginia Electric & Power Company Series B	6.00	1-15-36	100,000	137,379
Westar Energy Incorporated	8.63	12-1-18	250,000	341,657
Wisconsin Electric Power Company	4.25	12-15-19	350,000	402,986
Wisconsin Electric Power Company	5.63	5-15-33	100,000	130,120
Wisconsin Electric Power Company	5.70	12-1-36	150,000	199,001
Wisconsin Power & Light Company	5.00	7-15-19	50,000	59,486
Wisconsin Power & Light Company	6.38	8-15-37	250,000	352,846

				73,557,274

Gas Utilities: 0.10%
AGL Capital Corporation	5.88	3-15-41	570,000	762,011
Atmos Energy Corporation	4.95	10-15-14	100,000	108,268
Atmos Energy Corporation	5.50	6-15-41	60,000	74,276
Atmos Energy Corporation	6.35	6-15-17	50,000	60,662
Atmos Energy Corporation	8.50	3-15-19	250,000	334,388
Centerpoint Energy Resources Corporation	4.50	1-15-21	65,000	73,425
Centerpoint Energy Resources Corporation	5.85	1-15-41	110,000	138,711
Consolidated Natural Gas Company Series A	5.00	12-1-14	300,000	325,574
KeySpan Corporation	5.80	4-1-35	125,000	148,806
Oneok Incorporated	4.25	2-1-22	130,000	139,334
Oneok Incorporated	5.20	6-15-15	65,000	70,875
Oneok Incorporated	6.00	6-15-35	200,000	223,314
Panhandle Eastern Pipe Line Company LP	6.20	11-1-17	400,000	469,367
Questar Corporation	2.75	2-1-16	200,000	209,396
Sempra Energy	6.00	10-15-39	300,000	398,358
Sempra Energy	6.50	6-1-16	1,090,000	1,299,851
Southern California Gas Company	5.13	11-15-40	100,000	129,907
Southern California Gas Company	5.75	11-15-35	75,000	100,837

				5,067,360

Independent Power Producers & Energy Traders: 0.02%
Constellation Energy Group Incorporated	5.15	12-1-20	100,000	115,558
Southern Power Company	5.15	9-15-41	250,000	292,139
Southern Power Company Series D	4.88	7-15-15	250,000	275,640
Transalta Corporation	6.65	5-15-18	200,000	224,745

				908,082

Multi-Utilities: 0.27%
Alliant Energy Corporation	4.00	10-15-14	100,000	105,002
Avista Corporation	5.13	4-1-22	55,000	66,942
Baltimore Gas & Electric Company	5.90	10-1-16	350,000	412,346
Centerpoint Energy Resources Corporation	5.95	2-1-17	250,000	291,610
Dominion Resources Incorporated	1.80	3-15-14	100,000	101,745
Dominion Resources Incorporated	2.25	9-1-15	100,000	103,689
Dominion Resources Incorporated	4.45	3-15-21	100,000	115,444
Dominion Resources Incorporated	4.90	8-1-41	60,000	71,208
Dominion Resources Incorporated	6.40	6-15-18	750,000	934,532

64	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Multi-Utilities (continued)
Dominion Resources Incorporated Series A	5.60%	11-15-16	$50,000	$58,335
Dominion Resources Incorporated Series B	5.95	6-15-35	225,000	289,926
Dominion Resources Incorporated Series C	5.15	7-15-15	350,000	389,323
DTE Energy Company	6.35	6-1-16	350,000	415,189
DTE Energy Company	7.63	5-15-14	50,000	55,561
Integrys Energy Group	4.17	11-1-20	200,000	219,797
Louisville Gas & Electric Company	5.13	11-15-40	125,000	159,728
NSTAR Global Services Incorporated	4.50	11-15-19	100,000	114,481
Pacific Gas & Electric Company	4.25	5-15-21	500,000	578,405
Pacific Gas & Electric Company	4.80	3-1-14	125,000	132,606
Pacific Gas & Electric Company	5.40	1-15-40	700,000	874,788
Pacific Gas & Electric Company	5.80	3-1-37	500,000	651,239
Pacific Gas & Electric Company	6.05	3-1-34	1,000,000	1,323,797
Pacific Gas & Electric Company	6.25	12-1-13	200,000	213,434
Pacific Gas & Electric Company	6.35	2-15-38	100,000	139,384
Pacific Gas & Electric Company	8.25	10-15-18	1,000,000	1,379,660
PG&E Corporation	5.75	4-1-14	250,000	268,371
Puget Sound Power & Light Company	4.43	11-15-41	500,000	579,310
San Diego Gas & Electric Company	3.00	8-15-21	750,000	807,745
San Diego Gas & Electric Company	5.35	5-15-35	100,000	129,986
San Diego Gas & Electric Company	6.00	6-1-39	530,000	758,117
Scana Corporation	4.75	5-15-21	250,000	270,254
Wisconsin Energy Corporation ± §	6.25	5-15-67	125,000	132,344
Xcel Energy Incorporated	4.70	5-15-20	250,000	294,907
Xcel Energy Incorporated	4.80	9-15-41	250,000	293,431

				12,732,636

Water Utilities: 0.02%
American Water Capital Corporation	6.09	10-15-17	750,000	892,714

Total Corporate Bonds and Notes (Cost $901,780,216)				1,007,294,562

Foreign Government Bonds @: 24.44%
Australia Commonwealth (AUD)	5.50	1-21-18	500,000	590,176
Australia Commonwealth (AUD)	5.75	5-15-21	1,250,000	1,569,186
Australia Commonwealth (AUD)	6.25	6-15-14	750,000	822,253
Australia Commonwealth (AUD)	6.25	4-15-15	1,000,000	1,131,495
Australian Government Bond Series 122 (AUD)	5.25	3-15-19	1,000,000	1,188,463
Australian Government Bond Series 126 (AUD)	4.50	4-15-20	1,500,000	1,726,021
Australian Government Bond Series 128 (AUD)	5.75	7-15-22	450,000	572,550
Australian Government Bond Series 128 (AUD)	5.75	7-15-22	300,000	381,700
Australian Government Bond Series 129 (AUD)	5.50	12-15-13	500,000	533,730
Australian Government Bond Series 130 (AUD)	4.75	6-15-16	300,000	335,174
Australian Government Bond Series 131 (AUD)	4.50	10-21-14	1,300,000	1,394,186
Australian Government Bond Series 133 (AUD)	5.50	4-21-23	500,000	628,181
Australian Government Bond Series 134 (AUD)	4.75	10-21-15	2,000,000	2,207,386
Australian Government Bond Series 135 (AUD)	4.25	7-21-17	1,050,000	1,167,480
Australian Government Bond Series 136 (AUD)	4.75	4-21-27	600,000	717,690
Australian Government Bond Series 217 (AUD)	6.00	2-15-17	1,000,000	1,184,268
Belgium (Kingdom) (EUR)	2.75	3-28-16	1,050,000	1,407,063

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	65

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Belgium (Kingdom) (EUR)	3.25%	9-28-16	1,000,000	$1,368,109
Belgium (Kingdom) (EUR)	3.50	6-28-17	900,000	1,243,071
Belgium (Kingdom) (EUR)	3.75	9-28-15	700,000	961,330
Belgium (Kingdom) (EUR)	3.75	9-28-20	1,800,000	2,521,167
Belgium (Kingdom) (EUR)	4.00	3-28-14	1,300,000	1,728,997
Belgium (Kingdom) (EUR)	4.00	3-28-22	850,000	1,208,733
Belgium (Kingdom) (EUR)	4.00	3-28-32	400,000	550,641
Belgium (Kingdom) (EUR)	4.25	9-28-13	1,350,000	1,771,724
Belgium (Kingdom) (EUR)	4.25	9-28-21	1,350,000	1,955,315
Belgium (Kingdom) (EUR)	4.25	9-28-22	700,000	1,014,440
Belgium (Kingdom) (EUR)	4.25	3-28-41	1,000,000	1,443,635
Belgium (Kingdom) (EUR)	4.50	3-28-26	550,000	805,513
Belgium (Kingdom) (EUR)	8.00	3-28-15	350,000	523,293
Belgium Government Bond Series 31 (EUR)	5.50	3-28-28	985,000	1,602,173
Belgium Government Bond Series 40 (EUR)	5.50	9-28-17	700,000	1,056,552
Belgium Government Bond Series 43 (EUR)	4.25	9-28-14	1,000,000	1,356,537
Belgium Government Bond Series 44 (EUR)	5.00	3-28-35	1,230,000	1,937,054
Belgium Government Bond Series 49 (EUR) 144A	4.00	3-28-17	1,050,000	1,483,663
Belgium Government Bond Series 55 (EUR)	4.00	3-28-19	900,000	1,283,824
Belgium Government Bond Series 56 (EUR)	3.50	3-28-15	800,000	1,080,903
Bundesrepublik Deutschland (EUR) ¤	0.00	6-13-14	800,000	1,006,934
Bundesrepublik Deutschland (EUR)	0.50	4-7-17	400,000	506,793
Bundesrepublik Deutschland (EUR)	0.75	9-13-13	2,000,000	2,534,844
Bundesrepublik Deutschland (EUR)	1.25	10-14-16	1,350,000	1,769,958
Bundesrepublik Deutschland (EUR)	2.00	2-26-16	1,950,000	2,614,540
Bundesrepublik Deutschland (EUR)	2.25	9-4-20	1,000,000	1,375,656
Bundesrepublik Deutschland (EUR)	2.50	1-4-21	1,950,000	2,729,719
Bundesrepublik Deutschland (EUR)	2.75	4-8-16	1,300,000	1,789,170
Bundesrepublik Deutschland (EUR)	3.00	7-4-20	1,700,000	2,461,330
Bundesrepublik Deutschland (EUR) 144A	3.25	7-15-15	750,000	1,025,591
Bundesrepublik Deutschland (EUR)	3.25	1-4-20	2,550,000	3,744,467
Bundesrepublik Deutschland (EUR)	3.25	7-4-21	1,000,000	1,477,613
Bundesrepublik Deutschland (EUR)	3.25	7-4-42	950,000	1,502,121
Bundesrepublik Deutschland (EUR)	3.50	7-4-19	1,500,000	2,226,212
Bundesrepublik Deutschland (EUR)	4.00	10-11-13	1,500,000	1,970,281
Bundesrepublik Deutschland (EUR)	4.25	7-4-14	1,500,000	2,035,183
Bundesrepublik Deutschland (EUR)	4.25	7-4-17	2,250,000	3,354,458
Bundesrepublik Deutschland (EUR)	4.75	7-4-40	1,300,000	2,545,291
Bundesrepublik Deutschland (EUR)	6.50	7-4-27	1,000,000	2,025,460
Bundesrepublik Deutschland Series 00 (EUR)	5.50	1-4-31	1,200,000	2,316,898
Bundesrepublik Deutschland Series 00 (EUR)	6.25	1-4-30	1,150,000	2,354,868
Bundesrepublik Deutschland Series 03 (EUR)	4.25	1-4-14	2,140,000	2,845,926
Bundesrepublik Deutschland Series 03 (EUR)	4.75	7-4-34	1,860,000	3,444,645
Bundesrepublik Deutschland Series 04 (EUR)	3.75	1-4-15	2,300,000	3,148,936
Bundesrepublik Deutschland Series 05 (EUR)	3.25	7-4-15	1,300,000	1,785,066
Bundesrepublik Deutschland Series 05 (EUR)	3.50	1-4-16	1,900,000	2,662,474
Bundesrepublik Deutschland Series 05 (EUR)	4.00	1-4-37	1,750,000	3,005,010
Bundesrepublik Deutschland Series 06 (EUR)	4.00	7-4-16	1,700,000	2,451,023
Bundesrepublik Deutschland Series 07 (EUR)	4.25	7-4-39	1,150,000	2,082,627
Bundesrepublik Deutschland Series 08 (EUR)	4.25	7-4-18	2,200,000	3,348,540

66	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Bundesrepublik Deutschland Series 09 (EUR)	3.75%	1-4-19	1,900,000	$2,843,145
Bundesrepublik Deutschland Series 161 (EUR)	2.25	9-4-21	2,650,000	3,632,488
Bundesrepublik Deutschland Series 94 (EUR)	6.25	1-4-24	855,000	1,605,514
Bundesrepublik Deutschland Series 98 (EUR)	4.75	7-4-28	500,000	873,353
Bundesrepublik Deutschland Series 98 (EUR)	5.63	1-4-28	1,400,000	2,638,157
Canadian Government Bond (CAD)	0.75	5-1-14	200,000	201,552
Canadian Government Bond (CAD)	1.00	2-1-14	1,000,000	1,012,265
Canadian Government Bond (CAD)	1.00	2-1-15	1,000,000	1,009,830
Canadian Government Bond (CAD)	1.50	11-1-13	1,000,000	1,018,585
Canadian Government Bond (CAD)	1.50	3-1-17	500,000	510,865
Canadian Government Bond (CAD)	1.50	9-1-17	500,000	510,576
Canadian Government Bond (CAD)	2.00	3-1-14	2,500,000	2,567,690
Canadian Government Bond (CAD)	2.00	6-1-16	500,000	520,604
Canadian Government Bond (CAD)	2.25	8-1-14	3,000,000	3,106,214
Canadian Government Bond (CAD)	2.75	9-1-16	1,500,000	1,606,716
Canadian Government Bond (CAD)	2.75	6-1-22	1,000,000	1,102,511
Canadian Government Bond (CAD)	3.00	6-1-14	1,000,000	1,046,635
Canadian Government Bond (CAD)	3.00	12-1-15	950,000	1,016,854
Canadian Government Bond (CAD)	3.25	6-1-21	2,000,000	2,285,610
Canadian Government Bond (CAD)	3.50	12-1-45	200,000	257,629
Canadian Government Bond (CAD)	3.75	6-1-19	1,500,000	1,738,250
Canadian Government Bond (CAD)	4.00	6-1-16	1,300,000	1,449,762
Canadian Government Bond (CAD)	4.00	6-1-17	500,000	568,729
Canadian Government Bond (CAD)	4.00	6-1-41	1,250,000	1,706,822
Canadian Government Bond (CAD)	4.25	6-1-18	1,000,000	1,171,676
Canadian Government Bond (CAD)	4.50	6-1-15	400,000	441,796
Canadian Government Bond (CAD)	5.00	6-1-14	1,500,000	1,622,146
Canadian Government Bond (CAD)	5.00	6-1-37	1,000,000	1,512,767
Canadian Government Bond (CAD)	5.75	6-1-29	1,000,000	1,517,545
Canadian Government Bond (CAD)	5.75	6-1-33	1,000,000	1,588,953
Canadian Government Bond (CAD)	8.00	6-1-23	95,000	154,061
Canadian Government Bond (CAD)	8.00	6-1-27	593,000	1,050,658
Canadian Government Bond (CAD)	9.00	6-1-25	200,000	363,993
Denmark Government Bond (DKK)	3.00	11-15-21	4,500,000	885,332
Denmark Government Bond (DKK)	4.00	11-15-15	9,425,000	1,793,648
Denmark Government Bond (DKK)	4.00	11-15-17	5,000,000	1,000,447
Denmark Government Bond (DKK)	4.00	11-15-19	10,400,000	2,153,820
Denmark Government Bond (DKK)	4.50	11-15-39	7,100,000	1,829,798
Denmark Government Bond (DKK)	5.00	11-15-13	7,400,000	1,327,769
Denmark Government Bond (DKK)	7.00	11-10-24	2,000,000	548,669
France Government Bond (EUR)	2.50	10-25-20	2,600,000	3,428,888
France Government Bond (EUR)	3.00	7-12-14	2,450,000	3,245,040
France Government Bond (EUR)	3.00	10-25-15	2,600,000	3,537,462
France Government Bond (EUR)	3.00	4-25-22	2,250,000	3,033,955
France Government Bond (EUR)	3.25	4-25-16	1,900,000	2,622,182
France Government Bond (EUR)	3.25	10-25-21	4,000,000	5,527,477
France Government Bond (EUR)	3.50	4-25-15	2,500,000	3,413,826
France Government Bond (EUR)	3.50	4-25-20	2,700,000	3,822,605
France Government Bond (EUR)	3.50	4-25-26	1,650,000	2,275,560
France Government Bond (EUR)	3.75	4-25-17	1,900,000	2,703,125

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	67

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
France Government Bond (EUR)	3.75%	10-25-19	2,000,000	$2,878,224
France Government Bond (EUR)	3.75	4-25-21	1,750,000	2,510,411
France Government Bond (EUR)	4.00	10-25-13	1,850,000	2,431,409
France Government Bond (EUR)	4.00	4-25-14	1,050,000	1,404,791
France Government Bond (EUR)	4.00	10-25-14	2,000,000	2,720,269
France Government Bond (EUR)	4.00	4-25-18	2,750,000	3,995,052
France Government Bond (EUR)	4.00	10-25-38	1,500,000	2,197,439
France Government Bond (EUR)	4.00	4-25-55	1,150,000	1,725,190
France Government Bond (EUR)	4.00	4-25-60	650,000	969,098
France Government Bond (EUR)	4.25	10-25-17	1,350,000	1,971,752
France Government Bond (EUR)	4.25	10-25-18	2,150,000	3,168,052
France Government Bond (EUR)	4.25	4-25-19	2,950,000	4,361,704
France Government Bond (EUR)	4.25	10-25-23	1,150,000	1,714,935
France Government Bond (EUR)	4.50	4-25-41	1,850,000	2,943,799
France Government Bond (EUR)	4.75	4-25-35	2,400,000	3,874,648
France Government Bond (EUR)	5.00	10-25-16	2,550,000	3,770,518
France Government Bond (EUR)	5.50	4-25-29	2,150,000	3,654,280
France Government Bond (EUR)	5.75	10-25-32	1,250,000	2,241,211
France Government Bond (EUR)	6.00	10-25-25	1,600,000	2,778,027
France Government Bond (EUR)	8.50	10-25-19	900,000	1,660,900
France Government Bond (EUR)	8.50	4-25-23	800,000	1,594,900
French Treasury Note (EUR)	1.75	2-25-17	2,400,000	3,141,461
French Treasury Note (EUR)	2.00	9-25-13	1,150,000	1,476,123
French Treasury Note (EUR)	2.00	7-12-15	2,050,000	2,704,578
French Treasury Note (EUR)	2.25	2-25-16	1,500,000	2,002,045
French Treasury Note (EUR)	2.50	1-12-14	2,300,000	2,987,267
French Treasury Note (EUR)	2.50	1-15-15	1,750,000	2,320,870
French Treasury Note (EUR)	2.50	7-25-16	1,400,000	1,888,234
Germany Government Bond (EUR)	0.25	12-13-13	750,000	946,671
Germany Government Bond (EUR)	0.25	3-14-14	900,000	1,136,854
Germany Government Bond (EUR)	0.75	2-24-17	1,250,000	1,602,359
Germany Government Bond (EUR)	1.75	10-9-15	1,100,000	1,456,536
Germany Government Bond (EUR)	2.25	4-11-14	1,650,000	2,151,349
Germany Government Bond (EUR)	2.25	4-10-15	1,750,000	2,330,754
Germany Government Bond (EUR)	2.50	10-10-14	1,200,000	1,589,703
Germany Government Bond (EUR)	2.50	2-27-15	1,300,000	1,737,810
Germany Government Bond (EUR)	3.75	1-4-17	1,200,000	1,735,975
Germany Government Bond (EUR)	4.00	1-4-18	1,000,000	1,490,933
Italy Buoni Poliennali del Tesoro (EUR)	2.25	11-1-13	1,600,000	2,013,881
Italy Buoni Poliennali del Tesoro (EUR)	2.50	3-1-15	1,000,000	1,234,675
Italy Buoni Poliennali del Tesoro (EUR)	3.00	4-1-14	1,350,000	1,707,802
Italy Buoni Poliennali del Tesoro (EUR)	3.00	4-15-15	1,200,000	1,493,512
Italy Buoni Poliennali del Tesoro (EUR)	3.00	6-15-15	1,350,000	1,676,635
Italy Buoni Poliennali del Tesoro (EUR)	3.00	11-1-15	1,250,000	1,539,200
Italy Buoni Poliennali del Tesoro (EUR)	3.50	6-1-14	1,500,000	1,910,661
Italy Buoni Poliennali del Tesoro (EUR)	3.75	12-15-13	1,700,000	2,175,705
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-15	1,800,000	2,269,338
Italy Buoni Poliennali del Tesoro (EUR)	3.75	4-15-16	2,600,000	3,249,023
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-16	1,750,000	2,167,935
Italy Buoni Poliennali del Tesoro (EUR)	3.75	3-1-21	1,700,000	1,893,130

68	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Italy Buoni Poliennali del Tesoro (EUR)	3.75%	8-1-21	1,900,000	$2,090,677
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-17	1,000,000	1,238,178
Italy Buoni Poliennali del Tesoro (EUR)	4.00	9-1-20	2,000,000	2,289,797
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-37	1,500,000	1,445,514
Italy Buoni Poliennali del Tesoro (EUR)	4.25	8-1-13	2,100,000	2,691,106
Italy Buoni Poliennali del Tesoro (EUR)	4.25	7-1-14	1,000,000	1,288,993
Italy Buoni Poliennali del Tesoro (EUR)	4.25	8-1-14	2,050,000	2,640,735
Italy Buoni Poliennali del Tesoro (EUR)	4.25	2-1-15	1,650,000	2,124,681
Italy Buoni Poliennali del Tesoro (EUR)	4.25	2-1-19	2,050,000	2,464,211
Italy Buoni Poliennali del Tesoro (EUR)	4.25	9-1-19	1,300,000	1,546,254
Italy Buoni Poliennali del Tesoro (EUR)	4.25	3-1-20	2,150,000	2,519,406
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-18	2,750,000	3,410,248
Italy Buoni Poliennali del Tesoro (EUR)	4.50	8-1-18	1,000,000	1,232,216
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-19	2,000,000	2,423,026
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-20	1,800,000	2,148,483
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-26	1,550,000	1,695,363
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-15-16	2,500,000	3,187,328
Italy Buoni Poliennali del Tesoro (EUR)	4.75	6-1-17	1,500,000	1,886,247
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-1-21	2,450,000	2,897,391
Italy Buoni Poliennali del Tesoro (EUR)	4.75	8-1-23	1,750,000	2,017,442
Italy Buoni Poliennali del Tesoro (EUR)	5.00	3-1-22	2,200,000	2,630,592
Italy Buoni Poliennali del Tesoro (EUR) 144A	5.00	3-1-25	1,550,000	1,787,774
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-34	1,400,000	1,517,420
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-39	1,400,000	1,496,958
Italy Buoni Poliennali del Tesoro (EUR)	5.00	9-1-40	1,950,000	2,079,162
Italy Buoni Poliennali del Tesoro (EUR)	5.25	8-1-17	1,700,000	2,189,706
Italy Buoni Poliennali del Tesoro (EUR)	5.25	11-1-29	2,100,000	2,435,405
Italy Buoni Poliennali del Tesoro (EUR)	5.50	9-1-22	1,000,000	1,232,694
Italy Buoni Poliennali del Tesoro (EUR)	5.75	2-1-33	1,450,000	1,733,531
Italy Buoni Poliennali del Tesoro (EUR)	6.00	11-15-14	1,900,000	2,534,915
Italy Buoni Poliennali del Tesoro (EUR)	6.00	5-1-31	2,450,000	3,035,694
Italy Buoni Poliennali del Tesoro (EUR)	6.50	11-1-27	2,050,000	2,658,815
Italy Buoni Poliennali del Tesoro (EUR)	7.25	11-1-26	950,000	1,323,482
Italy Buoni Poliennali del Tesoro (EUR)	9.00	11-1-23	730,000	1,138,469
Italy Certificati di Credito del Tesoro (EUR) ¤	0.00	9-30-13	1,250,000	1,537,415
Italy Certificati di Credito del Tesoro (EUR) ¤	0.00	1-31-14	750,000	910,235
Japan Government Five Year Bond Series 102 (JPY)	0.30	12-20-16	240,000,000	3,081,352
Japan Government Five Year Bond Series 103 (JPY)	0.30	3-20-17	400,000,000	5,132,675
Japan Government Five Year Bond Series 126 (JPY)	2.00	3-20-31	160,000,000	2,175,387
Japan Government Five Year Bond Series 66 (JPY)	0.40	9-20-16	1,525,000,000	19,667,212
Japan Government Five Year Bond Series 78 (JPY)	0.90	12-20-13	880,000,000	11,354,838
Japan Government Five Year Bond Series 79 (JPY)	0.70	12-20-13	275,000,000	3,539,332
Japan Government Five Year Bond Series 81 (JPY)	0.80	3-20-14	270,000,000	3,485,416
Japan Government Five Year Bond Series 82 (JPY)	0.90	3-20-14	75,000,000	969,645
Japan Government Five Year Bond Series 83 (JPY)	0.90	6-20-14	275,000,000	3,562,303
Japan Government Five Year Bond Series 84 (JPY)	0.70	6-20-14	500,000,000	6,455,227
Japan Government Five Year Bond Series 85 (JPY)	0.70	9-20-14	350,000,000	4,524,448
Japan Government Five Year Bond Series 86 (JPY)	0.60	9-20-14	150,000,000	1,935,537
Japan Government Five Year Bond Series 87 (JPY)	0.50	12-20-14	595,000,000	7,667,692
Japan Government Five Year Bond Series 88 (JPY)	0.50	3-20-15	569,000,000	7,339,399

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	69

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Five Year Bond Series 89 (JPY)	0.40%	6-20-15	542,000,000	$6,978,180
Japan Government Five Year Bond Series 90 (JPY)	0.30	6-20-15	300,000,000	3,851,786
Japan Government Five Year Bond Series 91 (JPY)	0.40	9-20-15	415,000,000	5,346,273
Japan Government Five Year Bond Series 93 (JPY)	0.50	12-20-15	335,000,000	4,331,292
Japan Government Five Year Bond Series 94 (JPY)	0.60	12-20-15	460,000,000	5,966,734
Japan Government Five Year Bond Series 96 (JPY)	0.50	3-20-16	400,000,000	5,174,619
Japan Government Five Year Bond Series 97 (JPY)	0.40	6-20-16	590,000,000	7,607,944
Japan Government Forty Year Bond Series 1 (JPY)	2.40	3-20-48	136,500,000	1,906,915
Japan Government Forty Year Bond Series 2 (JPY)	2.20	3-20-49	41,000,000	545,312
Japan Government Forty Year Bond Series 3 (JPY)	2.20	3-20-50	148,000,000	1,954,426
Japan Government Ten Year Bond Series 253 (JPY)	1.60	9-20-13	1,037,000,000	13,452,285
Japan Government Ten Year Bond Series 256 (JPY)	1.40	12-20-13	400,000,000	5,194,222
Japan Government Ten Year Bond Series 259 (JPY)	1.50	3-20-14	525,000,000	6,849,455
Japan Government Ten Year Bond Series 261 (JPY)	1.80	6-20-14	500,000,000	6,580,854
Japan Government Ten Year Bond Series 264 (JPY)	1.50	9-20-14	151,500,000	1,989,993
Japan Government Ten Year Bond Series 265 (JPY)	1.50	12-20-14	498,000,000	6,563,124
Japan Government Ten Year Bond Series 269 (JPY)	1.30	3-20-15	547,000,000	7,197,415
Japan Government Ten Year Bond Series 270 (JPY)	1.30	6-20-15	282,000,000	3,720,999
Japan Government Ten Year Bond Series 273 (JPY)	1.50	9-20-15	330,000,000	4,391,961
Japan Government Ten Year Bond Series 276 (JPY)	1.60	12-20-15	662,000,000	8,864,450
Japan Government Ten Year Bond Series 277 (JPY)	1.60	3-20-16	253,000,000	3,398,472
Japan Government Ten Year Bond Series 279 (JPY)	2.00	3-20-16	100,000,000	1,361,310
Japan Government Ten Year Bond Series 280 (JPY)	1.90	6-20-16	400,000,000	5,447,490
Japan Government Ten Year Bond Series 282 (JPY)	1.70	9-20-16	495,000,000	6,714,728
Japan Government Ten Year Bond Series 284 (JPY)	1.70	12-20-16	330,000,000	4,490,816
Japan Government Ten Year Bond Series 285 (JPY)	1.70	3-20-17	700,000,000	9,551,954
Japan Government Ten Year Bond Series 286 (JPY)	1.80	6-20-17	325,000,000	4,464,021
Japan Government Ten Year Bond Series 288 (JPY)	1.70	9-20-17	700,000,000	9,600,197
Japan Government Ten Year Bond Series 289 (JPY)	1.50	12-20-17	440,000,000	5,985,574
Japan Government Ten Year Bond Series 290 (JPY)	1.40	3-20-18	125,000,000	1,694,431
Japan Government Ten Year Bond Series 292 (JPY)	1.70	3-20-18	200,000,000	2,753,192
Japan Government Ten Year Bond Series 293 (JPY)	1.80	6-20-18	300,000,000	4,159,580
Japan Government Ten Year Bond Series 296 (JPY)	1.50	9-20-18	630,000,000	8,602,906
Japan Government Ten Year Bond Series 297 (JPY)	1.40	12-20-18	525,000,000	7,133,630
Japan Government Ten Year Bond Series 298 (JPY)	1.30	12-20-18	300,000,000	4,057,470
Japan Government Ten Year Bond Series 301 (JPY)	1.50	6-20-19	320,000,000	4,382,089
Japan Government Ten Year Bond Series 302 (JPY)	1.40	6-20-19	250,000,000	3,402,152
Japan Government Ten Year Bond Series 303 (JPY)	1.40	9-20-19	370,000,000	5,036,215
Japan Government Ten Year Bond Series 305 (JPY)	1.30	12-20-19	525,000,000	7,097,776
Japan Government Ten Year Bond Series 306 (JPY)	1.40	3-20-20	450,000,000	6,123,885
Japan Government Ten Year Bond Series 307 (JPY)	1.30	3-20-20	150,000,000	2,027,141
Japan Government Ten Year Bond Series 308 (JPY)	1.30	6-20-20	758,000,000	10,237,923
Japan Government Ten Year Bond Series 309 (JPY)	1.10	6-20-20	150,000,000	1,996,788
Japan Government Ten Year Bond Series 311 (JPY)	0.80	9-20-20	202,000,000	2,625,074
Japan Government Ten Year Bond Series 313 (JPY)	1.30	3-20-21	517,000,000	6,963,074
Japan Government Ten Year Bond Series 318 (JPY)	1.00	9-20-21	150,000,000	1,964,482
Japan Government Ten Year Bond Series 320 (JPY)	1.00	12-20-21	725,000,000	9,476,281
Japan Government Ten Year Bond Series 321 (JPY)	1.00	3-20-22	600,000,000	7,826,201
Japan Government Ten Year Bond Series 322 (JPY)	0.90	3-20-22	400,000,000	5,170,552
Japan Government Ten Year Bond Series 64 (JPY)	1.90	9-20-23	528,500,000	7,431,313

70	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Thirty Year Bond Series 1 (JPY)	2.30%	3-20-40	590,000,000	$8,256,112
Japan Government Thirty Year Bond Series 11 (JPY)	1.70	6-20-33	122,000,000	1,559,641
Japan Government Thirty Year Bond Series 14 (JPY)	2.40	3-20-34	125,000,000	1,792,013
Japan Government Thirty Year Bond Series 15 (JPY)	2.50	6-20-34	95,000,000	1,383,520
Japan Government Thirty Year Bond Series 18 (JPY)	2.30	3-20-35	590,500,000	8,302,349
Japan Government Thirty Year Bond Series 23 (JPY)	2.50	6-20-36	150,000,000	2,178,756
Japan Government Thirty Year Bond Series 25 (JPY)	2.30	12-20-36	190,000,000	2,663,786
Japan Government Thirty Year Bond Series 26 (JPY)	2.40	3-20-37	110,000,000	1,569,265
Japan Government Thirty Year Bond Series 27 (JPY)	2.50	9-20-37	140,000,000	2,031,664
Japan Government Thirty Year Bond Series 28 (JPY)	2.50	3-20-38	325,000,000	4,723,959
Japan Government Thirty Year Bond Series 29 (JPY)	2.40	9-20-38	120,000,000	1,708,523
Japan Government Thirty Year Bond Series 3 (JPY)	2.30	5-20-30	100,000,000	1,421,462
Japan Government Thirty Year Bond Series 30 (JPY)	2.30	3-20-39	210,000,000	2,937,868
Japan Government Thirty Year Bond Series 31 (JPY)	2.20	9-20-39	135,000,000	1,846,440
Japan Government Thirty Year Bond Series 34 (JPY)	2.20	3-20-41	445,000,000	6,077,383
Japan Government Thirty Year Bond Series 36 (JPY)	2.00	3-20-42	80,000,000	1,043,621
Japan Government Thirty Year Bond Series 4 (JPY)	2.90	11-20-30	40,000,000	616,368
Japan Government Twenty Year Bond Series 100 (JPY)	2.20	3-20-28	250,000,000	3,546,104
Japan Government Twenty Year Bond Series 102 (JPY)	2.40	6-20-28	210,000,000	3,050,784
Japan Government Twenty Year Bond Series 105 (JPY)	2.10	9-20-28	200,000,000	2,793,593
Japan Government Twenty Year Bond Series 108 (JPY)	1.90	12-20-28	322,000,000	4,372,620
Japan Government Twenty Year Bond Series 110 (JPY)	2.10	3-20-29	680,000,000	9,471,555
Japan Government Twenty Year Bond Series 112 (JPY)	2.10	6-20-29	173,000,000	2,405,910
Japan Government Twenty Year Bond Series 113 (JPY)	2.10	9-20-29	200,000,000	2,784,934
Japan Government Twenty Year Bond Series 115 (JPY)	2.20	12-20-29	160,000,000	2,251,996
Japan Government Twenty Year Bond Series 116 (JPY)	2.20	3-20-30	100,000,000	1,405,380
Japan Government Twenty Year Bond Series 117 (JPY)	2.10	3-20-30	200,000,000	2,771,641
Japan Government Twenty Year Bond Series 118 (JPY)	2.00	6-20-30	70,000,000	954,464
Japan Government Twenty Year Bond Series 120 (JPY)	1.60	6-20-30	326,500,000	4,193,716
Japan Government Twenty Year Bond Series 121 (JPY)	1.90	9-20-30	135,000,000	1,810,326
Japan Government Twenty Year Bond Series 123 (JPY)	2.10	12-20-30	240,000,000	3,310,633
Japan Government Twenty Year Bond Series 125 (JPY)	2.20	3-20-31	100,000,000	1,398,318
Japan Government Twenty Year Bond Series 127 (JPY)	1.90	3-20-31	155,000,000	2,075,741
Japan Government Twenty Year Bond Series 128 (JPY)	1.90	6-20-31	615,000,000	8,223,256
Japan Government Twenty Year Bond Series 133 (JPY)	1.80	12-20-31	265,000,000	3,476,734
Japan Government Twenty Year Bond Series 26 (JPY)	4.50	9-22-14	165,000,000	2,296,694
Japan Government Twenty Year Bond Series 281 (JPY)	2.00	6-20-16	335,000,000	4,580,119
Japan Government Twenty Year Bond Series 30 (JPY)	3.70	9-21-15	100,000,000	1,416,707
Japan Government Twenty Year Bond Series 37 (JPY)	3.10	9-20-17	250,000,000	3,652,580
Japan Government Twenty Year Bond Series 41 (JPY)	1.50	3-20-19	395,000,000	5,406,008
Japan Government Twenty Year Bond Series 45 (JPY)	2.40	3-20-20	430,000,000	6,257,443
Japan Government Twenty Year Bond Series 50 (JPY)	1.90	3-22-21	629,000,000	8,871,499
Japan Government Twenty Year Bond Series 52 (JPY)	2.10	9-21-21	408,000,000	5,844,533
Japan Government Twenty Year Bond Series 58 (JPY)	1.90	9-20-22	80,000,000	1,127,112
Japan Government Twenty Year Bond Series 62 (JPY)	0.80	6-20-23	82,000,000	1,035,643
Japan Government Twenty Year Bond Series 67 (JPY)	1.90	3-20-24	173,000,000	2,426,218
Japan Government Twenty Year Bond Series 70 (JPY)	2.40	6-20-24	488,000,000	7,182,180
Japan Government Twenty Year Bond Series 73 (JPY)	2.00	12-20-24	298,500,000	4,221,216
Japan Government Twenty Year Bond Series 82 (JPY)	2.10	9-20-25	255,000,000	3,633,200
Japan Government Twenty Year Bond Series 86 (JPY)	2.30	3-20-26	230,000,000	3,337,845

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	71

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Twenty Year Bond Series 88 (JPY)	2.30%	6-20-26	375,000,000	$5,435,749
Japan Government Twenty Year Bond Series 90 (JPY)	2.20	9-20-26	150,000,000	2,149,693
Japan Government Twenty Year Bond Series 92 (JPY)	2.10	12-20-26	230,000,000	3,253,641
Japan Government Twenty Year Bond Series 93 (JPY)	2.00	3-20-27	420,000,000	5,854,031
Japan Government Twenty Year Bond Series 95 (JPY)	2.30	6-20-27	165,000,000	2,379,987
Japan Government Twenty Year Bond Series 97 (JPY)	2.20	9-20-27	200,000,000	2,850,126
Japan Government Twenty Year Bond Series 99 (JPY)	2.10	12-20-27	200,000,000	2,804,795
Japan Government Two Year Bond Series 11 (JPY)	0.10	9-15-13	475,000,000	6,066,550
Japan Government Two Year Bond Series 17 (JPY)	2.40	12-20-34	60,000,000	859,514
Japan Government Two Year Bond Series 300 (JPY)	0.20	11-15-13	230,000,000	2,940,965
Japan Government Two Year Bond Series 312 (JPY)	0.10	1-15-14	575,000,000	7,343,579
Japan Government Two Year Bond Series 315 (JPY)	1.20	6-20-21	865,000,000	11,540,456
Japan Government Two Year Bond Series 316 (JPY)	0.10	5-15-14	235,000,000	3,001,229
Netherlands Government Bond (EUR) 144A	0.75	4-15-15	1,550,000	1,981,154
Netherlands Government Bond (EUR) 144A	1.00	1-15-14	1,200,000	1,529,283
Netherlands Government Bond (EUR) 144A	2.50	1-15-17	900,000	1,223,646
Netherlands Government Bond (EUR) 144A	2.50	1-15-33	900,000	1,166,814
Netherlands Government Bond (EUR) 144A	2.75	1-15-15	1,200,000	1,603,769
Netherlands Government Bond (EUR) 144A	3.25	7-15-21	1,500,000	2,150,593
Netherlands Government Bond (EUR) 144A	3.50	7-15-20	1,400,000	2,038,635
Netherlands Government Bond (EUR) 144A	3.75	7-15-14	1,000,000	1,344,337
Netherlands Government Bond (EUR) 144A	3.75	1-15-23	850,000	1,267,294
Netherlands Government Bond (EUR) 144A	3.75	1-15-42	950,000	1,551,877
Netherlands Government Bond (EUR) 144A	4.00	7-15-16	950,000	1,357,179
Netherlands Government Bond (EUR) 144A	4.00	7-15-18	1,000,000	1,472,645
Netherlands Government Bond (EUR) 144A	4.00	7-15-19	1,250,000	1,864,322
Netherlands Government Bond (EUR) 144A	4.00	1-15-37	853,000	1,415,363
Netherlands Government Bond (EUR) 144A	4.50	7-15-17	1,600,000	2,375,129
Netherlands Government Bond (EUR) 144A	5.50	1-15-28	810,000	1,467,635
Netherlands Government Bond (EUR) 144A	7.50	1-15-23	335,000	648,823
Spain Government Bond (EUR)	2.50	10-31-13	1,350,000	1,679,209
Spain Government Bond (EUR)	3.00	4-30-15	1,250,000	1,518,322
Spain Government Bond (EUR)	3.15	1-31-16	1,000,000	1,180,646
Spain Government Bond (EUR)	3.25	4-30-16	1,800,000	2,115,784
Spain Government Bond (EUR)	3.30	10-31-14	1,000,000	1,241,977
Spain Government Bond (EUR)	3.40	4-30-14	1,800,000	2,255,491
Spain Government Bond (EUR)	3.80	1-31-17	1,400,000	1,635,755
Spain Government Bond (EUR)	4.00	7-30-15	1,000,000	1,236,346
Spain Government Bond (EUR)	4.00	4-30-20	750,000	799,576
Spain Government Bond (EUR)	4.20	1-31-37	900,000	729,587
Spain Government Bond (EUR)	4.25	1-31-14	1,000,000	1,270,040
Spain Government Bond (EUR)	4.25	10-31-16	1,350,000	1,618,119
Spain Government Bond (EUR)	4.30	10-31-19	1,800,000	1,980,944
Spain Government Bond (EUR)	4.40	1-31-15	1,852,000	2,343,984
Spain Government Bond (EUR)	4.60	7-30-19	2,200,000	2,490,366
Spain Government Bond (EUR)	4.65	7-30-25	1,400,000	1,375,772
Spain Government Bond (EUR)	4.70	7-30-41	850,000	729,412
Spain Government Bond (EUR)	4.75	7-30-14	1,900,000	2,430,064
Spain Government Bond (EUR)	4.80	1-31-24	900,000	920,945
Spain Government Bond (EUR)	4.85	10-31-20	1,450,000	1,607,725

72	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Spain Government Bond (EUR)	4.90%	7-30-40	1,000,000	$886,095
Spain Government Bond (EUR)	5.50	7-30-17	1,300,000	1,611,430
Spain Government Bond (EUR)	5.50	4-30-21	2,050,000	2,352,000
Spain Government Bond (EUR)	5.75	7-30-32	1,200,000	1,260,802
Spain Government Bond (EUR)	5.85	1-31-22	750,000	875,372
Spain Government Bond (EUR)	5.90	7-30-26	1,150,000	1,269,636
Spain Government Bond (EUR)	6.00	1-31-29	1,100,000	1,215,378
Sweden Government Bond Series 1041 (SEK)	6.75	5-5-14	9,300,000	1,540,254
Sweden Government Bond Series 1047 (SEK)	5.00	12-1-20	8,340,000	1,620,294
Sweden Government Bond Series 1049 (SEK)	4.50	8-12-15	1,300,000	216,653
Sweden Government Bond Series 1050 (SEK)	3.00	7-12-16	4,800,000	780,345
Sweden Government Bond Series 1051 (SEK)	3.75	8-12-17	4,000,000	682,996
Sweden Government Bond Series 1052 (SEK)	4.25	3-12-19	6,000,000	1,080,547
Sweden Government Bond Series 1053 (SEK)	3.50	3-30-39	4,250,000	837,845
United Kingdom Gilt (GBP)	1.00	9-7-17	1,000,000	1,616,131
United Kingdom Gilt (GBP)	1.75	1-22-17	2,300,000	3,851,788
United Kingdom Gilt (GBP)	2.00	1-22-16	2,350,000	3,945,523
United Kingdom Gilt (GBP)	2.25	3-7-14	1,850,000	3,032,495
United Kingdom Gilt (GBP)	2.75	1-22-15	2,200,000	3,709,471
United Kingdom Gilt (GBP)	3.75	9-7-19	2,200,000	4,147,737
United Kingdom Gilt (GBP)	3.75	9-7-20	2,250,000	4,261,510
United Kingdom Gilt (GBP)	3.75	9-7-21	2,150,000	4,092,006
United Kingdom Gilt (GBP)	3.75	7-22-52	1,150,000	2,092,099
United Kingdom Gilt (GBP)	4.00	9-7-16	3,400,000	6,183,448
United Kingdom Gilt (GBP)	4.00	3-7-22	2,400,000	4,661,918
United Kingdom Gilt (GBP)	4.00	1-22-60	2,300,000	4,482,404
United Kingdom Gilt (GBP)	4.25	12-7-27	1,700,000	3,441,883
United Kingdom Gilt (GBP)	4.25	6-7-32	1,050,000	2,120,534
United Kingdom Gilt (GBP)	4.25	3-7-36	1,300,000	2,599,166
United Kingdom Gilt (GBP)	4.25	9-7-39	1,350,000	2,687,430
United Kingdom Gilt (GBP)	4.25	12-7-40	2,300,000	4,571,631
United Kingdom Gilt (GBP)	4.25	12-7-46	1,150,000	2,300,084
United Kingdom Gilt (GBP)	4.25	12-7-49	1,750,000	3,502,684
United Kingdom Gilt (GBP)	4.25	12-7-55	1,775,000	3,594,069
United Kingdom Gilt (GBP)	4.50	3-7-19	1,750,000	3,419,850
United Kingdom Gilt (GBP)	4.50	9-7-34	2,850,000	5,910,557
United Kingdom Gilt (GBP)	4.50	12-7-42	1,500,000	3,117,126
United Kingdom Gilt (GBP)	4.75	9-7-15	2,575,000	4,654,268
United Kingdom Gilt (GBP)	4.75	3-7-20	2,500,000	5,013,322
United Kingdom Gilt (GBP)	4.75	12-7-30	4,150,000	8,905,424
United Kingdom Gilt (GBP)	4.75	12-7-38	1,800,000	3,871,100
United Kingdom Gilt (GBP)	5.00	9-7-14	2,585,000	4,508,159
United Kingdom Gilt (GBP)	5.00	3-7-18	2,550,000	4,994,061
United Kingdom Gilt (GBP)	5.00	3-7-25	2,550,000	5,475,935
United Kingdom Gilt (GBP)	6.00	12-7-28	1,150,000	2,791,870
United Kingdom Gilt (GBP)	8.00	12-7-15	1,150,000	2,292,780
United Kingdom Gilt (GBP)	8.00	6-7-21	1,600,000	3,952,352
United Kingdom Gilt (GBP)	8.75	8-25-17	800,000	1,780,769

Total Foreign Government Bonds (Cost $1,102,379,517)				1,168,221,014

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	73

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities: 21.66%
U.S. Treasury Bond	2.75%	8-15-42	$5,000,000	$5,046,700
U.S. Treasury Bond	3.00	5-15-42	7,000,000	7,492,184
U.S. Treasury Bond	3.13	11-15-41	6,000,000	6,590,628
U.S. Treasury Bond	3.13	2-15-42	1,000,000	1,097,344
U.S. Treasury Bond	3.50	2-15-39	7,000,000	8,269,842
U.S. Treasury Bond	3.63	2-15-20	13,000,000	15,380,625
U.S. Treasury Bond	3.75	8-15-41	6,000,000	7,387,500
U.S. Treasury Bond	3.88	8-15-40	7,000,000	8,801,408
U.S. Treasury Bond	4.25	5-15-39	5,000,000	6,660,155
U.S. Treasury Bond	4.25	11-15-40	9,500,000	12,688,438
U.S. Treasury Bond	4.38	2-15-38	1,750,000	2,365,781
U.S. Treasury Bond	4.38	11-15-39	7,800,000	10,599,467
U.S. Treasury Bond	4.38	5-15-40	6,250,000	8,501,950
U.S. Treasury Bond	4.50	2-15-36	3,150,000	4,306,642
U.S. Treasury Bond	4.50	5-15-38	600,000	826,875
U.S. Treasury Bond	4.50	8-15-39	5,600,000	7,748,126
U.S. Treasury Bond	4.63	2-15-40	6,500,000	9,171,097
U.S. Treasury Bond	4.75	2-15-37	1,550,000	2,200,273
U.S. Treasury Bond	4.75	2-15-41	5,200,000	7,492,878
U.S. Treasury Bond	5.00	5-15-37	2,300,000	3,378,843
U.S. Treasury Bond	5.38	2-15-31	2,000,000	2,950,312
U.S. Treasury Bond	5.50	8-15-28	1,000,000	1,456,250
U.S. Treasury Bond	6.00	2-15-26	1,150,000	1,704,516
U.S. Treasury Bond	6.13	11-15-27	2,400,000	3,668,626
U.S. Treasury Bond	6.25	8-15-23	3,500,000	5,124,217
U.S. Treasury Bond	6.38	8-15-27	400,000	623,062
U.S. Treasury Bond	6.50	11-15-26	1,500,000	2,338,125
U.S. Treasury Bond	6.63	2-15-27	950,000	1,500,554
U.S. Treasury Bond	6.75	8-15-26	1,500,000	2,377,968
U.S. Treasury Bond	6.88	8-15-25	1,500,000	2,366,016
U.S. Treasury Bond	7.13	2-15-23	3,000,000	4,617,186
U.S. Treasury Bond	7.25	8-15-22	1,000,000	1,536,562
U.S. Treasury Bond	7.50	11-15-24	2,000,000	3,260,000
U.S. Treasury Bond	7.88	2-15-21	500,000	767,500
U.S. Treasury Bond	8.00	11-15-21	4,100,000	6,464,228
U.S. Treasury Bond	8.50	2-15-20	1,700,000	2,611,625
U.S. Treasury Note	0.13	12-31-13	20,000,000	19,978,120
U.S. Treasury Note	0.25	11-30-13	10,000,000	10,005,470
U.S. Treasury Note	0.25	2-28-14	20,000,000	20,010,940
U.S. Treasury Note	0.25	4-30-14	15,000,000	15,005,865
U.S. Treasury Note	0.25	6-30-14	20,000,000	20,008,600
U.S. Treasury Note	0.25	12-15-14	5,000,000	5,001,170
U.S. Treasury Note	0.25	1-15-15	5,000,000	5,001,170
U.S. Treasury Note	0.25	7-15-15	15,000,000	14,984,760
U.S. Treasury Note	0.38	11-15-14	5,000,000	5,014,845
U.S. Treasury Note	0.38	3-15-15	30,000,000	30,084,360
U.S. Treasury Note	0.50	10-15-13	9,000,000	9,029,178
U.S. Treasury Note	0.50	11-15-13	4,500,000	4,515,998
U.S. Treasury Note	0.50	10-15-14	5,000,000	5,027,345
U.S. Treasury Note «	0.50	7-31-17	5,000,000	4,980,080
U.S. Treasury Note	0.63	7-15-14	10,000,000	10,072,660

74	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	0.63%	8-31-17	$5,000,000	$5,003,728
U.S. Treasury Note	0.75	9-15-13	11,000,000	11,062,733
U.S. Treasury Note	0.75	12-15-13	8,000,000	8,055,312
U.S. Treasury Note	0.75	6-15-14	5,000,000	5,046,485
U.S. Treasury Note	0.75	6-30-17	15,000,000	15,126,570
U.S. Treasury Note	0.88	12-31-16	5,000,000	5,082,420
U.S. Treasury Note	1.00	1-15-14	7,000,000	7,075,194
U.S. Treasury Note	1.00	5-15-14	5,000,000	5,065,430
U.S. Treasury Note	1.00	10-31-16	5,000,000	5,110,940
U.S. Treasury Note	1.00	3-31-17	12,000,000	12,255,000
U.S. Treasury Note	1.00	6-30-19	5,000,000	5,009,375
U.S. Treasury Note	1.25	2-15-14	15,000,000	15,223,245
U.S. Treasury Note	1.25	4-15-14	500,000	508,223
U.S. Treasury Note	1.25	8-31-15	4,500,000	4,626,914
U.S. Treasury Note	1.25	9-30-15	7,000,000	7,200,704
U.S. Treasury Note	1.25	10-31-15	5,000,000	5,145,310
U.S. Treasury Note	1.25	4-30-19	12,000,000	12,244,692
U.S. Treasury Note	1.38	11-30-15	2,500,000	2,583,790
U.S. Treasury Note	1.38	9-30-18	5,000,000	5,164,845
U.S. Treasury Note	1.38	12-31-18	10,000,000	10,313,280
U.S. Treasury Note	1.50	12-31-13	4,000,000	4,067,968
U.S. Treasury Note	1.50	8-31-18	5,000,000	5,204,295
U.S. Treasury Note	1.63	8-15-22	5,000,000	5,022,872
U.S. Treasury Note	1.75	1-31-14	4,500,000	4,597,385
U.S. Treasury Note	1.75	3-31-14	10,000,000	10,239,060
U.S. Treasury Note	1.75	7-31-15	4,750,000	4,949,647
U.S. Treasury Note	1.75	5-15-22	4,000,000	4,083,752
U.S. Treasury Note	1.88	2-28-14	1,500,000	1,536,914
U.S. Treasury Note	1.88	4-30-14	4,400,000	4,519,970
U.S. Treasury Note	1.88	6-30-15	6,250,000	6,529,788
U.S. Treasury Note	1.88	8-31-17	6,500,000	6,906,250
U.S. Treasury Note	1.88	9-30-17	6,000,000	6,374,064
U.S. Treasury Note	2.00	11-30-13	3,800,000	3,884,314
U.S. Treasury Note	2.00	1-31-16	4,000,000	4,223,752
U.S. Treasury Note	2.00	4-30-16	500,000	529,375
U.S. Treasury Note	2.00	11-15-21	21,000,000	22,036,875
U.S. Treasury Note	2.13	11-30-14	6,500,000	6,772,188
U.S. Treasury Note	2.13	5-31-15	3,500,000	3,676,092
U.S. Treasury Note	2.13	2-29-16	4,000,000	4,245,312
U.S. Treasury Note	2.13	8-15-21	10,000,000	10,632,810
U.S. Treasury Note	2.25	5-31-14	13,500,000	13,973,553
U.S. Treasury Note	2.25	1-31-15	5,000,000	5,238,670
U.S. Treasury Note	2.25	3-31-16	5,000,000	5,334,375
U.S. Treasury Note	2.25	11-30-17	7,500,000	8,117,580
U.S. Treasury Note	2.38	8-31-14	5,000,000	5,212,110
U.S. Treasury Note	2.38	9-30-14	5,500,000	5,744,492
U.S. Treasury Note	2.38	10-31-14	5,000,000	5,228,515
U.S. Treasury Note	2.38	2-28-15	10,000,000	10,524,220
U.S. Treasury Note	2.38	3-31-16	2,500,000	2,677,148
U.S. Treasury Note	2.38	7-31-17	3,500,000	3,801,602

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	75

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	2.38%	5-31-18	$5,000,000	$5,456,250
U.S. Treasury Note	2.50	3-31-15	4,000,000	4,230,312
U.S. Treasury Note	2.50	4-30-15	5,000,000	5,295,310
U.S. Treasury Note	2.50	6-30-17	4,500,000	4,910,625
U.S. Treasury Note	2.63	6-30-14	3,500,000	3,652,306
U.S. Treasury Note	2.63	7-31-14	5,750,000	6,011,447
U.S. Treasury Note	2.63	12-31-14	8,000,000	8,442,496
U.S. Treasury Note	2.63	2-29-16	2,500,000	2,696,875
U.S. Treasury Note	2.63	4-30-16	2,500,000	2,703,710
U.S. Treasury Note	2.63	1-31-18	4,000,000	4,412,500
U.S. Treasury Note	2.63	4-30-18	5,500,000	6,077,500
U.S. Treasury Note	2.63	8-15-20	12,000,000	13,315,308
U.S. Treasury Note	2.63	11-15-20	10,000,000	11,087,500
U.S. Treasury Note	2.75	10-31-13	8,375,000	8,620,362
U.S. Treasury Note	2.75	11-30-16	4,000,000	4,381,248
U.S. Treasury Note	2.75	5-31-17	4,000,000	4,410,936
U.S. Treasury Note	2.75	12-31-17	6,000,000	6,652,500
U.S. Treasury Note	2.75	2-28-18	4,000,000	4,442,812
U.S. Treasury Note	2.75	2-15-19	8,950,000	9,998,833
U.S. Treasury Note	3.00	8-31-16	3,500,000	3,857,382
U.S. Treasury Note	3.00	9-30-16	4,000,000	4,412,500
U.S. Treasury Note	3.00	2-28-17	3,000,000	3,330,936
U.S. Treasury Note	3.13	9-30-13	3,300,000	3,403,254
U.S. Treasury Note	3.13	10-31-16	6,000,000	6,658,596
U.S. Treasury Note	3.13	1-31-17	5,000,000	5,569,920
U.S. Treasury Note	3.13	4-30-17	3,000,000	3,355,314
U.S. Treasury Note	3.13	5-15-19	8,000,000	9,148,128
U.S. Treasury Note	3.13	5-15-21	2,000,000	2,298,750
U.S. Treasury Note	3.25	5-31-16	4,000,000	4,423,752
U.S. Treasury Note	3.25	6-30-16	5,000,000	5,539,455
U.S. Treasury Note	3.25	7-31-16	5,000,000	5,550,000
U.S. Treasury Note	3.25	12-31-16	4,500,000	5,031,212
U.S. Treasury Note	3.25	3-31-17	5,000,000	5,615,235
U.S. Treasury Note	3.38	11-15-19	8,000,000	9,311,248
U.S. Treasury Note	3.50	2-15-18	5,000,000	5,750,000
U.S. Treasury Note	3.63	8-15-19	9,500,000	11,203,322
U.S. Treasury Note	3.63	2-15-21	20,000,000	23,787,500
U.S. Treasury Note	3.75	11-15-18	7,000,000	8,241,954
U.S. Treasury Note	3.88	5-15-18	3,000,000	3,528,048
U.S. Treasury Note	4.00	2-15-14	3,000,000	3,163,944
U.S. Treasury Note	4.00	2-15-15	5,500,000	6,000,588
U.S. Treasury Note	4.00	8-15-18	2,525,000	3,003,369
U.S. Treasury Note	4.13	5-15-15	3,000,000	3,309,141
U.S. Treasury Note	4.25	11-15-13	2,500,000	2,620,800
U.S. Treasury Note	4.25	8-15-14	6,500,000	7,005,525
U.S. Treasury Note	4.25	11-15-14	4,370,000	4,752,375
U.S. Treasury Note	4.25	8-15-15	5,500,000	6,134,651
U.S. Treasury Note	4.25	11-15-17	4,000,000	4,735,936
U.S. Treasury Note	4.50	11-15-15	3,000,000	3,397,266

76	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	4.50%	2-15-16	$2,500,000	$2,855,078
U.S. Treasury Note	4.50	5-15-17	2,000,000	2,365,468
U.S. Treasury Note	4.63	11-15-16	3,000,000	3,517,500
U.S. Treasury Note	4.63	2-15-17	5,000,000	5,905,860
U.S. Treasury Note	4.75	5-15-14	7,000,000	7,535,115
U.S. Treasury Note	4.75	8-15-17	3,000,000	3,607,266
U.S. Treasury Note	4.88	8-15-16	2,500,000	2,934,570
U.S. Treasury Note	5.13	5-15-16	2,000,000	2,347,188
U.S. Treasury Note	7.25	5-15-16	2,500,000	3,128,125
U.S. Treasury Note	7.50	11-15-16	2,000,000	2,583,124
U.S. Treasury Note	8.13	8-15-19	1,350,000	2,004,750
U.S. Treasury Note	8.75	5-15-17	2,500,000	3,450,585
U.S. Treasury Note	8.75	8-15-20	400,000	632,312
U.S. Treasury Note	8.88	8-15-17	1,275,000	1,789,781
U.S. Treasury Note	8.88	2-15-19	1,200,000	1,805,344
U.S. Treasury Note	9.13	5-15-18	2,900,000	4,261,188
U.S. Treasury Note	11.25	2-15-15	2,000,000	2,535,460

Total U.S. Treasury Securities (Cost $966,152,754)				1,035,080,847

Yankee Corporate Bonds and Notes: 3.68%

Consumer Discretionary: 0.05%

Media: 0.05%
Groupo Televisa SA	6.00	5-15-18	250,000	294,936
Groupo Televisa SA	6.63	1-15-40	500,000	646,738
Thomson Reuters Corporation	4.70	10-15-19	425,000	486,042
Thomson Reuters Corporation	5.70	10-1-14	200,000	219,082
Thomson Reuters Corporation	6.50	7-15-18	500,000	624,318

				2,271,116

Consumer Staples: 0.06%

Beverages: 0.06%
Coca-Cola Femsa SAB de CV	4.63	2-15-20	200,000	227,196
Coca-Cola HBC Finance BV	5.13	9-17-13	250,000	257,740
Diageo Capital plc	5.75	10-23-17	1,050,000	1,287,424
Diageo Capital plc	5.88	9-30-36	175,000	231,733
Diageo Capital plc	7.38	1-15-14	500,000	545,983
Diageo Finance BV	3.25	1-15-15	100,000	105,922
Diageo Finance BV	5.30	10-28-15	125,000	141,833

				2,797,831

Energy: 0.66%

Energy Equipment & Services: 0.04%
Ensco plc	3.25	3-15-16	1,250,000	1,334,473
Ensco plc	4.70	3-15-21	500,000	561,398

				1,895,871

Oil, Gas & Consumable Fuels: 0.62%
Alberta Energy Company Limited	7.38	11-1-31	350,000	436,385
Alberta Energy Company Limited	8.13	9-15-30	150,000	199,313

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	77

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Limited	4.90%	12-1-14	$65,000	$70,882
Canadian Natural Resources Limited	5.70	5-15-17	150,000	1,363,239
Canadian Natural Resources Limited	5.85	2-1-35	565,000	683,125
Canadian Natural Resources Limited	6.25	3-15-38	500,000	652,425
Cenovus Energy Incorporated	3.00	8-15-22	250,000	255,775
Cenovus Energy Incorporated	4.45	9-15-42	250,000	256,018
Cenovus Energy Incorporated	4.50	9-15-14	500,000	535,746
Cenovus Energy Incorporated	5.70	10-15-19	200,000	241,395
Cenovus Energy Incorporated	6.75	11-15-39	500,000	671,927
Enbridge Incorporated	5.60	4-1-17	100,000	114,876
Encana Corporation	5.15	11-15-41	500,000	508,631
Encana Corporation	5.80	5-1-14	154,000	165,482
Encana Corporation	5.90	12-1-17	300,000	351,637
Encana Corporation	6.50	5-15-19	400,000	484,205
Encana Corporation	6.50	8-15-34	250,000	294,929
Encana Corporation	6.50	2-1-38	350,000	414,504
Husky Energy Incorporated	5.90	6-15-14	305,000	331,347
Husky Energy Incorporated	6.80	9-15-37	100,000	128,847
Husky Energy Incorporated	7.25	12-15-19	565,000	720,733
Nexen Incorporated	6.20	7-30-19	80,000	96,272
Nexen Incorporated	6.40	5-15-37	600,000	749,203
Nexen Incorporated	7.50	7-30-39	560,000	785,293
Noble Holdings International Limited Corporation	3.05	3-1-16	150,000	156,914
Noble Holdings International Limited Corporation	3.95	3-15-22	150,000	158,125
Noble Holdings International Limited Corporation	4.63	3-1-21	200,000	217,882
Noble Holdings International Limited Corporation	4.90	8-1-20	250,000	279,037
Noble Holdings International Limited Corporation	6.05	3-1-41	200,000	230,503
Noble Holdings International Limited Corporation	7.38	3-15-14	250,000	273,426
Petro-Canada	5.95	5-15-35	700,000	848,305
Petro-Canada	6.80	5-15-38	400,000	542,560
Suncor Energy Incorporated	5.95	12-1-34	75,000	90,942
Suncor Energy Incorporated	6.10	6-1-18	900,000	1,101,023
Suncor Energy Incorporated	6.50	6-15-38	400,000	529,746
Suncor Energy Incorporated	6.85	6-1-39	250,000	341,972
Talisman Energy Incorporated	3.75	2-1-21	150,000	156,562
Talisman Energy Incorporated	5.13	5-15-15	65,000	70,486
Talisman Energy Incorporated	6.25	2-1-38	400,000	473,004
Talisman Energy Incorporated	7.75	6-1-19	415,000	524,178
Total Capital Canada Limited	1.63	1-28-14	140,000	142,288
Total Capital International SA	1.55	6-28-17	500,000	508,121
Total Capital International SA	2.88	2-17-22	1,000,000	1,050,044
Total Capital SA	3.00	6-24-15	500,000	533,368
Total Capital SA	3.13	10-2-15	1,000,000	1,069,700
Total Capital SA	4.13	1-28-21	100,000	114,004
Total Capital SA	4.45	6-24-20	500,000	582,852
TransCanada PipeLines Limited	3.40	6-1-15	500,000	536,618
TransCanada PipeLines Limited	3.80	10-1-20	300,000	335,239
TransCanada PipeLines Limited	6.10	6-1-40	300,000	415,961
TransCanada PipeLines Limited	6.20	10-15-37	585,000	804,280
TransCanada PipeLines Limited	7.13	1-15-19	1,500,000	1,939,877

78	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines Limited	7.63%	1-15-39	$500,000	$785,021
Transocean Incorporated	4.95	11-15-15	500,000	545,162
Transocean Incorporated	5.05	12-15-16	500,000	553,877
Transocean Incorporated	6.00	3-15-18	600,000	694,884
Transocean Incorporated	6.38	12-15-21	500,000	602,725
Weatherford International Limited	5.13	9-15-20	200,000	217,416
Weatherford International Limited	6.00	3-15-18	100,000	114,168
Weatherford International Limited	6.75	9-15-40	300,000	334,475
Weatherford International Limited	7.00	3-15-38	50,000	56,447
Weatherford International Limited	9.63	3-1-19	1,000,000	1,308,342

				29,751,723

Financials: 1.65%

Capital Markets: 0.18%
BP Capital Markets plc	3.13	10-1-15	800,000	855,702
BP Capital Markets plc	3.20	3-11-16	1,000,000	1,072,797
BP Capital Markets plc	3.63	5-8-14	600,000	629,862
BP Capital Markets plc	3.88	3-10-15	700,000	754,443
BP Capital Markets plc	4.50	10-1-20	500,000	582,066
BP Capital Markets plc	4.74	3-11-21	1,000,000	1,174,073
BP Capital Markets plc	4.75	3-10-19	450,000	522,721
BP Capital Markets plc	5.25	11-7-13	1,000,000	1,054,850
Nomura Holdings Incorporated	4.13	1-19-16	500,000	518,088
Nomura Holdings Incorporated	5.00	3-4-15	1,100,000	1,158,103
Nomura Holdings Incorporated	6.70	3-4-20	356,000	408,943

				8,731,648

Commercial Banks: 0.77%
Bank of Montreal	2.50	1-11-17	500,000	529,129
Bank of Nova Scotia	2.05	10-7-15	300,000	310,541
Bank of Nova Scotia	2.38	12-17-13	600,000	614,434
Bank of Nova Scotia	2.55	1-12-17	750,000	793,013
Bank of Nova Scotia	3.40	1-22-15	1,150,000	1,216,275
Bank of Nova Scotia	4.38	1-13-21	500,000	579,535
Barclays Bank plc	2.38	1-13-14	700,000	708,373
Barclays Bank plc	3.90	4-7-15	250,000	261,633
Barclays Bank plc	5.00	9-22-16	900,000	988,831
Barclays Bank plc	5.13	1-8-20	1,250,000	1,350,738
Barclays Bank plc	5.14	10-14-20	800,000	807,188
Barclays Bank plc	5.20	7-10-14	800,000	847,937
Barclays Bank plc	6.75	5-22-19	750,000	878,809
BNP Paribas	3.25	3-11-15	1,000,000	1,030,422
BNP Paribas	3.60	2-23-16	1,000,000	1,046,679
BNP Paribas	5.00	1-15-21	1,150,000	1,239,183
Canadian Imperial Bank	1.45	9-13-13	500,000	505,423
Canadian Imperial Bank	2.35	12-11-15	500,000	525,529
Commonwealth Bank Australia (New York)	1.95	3-16-15	676,000	688,195
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.50	1-11-21	500,000	551,002
HSBC Holdings plc	4.00	3-30-22	1,000,000	1,072,883

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	79

Security name	Interest rate	Maturity date	Principal	Value

Commercial Banks (continued)
HSBC Holdings plc	4.88%	1-14-22	$250,000	$286,379
HSBC Holdings plc	5.10	4-5-21	1,000,000	1,151,029
HSBC Holdings plc	6.50	5-2-36	1,000,000	1,174,775
HSBC Holdings plc	6.50	9-15-37	850,000	1,005,546
HSBC Holdings plc	6.80	6-1-38	350,000	428,004
Lloyds TSB Bank plc	4.20	3-28-17	500,000	530,376
Lloyds TSB Bank plc	4.88	1-21-16	700,000	748,860
Lloyds TSB Bank plc	6.38	1-21-21	800,000	927,682
National Bank of Canada	1.50	6-26-15	500,000	509,088
Rabobank Nederland	2.13	10-13-15	1,000,000	1,023,989
Rabobank Nederland	3.38	1-19-17	1,000,000	1,057,971
Rabobank Nederland	3.88	2-8-22	1,500,000	1,563,299
Royal Bank of Canada	1.13	1-15-14	200,000	201,886
Royal Bank of Canada	1.45	10-30-14	1,000,000	1,019,251
Royal Bank of Canada	2.30	7-20-16	600,000	629,246
Royal Bank of Canada	2.63	12-15-15	250,000	263,777
Royal Bank of Scotland Group plc	3.95	9-21-15	500,000	524,806
Royal Bank of Scotland Group plc	4.38	3-16-16	1,000,000	1,054,183
Royal Bank of Scotland Group plc	4.88	3-16-15	1,000,000	1,061,787
Royal Bank of Scotland Group plc	5.63	8-24-20	1,000,000	1,095,411
Royal Bank of Scotland Group plc	6.40	10-21-19	575,000	633,249
Svenska Handelsbanken AB	3.13	7-12-16	500,000	525,458
Toronto Dominion Bank	1.38	7-14-14	300,000	304,965
Toronto Dominion Bank	2.50	7-14-16	500,000	529,406
Westpac Banking Corporation	1.85	12-9-13	200,000	202,507
Westpac Banking Corporation	2.00	8-14-17	100,000	101,068
Westpac Banking Corporation	4.20	2-27-15	780,000	837,032
Westpac Banking Corporation	4.88	11-19-19	800,000	902,950

				36,839,732

Diversified Financial Services: 0.65%
Abbey National Treasury Services plc	2.88	4-25-14	200,000	200,220
Abbey National Treasury Services plc	4.00	4-27-16	500,000	508,417
AngloGold Holdings plc	5.38	4-15-20	165,000	174,719
AngloGold Holdings plc	6.50	4-15-40	295,000	303,199
Barrick Australian Finance Proprietary Limited	5.95	10-15-39	550,000	638,291
BHP Billiton Finance USA Limited	5.40	3-29-17	200,000	234,541
BHP Billiton Finance USA Limited	5.50	4-1-14	800,000	862,083
BHP Billiton Finance USA Limited	6.50	4-1-19	1,050,000	1,344,494
Burlington Resources Finance Company	7.20	8-15-31	500,000	710,569
ConocoPhillips Canada Funding Company	5.63	10-15-16	150,000	178,635
ConocoPhillips Canada Funding Company	5.95	10-15-36	300,000	396,324
Credit Suisse New York NY	3.50	3-23-15	500,000	526,272
Credit Suisse New York NY	5.30	8-13-19	1,500,000	1,760,384
Credit Suisse New York NY	5.40	1-14-20	1,500,000	1,615,463
Credit Suisse New York NY	5.50	5-1-14	500,000	533,555
Deutsche Bank AG London	3.45	3-30-15	500,000	523,660
Deutsche Bank AG London	3.88	8-18-14	1,000,000	1,051,380
Deutsche Bank AG London	6.00	9-1-17	1,000,000	1,170,119
ORIX Corporation	4.71	4-27-15	415,000	438,489

80	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
Rio Tinto Finance USA Limited	2.00%	3-22-17	$500,000	$512,429
Rio Tinto Finance USA Limited	2.88	8-21-22	250,000	246,202
Rio Tinto Finance USA Limited	3.50	3-22-22	500,000	523,733
Rio Tinto Finance USA Limited	4.13	8-21-42	250,000	245,728
Rio Tinto Finance USA Limited	4.75	3-22-42	250,000	273,325
Rio Tinto Finance USA Limited	5.20	11-2-40	300,000	345,652
Rio Tinto Finance USA Limited	6.50	7-15-18	750,000	928,640
Rio Tinto Finance USA Limited	8.95	5-1-14	1,475,000	1,670,169
Rio Tinto Finance USA Limited	9.00	5-1-19	480,000	658,661
Shell International Finance BV	2.38	8-21-22	250,000	253,153
Shell International Finance BV	3.25	9-22-15	1,000,000	1,081,624
Shell International Finance BV	3.63	8-21-42	250,000	258,317
Shell International Finance BV	4.00	3-21-14	950,000	1,001,784
Shell International Finance BV	4.30	9-22-19	500,000	584,766
Shell International Finance BV	4.38	3-25-20	500,000	589,262
Shell International Finance BV	5.20	3-22-17	250,000	296,130
Shell International Finance BV	5.50	3-25-40	300,000	400,616
Shell International Finance BV	6.38	12-15-38	850,000	1,241,813
Syngenta Finance NV	3.13	3-28-22	500,000	527,166
UBS AG Stamford Connecticut	3.88	1-15-15	500,000	526,895
UBS AG Stamford Connecticut	4.88	8-4-20	1,000,000	1,116,003
UBS AG Stamford Connecticut	5.75	4-25-18	1,000,000	1,156,566
UBS AG Stamford Connecticut	5.88	12-20-17	1,500,000	1,746,615
Virgin Media Finance plc	5.25	1-15-21	900,000	1,034,123
WPP Finance UK	8.00	9-15-14	500,000	561,071

				30,951,257

Insurance: 0.05%
Aegon NV	4.63	12-1-15	500,000	543,656
AXA SA	8.60	12-15-30	650,000	744,752
Axis Capital Holdings Limited	5.75	12-1-14	65,000	69,935
Manulife Financial Corporation	3.40	9-17-15	400,000	416,710
XL Capital Limited	5.25	9-15-14	312,000	331,588

				2,106,641

Real Estate Management & Development: 0.00%
Brookfield Asset Management Incorporated	5.80	4-25-17	125,000	137,407

Health Care: 0.15%

Pharmaceuticals: 0.15%
AstraZeneca plc	5.40	6-1-14	75,000	81,420
AstraZeneca plc	5.90	9-15-17	800,000	980,499
AstraZeneca plc	6.45	9-15-37	1,150,000	1,621,469
Covidien International Finance SA	2.80	6-15-15	150,000	157,653
Covidien International Finance SA	6.00	10-15-17	600,000	729,877
Covidien International Finance SA	6.55	10-15-37	150,000	217,739
Novartis Securities Investment Limited	5.13	2-10-19	1,000,000	1,206,823
Sanofi Aventis	1.63	3-28-14	210,000	213,654

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	81

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Sanofi Aventis	2.63%	3-29-16	$500,000	$529,805
Sanofi Aventis	4.00	3-29-21	700,000	795,740
Teva Pharmaceutical Finance LLC	3.00	6-15-15	500,000	531,931

				7,066,610

Industrials: 0.12%

Aerospace & Defense: 0.01%
Embraer Overseas Limited	6.38	1-15-20	500,000	565,000
Empresa Brasileira de Aeronautica	5.15	6-15-22	200,000	209,500

				774,500

Commercial Services & Supplies: 0.02%
Ingersoll-Rand Global Holding Company Limited	6.88	8-15-18	250,000	307,972
Ingersoll-Rand Global Holding Company Limited	9.50	4-15-14	500,000	562,817

				870,789

Industrial Conglomerates: 0.06%
Koninklijke Philips Electronics NV	5.75	3-11-18	650,000	782,945
Philips Electronics NV	3.75	3-15-22	500,000	541,951
Philips Electronics NV	5.00	3-15-42	500,000	574,192
Philips Electronics NV	6.88	3-11-38	250,000	341,627
Tyco Electronics Group SA	7.13	10-1-37	350,000	478,979

				2,719,694

Road & Rail: 0.03%
Canadian National Railway Company	5.55	3-1-19	435,000	534,188
Canadian National Railway Company	6.20	6-1-36	200,000	276,321
Canadian Pacific Railway Company	4.45	3-15-23	200,000	221,190
Canadian Pacific Railway Company	5.75	3-15-33	360,000	409,117
Canadian Pacific Railway Company	5.95	5-15-37	65,000	78,017
Canadian Pacific Railway Company	7.25	5-15-19	65,000	81,038

				1,599,871

Materials: 0.34%

Chemicals: 0.04%
Agrium Incorporated	6.13	1-15-41	165,000	207,518
Agrium Incorporated	6.75	1-15-19	300,000	374,252
Potash Corporation of Saskatchewan Incorporated	3.75	9-30-15	560,000	604,918
Potash Corporation of Saskatchewan Incorporated	4.88	3-30-20	255,000	298,371
Potash Corporation of Saskatchewan Incorporated	5.25	5-15-14	50,000	53,721
Potash Corporation of Saskatchewan Incorporated	5.63	12-1-40	200,000	254,441
Potash Corporation of Saskatchewan Incorporated	5.88	12-1-36	75,000	98,279
Potash Corporation of Saskatchewan Incorporated	6.50	5-15-19	65,000	81,642

				1,973,142

Metals & Mining: 0.28%
ArcelorMittal	4.00	3-1-16	100,000	97,700
ArcelorMittal	4.75	2-25-17	500,000	490,059

82	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining (continued)
ArcelorMittal	5.75%	3-1-21	$500,000	$474,656
ArcelorMittal	6.13	6-1-18	600,000	595,585
ArcelorMittal	7.00	3-1-41	500,000	431,782
ArcelorMittal	7.25	10-15-39	500,000	450,548
ArcelorMittal	9.25	2-15-15	425,000	467,984
ArcelorMittal	10.10	6-1-19	1,000,000	1,140,512
Barrick Gold Corporation	3.85	4-1-22	500,000	519,359
Barrick Gold Corporation	5.25	4-1-42	500,000	544,018
BHP Billiton Limited	1.00	2-24-15	500,000	505,407
BHP Billiton Limited	1.63	2-24-17	500,000	510,026
Falconbridge Limited	6.00	10-15-15	600,000	668,257
Kinross Gold Corporation	5.13	9-1-21	200,000	204,130
Teck Resources Limited	4.50	1-15-21	350,000	369,881
Teck Resources Limited	4.75	1-15-22	202,000	217,265
Teck Resources Limited	5.20	3-1-42	500,000	480,625
Teck Resources Limited	6.00	8-15-40	175,000	183,903
Teck Resources Limited	6.25	7-15-41	300,000	332,057
Vale Overseas Limited	4.38	1-11-22	700,000	717,909
Vale Overseas Limited	4.63	9-15-20	300,000	314,798
Vale Overseas Limited	6.25	1-23-17	1,405,000	1,610,776
Vale Overseas Limited	6.88	11-21-36	1,260,000	1,483,361
Vale Overseas Limited	6.88	11-10-39	130,000	154,301
Vale Overseas Limited	8.25	1-17-34	300,000	388,626

				13,353,525

Paper & Forest Products: 0.02%
Celulosa Arauco y Constitucion SA	4.75	1-11-22	500,000	525,126
Celulosa Arauco y Constitucion SA	5.63	4-20-15	65,000	70,766
Celulosa Arauco y Constitucion SA	7.25	7-29-19	350,000	421,394

				1,017,286

Telecommunication Services: 0.60%

Diversified Telecommunication Services: 0.37%
British Telecommunications plc	5.95	1-15-18	250,000	298,348
British Telecommunications plc	9.63	12-15-30	1,150,000	1,847,907
Deutsche Telekom International Finance BV	4.88	7-8-14	300,000	318,133
Deutsche Telekom International Finance BV	5.75	3-23-16	275,000	312,844
Deutsche Telekom International Finance BV	6.00	7-8-19	500,000	607,505
Deutsche Telekom International Finance BV	8.75	6-15-30	830,000	1,224,641
Deutsche Telekom International Finance BV	9.25	6-1-32	500,000	781,180
France Telecom SA	4.38	7-8-14	1,000,000	1,057,034
France Telecom SA	5.38	7-8-19	350,000	405,892
France Telecom SA	8.50	3-1-31	925,000	1,379,050
Royal KPN NV	8.38	10-1-30	375,000	499,750
Telecom Italia Capital SA	4.95	9-30-14	1,150,000	1,167,250
Telecom Italia Capital SA	5.25	11-15-13	415,000	424,856
Telecom Italia Capital SA	5.25	10-1-15	200,000	203,000
Telecom Italia Capital SA	6.00	9-30-34	150,000	123,000
Telecom Italia Capital SA	7.18	6-18-19	1,000,000	1,045,000

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	83

Security name	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)
Telecom Italia Capital SA	7.20%	7-18-36	$500,000	$450,000
Telecom Italia Capital SA	7.72	6-4-38	500,000	466,250
Telefonica Emisiones SAU	3.73	4-27-15	470,000	457,075
Telefonica Emisiones SAU	3.99	2-16-16	710,000	683,375
Telefonica Emisiones SAU	4.95	1-15-15	430,000	433,225
Telefonica Emisiones SAU	5.13	4-27-20	445,000	406,619
Telefonica Emisiones SAU	5.46	2-16-21	500,000	460,000
Telefonica Emisiones SAU	6.42	6-20-16	500,000	511,250
Telefonica Emisiones SAU	7.05	6-20-36	550,000	508,750
Telefonica Europe BV	8.25	9-15-30	420,000	429,450
Telefonica SA	5.88	7-15-19	645,000	622,425
Telefonos de Mexico SA de CV	5.50	1-27-15	465,000	511,497

				17,635,306

Wireless Telecommunication Services: 0.23%
America Movil SAB de CV	2.38	9-8-16	750,000	778,894
America Movil SAB de CV	3.63	3-30-15	500,000	533,925
America Movil SAB de CV	5.00	3-30-20	1,000,000	1,162,902
America Movil SAB de CV	5.50	3-1-14	300,000	320,428
America Movil SAB de CV	5.63	11-15-17	450,000	532,900
America Movil SAB de CV	6.13	11-15-37	100,000	127,793
America Movil SAB de CV	6.13	3-30-40	500,000	645,933
America Movil SAB de CV	6.38	3-1-35	65,000	84,249
Rogers Communications Incorporated	6.80	8-15-18	750,000	940,541
Rogers Wireless Incorporated	6.38	3-1-14	100,000	108,347
Rogers Wireless Incorporated	7.50	3-15-15	500,000	581,066
Vodafone Group plc	1.63	3-20-17	500,000	509,738
Vodafone Group plc	3.38	11-24-15	500,000	538,434
Vodafone Group plc	4.15	6-10-14	250,000	265,168
Vodafone Group plc	4.63	7-15-18	180,000	207,792
Vodafone Group plc	5.00	12-16-13	600,000	634,120
Vodafone Group plc	5.00	9-15-15	250,000	280,177
Vodafone Group plc	5.38	1-30-15	75,000	82,964
Vodafone Group plc	5.45	6-10-19	400,000	486,767
Vodafone Group plc	5.63	2-27-17	500,000	592,923
Vodafone Group plc	6.15	2-27-37	1,000,000	1,341,974
Vodafone Group plc	7.88	2-15-30	250,000	374,642

				11,131,677

Utilities: 0.05%

Electric Utilities: 0.01%
Enersis SA	7.38	1-15-14	250,000	266,764

Independent Power Producers & Energy Traders: 0.01%
Transalta Corporation	4.75	1-15-15	400,000	418,854
Transalta Corporation	6.50	3-15-40	90,000	91,673

				510,527

84	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Multi-Utilities: 0.02%
National Grid plc	6.30%	8-1-16	$600,000	$693,135
Veolia Environment SA	6.00	6-1-18	500,000	577,539

				1,270,674

Water Utilities: 0.01%
United Utilities Incorporated	5.38	2-1-19	250,000	269,870

Total Yankee Corporate Bonds and Notes (Cost $161,537,695)				175,943,461

Other: 0.01%
Gryphon Funding Limited, Pass-Through Entity (a)(v)(i)			1,426,543	385,167

Total Other (Cost $162,054)				385,167

	Yield		Shares
Short-Term Investments: 3.69%

Investment Companies: 3.69%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.16		169,874,378	169,874,378
Wells Fargo Securities Lending Cash Investments, LLC (l)(v)(u)(r)	0.19		6,632,384	6,632,384

				176,506,762

Total Short-Term Investments (Cost $176,506,762)				176,506,762

Total investments in securities
(Cost $4,583,152,627)*	102.56%	4,901,624,845
Other assets and liabilities, net	(2.56)	(122,308,881)

Total net assets	100.00%	$4,779,315,964

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	85

±	Variable rate investment

%%	Security issued on a when-issued (TBA) basis.

¤	Security issued in zero coupon form with no periodic interest payments.

§	These securities are subject to a demand feature which reduces the effective maturity.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

@	Foreign bond principal is denominated in local currency.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(v)	Security represents investment of cash collateral received from securities on loan.

(i)	Illiquid security

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $4,585,180,634 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$345,632,197
Gross unrealized depreciation	(29,187,986)

Net unrealized appreciation	$316,444,211

The following table shows the percent of total long-term investments by geographic location as of August 31, 2012:

United States	71.22%
Japan	12.31%
United Kingdom	3.70%
France	2.50%
Germany	2.07%
Italy	2.05%
Canada	1.68%
Netherlands	0.97%
Spain	0.95%
Other	2.55%

100.00%

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	1

Security name	Shares	Value

Common Stocks: 96.21%

Consumer Discretionary: 12.54%

Auto Components: 0.71%
Aapico Hitech Public Company Limited	123,000	$79,684
Aisin Seiki Company Limited	35,200	1,119,458
Akebono Brake Industry Company Limited	22,700	114,812
Autoneum Holding AG †	164	7,644
Bharat Forge Limited	19,334	96,957
BorgWarner Incorporated «†	90,355	6,214,617
Bosch Limited	1,719	263,002
Bridgestone Corporation	119,800	2,777,151
Bridgestone Corporation ADR «†	4,725	220,138
Calsonic Kansei Corporation	41,000	197,420
Cheng Shin Rubber Industry Company Limited	503,582	1,224,025
Compagnie Generale Des Establissements Michelin Class B	17,733	1,272,476
Continental AG	6,903	686,446
Cooper Tire & Rubber Company	130,904	2,616,771
Dana Holding Corporation «	318,737	4,353,947
Denso Corporation	88,500	2,950,188
Exedy Corporation	5,000	102,305
Exide Industries Limited	78,617	189,246
Faurecia	2,019	37,204
FCC Company Limited	5,300	84,954
Futaba Industrial Company Limited †	6,100	27,892
Gentex Corporation «	103,820	1,818,926
GKN plc	150,914	511,608
Halla Climate Control Corporation	8,860	188,191
Hankook Tire Company Limited (a)	19,330	700,894
Hi-Lex Corporation	4,100	64,672
Hyundai Mobis	13,087	3,546,769
Hyundai Wia Corporation	2,855	452,925
Kayaba Industry Company Limited «	27,000	98,972
KEIHIN Corporation	9,300	121,276
Kenda Rubber Industrial Company Limited	159,577	192,338
Koito Manufacturing Company Limited	17,000	211,482
Kumho Industrial Company Limited †	24,425	74,268
Lear Corporation	70,016	2,718,721
Leoni AG	4,204	157,576
Linamar Corporation	2,422	50,688
Magna International Incorporated Class A «	19,200	828,575
Mando Corporation	2,550	361,838
Martinrea International Incorporated †	3,001	24,142
Minth Group Limited	76,000	84,663
Mitsuboshi Belting Company Limited	10,000	59,774
Musashi Seimitsu Industry Company Limited	1,900	35,600
Nan Kang Rubber Tire Company Limited †	119,957	173,822
NGK Spark Plug Company Limited	29,000	312,983
NHK Spring Company Limited	37,500	369,276
NIFCO Incorporated	6,500	152,922
Nippon Seiki Company Limited	8,000	81,436

2	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Auto Component (continued)
Nissan Shatai Company Limited	12,000	$134,721
Nissin Kogyo Company Limited	8,500	115,620
NOK Corporation	19,900	332,959
Nokian Renkaat Oyj	13,330	524,623
Pacific Industrial Company Limited	5,000	28,737
Pirelli & Company SpA	18,218	200,503
Press Kogyo Company Limited	13,000	51,804
Rieter Holding AG	164	24,204
Riken Corporation	27,000	104,489
Sanden Corporation	14,000	40,411
Showa Corporation	13,400	115,867
Somboon Advance Technology PCL	104,216	98,945
Stanley Electric Company Limited	28,700	424,113
Sumitomo Rubber Industries	33,200	404,956
Tachi-S Company Limited	3,600	67,866
Takata Corporation	5,600	104,926
Tenneco Automotive Incorporated †	109,700	3,331,589
Thai Stanley Electric PCL	13,600	92,446
Tokai Rika Company Limited	8,200	122,432
Tokai Rubber Industries Incorporated	6,500	69,321
Tong Yang Industry Company Limited	97,926	93,182
Topre Corporation	4,200	36,638
Toyo Tire & Rubber Company Limited	50,000	135,385
Toyota Boshoku Corporation	11,900	136,638
Toyota Gosei Company Limited	14,500	299,464
Toyota Industries Corporation	38,400	1,078,996
TRW Automotive Holdings Corporation †	69,900	3,055,329
TS Tech Company Limited	7,600	137,061
UMW Holdings Berhad	137,800	449,851
Unipres Corporation	5,100	140,112
Valeo SA	7,819	369,835
Xinyi Glass Holding Company Limited	456,149	208,785
Yarnapund PCL †(a)	1,551,500	14,359
Yokohama Rubber Company Limited	65,000	483,173

		51,060,014

Automobiles: 0.99%
Bajaj Auto	14,575	423,743
Bayerische Motoren Werke AG	29,701	2,154,057
Brilliance China Automotive Holdings Limited †	568,000	555,114
BYD Company Limited †	119,000	207,438
China Motor Company Limited	198,150	181,273
Chongqing Changchun Automobile Class B	43	15
Daihatsu Motor Company Limited	38,000	619,784
Daimler AG	89,706	4,400,456
Dongfeng Motor Group Company Limited	598,000	774,105
Fiat Industrial	78,164	787,009
Fiat SpA †	84,699	461,507

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	3

Security name	Shares	Value

Automobiles (continued)
Fleetwood Corporation Limited	5,415	$63,274
Ford Otomotiv Sanayi AS	8,512	83,520
Fuji Heavy Industries Limited	117,000	935,462
Geely Automobile Holdings Limited «	780,000	250,414
General Motors Company †	79,800	1,703,730
Ghabbour Auto	3,188	12,182
Guangzhou Automobile Group Company Limited	493,454	344,198
Hero Honda Motors Limited	20,559	651,605
Honda Motor Company Limited	316,800	10,002,294
Honda Motor Company Limited ADR	25	797
Hyundai Motor Company Limited	27,547	5,838,981
Isuzu Motors Limited	224,000	1,141,529
Kia Motors Corporation	55,867	3,648,558
Mahindra & Mahindra Limited	52,028	713,801
Mahindra & Mahindra Limited GDR	20,144	273,958
Maruti Suzuki India Limited	28,721	590,323
Mazda Motor Corporation †	496,000	595,491
Mitsubishi Motors Corporation †	631,000	588,326
Nissan Motor Company Limited	418,100	3,898,244
Oriental Holdings Berhad	28,320	70,517
Peugeot SA †	32,389	245,044
PT Astra International Incorporated TBK	3,992,940	2,826,675
Renault SA	18,761	877,004
Suzuki Motor Corporation	77,700	1,417,148
Tan Chong Motor Holdings Berhad	87,300	126,850
Tata Motors Limited	164,889	694,535
Tata Motors Limited Differential Voting Rights A Shares	119,486	293,425
Tesla Motors Incorporated «†	41,700	1,189,284
Tofas Turk Otomobil Fabrikasi AS	12,763	61,738
Toyota Motor Corporation	520,714	20,583,815
Volkswagen AG	2,854	464,874
Yamaha Motor Company Limited	54,900	475,410
Yue Loong Motor	230,929	419,436
Zhongsheng Group Holdings Limited	140,000	175,994

		71,822,937

Distributors: 0.22%
Canon Marketing Japan Incorporated	10,300	141,946
CFAO	4,172	195,628
D’ieteren SA NV	1,530	67,663
Delek Automotive Systems Limited	1,187	6,372
Genuine Parts Company «	105,779	6,681,002
Hanwha Corporation (Korea)	11,460	332,803
Imperial Holding Limited	47,334	1,149,975
Inchcape plc	38,717	226,542
Jardine Cycle & Carriage Limited	15,439	573,342
JFE Shoji Trade Corporation	19,000	65,279
LG International Corporation	5,460	195,855
Li & Fung Limited	1,040,530	1,690,403
Pacific Brands Limited	88,865	56,005

4	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Distributors (continued)
Pool Corporation «	106,300	$4,187,157
Schneider Electric Infrastructure Limited	5,981	9,338
Tat Hong Holdings Limited	7,000	6,542
Uni-Select Incorporated	432	10,965
Yokohama Reito Company	7,100	56,405

		15,653,222

Diversified Consumer Services: 0.42%
Arbitron Incorporated	47,600	1,674,092
Benesse Corporation	17,200	851,268
Coinstar Incorporated «†	57,462	2,937,457
Corporate Executive Board Company	60,400	2,812,224
DeVry Incorporated «	37,100	716,401
Educomp Solutions Limited	5,295	13,774
H & R Block Incorporated	194,011	3,212,822
Hillenbrand Incorporated	137,686	2,494,870
InvoCare Limited	16,803	154,851
Itausa Investimentos Itau SA	41,648	264,878
Navitas Limited «	29,257	129,371
New Oriental Education & Technology Group Incorporated «	17,412	242,027
Raffles Education Corporation Limited	55,177	15,272
Regis Corporation «	128,295	2,310,593
Service Corporation International «	474,743	6,190,649
Sotheby’s Holdings Incorporated «	126,400	3,951,264
Strayer Education Incorporated «	23,241	1,505,552
Weight Watchers International Incorporated	13,700	654,449

		30,131,814

Hotels, Restaurants & Leisure: 1.86%
A-Max Holdings Limited †(a)	83,500	657
Accor SA	17,004	539,182
Accordia Golf Company Limited	241	153,905
Ajisen China Holdings Limited	67,200	41,242
Aristocrat Leisure Limited	103,978	285,750
Autogrill SpA	5,082	43,339
Bally Technologies Incorporated †	80,609	3,570,173
Banyan Tree Holdings Limited †	13,000	5,945
Berjaya Land Berhad	210,400	53,871
Berjaya Sports Toto Berhad	110,350	155,751
Bob Evans Farms Incorporated «	1,361	53,542
Brinker International Incorporated	165,490	5,702,785
Cafe de Coral Holdings Limited	52,000	145,153
Carnival Corporation	47,700	1,654,236
Carnival plc	16,563	567,808
CEC Entertainment Incorporated	37,500	1,114,125
Chipotle Mexican Grill Incorporated †	24,994	7,214,268
Compass Group plc	192,709	2,169,492
Cracker Barrel Old Country Store Incorporated	41,700	2,626,266
Crown Limited	72,900	676,343

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	5

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
Darden Restaurants Incorporated «	89,100	$4,628,745
Domino’s Pizza Incorporated	100,400	3,558,176
Doutor Nichires Holdings Company Limited	5,200	64,357
Echo Entertainment Group Limited	134,190	565,644
Egyptian For Tourism Resorts †	16,982	3,451
EIH Limited	57,568	79,638
Enterprise Inns plc †	26,791	24,248
Flight Centre Limited «	11,645	287,542
Formosa International Hotels Corporation	13,510	147,951
Fujita Kanko Incorporated	30,000	99,623
Galaxy Entertainment Group Limited †	255,000	724,960
Gaylord Entertainment Company «†	92,700	3,758,058
Genting Berhad	521,200	1,504,632
Genting Hong Kong Limited †	327,000	108,776
Genting Singapore plc	1,010,320	1,106,367
Grand Korea Leisure Company Limited	10,260	260,880
Great Canadian Gaming Corporation †	676	6,878
Greene King plc	17,051	150,669
H.I.S Company Limited	3,400	117,509
Hong Kong & Shanghai Hotels Limited	94,530	114,568
Hotel Properties Limited	6,000	12,226
Hotel Shilla Company Limited	5,700	269,772
Hyatt Hotels Corporation Class A †	81,784	3,102,067
Imperial Hotel Limited	3,200	98,581
Indian Hotels Company Limited	66,498	70,533
Intercontinental Hotels Group plc	30,560	778,822
International Game Technology	203,830	2,505,071
International Speedway Corporation Class A	55,500	1,476,855
Intralot SA-Integrated Lottery Systems & Services	4,444	5,170
Jack in the Box Incorporated «†	97,800	2,551,602
Jollibee Foods Corporation	74,880	177,968
Kangwon Land Incorporated	23,150	473,355
Kappa Create Company Limited	2,100	46,992
Kentucky Fried Chicken (Japan) Limited	2,100	55,118
KFC Holdings Malaysia Berhad	22,464	27,464
Kisoji Company Limited	3,500	73,894
Kuoni Reisen Holding AG	214	53,214
Ladbrokers plc	95,658	257,758
Las Vegas Sands Corporation	82,355	3,491,028
Life Time Fitness Incorporated †	73,005	3,466,277
Lottomatica SpA	2,688	55,989
Marriott International Incorporated Class A «	60,600	2,283,408
Marriott Vacations Worldwide Corporation †	55,460	1,781,375
Marston’s plc	27,687	48,887
McDonald’s Corporation	127,314	11,393,330
McDonald’s Holdings Company (Japan) Limited	12,400	351,593
Melco International Development Limited	84,000	68,015
MGM China Holdings Limited	177,200	291,984
MGM Resorts International «†	246,500	2,430,490

6	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
Millennium & Copthorne Hotels plc	18,690	$142,538
Minor International PCL ADR	105,270	49,385
Mitchells & Butlers plc †	19,207	82,039
MOS Food Services Incorporated	4,500	90,466
Ohsho Food Service Corporation	1,600	40,667
Opap SA	18,417	128,334
Orbis SA	2,450	26,095
Orient Express Hotels Limited Class A «†	191,363	1,682,081
Oriental Land Company Limited	10,300	1,389,207
Paddy Power plc	4,093	289,327
Panera Bread Company †	21,649	3,353,430
Papa John’s International Incorporated †	33,000	1,699,170
PartyGaming plc	58,620	87,588
Penn National Gaming Incorporated «†	49,300	1,936,997
Pinnacle Entertainment Incorporated «†	136,204	1,507,778
Plenus Company Limited	2,000	35,277
Punch Taverns plc †	32,370	3,495
Resorts World Berhad	621,815	702,515
RESORTTRUST Incorporated	5,780	108,668
Restaurant Group plc	15,681	82,043
Rexcapital Financial Holdings Limited	625,000	44,321
Round One Corporation	8,500	41,363
Royal Caribbean Cruises Limited «	95,700	2,585,814
Royal Holdings Company Limited	5,300	63,496
Saizeriya Company Limited	4,700	72,095
Sands China Limited	419,923	1,483,492
Scientific Games Corporation Class A †	121,700	892,061
Shangri-La Asia Limited	274,166	513,269
Six Flags Entertainment Corporation «	100,500	5,550,615
SJM Holdings Limited	305,000	642,565
Sky City Entertainment Group Limited	108,949	331,737
Sodexho Alliance SA	8,557	676,669
Spirit Pub Company plc	32,370	28,655
St. Marc Holdings Company Limited	1,200	44,432
Starwood Hotels & Resorts Worldwide Incorporated	156,400	8,622,332
Tabcorp Holdings Limited	128,196	386,741
Tattersall’s Limited	239,306	672,490
Thomas Cook Group plc	84,009	21,676
Tim Hortons Incorporated	14,344	724,658
Tokyo Dome Corporation †	28,000	86,544
Tokyotokeiba Company Limited	12,000	16,859
Transat A.T. Incorporated Class A †	1,458	5,680
TUI AG †	6,630	51,887
TUI Travel plc	61,222	205,797
Vail Resorts Incorporated «	65,220	3,362,091
Watami Food Service Company	3,900	86,971
Wendy’s Company	677,708	2,893,813
Wetherspoon (J.D.) plc	2,154	15,319
Whitbread plc	19,518	660,123
William Hill plc	55,680	265,500

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	7

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide Corporation «	97,483	$5,082,764
Wynn Macau Limited	230,400	528,771
Wynn Resorts Limited	18,237	1,881,511
Yoshinoya D&C Company Limited «	118	153,123
Zensho Company Limited «	11,700	150,929

		134,068,606

Household Durables: 0.88%
Alpine Electronics Incorporated	3,700	35,774
Arcelik AS	78,008	431,377
Arnest One Corporation	3,700	54,346
Barratt Developments plc †	67,471	160,701
Bellway plc	9,497	131,044
Berkeley Group Holdings plc †	11,306	259,230
Bovis Homes Group plc	9,917	74,513
Casio Computer Company Limited «	51,600	373,679
Chofu Seisakusho Company Limited	3,500	79,124
Cleanup Corporation	5,200	36,196
Corona Corporation	2,000	26,209
Dorel Industries Incorporated Class B	1,167	38,772
DR Horton Incorporated «	184,731	3,508,042
Ekornes ASA	800	11,734
Electrolux AB Class B	25,871	626,636
Foster Electric Company Limited	2,400	38,378
France Bed Holdings Company Limited	27,000	58,624
Funai Electric Company Limited	2,100	27,492
Garmin Limited «	84,700	3,417,645
GUD Holdings Limited	7,598	67,038
Haier Electronics Group Company †	170,000	200,117
Harman International Industries Incorporated	132,070	6,079,182
Haseko Corporation †	225,000	140,814
Hitachi Koki Company Limited	5,000	37,103
Husqvarna AB A Shares	1	5
Husqvarna AB B Shares	37,065	177,707
JM AB «	8,886	152,635
JVC Kenwood Holdings Incorporated	13,400	47,237
Leggett & Platt Incorporated	95,119	2,258,125
Lennar Corporation Class A «	109,000	3,534,870
LG Electronics Incorporated	20,376	1,264,268
M.D.C. Holdings Incorporated	80,100	2,777,868
Matsunichi Communication Holdings Limited †	326,000	188,725
Matsushita Electric Industrial Company Limited	400,210	2,719,353
Mohawk Industries Incorporated †	43,500	3,134,175
Newell Rubbermaid Incorporated	202,519	3,631,166
Nexity SA	1,566	38,291
Nobia AB †	5,775	20,058
NVR Incorporated †	3,834	3,175,242
Panahome Corporation	18,000	103,225
Peace Mark Holdings Limited †(a)	10,000	0

8	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Household Durables (continued)
Persimmon plc	31,295	$346,849
Pioneer Corporation †«	38,600	102,052
Redrow plc †	3,458	8,516
Rinnai Corporation	7,000	509,611
Ryland Group Incorporated «	96,700	2,592,527
Sangetsu Company Limited	5,200	134,823
SEB SA	3,036	211,517
Sekisui Chemical Company Limited	94,000	768,376
Sekisui House Limited	107,000	1,001,737
Sharp Corporation «	179,000	452,673
Skyworth Digital Technology Company Limited	237,413	97,035
Sony Corporation	172,094	1,936,456
Stanley Black & Decker Incorporated	134,188	8,826,887
Steinhoff International Holdings Limited «	238,202	744,682
Sumitomo Foresting	31,600	261,938
Takamatsu Corporation	900	17,128
Tatung Company Limited †	394,770	80,665
Taylor Woodrow plc	300,372	244,435
Technicolor †	5,241	13,105
Techtronic Industries Company	164,500	249,848
Tempur-Pedic International Incorporated «†	46,400	1,449,536
TOA Corporation	1,000	7,357
Tomtom NV †	4,700	20,632
Turk Sise Ve Cam Fabrikalari AS	74,196	108,896
Videocon Industries Limited	16,162	51,065
Vodone Limited	587,400	49,228
Welling Holding Limited	102,800	13,917
Whirlpool Corporation	51,200	3,863,552
Woongjin Coway Company Limited	11,040	381,906

		63,683,669

Internet & Catalog Retail: 0.67%
Amazon.com Incorporated †	73,327	18,201,961
Askul Corporation	2,300	30,140
ASOS plc †	7,672	222,930
Belluna Company Limited	3,000	24,791
CDON Group †	4,115	23,240
CJ O Shopping Company Limited	949	181,499
Dena Company Limited «	18,600	517,887
Expedia Incorporated «	66,700	3,425,712
Home Retail Group «	62,866	93,683
HSN Incorporated	73,487	3,309,120
Hyundai Home Shopping Network	1,833	185,784
Liberty Interactive Corporation Series A	389,087	7,096,947
Liberty Ventures Series A †	18,964	872,154
N Brown Group plc	13,911	59,131
Netflix Incorporated «†	42,326	2,527,709
Nissen Company Limited	2,200	8,795
Priceline.com Incorporated †	10,396	6,285,110

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	9

Security name	Shares	Value

Internet & Catalog Retail (continued)
Rakuten Incorporated	126,700	$1,223,388
Senshukai Company Limited	1,800	11,380
Shutterfly Incorporated «†	60,000	1,785,000
Start Today Company Limited «	12,500	181,685
TripAdvisor Incorporated «†	66,700	2,230,448
Wotif.com Holdings Limited «	18,653	83,059

		48,581,553

Leisure Equipment & Products: 0.35%
Altek Corporation	88,623	47,491
Amer Sports Oyj	13,925	169,456
Aruze Corporation	4,400	93,344
Asia Optical Company Incorporated †	14,239	14,452
Beneteau SA	1,319	14,201
Brunswick Corporation «	193,100	4,574,539
Fields Corporation	7	10,764
Giant Manufacturing Company Limited	62,687	316,041
Hasbro Incorporated «	81,421	3,054,102
Heiwa Corporation	9,000	157,366
Mars Engineering Corporation	600	14,369
Mattel Incorporated «	230,095	8,085,538
Mizuno Corporation	17,000	82,943
Namco Bandai Holdings Incorporated	41,200	652,507
Nikon Corporation	64,900	1,783,828
Polaris Industries Incorporated «	49,556	3,726,116
Roland Corporation	800	5,977
Sankyo Company Limited	10,300	475,567
Sega Sammy Holdings Incorporated	38,000	784,801
Shimano Incorporated	14,400	1,037,308
Tamron Company Limited	2,700	89,454
Tomy Company Limited	14,100	80,139
Yamaha Corporation	28,000	281,091
Young Optics Incorporated	14,000	41,134

		25,592,528

Media: 2.47%
Aegis Group plc	87,857	331,322
Agora SA	5,097	10,611
Aimia Incorporated	12,821	188,592
Amalgamated Holdings Limited	15,058	102,366
AMC Networks Incorporated A †	92,485	3,638,360
Antena 3 de Television SA	1,425	6,130
APN News & Media Limited	43,393	12,777
Arnoldo Mondadori Editore SpA †	1,753	2,425
Asatsu-DK Incorporated	5,100	130,993
Astral Media Incorporated	3,649	175,278
Avex Group Holdings Incorporated	4,600	82,547
Axel Springer AG	4,131	187,938
BEC World PCL	121,700	201,959

10	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Media (continued)
British Sky Broadcasting plc	100,988	$1,220,293
Cablevision Systems Corporation	155,600	2,326,220
Carsales.com Limited «	34,330	258,207
CBS Corporation Class B	74,524	2,708,202
Charter Communication Incorporated †	29,773	2,316,339
Cheil Worldwide Incorporated	14,790	263,962
Cinemark Holdings Incorporated	71,400	1,672,188
Cineplex Incorporated «	8,140	245,666
CJ E&M Corporation †	6,785	171,625
Cogeco Cable Incorporated	1,258	46,798
Comcast Corporation Class A	257,300	8,627,269
Comcast Corporation Special Class A	71,000	2,333,770
Corus Entertainment Incorporated Class B «	12,391	290,998
CyberAgent Incorporated	63	128,502
Cyfrowy Polsat SA †	25,219	104,702
Daiichikosho Company Limited	6,800	155,984
Daily Mail & General Trust plc	23,399	178,154
Dentsu Incorporated	36,800	934,394
DIRECTV †	134,811	7,022,305
Discovery Communications Incorporated Class A «†	112,102	6,147,674
Discovery Communications Incorporated Class C †	3,073	159,212
DISH Network Corporation	139,800	4,472,202
Dreamworks Animation SKG Incorporated Class A «†	151,700	2,574,349
Eniro AB †	5,208	7,432
eSun Holdings Limited †	3,000	356
Eutelsat Communications	12,030	369,810
Fairfax Media Limited «	282,762	122,697
Focus Media Holding Limited «	13,664	328,619
Fuji Television Network Incorporated	61	94,895
Gannett Company Incorporated	159,918	2,440,349
Gestevision Telecinco SA	9,624	52,899
GFK SE	2,287	101,112
Grupo Televisa SA	637,802	2,917,587
Hakuhodo DY Holdings Incorporated	5,620	368,230
Havas SA «	33,703	171,050
Hot Telecommunication System Limited	1,205	11,407
Informa plc	60,450	390,469
Interpublic Group of Companies Incorporated	293,483	3,122,659
Ipsos	1,688	50,298
ITV plc	282,936	374,234
JC Decaux SA	5,375	122,639
John Wiley & Sons Incorporated	93,749	4,625,576
Jupiter Telecommunications Company Limited	363	370,441
Kabel Deutschland Holding AG †	8,320	551,500
Kadokawa Group Holdings Incorporated «	3,300	90,535
Lagardere SCA	10,820	304,102
Lamar Advertising Company «†	109,738	3,634,523
Liberty Global Incorporated Series A †	105,948	5,855,746
Liberty Global Incorporated Series C †	92,851	4,845,894

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	11

Security name	Shares	Value

Media (continued)
Liberty Media Corporation †	92,626	$9,659,039
Live Nation Incorporated «†	347,355	2,959,465
M3 Incorporated	34	179,999
M6 Metropole Television	2,718	41,195
Madison Square Garden Incorporated Class A †	113,500	4,790,835
McGraw-Hill Companies Incorporated	35,900	1,838,080
Media Nusantara Citra TBK PT	800,000	178,291
Mediaset SpA	43,712	87,640
Meredith Corporation «	79,700	2,595,032
Modern Times Group B Shares	4,115	187,972
Morningstar Incorporated	19,104	1,134,969
Naspers Limited	86,321	5,023,321
New York Times Company Class A «†	270,768	2,488,358
News Corporation Class A	211,804	4,954,096
News Corporation Class B	50,518	1,189,699
Nielsen Holdings NV †	52,081	1,460,351
Nippon Television Network Corporation	740	102,170
Omnicom Group Incorporated	34,300	1,761,991
PagesJaunes SA †	5,117	9,146
Pearson plc	84,264	1,598,894
Premiere AG †	48,593	168,936
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	7,553	21,090
Publicis Groupe	13,759	714,135
Publishing & Broadcasting Limited	41,433	147,682
Quebecor Incorporated	3,441	123,223
REA Group Limited	14,191	230,184
Reed Elsevier NV-Netherlands	63,540	829,576
Reed Elsevier plc-United Kingdom	118,539	1,111,453
Regal Entertainment Group Class A «	174,493	2,425,453
Rightmove plc	11,307	288,698
RTL Group	1,962	178,126
Sanoma Oyj «	4,610	41,749
Schibsted ASA	8,244	294,746
Scholastic Corporation «	49,100	1,500,005
Scripps Networks Interactive Incorporated	66,064	3,904,382
Seat Pagine Gialle SpA †	259	4
SES SA	26,852	691,025
Shaw Communications Incorporated Class B «	37,500	766,929
Shochiku Company Limited «	24,000	233,578
Singapore Press Holdings Limited	289,000	920,441
SKY Network Television Limited	30,911	125,660
Sky Perfect JSAT Holdings Incorporated	468	209,209
Societe Television Francaise 1	10,997	102,772
Star Publications Limited	33,600	34,842
Sun TV Network Limited	10,107	52,802
Television Broadcasts Limited	55,000	397,114
Ten Network Holdings Limited	143,133	56,933
Thomson Corporation «	34,752	986,417
Time Warner Cable Incorporated	38,824	3,448,348

12	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Media (continued)
Time Warner Incorporated	116,679	$4,848,012
Toei Company Limited	16,000	77,042
Toho Company Limited Tokyo	23,900	415,453
Tokyo Broadcasting System Incorporated	5,700	58,532
Torstar Corporation	11,855	103,667
TV Asahi Corporation	9	12,599
TVN SA	16,466	34,827
United Business Media Limited	19,504	208,734
Valassis Communications Incorporated «†	92,100	2,308,947
Viacom Incorporated Class B	64,863	3,243,799
Virgin Media Incorporated «	219,800	6,059,886
Vivendi SA	129,379	2,537,006
Vodacom Group Proprietary Limited	65,579	834,897
Walt Disney Company	208,508	10,314,891
Washington Post Company Class B «	3,400	1,198,500
West Australian Newspapers Holding Limited	144,989	219,450
Wolters Kluwer NV	33,251	598,070
WPP plc	130,482	1,688,566
Yell Group plc †	98,003	1,867
Yellow Media Incorporated	45,019	2,740
Zee Entertainment Enterprises Limited	102,539	301,303
Zenrin Company Limited	5,000	56,389

		178,126,604

Multiline Retail: 0.71%
Aeon Company (m) Berhad	41,400	137,271
Big Lots Incorporated «†	120,337	3,663,058
Canadian Tire Corporation Limited	7,500	542,252
David Jones Limited «	79,219	198,065
Debenhams plc	147,783	226,444
Dollar General Corporation †	46,000	2,349,220
Dollar Tree Incorporated †	182,784	8,804,705
Dollarama Incorporated	4,058	244,118
Don Quijote Company Limited	9,000	327,722
Far Eastern Department Stores Company Limited	176,647	173,692
Foschini Limited	33,458	537,526
Fuji Company Limited	3,300	74,645
Golden Eagle Retail Group Limited	71,000	130,174
H2O Retailing Corporation	28,000	295,396
Harvey Norman Holdings Limited «	97,512	206,526
Hyundai Department Store Company Limited	3,673	461,300
Intime Department Store Group Company Limited	238,500	245,082
Isetan Mitsukoshi Holdings Limited	70,000	729,549
Izumi Company Limited	13,100	253,316
J. Front Retailing Company Limited	86,800	433,473
JCPenney Company Incorporated «	102,900	2,683,632
Kohl’s Corporation	28,900	1,508,580
Lifestyle International Holdings Limited	119,500	261,312
Lotte Shopping Company Limited	2,202	620,063

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	13

Security name	Shares	Value

Multiline Retail (continued)
Macy’s Incorporated	56,912	$2,294,123
Marks & Spencer Group plc	149,257	847,978
Marui Company Limited	48,100	352,019
Matsuya Company Limited †	4,900	47,877
Metro Holdings Limited	163,200	100,813
Myer Holdings Limited	86,996	178,861
New World Department Store China Limited	150,000	81,421
Next plc	17,446	990,334
Nordstrom Incorporated	107,700	6,228,291
Pantaloon Retail India Limited	16,821	41,898
Parco Company Limited «	3,000	32,952
Parkson Holdings Berhad	118,700	177,794
Parkson Retail Group Limited	171,000	138,900
PCD Stores Limited	556,000	37,994
Pinault-Printempts-Redoute SA	6,883	1,075,254
Robinson Department Store PCL	188,400	371,269
Ryohin Keikaku Company Limited «	3,600	221,393
SACI Falabella	251,578	2,283,882
Saks Incorporated «†	234,292	2,752,931
Sears Canada Incorporated †	655	6,784
Sears Holdings Corporation «	35,301	1,862,128
Stockmann Oyj ABP	1,375	25,752
Takashimaya Company Limited	49,000	349,844
Target Corporation	73,800	4,729,842
The Daiei Incorporated †	2,400	5,303
Warehouse Group Limited	10,254	23,067
Woolworths Holdings Limited	127,789	912,453

		51,278,278

Specialty Retail: 2.02%
ABC-Mart Incorporated	4,200	175,682
Abercrombie & Fitch Company Class A «	64,900	2,335,751
Advance Auto Parts Incorporated	55,996	3,982,436
Aeropostale Incorporated †	171,700	2,391,781
Alpen Company Limited	700	13,482
American Eagle Outfitters Incorporated	130,202	2,895,692
Ann Incorporated †	106,576	3,791,974
AOKI Holdings Incorporated	3,300	70,135
Aoyama Trading Company Limited	9,000	176,678
Autobacs Seven Company Limited	5,500	259,212
AutoNation Incorporated «†	23,379	939,836
AutoZone Incorporated †	6,200	2,242,168
Bed Bath & Beyond Incorporated †	51,200	3,439,104
Belle International Holdings Limited	963,000	1,738,278
Best Buy Company Incorporated «	189,700	3,365,278
Best Denki Company Limited †	8,000	13,590
Carpetright plc †	2,534	27,039
Carphone Warehouse Group plc	20,849	48,002
Cato Corporation	58,137	1,707,484

14	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Specialty Retail (continued)
Chico’s FAS Incorporated	363,195	$6,878,913
Children’s Place Retail Stores Incorporated †	43,998	2,505,246
Chiyoda Company Limited	8,400	215,002
Chow Sang Sang Holdings International Limited	56,000	113,214
Chow Tai Fook Jewellery Group	230,800	276,152
Cocokara Fine Incorporated	7,400	255,283
Collective Brands Incorporated «†	136,300	2,949,532
DCM Japan Holdings Company Limited	27,000	177,598
Dick’s Sporting Goods Incorporated	72,907	3,627,852
Dickson Concepts International Limited	36,000	19,031
Douglas Holding AG	1,280	57,798
DSG International plc †	172,361	48,031
Dufry Group REG †	2,183	266,615
Edion Corporation «	14,400	63,268
Esprit Holdings Limited	195,237	298,546
Express Incorporated †	160,700	2,508,527
Fast Retailing Company Limited	13,500	3,150,201
Fielmann AG	776	70,520
Foot Locker Incorporated	106,935	3,696,743
Fourlis Holdings SA †	1,820	2,058
Game Group plc (a)	12,093	0
Gamestop Corporation Class A «	93,700	1,787,796
Gap Incorporated	49,000	1,755,180
Genesco Incorporated †	44,000	3,108,600
GEO Company Limited	102	120,245
Giordano International Limited	338,000	261,041
GOME Electrical Appliances Holding Limited	2,195,000	189,616
Grupo Elektra SA de CV	16,244	650,803
Guess? Incorporated «	41,900	1,091,914
Gulliver International Company Limited	560	16,808
Halfords Group	10,381	38,670
Hengdeli Holdings Limited «	360,000	94,689
Hennes & Mauritz AB Class B	92,590	3,350,029
Hikari Tsushin Incorporated	5,300	265,355
HMV Group plc †	6,422	338
Home Depot Incorporated	193,130	10,960,128
Hotai Motor Company Limited	100,000	721,178
Industria de Diseno Textil SA	21,730	2,416,421
IT City Public Company Limited	172,900	40,280
JB Hi-Fi Limited «	13,916	131,265
Joshin Denki Company Limited	5,000	57,028
Jumbo SA	3,484	15,557
K’s Holdings Corporation	9,400	267,611
Keiyo Company Limited	2,000	12,108
Kesa Electricals plc	21,336	15,669
Kingfisher plc	235,574	1,030,899
Komeri Company Limited	5,000	126,253
Lowe’s Companies Incorporated	145,600	4,146,688
Luk Fook Holdings International Limited	40,000	102,218

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	15

Security name	Shares	Value

Specialty Retail (continued)
Men’s Wearhouse Incorporated	112,442	$3,553,167
Mr Price Group Limited	37,374	605,332
Nafco Company Limited	1,400	24,515
Nishimatsuya Chain Company Limited	8,400	67,591
Nitori Company Limited	7,600	761,019
O’Reilly Automotive Incorporated †	100,106	8,504,005
Office Depot Incorporated †	542,600	830,178
Osim International Limited	17,515	17,775
Paris Miki Incorporated	3,500	20,787
Point Incorporated	2,680	96,048
Pou Sheng International Holdings Limited †	282,000	20,725
Praktiker Bau Und Heimwerkermaerkte AG †	3,061	4,836
Premier Investments Limited	6,871	34,997
Reitman’s Canada Limited Class A	2,386	30,256
Rent-A-Center Incorporated	125,382	4,423,477
Right On Company Limited	1,000	8,851
RONA Incorporated	10,259	133,734
Ross Stores Incorporated	46,598	3,224,116
Sa Sa International Holdings Limited	112,000	73,213
Sally Beauty Holdings Incorporated †	108,640	2,987,600
Sanrio Company Limited «	11,000	378,632
Shimachu Company Limited	6,800	140,612
Shimamura Company Limited	4,400	522,077
Signet Jewelers Limited-United Kingdom Exchange	1,261	57,425
Staples Incorporated «	83,700	914,004
Super Cheap Auto Group Limited	24,186	198,653
Tiffany & Company «	99,600	6,170,220
TJX Companies Incorporated	157,500	7,211,925
Tractor Supply Company	55,175	5,268,109
Truworths International Limited	82,515	935,327
Ulta Salon Cosmetics & Fragrance Incorporated	44,800	4,211,200
United Arrows Limited	4,100	119,395
Urban Outfitters Incorporated †	89,413	3,356,564
USS Company Limited	5,220	560,702
Valora Holding AG	366	58,962
WH Smith Public Limited Corporation	7,923	75,546
Xebio Company Limited	4,100	86,352
Yamada Denki Company Limited	17,620	848,425

		146,104,471

Textiles, Apparel & Luxury Goods: 1.24%
Adidas-Salomon AG	19,806	1,549,775
ANTA Sports Products Limited	127,000	75,159
ASICS Corporation	43,800	577,324
Atsugi Company Limited	8,000	9,298
Billabong International Limited	56,684	79,060
Bosideng International Holdings Limited	500,000	137,959
Burberry Group plc	41,524	892,086
Carter’s Incorporated †	92,500	5,153,175

16	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
China Dongxiang Group Company	272,000	$27,004
China Hongxing Sports Limited †(a)	37,000	0
Christian Dior SA	4,809	685,929
Coach Incorporated	60,486	3,516,051
Compagnie Financiere Richemont SA «	51,972	3,187,347
Daidoh Limited	1,200	7,909
Daiwabo Company Limited	29,000	51,114
Deckers Outdoor Corporation «†	29,498	1,460,741
Descente Limited	3,000	17,089
Far Eastern Textile Company Limited	734,790	772,792
Fibrechem Technologies Limited †(a)	20,000	0
Formosa Taffeta Company Limited	209,000	190,501
Fossil Incorporated †	40,249	3,419,153
Geox SpA	950	2,399
Gildan Activewear Incorporated	10,931	331,562
Gunze Limited	19,000	48,049
Hanesbrands Incorporated †	208,358	6,757,050
Hermes International	1,058	304,676
Hugo Boss AG	1,564	144,609
Iconix Brand Group Incorporated «†	148,200	2,771,340
Indorama Ventures PCL	398,233	365,381
Jaybharat Textiles & Real Estate Limited †(a)	15,488	26,133
Jones Group Incorporated	170,600	2,161,502
Kurabo Industries Limited	19,000	31,305
Li Ning Company Limited	79,500	38,131
LPP SA	207	193,616
Luxottica Group SpA	12,870	469,449
LVMH Moet Hennessy Louis Vuitton SA	25,015	4,084,010
Michael Kors Holdings Limited †	33,219	1,792,165
Ng2 SA	3,479	58,783
Nike Incorporated Class B	76,600	7,457,776
Nisshinbo Industries Incorporated	22,000	138,246
Onward Kashiyama Company Limited	20,000	149,946
Pandora AS	4,743	64,090
Peak Sport Products Limited	198,000	30,379
Ports Design Limited	33,000	25,997
Pou Chen Corporation	683,600	659,612
Prime Success International Group Limited	130,000	130,068
Puma AG Rudolf Dassler Sport	229	66,623
PVH Corporation	51,230	4,810,497
Ralph Lauren Corporation	48,580	7,707,217
Ruentex Industries Limited	93,549	181,782
Sanyo Shokai Limited	5,000	15,263
Seiko Holdings Corporation Class C †	12,000	33,106
Seiren Company Limited	20,900	143,613
Shenzhou International Group Holdings Limited	77,000	126,878
Stella International	82,000	195,380
Steven Madden Limited †	76,900	3,300,548
Swatch Group AG	3,279	1,342,237

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	17

Security name	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Swatch Group AG - Bearer Shares	4,901	$346,258
Tainan Spinning Company Limited	342,495	152,660
Texwinca Holdings Limited	100,000	81,357
The Japan Wool Textile Company Limited	13,000	93,646
Titan Industries Limited	90,683	359,227
Tod’s SpA	810	86,243
Toyobo Company Limited	116,000	124,452
Trinity Limited	202,000	131,525
TSI Holdings Company Limited	11,000	70,107
Under Armour Incorporated «†	153,596	8,940,823
Unitika Limited †	168,000	83,684
VF Corporation	18,129	2,767,936
Wacoal Corporation	21,000	234,958
Warnaco Group Incorporated †	76,618	3,939,698
Wolverine World Wide Incorporated «	87,640	4,121,709
Xtep International Holdings Limited	154,500	56,374
Yue Yuen Industrial Holdings Limited	130,500	376,898

		89,936,439

Consumer Staples: 7.43%

Beverages: 1.61%
Anadolu Efes Biracilik Ve Malt Sanayii AS	34,632	483,538
Anheuser-Busch InBev NV VVPR Strip †	6,960	18
Asahi Breweries Limited	81,800	1,979,833
Britvic plc	18,843	95,624
Brown-Forman Corporation Class A	19,584	1,218,321
Brown-Forman Corporation Class B	99,621	6,385,706
C&C Group plc	39,321	178,296
Carlsberg AS	9,143	791,735
Carlsberg Brewery Malaysia Berhad	27,300	106,771
Cia Cervecerias Unidas SA	31,026	405,695
Cia de Bebidas das Americas	49,595	1,558,044
Coca-Cola Amatil Limited	88,632	1,253,595
Coca-Cola Central Japan Company Limited	4,200	53,375
Coca-Cola Company	520,266	19,457,948
Coca-Cola Enterprises Incorporated	204,400	6,035,932
Coca-Cola Hellenic Bottling Company SA	15,391	287,672
Coca-Cola Icecek Uretim AS	15,881	282,841
Coca-Cola West Japan Company Limited	14,900	247,398
Constellation Brands Incorporated Class A †	124,583	4,103,764
Cott Corporation †	4,300	35,508
David Campari-Milano SpA	14,156	97,307
Diageo plc	234,399	6,420,289
Dr Pepper Snapple Group Incorporated	143,940	6,449,951
Fomento Economico Mexicano Sab de CV	421,400	3,568,103
Fraser & Neave Holdings	12,000	76,428
Guinness Anchor Berhad	25,100	126,926
Heineken Holding NV «	9,870	456,729
Heineken NV «	19,537	1,083,083

18	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Beverages (continued)
Hite Jinro Company Limited	11,446	$224,960
InBev NA	69,700	5,854,513
ITO EN Limited	8,400	167,045
Kirin Brewery Company Limited	168,000	2,092,088
Lotte Chilsung Beverage Company Limited	132	162,641
Mikuni Coca-Cola Bottling Company Limited	1,300	11,191
Molson Coors Brewing Company	106,072	4,724,447
Monster Beverage Corporation †	120,830	7,120,512
PepsiCo Incorporated	325,163	23,551,556
Pernod-Ricard SA	18,977	2,044,880
Remy Cointreau SA	3,044	347,688
SABMiller plc	87,461	3,860,032
San Miguel Corporation	192,260	511,779
Sapporo Holdings Limited	53,000	150,955
Takara Holdings Incorporated	30,000	213,424
Thai Beverage Public Company Limited	1,543,000	408,496
Treasury Wine Estates Limited	132,371	646,870
Tsingtao Brewery Company Limited	60,000	321,817
United Spirits Limited	26,688	464,983
Yomeishu Seizo Company Limited	1,000	8,877

		116,129,184

Food & Staples Retailing: 1.57%
Aeon Company Limited «	143,400	1,648,381
Ain Pharmaciez Incorporated	4,400	298,410
Alimentation Couche Tard Incorporated	11,643	592,219
Alliance Global Group Incorporated	970,700	271,773
ARCS Company Limited	9,300	216,420
Axfood AB	450	15,901
Big C Supercenter PCL ADR	109,000	620,919
Bim Birlesik Magazalar AS	20,908	859,099
Booker Group plc	194,495	292,152
C.P. Seven Eleven PCL	830,800	914,715
Carrefour SA	56,255	1,179,174
Casey’s General Stores Incorporated	70,110	3,964,721
Casino Guichard Perrachon SA	5,420	481,027
Cawachi Limited	2,100	40,232
Cencosud SA	365,746	2,123,028
China Resources Enterprise Limited	230,000	683,540
Colruyt SA	6,243	296,391
Cosmos Pharmaceutical Corporation	4,000	341,273
Costco Wholesale Corporation	89,227	8,732,646
CVS Corporation	157,700	7,183,235
Dairy Farm International Holdings Limited	52,200	563,760
Delhaize Group	10,066	398,949
Distribuidora Internacional SA	61,010	323,913
E-MART Company Limited	4,485	976,353
Empire Company Limited	2,672	154,994
Eurocash SA	9,166	110,624

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	19

Security name	Shares	Value

Food & Staples Retailing (continued)
FamilyMart Company Limited	11,800	$568,938
Fu Ji Food & Catering Services Holdings Limited †(a)	16,692	0
George Weston Limited	5,500	354,131
Harris Teeter Supermarkets Incorporated	77,754	3,037,849
Heiwado Company Limited	8,100	122,387
Inageya Company Limited	5,500	68,140
Izumiya Company Limited	5,000	24,203
J Sainsbury plc	119,290	620,523
Jeronimo Martins	17,162	286,667
Kasumi Company Limited	10,000	68,587
Kato Sangyo Company Limited	3,500	65,713
Kesko Oyj A Shares	1,500	42,319
Kesko Oyj B Shares	7,559	200,137
Koninklijke Ahold NV	100,511	1,242,735
Kroger Company	66,800	1,488,304
Lawson Incorporated	11,200	858,292
Life Corporation	4,000	68,868
Loblaw Companies Limited «	10,500	368,978
Magnit OJSC GDR	55,231	1,428,798
Massmart Holdings Limited	23,414	474,104
Matsumotokiyoshi Holdings Company Limited	5,600	134,251
Metcash Limited	142,566	539,089
Metro AG	12,722	383,241
Metro Incorporated «	9,679	562,231
Ministop Company Limited	500	8,334
Olam International Limited	271,718	418,531
Pick’n Pay Stores Limited	59,313	313,611
President Chain Store Corporation	114,032	607,262
Rallye SA «	342	10,281
Rite Aid Corporation †	1,329,280	1,581,843
Ryoshoku Limited	3,100	75,307
Safeway Incorporated «	163,516	2,559,025
Seven & I Holdings Company Limited «	146,680	4,449,390
Shinsegae Company Limited	1,463	291,407
Shoppers Drug Mart Corporation «	20,100	854,161
Shoprite Holdings Limited	81,698	1,643,002
Siam Makro plc	12,000	141,695
Sligro Food Group NV	1,429	34,690
Sugi Pharmacy Company Limited	8,400	293,858
Sun Art Retail Group Limited	249,500	314,933
Sundrug Company Limited	5,400	196,357
Super-Sol Limited	1,882	4,490
SUPERVALU Incorporated «	465,815	1,108,640
Sysco Corporation	72,348	2,192,144
Tesco plc	751,937	4,018,883
The Jean Coutu Group PJC Incorporated	5,911	86,409
The Maruetsu Incorporated	2,000	6,871
Tsuruha Holdings Incorporated	3,300	214,956
United Natural Foods Incorporated «†	88,979	5,114,513

20	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Food & Staples Retailing (continued)
UNY Company Limited	43,900	$363,894
Valor Company Limited	6,300	109,996
Wal-Mart de Mexico SAB de CV	1,233,110	3,296,686
Wal-Mart Stores Incorporated	216,943	15,750,062
Walgreen Company	107,700	3,851,352
Wesfarmers Limited	175,730	6,267,292
Whole Foods Market Incorporated	35,021	3,388,282
William Morrison Supermarkets plc	218,799	972,777
Woolworths Limited	216,601	6,628,400
Yaoko Company Limited	1,000	37,742

		113,499,410

Food Products: 2.02%
Ajinomoto Company Incorporated	116,000	1,767,520
Alicorp SA	101,849	262,471
Archer-Daniels-Midland Company	80,000	2,140,000
Ariake Japan Company Limited	5,600	125,811
Aryzta AG	9,603	472,254
Asia Food & Properties Limited	85,000	18,753
Asiatic Development Berhad	46,000	136,771
Associated British Foods plc	31,650	665,383
Astra Agro Lestari TBK PT	45,000	105,244
Australian Agricultural Company Limited †	33,938	45,231
Barry Callebaut AG	233	220,504
BRF Brasil Foods SA	144,500	2,321,368
Bunge Limited «	100,045	6,367,864
CALBEE Incorporated	2,600	205,556
Campbell Soup Company «	22,600	794,164
Chaoda Modern Agriculture Limited †(a)	277,776	0
Charoen Pokphand Food Forgein	445,500	451,400
Charoen Pokphand Indonesia TBK PT	1,503,500	425,742
China Agri-Industries Holdings Limited	309,000	152,987
China Fishery Group Limited	18,461	11,552
China Green Holdings Limited	48,000	10,521
China Huiyuan Juice Group †	21,500	6,459
China Mengniu Dairy Company	240,000	722,542
China Yurun Food Group Limited «	263,000	160,731
CJ Cheiljedang Corporation	1,434	386,739
ConAgra Foods Incorporated	51,914	1,303,561
CSM NV	8,620	145,286
Dairy Crest Group plc	6,886	37,394
Danone SA	57,417	3,578,456
Dydo Drinco Incorporated	1,200	55,942
East Asiatic Company Limited AS	250	5,127
Ebro Puleva SA	5,982	98,115
Ezaki Glico Company Limited	29,000	342,614
Flowers Foods Incorporated «	300,900	6,213,585
Fresh del Monte Produce Incorporated	83,750	2,068,625

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	21

Security name	Shares	Value

Food Products (continued)
Fuji Oil Company Limited	10,200	$136,139
Fujicco Company Limited	4,000	50,884
Futuris Corporation Limited †	36,531	9,813
General Mills Incorporated	75,300	2,961,549
GlaxoSmithKline Consumer Healthcare Limited	5,201	276,431
Golden Agri-Resources Limited	1,126,045	641,389
Goodman Fielder Limited	268,842	144,432
Grain Corporation Limited	27,160	258,716
Green Mountain Coffee Roasters Incorporated «†	93,592	2,275,222
Greggs plc	7,664	59,727
Grupo Bimbo Sab de CV	578,300	1,292,041
H.J. Heinz Company «	39,100	2,178,652
Hain Celestial Group Incorporated †	70,433	4,859,173
Hokuto Corporation	2,600	50,775
Hormel Foods Corporation «	101,000	2,900,720
House Foods Corporation	12,600	213,393
Indofood Agri Resources Limited	39,000	43,646
Indofood CBP Sukses Makmur TBK PT	384,000	263,786
Indofood Sukses Makmur TBK PT	859,924	487,005
Ingredion Incorporated	53,400	2,874,522
IOI Corporation Berhad	619,546	1,019,192
Itoham Foods Incorporated	29,000	123,712
J-Oil Mills Incorporated	5,000	14,049
JBS SA †	181,023	514,559
JM Smucker Company	74,198	6,304,604
Kagome Company Limited	16,000	362,731
Kernel Holding SA †	12,115	248,565
Kerry Group plc Class-A Dublin Exchange	7,676	367,754
Kerry Group plc Class-A London Exchange	7,400	354,531
Khon Kaen Sugar Industry PCL	23,320	9,154
Kikkoman Corporation	33,000	435,813
Kraft Foods Incorporated Class A	217,464	9,031,280
Kuala Lumpur Kepong Berhad	87,100	647,849
Kulim (Malaysia) Berhad	101,600	167,464
Lancaster Colony Corporation «	35,669	2,583,862
Lindt & Spruengli AG	13	470,326
Lindt & Spruengli AG - Participation Certificate	96	299,152
Lotte Confectionery Company Limited	228	326,339
Maple Leaf Foods Incorporated	14,491	162,440
Marine Harvest †«	252,949	195,887
Marudai Food Company Limited	35,000	126,956
Maruha Nichiro Holdings Incorporated	66,000	114,643
McCormick & Company Incorporated «	79,681	4,895,601
Mead Johnson & Company	41,820	3,066,661
Megmilk Snow Brand Company Limited	6,900	118,532
Meiji Holdings Company Limited	14,200	661,984
Meito Sangyo Company Limited	600	8,345
Mitsui Sugar Company Limited	4,000	13,232
Morinaga & Company Limited	36,000	82,764

22	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Food Products (continued)
Morinaga Milk Industry Company Limited	33,000	$113,800
Nakamuraya Company Limited	2,000	10,065
Nestle India Limited	7,135	594,568
Nestle Malaysia Berhad	10,000	204,897
Nestle SA	306,956	19,082,265
Nestle SA ADR	15	935
Nichirei Corporation	52,000	272,968
Nippon Beet Sugar Manufacturing Company Limited	6,000	11,725
Nippon Flour Mills Company Limited	38,000	164,046
Nippon Meat Packers Incorporated	39,000	524,516
Nippon Suisan Kaisha Limited	41,400	90,948
Nisshin Seifun Group Incorporated	39,000	472,214
Nissin Food Products Company Limited	17,300	668,402
Nong Shim Company Limited	901	198,524
Nutreco Holding NV	2,609	190,727
Orion Corporation	800	648,672
Osem Investment Limited	3,453	42,310
Peoples Food Holdings Limited †	21,000	10,277
Post Holdings Incorporated †	57,037	1,702,554
PP London Sumatra Indonesia TBK PT	664,500	167,257
PPB Group Berhad	119,200	530,286
Premier Foods plc †	9,696	9,007
QP Corporation	24,000	371,211
Ralcorp Holdings Incorporated	41,800	2,966,128
Ridley Corporation Limited	11,389	13,532
Riken Vitamin Company Limited	2,000	56,019
Sakata Seed Corporation	5,700	74,258
Saputo Incorporated «	12,604	531,395
Showa Sangyo Company Limited	12,000	40,003
Shree Renuka Sugars Limited	50,603	27,701
Smithfield Foods Incorporated «†	102,976	1,989,496
Standard Foods Corporation	57,040	151,403
Strauss Group Limited †	1,291	11,970
Suedzucker AG	5,793	194,256
Synear Food Holdings Limited †	16,000	1,759
Tata Tea Limited	101,852	237,670
Tate & Lyle plc	44,144	459,817
Thai Union Frozen Products PCL	37,044	88,073
The Nisshin Oillio Group Limited	12,000	46,593
Tiger Brands Limited	32,252	1,062,785
Tingyi (Cayman Islands) Holding Corporation	354,000	1,047,493
Toyo Suisan Kaisha Limited	17,000	421,662
TreeHouse Foods Incorporated «†	64,923	3,372,750
Tyson Foods Incorporated Class A	204,709	3,205,743
Uni-President China Holdings Limited	200,000	206,293
Uni-President Enterprises Corporation	986,853	1,579,901
Unilever NV CVA (Netherlands)	145,520	5,075,562
Unilever plc ADR	120,275	4,323,760
United Plantations Berhad	11,000	93,365
Universal Robina Corporation	238,100	344,630

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	23

Security name	Shares	Value

Food Products (continued)
Viscofan SA	6,884	$304,873
Vitasoy International Holdings Limited	188,000	160,465
Viterra Incorporated	43,628	714,335
Want Want China Holdings Limited	1,349,000	1,669,737
Wei Chuan Food Corporation	140,000	147,007
Wilmar International Limited	352,930	886,218
Yakult Honsha Company Limited «	22,400	961,287
Yamazaki Baking Company Limited	34,000	446,848

		145,529,229

Household Products: 0.90%
ALS Limited	60,375	514,605
Clorox Company	102,500	7,456,875
Energizer Holdings Incorporated	51,000	3,513,900
Henkel AG & Company KGaA	11,153	692,013
Hindustan Unilever Limited	219,027	2,028,239
Kimberly-Clark Corporation	48,416	4,047,578
Kimberly-Clark de Mexico SAB de CV	170,300	348,112
LG Household & Health Care Limited Class H	1,667	913,847
Lion Corporation	52,000	302,855
Pigeon Corporation	2,400	112,957
Procter & Gamble Company	571,582	38,404,595
PZ Cussons plc	18,713	90,329
Reckitt Benckiser Group	58,098	3,284,135
Uni-Charm Corporation	27,000	1,570,790
Unilever Indonesia TBK PT	256,000	727,593
WD-40 Company	26,200	1,278,822

		65,287,245

Personal Products: 0.53%
Aderans Company Limited †	2,700	32,864
Amorepacific Corporation	612	630,541
Atrium Innovations Incorporated †	734	8,332
Avon Products Incorporated	290,600	4,489,770
BaWang International Group Holding Limited †	82,000	6,238
Beiersdorf AG	10,132	726,410
Colgate-Palmolive Company	90,358	9,605,959
Colgate-Palmolive Company India Limited	12,054	261,612
Dabur India Limited	131,061	288,747
Dr. Ci Labo Company Limited «	44	171,965
Emami Limited	6,659	58,503
Estee Lauder Companies Incorporated Class A	47,120	2,824,844
FANCL Corporation	7,300	84,659
Godrej Consumer Products Limited	22,447	279,372
Hengan International Group Company Limited	156,000	1,568,860
Herbalife Limited «	92,016	4,452,654
Kao Corporation	95,500	2,883,479
Kobayashi Pharmaceutical Company Limited	5,600	299,329
Kose Corporation	4,900	113,840

24	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Personal Products (continued)
L’Oreal SA	22,566	$2,774,205
Mandom Corporation	3,200	84,971
Marico Limited	70,088	252,002
Milbon Company Limited	1,700	57,387
Natura Cosmeticos SA	26,100	654,461
Nu Skin Enterprises Incorporated «	107,500	4,460,175
Oriflame Cosmetics SA «	2,947	102,844
Pola Orbis Holdings Incorporated	6,900	241,471
Shiseido Company Limited	65,300	929,938

		38,345,432

Tobacco: 0.80%
Altria Group Incorporated	251,880	8,553,845
British American Tobacco Malaysia Berhad	24,900	508,280
British American Tobacco plc	189,985	9,959,565
Eastern Company	2,662	33,696
Gudang Garam TBK PT	106,500	559,586
Imperial Tobacco Group plc	95,074	3,707,660
ITC Limited	391,525	1,883,895
Japan Tobacco Incorporated	168,600	5,084,164
KT&G Corporation	26,956	2,040,780
Philip Morris International Incorporated	214,250	19,132,525
Reynolds American Incorporated «	40,862	1,883,738
Souza Cruz SA	82,400	1,104,539
Swedish Match AB	21,840	907,609
Universal Corporation «	49,900	2,366,757

		57,726,639

Energy: 7.58%

Energy Equipment & Services: 1.36%
Aban Offshore Limited	2,949	21,251
Acergy SA	23,407	537,985
Aker ASA Class A	3,638	114,250
Aker Kvaerner ASA	17,388	317,436
AMEC plc	31,672	557,721
Atwood Oceanics Incorporated †	103,700	4,799,236
Bourbon SA	4,026	106,342
Bumi Armada Berhad	170,300	206,573
BW Offshore Limited	23,262	17,019
Calfrac Well Services Limited	1,959	47,795
Cameron International Corporation †	50,438	2,759,463
Carbo Ceramics Incorporated «	14,300	1,006,434
Compagnie Generale de Geophysique Veritas †	14,173	411,175
Compagnie Generale de Geophysique Veritas ADR «†	689	19,919
Core Laboratories NV «	37,584	4,592,389
Dresser Rand Group Incorporated †	57,541	2,912,725
Dril-Quip Incorporated «†	66,710	4,672,368
Enerflex Limited	4,043	50,325
Ensign Energy Services Incorporated	8,678	132,228

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	25

Security name	Shares	Value

Energy Equipment & Services (continued)
Ezra Holdings Limited †	71,000	$61,231
FMC Technologies Incorporated †	189,204	8,862,315
Fred Olsen Energy ASA	4,001	169,834
Fugro NV	5,730	348,612
GCL-Poly Energy Holdings Limited «	1,559,000	239,198
Halliburton Company	1	33
Helix Energy Solutions Group Incorporated «†	220,095	3,878,074
Hong Kong Energy Holdings Limited †	15,871	389
Indiabulls Infrastructure and Power Limited †	128,891	10,311
John Wood Group plc	30,475	397,038
Key Energy Services Incorporated «†	331,773	2,624,324
KNM Group Berhad †	89,275	19,001
Lufkin Industries Incorporated «	62,600	3,281,492
McDermott International Incorporated †	150,300	1,674,342
Modec Incorporated	500	8,877
Mullen Group Limited	6,400	150,107
Nabors Industries Limited †	220,000	3,249,400
Oceaneering International Incorporated	85,668	4,586,665
Oil States International Incorporated †	39,140	3,062,314
Parker Drilling Company †	245,565	1,016,639
Pason Systems Incorporated	10,745	162,197
Patterson-UTI Energy Incorporated «	102,879	1,562,732
Petrofac Limited	25,283	602,987
Petroleum Geo-Services ASA	19,980	303,733
Precision Drilling Corporation †	20,412	150,955
Prosafe ASA	26,130	199,649
Saipem SpA	23,203	1,101,724
Sapurakencana Petroleum Berhad	660,022	500,641
Savanna Energy Services Corporation	11,539	85,569
SBM Offshore NV †	17,972	254,082
Schlumberger Limited	277,605	20,093,050
Schoeller-Bleckmann Oilfield Equipment AG	1,839	175,703
Seacor Holdings Incorporated †	38,570	3,317,406
Seadrill Limited	29,254	1,202,900
ShawCor Limited Class A	4,528	159,577
Shinko Plantech Company Limited	4,000	33,208
Technip SA	9,568	1,007,780
Tecnicas Reunidas SA	2,168	96,942
Tenaris SA	40,342	839,783
TGS Nopec Geophysical Company ASA	10,707	312,784
Tidewater Incorporated	34,340	1,628,746
TMK GDR Register Shares	4,505	61,944
Toyo Kanetsu K. K.	6,000	12,644
Transocean Limited	73,668	3,611,942
Trican Well Service Limited	16,245	196,110
Trinidad Drilling Limited	7,400	48,795
Unit Corporation †	31,100	1,237,158
Weatherford International Limited †	156,639	1,842,075
WorleyParsons Limited	36,573	1,002,068

		98,727,714

26	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 6.22%
0915988 B .C. Limited †(a)	363	$0
Adaro Energy TBK PT	4,031,000	579,179
Advantage Oil & Gas Limited †	8,522	29,739
AET&D Holdings No. 1 Limited †(a)	20,314	0
Afren plc †	100,824	206,200
Alliance Oil Company Limited †	11,923	91,643
Alpha Natural Resources Incorporated †	168,232	999,298
Altagas Limited	11,048	347,663
Anadarko Petroleum Corporation	102,500	7,100,175
AOC Holdings Incorporated	2,300	6,757
Aquila Resources Limited †	23,944	56,897
ARC Resources Limited «	27,440	648,873
Athabasca Oil Corporation †	44,000	606,158
Aurora Oil and Gas Limited †	85,102	285,750
Australian Worldwide Exploration Limited	77,909	115,103
Bankers Petroleum Limited †	23,555	64,040
Banpu PCL	14,200	203,925
Bayan Resources Group	170,500	217,260
Baytex Energy Corporation «	11,349	516,936
Beach Petroleum Limited	233,283	284,399
Berry Petroleum Company Class A «	97,100	3,577,164
BG Group plc	320,496	6,554,631
Bharat Petroleum Corporation Limited	64,558	388,625
Bill Barrett Corporation «†	84,800	1,859,664
Birchcliff Energy Limited †	4,522	30,919
Blackpearl Resources Incorporated †	33,021	106,525
Bonavista Energy Corporation «	11,545	193,598
BP plc	1,804,655	12,646,987
Brightoil Petroleum Holdings Limited	514,000	92,780
Bumi Resources TBK PT	4,613,358	338,684
Cabot Oil & Gas Corporation	160,962	6,665,436
Cairn Energy plc	48,348	220,328
Caltex Australia Limited	22,940	370,201
Cameco Corporation	37,200	810,607
Canadian Natural Resources Limited	103,154	3,138,309
Canadian Oil Sands Limited	45,830	978,203
Carrizo Oil & Gas Incorporated «†	70,146	1,770,485
Celtic Exploration Limited †	11,766	197,423
Cenovus Energy Incorporated	75,871	2,486,060
Chesapeake Energy Corporation «	81,232	1,571,839
Chevron Corporation	245,723	27,560,292
China Coal Energy Company	813,962	677,956
China Petroleum & Chemical Corporation	3,756,000	3,535,196
China Shenhua Energy Company Limited	713,000	2,597,006
Cimarex Energy Company	65,398	3,741,420
CNOOC Limited	3,251,000	6,153,299
CNPC (Hong Kong) Limited	556,000	950,568
Coal India Limited	146,299	924,347
Comstock Resources Incorporated «†	92,602	1,527,007
Concho Resources Incorporated †	81,728	7,334,271

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	27

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Connacher Oil and Gas Limited †	22,597	$9,513
ConocoPhillips	156,567	8,891,440
Continental Resources Incorporated †	11,643	862,281
Corridor Resources Incorporated †	1,363	1,065
Cosmo Oil Company Limited	101,000	193,499
Crescent Point Energy Corporation «	32,203	1,339,083
Crew Energy Incorporated †	7,839	49,861
Dart Energy Limited †	34,277	6,729
Denison Mines Corporation	51,265	71,768
Devon Energy Corporation	47,700	2,758,491
DNO ASA †	102,500	151,928
Dragon Oil plc	21,264	199,150
Ecopetrol SA Sponsored ADR «	41,000	2,371,850
Enbridge Incorporated «	66,900	2,633,922
Encana Corporation «	77,134	1,707,394
Energen Corporation	48,126	2,456,832
Energy Resources of Australia Limited †	13,099	18,270
Enerplus Corporation «	20,247	319,187
ENI SpA	235,102	5,210,433
ENI SpA ADR	9,439	416,354
EnQuest plc - Sweden Exchange †	15,154	27,460
EnQuest plc - United Kingdom Exchange †	32,662	57,671
EOG Resources Incorporated	57,448	6,221,618
ERG SpA	2,269	15,383
Essar Energy plc †	28,005	44,601
Essar Oil Limited †	207,514	175,524
Esso Thailand PCL	26,300	8,813
Establissements Maurel et Prom	5,783	90,632
EXCO Resources Incorporated «	323,300	2,214,605
Exxon Mobil Corporation	585,831	51,143,046
Fairborne Energy Limited †	1,661	2,224
Forest Oil Corporation	250,498	1,856,190
Formosa Petrochemical Corporation	417,590	1,190,684
Frontline Limited «	6,300	19,546
Galp Energia SGPS SA	20,077	301,645
Gazprom ADR	1,894,171	18,447,331
Golar LNG Limited	2,733	106,107
Goodrich Petroleum Corporation †	3,776	47,955
Gran Tierra Energy Incorporated †	23,505	104,440
Grupa Lotos SA †	10,126	80,903
GS Holdings Corporation	10,834	620,654
Guide Exploration Limited Class A †	1,079	1,751
Gulf Keystone Petroleum Limited †	88,919	290,146
Harum Energy TBK PT	262,000	160,745
Hellenic Petroleum SA	2,590	18,569
Heritage Oil plc †	26,070	80,307
Hess Corporation	37,700	1,904,981
Hindustan Petroleum Corporation Limited	41,399	221,675
HollyFrontier Corporation	128,349	5,171,181
Hunting plc	13,249	167,563

28	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Husky Energy Incorporated «	26,600	$703,487
Idemitsu Kosan Company Limited	5,400	433,821
Imperial Oil Limited «	23,700	1,082,158
Indian Oil Corporation Limited	127,246	554,850
Indika Energy TBK PT	202,500	32,493
Indo Tambangraya Megah TBK PT	86,500	346,544
Inpex Holdings Incorporated	474	2,694,042
IRPC PCL	974,221	116,900
Itochu Enex Company Limited	6,000	32,033
Ivanhoe Energy Incorporated †	8,964	6,366
Japan Petroleum Exploration Company	7,300	283,441
JX Holdings Incorporated	462,300	2,391,360
Karoon Gas Australia Limited †	31,102	128,532
Keyera Corporation «	7,024	320,649
Kodiak Oil & Gas Corporation «†	491,300	4,392,222
Linc Energy Limited †	27,942	15,300
Lukoil ADR †	167,093	9,498,184
Lundin Petroleum AB †	23,462	529,668
Mangalore Refinery & Petrochemicals Limited	21,310	23,695
Marathon Oil Corporation	88,061	2,449,857
Marathon Petroleum Corporation	41,950	2,170,913
Maurel & Prom Nigeria †	5,783	15,057
Meg Energy Corporation †	10,300	405,626
MOL Hungarian Oil & Gas plc	8,765	645,003
Mongolia Energy Company Limited †	277,000	11,964
Motor Oil (Hellas) Corinth Refineries SA	681	4,077
Murphy Oil Corporation	22,200	1,139,526
Neste Oil Oyj Limited	15,503	178,617
New Hope Corporation Limited	33,755	151,353
New Zealand Oil & Gas Limited	18,285	12,340
Newfield Exploration Company †	93,800	3,060,694
Nexen Incorporated	49,700	1,249,370
Niko Resource Limited	5,137	74,156
Nippon Gas Company Limited	3,300	44,677
Noble Energy Incorporated	36,297	3,190,506
Novatek Oao Spons GDR	27,002	3,042,386
NuVista Energy Limited †	3,905	17,351
Oasis Petroleum Incorporated «†	51,000	1,495,830
Occidental Petroleum Corporation	168,462	14,320,955
OGX Petroleo e Gas Participacoes SA †	686,200	2,129,691
Oil & Natural Gas Corporation Limited	494,798	2,454,198
Oil India Limited	23,455	207,880
Oil Refineries Limited †	37,539	14,120
Oil Search Limited	214,008	1,662,689
OMV AG	14,891	494,001
Origin Energy Limited	187,799	2,308,891
PA Resources AB †	20,295	2,513
Pace Oil & Gas Limited †	1,571	4,526
Pacific Rubiales Energy Corporation	24,307	594,267
Paladin Energy Limited †	189,449	257,384

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	29

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Paz Oil Company Limited	173	$17,208
Pembina Pipeline Corporation «	24,455	662,884
Pengrowth Energy Corporation «	42,515	287,243
Penn West Petroleum Limited «	42,170	598,059
PetroBakken Energy Limited «	6,200	81,765
Petrobank Energy & Resources Limited †	6,135	76,987
Petrobras Energia SA †	1,769	14,258
PetroChina Company Limited	4,570,000	5,509,254
Petroleo Brasileiro SA	699,945	7,344,612
Petrominerales Limited	3,768	35,587
Petronas Dagangan Berhad	45,300	324,762
Petronet LNG Limited	93,589	256,076
Peyto Exploration & Development Corporation «	13,213	273,844
Phillips 66	75,783	3,182,886
Pioneer Natural Resources Company	24,400	2,375,584
Polish Oil & Gas †	309,726	380,347
Polski Koncern Naftowy Orlen SA †	61,411	723,561
Premier Oil plc †	62,107	368,728
Progress Energy Resources Corporation	18,972	422,840
PTT Exploration & Production PCL ADR	174,300	828,808
PTT PCL Foreign	127,200	1,339,588
QEP Resources Incorporated	119,149	3,418,385
Questerre Energy Corporation †(a)	8,414	5,630
Range Resources Corporation	126,945	8,275,545
Reliance Industries Limited	347,437	4,786,979
Reliance Industries Limited GDR 144A	2,006	54,864
Repsol YPF SA	66,450	1,223,205
Roc Oil Company Limited †	8,115	2,641
Rosetta Resources Incorporated †	99,500	4,272,530
Rosneft OJSC GDR	394,530	2,353,253
Royal Dutch Shell plc A Shares - Netherlands Exchange	69,466	2,429,880
Royal Dutch Shell plc A Shares - United Kingdom Exchange	290,748	10,175,086
Royal Dutch Shell plc B Shares	252,808	9,118,288
S-Oil Corporation	8,742	793,589
SandRidge Energy Incorporated «†	255,550	1,678,964
Santos Limited	158,625	1,840,410
Saras SpA †	12,269	13,279
Sasol Limited	104,839	4,525,556
Shell Refining Company Berhad (Malaysia)	14,200	41,357
Showa Shell Sekiyu KK	26,200	134,857
Silverwillow Energy Corporation †	1,901	2,025
Sinanen Company Limited	2,000	8,506
SK Energy Company Limited	12,362	1,781,370
SM Energy Company	50,400	2,380,392
SOCO International plc †	30,069	160,805
Southwestern Energy Company «†	72,413	2,254,217
Spectra Energy Corporation	79,312	2,241,357
Statoil ASA	99,008	2,542,105
Storm Resources Limited †	281	428
Straits Asia Resources Limited	119,000	178,524

30	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Suncor Energy Incorporated	147,387	$4,606,638
Surgutneftegaz	269,016	1,721,702
Surgutneftegaz ADR «†	677,960	5,847,744
Talisman Energy Incorporated	97,600	1,356,449
Tambang Batubara Bukit Asam TBK PT	159,500	244,227
Tatneft Sponsored ADR	63,100	2,408,527
Teekay Corporation	76,100	2,251,038
Tesoro Corporation	96,300	3,826,962
Thai Oil PCL	104,800	219,065
Tonengeneral Sekiyu KK	50,000	422,760
Total SA	213,940	10,684,366
Tourmaline Oil Corporation †	11,783	329,673
TransCanada Corporation «	66,600	2,999,787
Transglobe Energy Corporation †	11,093	113,546
Tullow Oil plc	85,595	1,852,482
Tupras Turkiye Petrol Rafinerileri AS	26,905	615,242
Uranium One Incorporated †	49,462	118,418
Valero Energy Corporation	74,451	2,327,338
Veresen Incorporated	17,802	236,036
Vermilion Energy Incorporated «	9,494	432,539
Walter Energy Incorporated	40,100	1,311,270
Whitehaven Coal Limited	113,230	382,536
Williams Companies Incorporated	77,200	2,491,244
Woodside Petroleum Limited	110,415	3,912,780
World Fuel Services Corporation «	129,682	4,825,467
WPX Energy Incorporated †	128,938	2,011,433
Yanchang Petroleum International Limited †	280,000	19,134
Yanzhou Coal Mining Company Limited	442,000	630,293

		449,216,592

Financials: 19.75%

Capital Markets: 1.08%
3I Group plc	77,072	251,733
Aberdeen Asset Management plc	83,965	371,574
Affiliated Managers Group Incorporated †	40,686	4,785,487
AGF Management Limited	6,067	70,041
Allied Properties (H.K.) Limited	297,208	38,703
Ameriprise Financial Incorporated	28,304	1,554,173
Apollo Investment Corporation	1	8
Ashmore Group plc	39,880	208,334
Asia Plus Securities PCL	636,000	46,277
Azimut Holding SpA	6,204	65,861
Bank of New York Mellon Corporation «	153,156	3,452,136
Bank Sarasin & Cie AG †	1,790	50,529
BinckBank NV	15,559	110,121
BlackRock Incorporated	12,274	2,164,765
Brewin Dolphin Holding plc	8,704	20,551
Canaccord Financial Incorporated	5,064	25,840
Capital Securities Corporation	362,713	122,919

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	31

Security name	Shares	Value

Capital Markets (continued)
CI Financial Corporation	14,903	$335,327
Close Brothers Group plc	13,950	172,663
Credit Suisse Group	102,633	1,982,353
Daewoo Securities Company Limited	41,552	411,995
Daiwa Securities Group Incorporated	307,000	1,109,662
Deutsche Bank AG	87,272	3,103,767
Dundee Corporation Class A †	3,983	92,368
Eaton Vance Corporation «	78,600	2,129,274
EFG International	1,432	10,875
Egyptian Financial Group-Hermes Holding †	44,708	88,863
Eurazeo	2,169	95,445
Federated Investors Incorporated Class B «	74,114	1,572,699
Franklin Resources Incorporated	31,540	3,702,796
Fuhwa Financial Holdings Company Limited	1,967,763	913,222
GAM Holding AG	21,185	250,749
GCA Savvian Group Corporation	9	9,024
GMP Capital Incorporated	3,500	18,641
Goldman Sachs Group Incorporated	51,343	5,427,982
Greenhill & Company Incorporated «	52,424	2,288,308
HAITONG Securities Company Limited †	277,600	304,589
Hargreaves Lansdown plc	24,237	238,990
Henderson Group plc	86,176	145,182
Hyundai Securities Company	21,587	161,338
ICAP plc	54,134	273,085
Ichiyoshi Securities Company Limited	1,500	7,376
IGM Financial Incorporated «	10,400	399,963
Intermediate Capital Group plc	41,679	186,562
Invesco Limited	306,362	7,254,652
Investec Limited	52,895	320,719
Investec plc	67,150	400,267
IOOF Holdings Limited	40,299	254,389
Iwai Securities Company Limited	1,000	3,576
JAFCO Company Limited	6,600	126,276
Janus Capital Group Incorporated «	404,996	3,531,565
Julius Baer Group Limited	17,816	585,407
Kabu.com Securities Company Limited	9,400	26,893
KGI Securities (Thailand) PCL	848,000	56,290
Knight Capital Group Incorporated †	219,900	606,924
Korea Investment Holdings Company Limited	6,804	228,774
Legg Mason Incorporated «	86,100	2,116,338
Macquarie Group Limited	67,026	1,859,998
Man Group plc	137,925	156,150
Marusan Securities Company Limited	2,000	6,258
Masterlink Securities Corporation	131,000	39,233
Matsui Securities Company Limited	20,600	126,292
Mediobanca SpA	32,109	150,319
Mirae Asset Securities Company Limited	3,004	81,810
Mito Securities Company Limited	3,000	5,134
MLP AG	1,057	6,117
Monex Beans Holdings Incorporated	172	30,031

32	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Capital Markets (continued)
Morgan Stanley	163,152	$2,447,280
Nomura Holdings Incorporated	611,200	2,014,044
Nomura Holdings Incorporated ADR	30,500	101,565
Northern Trust Corporation	25,000	1,161,000
Okasan Holdings Incorporated	45,000	152,309
Partners Group	1,488	286,472
Perpetual Trustees Australia Limited	6,813	186,389
Pioneers Holding †	11,002	8,347
Platinum Asset Management Limited	30,681	111,260
Polytec Asset Holdings Limited	100,000	8,896
President Securities Corporation	352,467	181,229
Rathbone Brothers	6,015	122,156
Ratos AB B Shares	21,869	195,996
Raymond James Financial Incorporated	72,707	2,559,286
Richemont SA †	1,457	26,206
RMI Holdings	77,231	174,627
Samsung Securities Company Limited	11,761	503,247
SBI Holdings Incorporated	3,916	238,326
Schroders plc	11,497	259,411
Schroders plc (Non-Voting)	4,395	80,952
SEI Investments Company «	100,800	2,192,400
State Street Corporation	60,400	2,512,640
Stifel Financial Corporation «†	97,752	3,194,535
Tokai Tokyo Securities Company Limited	52,000	167,367
Tong Yang Investment Bank	7,124	24,393
Tullett Prebon plc	11,401	52,499
UOB-Kay Hian Holdings Limited	49,000	63,289
Value Partners Group Limited	67,000	28,507
Virtus Investment Partners Incorporated †	1	86
Vontobel Holdings AG	3,142	71,746
Waddell & Reed Financial Incorporated	55,500	1,642,800
Waterland Financial Holdings	646,087	194,143
Woori Investment & Securities Company Limited	32,427	317,232

		78,026,197

Commercial Banks: 7.20%
77 Bank Limited	73,000	278,779
Absa Group Limited	66,323	1,122,747
Affin Holdings Berhad	72,100	80,303
Agricultural Bank of China Limited	5,111,000	1,884,677
Agricultural Bank of Greece †(a)	342	0
Akbank TAS	406,716	1,605,223
Allahabad Bank	22,824	48,848
Alpha Bank AE †	31,560	53,590
Andhra Bank	30,160	48,907
Aozora Bank Limited	99,000	294,617
Associated Banc-Corp	376,005	4,873,025
Asya Katilim Bankasi AS †	48,136	50,803
Australia & New Zealand Banking Group Limited «	485,220	12,442,387
Axis Bank Limited	57,736	1,029,439

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	33

Security name	Shares	Value

Commercial Banks (continued)
Banca Carige SpA	33,259	$26,815
Banca Monte Dei Paschi di Siena SpA †	607,309	171,108
Banca Piccolo Credito Valtellinese Scarl	9,849	14,259
Banca Popolare dell’Emilia Romagna Scarl	26,943	147,010
Banca Popolare dell’Etruria e del Lazio †	1,290	1,723
Banca Popolare di Milano Scarl †	484,767	250,542
Banca Popolare di Sondrio Scarl	24,645	141,043
Banco Bilbao Vizcaya Argentaria SA	464,681	3,549,521
Banco BPI SA †	13,638	10,086
Banco Bradesco SA	107,882	1,440,269
Banco Comercial Portugues SA †«	381,266	41,721
Banco Continental Peru	22,401	54,040
Banco de Brasil SA	260,085	2,969,984
Banco de Chile	6,749,247	948,579
Banco de Credito del Peru	4,012	9,525
Banco de Credito e Inversiones	9,706	612,246
Banco de Sabade	241,252	697,928
Banco de Valencia SA †	11,615	2,922
Banco Espanol de Credito SA	3,199	9,733
Banco Espirito Santo SA †	131,378	91,547
Banco Itau Holding Financeira SA	160,900	2,242,407
Banco Macro SA †	2,243	28,082
Banco Popolare SpA †	138,887	202,643
Banco Popular Espanol SA «	129,815	296,029
Banco Santander Brasil SA	120,314	924,626
Banco Santander Central Hispano SA	817,683	5,831,493
Banco Santander Central Hispano SA ADR «	76,232	536,673
Banco Santander Chile SA	12,904,355	924,292
BancorpSouth Incorporated «	170,973	2,520,142
Bangkok Bank PCL	67,100	402,579
Bangkok Bank PCL (Non-Voting)	31,000	190,937
Bank Central Asia TBK PT	2,685,500	2,182,761
Bank CIMB Niaga TBK PT	220,500	26,825
Bank Handlowy w Warszawie SA	8,631	203,646
Bank Hapoalim Limited †	105,587	324,826
Bank Leumi Le-Israel †	148,085	339,370
Bank Mandiri Persero TBK PT	1,933,712	1,581,851
Bank Millennium SA †	60,124	63,674
Bank Negara Indonesia Persero TBK PT	1,593,000	622,331
Bank of Ayudhya PCL	424,600	436,999
Bank of Baroda	25,294	287,317
Bank of China Limited	14,391,100	5,232,486
Bank of Communications Limited	1,416,350	925,856
Bank of Cyprus Public Company Limited †	115,392	24,674
Bank of East Asia Limited «	256,485	934,212
Bank of Greece	900	11,490
Bank of Hawaii Corporation «	99,517	4,600,671
Bank of India	22,645	103,933
Bank of Ireland - European Exchange †	346,365	38,338
Bank of Ireland - London Exchange †	786,075	86,019

34	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Commercial Banks (continued)
Bank of Kyoto Limited	68,000	$539,345
Bank of Montreal «	61,935	3,620,284
Bank of Nova Scotia «	106,505	5,645,332
Bank of Queensland Limited	45,713	356,574
Bank of the Philippine Islands	314,811	561,160
Bank of the Ryukyus Limited	3,200	41,239
Bank of Yokohama Limited	229,000	1,061,715
Bank Pekao SA	23,659	1,075,052
Bank Przemyslowo Handlowy PBK †	309	3,747
Bank Rakyat Indonesia	2,079,000	1,515,370
Bankia SA †«	84,853	152,194
Bankinter SA	11,187	42,129
Banque Cantonale Vaudoise Waadtlaender Kantonalbank	244	129,450
Barclays plc	1,141,432	3,321,267
BBVA Banco Frances SA †	4,348	15,435
BDO Unibank Incorporated	350,788	508,987
Bendigo Bank Limited	58,401	457,354
Berner Kantonalbank AG	648	170,366
BNP Paribas SA «	93,440	4,061,209
BNP Paribas SA ADR	15,636	337,738
BOC Hong Kong Holdings Limited	765,500	2,423,046
BOK Financial Corporation «	17,862	1,028,315
Branch Banking & Trust Corporation	85,197	2,687,113
BRE Bank SA †	3,102	285,557
Bumiputra Commerce Holdings Berhad	896,500	2,235,153
Canadian Imperial Bank of Commerce «	38,100	2,946,348
Canadian Western Bank «	8,239	235,113
Canara Bank	13,142	75,155
Capital Source Incorporated	601,629	4,169,289
Cathay General Bancorp	171,209	2,802,691
Chang Hwa Commercial Bank	1,036,947	534,901
Chiba Bank Limited	168,000	972,016
China Banking Corporation	12,126	137,414
China CITIC Bank	1,655,000	789,523
China Construction Bank	15,136,990	9,953,474
China Development Financial Holding Corporation †	2,102,338	498,367
China Merchants Bank Company Limited	909,858	1,569,621
China Minsheng Banking Corporation Limited	1,042,900	849,816
China Trust Financial Holding Company Limited	2,104,497	1,257,738
Chukyo Bank Limited	20,000	47,002
CIT Group Incorporated †	157,642	5,952,562
Citigroup Incorporated	366,379	10,885,120
City National Corporation	31,500	1,617,525
Comerica Incorporated	130,309	4,001,789
Commerce Bancshares Incorporated	58,880	2,368,742
Commercial International Bank	103,757	511,581
Commerzbank AG †	352,413	558,514
Commonwealth Bank of Australia	280,103	15,841,116
CorpBanca NPV	23,895,242	284,840
Corporation Bank	14,460	95,806

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	35

Security name	Shares	Value

Commercial Banks (continued)
Credicorp Limited	10,923	$1,316,549
Credit Agricole Ile de France	154	9,026
Credit Agricole SA †	96,242	561,445
Credito Emiliano SpA	1,169	4,973
Cullen Frost Bankers Incorporated «	38,553	2,143,547
Dah Sing Banking Group Limited	32,948	30,161
Dah Sing Financial Holdings Limited	13,995	47,095
Danske Bank †	59,679	1,037,607
DBS Group Holdings Limited	298,784	3,463,641
Dexia †	39,586	9,958
DGB Financial Group Incorporated	22,804	263,287
DnB Nor ASA	85,061	977,519
E.SUN Financial Holding Company Limited	1,058,519	590,206
East West Bancorp Incorporated	311,820	6,841,331
EFG Eurobank Ergasias SA †	31,520	26,880
EnTie Commercial Bank	63,977	26,701
Erste Bank Der Oesterreichischen Sparkassen AG †	24,645	497,836
Far Eastern International Bank	533,924	212,136
Federal Bank Limited	22,890	167,256
FIBI Holdings Limited †	970	11,504
Fifth Third Bancorp	111,300	1,685,082
Finansbank AS Turkey †	30,470	57,952
First Financial Bankshare «	66,900	2,326,782
First Financial Holding Company Limited	1,467,512	850,100
First Horizon National Corporation	552,512	4,950,508
First Midwest Bancorp Incorporated	150,106	1,772,752
First Niagara Financial Group Incorporated	239,345	1,888,432
First Republic Bank	55,644	1,819,002
FirstMerit Corporation «	239,246	3,753,770
FNB Corporation PA «	306,216	3,353,065
Fukuoka Financial Group Incorporated	173,000	680,554
Fulton Financial Corporation	435,240	4,234,885
Get Bank SA †	147,298	66,665
Getin Holding SA	50,326	24,295
Glacier Bancorp Incorporated	157,866	2,432,715
Greek Postal Savings Bank †	8,178	1,728
Grupo Financiero Banorte SA de CV	414,200	2,108,675
Grupo Financiero Inbursa SA de CV	419,964	1,094,137
Gunma Bank Limited	76,000	399,923
Hana Financial Group Incorporated	45,904	1,371,507
Hancock Holding Company	169,032	5,010,108
Hang Seng Bank Limited	129,600	1,844,757
HDFC Bank Limited	223,205	2,388,946
HDFC Bank Limited ADR «	21,985	738,256
Higashi-Nippon Bank Limited	24,000	53,030
Hokuhoku Financial Group Incorporated	305,000	459,672
Hong Leong Bank Berhad	79,560	342,226
Hong Leong Financial Group Berhad	68,900	265,500
HSBC Holdings plc	1,710,701	14,861,087
Hua Nan Financial Holdings Company Limited	1,509,496	811,422

36	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Commercial Banks (continued)
Huntington Bancshares Incorporated	600,496	$3,963,274
ICICI Bank Limited	108,234	1,755,385
ICICI Bank Limited ADR	16,121	524,416
Indian Bank	21,174	58,773
Indian Overseas Bank	27,110	33,263
Indusind Bank Limited	72,165	410,676
Industrial & Commercial Bank of China Class H	15,105,442	8,179,895
Industrial Bank of Korea	44,220	469,627
Industrial Development Bank of India Limited	65,269	98,505
ING Bank Slaski SA †	5,190	133,027
International Bancshares Corporation	120,640	2,202,886
Intesa Sanpaolo	1,335,380	2,099,551
Intesa Sanpaolo RSP	49,378	62,791
Israel Discount Bank Limited †	34,211	35,749
Joyo Bank Limited	145,000	696,341
Jyske Bank †	7,244	207,263
Kansai Urban Banking Corporation	76,000	95,127
Kasikornbank PCL	102,200	551,198
Kasikornbank PCL ADR	145,600	785,269
KB Financial Group Incorporated	81,771	2,648,526
KBC Groep NV	15,534	337,726
KeyCorp	657,050	5,538,932
Kiatnakin Finance	6,000	7,994
Kiyo Holdings	152,000	205,786
Komercni Banka AS	3,616	701,525
Korea Exchange Bank †	54,060	407,371
Kredyt Bank SA †	9,511	42,758
Krung Thai Bank PCL ADR	346,900	183,773
Laurentian Bank of Canada	1,861	89,581
Liechtenstein Landesbank	570	18,210
Liu Chong Hing Bank Limited	6,000	9,871
Lloyds TSB Group plc †	3,732,482	1,974,159
Lloyds TSB Group plc ADR †	3,708	7,638
M&T Bank Corporation «	85,321	7,414,395
Malayan Banking Berhad	624,939	1,830,114
Malaysian Plantations Berhad	211,800	279,960
Mega Financial Holding Company Limited	1,963,131	1,478,034
Metropolitan Bank & Trust Company	191,277	413,922
Mitsubishi UFJ Financial Group Incorporated	2,483,270	11,291,195
Mitsubishi UFJ Financial Group Incorporated ADR	440	1,998
Mitsui Trust Holdings Incorporated	626,000	1,742,998
Miyazaki Bank Limited	15,000	37,359
Mizuho Financial Group Incorporated	4,177,400	6,722,682
National Australia Bank Limited	394,407	10,272,607
National Bank of Canada «	15,300	1,148,722
National Bank of Greece SA †	59,464	105,459
National Bank of Greece SA ADR †	4,869	8,277
National Penn Bancshares Incorporated «	278,256	2,476,478
National Societe Generale Bank SAE	7,762	40,204
Natixis	70,899	193,781

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	37

Security name	Shares	Value

Commercial Banks (continued)
Nedbank Group Limited	31,437	$692,115
Nishi-Nippon City Bank Limited	119,000	253,822
Nordea Bank AB	234,274	2,166,845
Old Mutual plc	447,204	1,181,595
Old National Bancorp «	206,921	2,731,357
Oriental Bank of Commerce	12,374	49,919
OTP Bank «	40,952	648,956
Oversea-Chinese Banking Corporation Limited	501,346	3,736,466
Pacwest Bancorp «	67,238	1,565,301
Park National Corporation «	27,200	1,831,920
Piraeus Bank SA †	112,063	35,661
PKO Bank Polski SA	127,918	1,374,010
PNC Financial Services Group	64,787	4,027,160
Popular Incorporated †	217,560	3,446,150
PrivateBancorp Incorporated «	134,000	2,184,200
Prosperity Bancshares Incorporated «	102,000	4,294,200
PT Bank Danamon Indonesia TBK PT	786,234	494,746
PT Bank Pan Indonesia TBK PT †	506,500	36,122
Public Bank Berhad	260,065	1,191,913
Public Bank Berhad (Foreign Market)	91,000	417,648
Punjab National Bank Limited	17,505	212,908
Raiffeisen International Bank Holdings «	2,580	86,272
Resona Holdings Incorporated	328,000	1,277,732
RHB Capital Berhad	186,279	434,025
Royal Bank of Canada «	136,200	7,622,779
Royal Bank of Scotland Group plc †	186,195	669,056
Sapporo Hokuyo Holdings Incorporated	38,900	99,368
Sberbank Sponsored ADR	555,515	6,393,978
Senshu Ikeda Holdings Incorporated	40,380	234,662
Seven Bank Limited	134,000	369,679
Shiga Bank	52,000	316,138
Shimizu Bank Limited	1,000	31,292
Shinhan Financial Group Company Limited	98,689	3,070,373
Shinsei Bank Limited	388,000	450,961
Shizuoka Bank Limited	114,000	1,183,754
Siam Commercial Bank PCL	258,500	1,237,434
Signature Bank †	87,000	5,622,810
Sinopac Financial Holdings Company Limited	1,859,452	738,789
Skandinaviska Enskilda Banken AB Class A	159,842	1,223,761
St. Galler Kantonalbank	210	73,468
Standard Bank Group Limited	282,056	3,725,838
Standard Chartered plc	180,612	3,990,613
State Bank of India Limited	24,458	807,872
State Bank of India Limited GDR 144A	4,768	331,376
Sumitomo Mitsui Financial Group Incorporated	246,184	7,621,815
Sumitomo Mitsui Financial Group Incorporated ADR	494	3,073
SunTrust Banks Incorporated	112,100	2,821,557
Suruga Bank Limited	44,000	506,341
Susquehanna Bancshares Incorporated	395,515	4,156,863
SVB Financial Group †	82,966	4,811,198

38	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Commercial Banks (continued)
Svenska Handelsbanken	50,125	$1,747,737
Swedbank AB	78,050	1,366,011
Sydbank AG †	8,747	148,979
Syndicate Bank	18,615	31,139
Synovus Financial Corporation «	1,579,217	3,284,771
Ta Chong Bank Limited †	324,656	102,000
Taishin Financial Holdings Company Limited	1,634,597	624,892
Taiwan Business Bank †	726,011	208,464
Taiwan Cooperative Financial Holdings	856,605	470,474
TCF Financial Corporation «	330,298	3,672,914
The Aichi Bank Limited - Tokai	1,100	58,937
The Akita Bank Limited - Akita	19,000	54,844
The Aomori Bank Limited	28,000	85,472
The Awa Bank Limited	49,000	302,280
The Bank of Iwate Limited	2,800	126,419
The Bank of Nagoya Limited	19,000	64,551
The Bank of Okinawa Limited	3,100	133,827
The Bank of Saga Limited	25,000	58,433
The Chiba Kogyo Bank Limited †	4,700	25,873
The Chugoku Bank Limited	38,000	518,833
The Daisan Bank Limited	49,000	88,243
The Daishi Bank Limited	76,000	239,760
The Ehime Bank Limited	27,000	73,453
The Eighteenth Bank Limited	25,000	63,222
The Fukui Bank Limited	32,000	74,794
The Hachijuni Bank Limited	91,000	499,776
The Higo Bank Limited	41,000	238,266
The Hiroshima Bank Limited	120,000	384,699
The Hokkoku Bank Limited	48,000	183,307
The Hokuetsu Bank Limited	21,000	39,696
The Hyakugo Bank Limited	36,000	158,171
The Hyakujushi Bank Limited	45,000	173,000
The Iyo Bank Limited	52,000	421,738
The Juroku Bank Limited	50,000	166,039
The Kagoshima Bank Limited	29,000	185,197
The Kanto Tsukuba Bank Limited	2,400	7,970
The Keiyo Bank Limited	49,000	222,798
The Michinoku Bank Limited	5,000	10,345
The Mie Bank Limited	4,000	8,889
The Minato Bank Limited	35,000	63,478
The Musashino Bank Limited	4,900	144,819
The Nanto Bank Limited	37,000	170,598
The Ogaki Kyoritsu Bank Limited	51,000	177,827
The Oita Bank Limited	23,000	72,265
The San-in Godo Bank Limited	22,000	158,197
The Shikoku Bank Limited	28,000	69,021
The Tochigi Bank Limited	9,000	31,496
The Toho Bank Limited	57,000	181,276
Tisco Financial Group PCL	6,200	7,914
TMB Bank PCL	2,682,765	147,259

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	39

Security name	Shares	Value

Commercial Banks (continued)
Tokyo Tomin Bank Limited	5,300	$50,905
Tomony Holdings Incorporated	14,900	61,659
Toronto-Dominion Bank «	86,031	7,037,829
Trustmark Corporation «	123,489	2,925,454
Turkiye Garanti Bankasi AS	466,731	2,001,155
Turkiye Halk Bankasi AS	61,906	558,080
Turkiye Is Bankasi	264,959	806,878
Turkiye Vakiflar Bankasi Tao	111,274	252,006
UMB Financial Corporation	76,300	3,740,989
Umpqua Holdings Corporation «	247,361	3,126,643
UniCredit SpA †	514,531	2,037,313
Union Bank of India	27,062	76,260
Unione di Banche SpA	72,120	242,021
United Bankshares Incorporated «	109,793	2,671,264
United Mizrahi Bank Limited †	8,324	64,590
United Overseas Bank Limited	218,695	3,349,288
US Bancorp	235,363	7,863,478
Valiant Holding AG	1,769	142,398
Valley National Bancorp «	130,558	1,266,413
Verwaltungs-Und Privat-Bank AG	62	4,611
Webster Financial Corporation	157,441	3,350,344
Wells Fargo & Company (l)	620,620	21,119,699
Westamerica Bancorporation «	50,581	2,354,546
Westpac Banking Corporation	552,138	14,129,828
Wing Hang Bank Limited	37,992	337,012
Woori Finance Holdings Company Limited	68,660	653,545
Yachiyo Bank Limited	1,200	22,913
Yamagata Bank Limited	26,000	110,914
Yamaguchi Financial Group	46,000	384,239
Yamanashi Chou Bank Limited	27,000	115,180
Yapi Ve Kredi Bankasi AS †	184,289	429,521
Yes Bank Limited	58,652	346,640

		519,913,433

Consumer Finance : 0.28%
ACOM Company Limited †	9,370	216,493
AEON Credit Service Company Limited «	15,100	289,483
AIFUL Corporation †	2,600	4,716
Allied Group Limited	6,000	13,909
Capital One Financial Corporation	71,200	4,024,936
Cash America International Incorporated «	53,600	2,080,752
Credit Saison Company Limited	31,326	732,587
Discover Financial Services	71,426	2,766,329
Ezcorp Incorporated «†	91,900	2,081,535
International Personal Finance plc	23,636	108,576
Jaccs Company Limited	22,000	79,239
Orient Corporation †	93,000	118,782
ORIX Corporation	18,740	1,732,902
Paragon Group of Companies plc	16,492	49,519

40	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Consumer Finance (continued)
Provident Financial plc	12,082	$253,234
Samsung Card Company Limited	7,397	234,370
Shriram Transport Finance Company Limited	21,672	247,460
SLM Corporation	323,100	5,088,825
Thanachart Capital PCL - Foreign	15,516	16,712

		20,140,359

Diversified Financial Services: 1.55%
Ackermans & Van Haaren NV	2,400	185,289
African Bank Investments Limited	170,048	657,689
AMMB Holdings Berhad	291,300	592,016
ASX Limited	30,029	945,005
Ayala Corporation Class A	57,652	563,160
Bajaj Auto Limited	16,935	233,132
Bank of America Corporation	2,232,466	17,837,403
Banque Nationale de Belgique	10	27,986
BMF Bovespa SA	411,894	2,181,320
Bolsas y Marcados Espanoles	4,820	109,854
BS Financial Group Incorporated	30,381	315,960
Bund Center Investment Limited †	85,000	11,865
Bursa Malaysia Berhad	59,100	119,732
CBOE Holdings Incorporated «	165,900	4,718,196
Century Leasing System Incorporated	8,900	166,076
Challenger Financial Services Group Limited	104,111	389,375
China Everbright Limited	144,000	175,081
Corporation Financiera Alba	549	17,795
Criteria Caixa Corporation SA	55,055	209,960
D.Carnegie & Company AB †(a)	1,000	0
Deutsche Boerse AG	18,044	928,937
ECM Libra Berhad †(a)	46,763	0
Exor SpA	2,774	66,259
Fimalac	158	5,922
First Pacific Company Limited	294,800	316,239
FirstRand Limited	495,804	1,619,638
Fubon Financial Holding Company Limited	1,441,579	1,431,905
Fuyo General Lease Company Limited	3,300	95,930
GIMV NV	1,316	60,599
Groupe Bruxelles Lambert SA	7,755	535,508
Guoco Group Limited	14,000	111,914
Haci Omer Sabanci Holding AS	185,348	796,736
Hellenic Exchanges SA Holding	2,480	9,420
Hitachi Capital Corporation	8,400	146,875
Hong Kong Exchanges & Clearing Limited	184,707	2,452,932
Hong Leong Singapore Finance Limited	18,000	34,801
IBJ Leasing Company Limited	4,600	114,390
IG Group Holdings plc	37,974	259,579
Indiabulls Financial Services Limited	38,079	125,789
Industrivarden AB Class A	18,200	256,007
Industrivarden AB Class C	13,675	183,684

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	41

Security name	Shares	Value

Diversified Financial Services (continued)
Infrastructure Development Finance Company Limited	232,183	$559,535
ING Groep NV †	389,674	2,980,982
InterContinental Exchange Incorporated †	57,257	7,827,032
Investor AB A Shares	17,400	349,198
Investor AB B Shares	38,261	792,699
Japan Securities Finance Company Limited	9,000	40,922
Jefferies Group Incorporated	103,500	1,520,415
JPMorgan Chase & Company	472,477	17,547,796
Jupiter Fund Management plc	46,400	166,066
K-Green Trust	25,027	19,977
Kinnevik Investment AB	21,989	444,615
Kotak Mahindra Bank Limited	37,713	389,232
Lender Processing Services Incorporated	180,200	5,058,214
Leucadia National Corporation	128,000	2,736,640
London Stock Exchange Group plc	15,448	243,697
Lundbergforetagen AB	5,095	171,803
Mahindra & Mahindra Financial Services Limited	5,426	71,945
Marfin Investment Group SA †	31,243	7,506
Metro Pacific Investments Corporation	3,307,000	327,753
Mitsubishi UFJ Securities Company Limited	10,710	460,300
Moody’s Corporation «	131,400	5,203,440
MSCI Incorporated †	92,249	3,236,095
Mulpha International Berhad †	222,700	28,154
Multi-Purpose Holdings Berhad	167,870	200,939
NASDAQ Stock Market Incorporated	91,600	2,094,892
NYSE Euronext (Paris) Incorporated	176,445	4,419,947
OKO Bank	17,742	200,062
Old Mutual plc	360	961
Onex Corporation	7,300	287,038
Osaka Securities Exchange Company «	45	204,323
Pargesa Holding SA	2,020	128,432
PHH Corporation «†	126,892	2,214,265
Power Finance Corporation Limited	84,672	244,008
Reliance Capital Limited	23,714	136,337
Remgro Limited	93,697	1,604,546
RHJ International †	1,117	5,184
Ricoh Leasing Company Limited	4,800	110,781
RMB Holdings Limited	184,199	797,034
Rural Electrification Corporation Limited	59,789	202,826
Singapore Exchange Limited	188,000	1,061,789
SKS Microfinance Limited †	6,165	11,460
SNS Reaal NV †	4,259	6,123
Societe Generale †	70,468	1,865,759
Societe Generale ADR †	20,550	108,093
Sofina SA	2,215	169,195
TMX Group Incorporated	765	38,687
UBS AG	335,833	3,756,883
VTB Bank OJSC GDR	350,500	1,158,087
Washington H. Soul Pattinson & Company Limited	25,619	337,470
Western Union Company	74,600	1,313,706

		111,872,801

42	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Insurance: 3.30%
ACE Limited	41,936	$3,091,941
Admiral Group plc	19,943	375,565
Aegon NV	168,743	866,596
AFLAC Incorporated	57,600	2,659,968
Ageas	24,124	537,074
AIA Group Limited	1,036,200	3,560,457
Aksigorta AS	15,670	16,883
Alleghany Corporation †	12,983	4,377,218
Allianz AG	42,390	4,653,074
Allianz AG ADR	5	54
Allied World Assurance Company	25,278	1,985,081
Allstate Corporation	59,927	2,234,079
American Financial Group Incorporated	60,548	2,274,183
American International Group Incorporated †	90,600	3,110,298
American National Insurance Company	10,200	721,038
Amlin plc	48,663	297,952
AMP Limited «	501,233	2,309,605
Arch Capital Group Limited †	92,166	3,678,345
Argo Group International Holdings Limited «	65,282	1,929,736
Arthur J. Gallagher & Company	78,493	2,803,770
Aspen Insurance Holdings Limited	51,124	1,486,686
Assicurazioni Generali SpA	139,121	1,984,346
Assurant Incorporated	57,299	2,019,790
Assured Guaranty Limited	112,184	1,480,829
Aviva plc	272,831	1,412,714
AXA SA	175,168	2,535,956
Axis Capital Holdings Limited	86,122	2,934,177
Bajaj Finserv	17,911	256,373
Baloise Holding AG	4,595	338,115
Beazley plc	26,836	70,607
Brown & Brown Incorporated	76,555	2,008,803
Cathay Financial Holding Company Limited	1,908,440	1,822,356
Catlin Group Limited	38,348	279,246
China Insurance International Holdings Company Limited †	184,400	245,837
China Life Insurance Company	1,580,000	4,227,077
China Life Insurance Company (Taiwan) †	435,517	394,061
China Pacific Insurance Group Company Limited	339,400	1,006,479
Chubb Corporation	34,236	2,529,698
Cincinnati Financial Corporation «	104,834	4,052,882
Clal Insurance Enterprise Holdings Limited	832	7,668
CNO Financial Group Incorporated	482,100	4,290,690
CNP Assurances	17,471	211,861
Dai-Ichi Mutual Life Insurance Company	1,863	1,896,431
Delta Lloyd NV	8,022	110,537
Discovery Holdings Limited	85,119	584,275
Dongbu Insurance Company Limited	11,740	479,585
Endurance Specialty Holdings Limited	94,678	3,579,775
Euler Hermes SA «	728	45,097
Everest Reinsurance Group Limited	34,843	3,611,825
Fairfax Financial Holdings Limited	1,900	715,418

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	43

Security name	Shares	Value

Insurance (continued)
Fidelity National Title Group Incorporated	148,614	$2,799,888
First American Financial Corporation	226,349	4,361,745
Fondiaria Sai SpA †	17	22
Fondiaria Sai SpA RSP †	13	715
Genworth Financial Incorporated †	325,234	1,720,488
Gjensidige Forsikring ASA	20,511	263,318
Great Eastern Holdings Limited	10,000	110,951
Great-West Lifeco Incorporated «	23,800	525,616
Grupo Catalana Occidente SA	2,305	34,501
Hannover Rueckversicherung AG	5,268	321,829
Harel Insurance Investments & Finances Limited †	438	11,260
Hartford Financial Services Group Incorporated	294,182	5,274,683
HCC Insurance Holdings Incorporated	67,008	2,216,625
Helvetia Holding AG	366	120,569
Hiscox Limited	29,981	221,222
Horace Mann Educators Corporation	83,936	1,474,756
Hyundai Marine & Fire Insurance Company Limited	12,380	356,793
Industrial Alliance Insurance & Financial Services Incorporated	7,139	181,924
Insurance Australia Group Limited	374,306	1,604,864
Intact Financial Corporation	11,215	683,765
Jardine Lloyd Thompson Group plc	25,129	306,441
Kemper Corporation	95,308	2,916,425
Korea Life Insurance Company Limited	51,670	323,329
Korea Reinsurance Company	11,002	107,147
Lancashire Holdings plc	19,049	242,278
Legal & General Group plc	542,930	1,103,478
Liberty Holdings Limited	40,555	443,098
LIG Insurance Company Limited	8,650	186,780
Lincoln National Corporation	190,760	4,429,447
LPI Capital Berhad	40,900	176,978
Manulife Financial Corporation «	170,500	1,909,531
Mapfre SA	59,378	144,143
Markel Corporation †	7,399	3,217,825
Marsh & McLennan Companies Incorporated	66,609	2,276,030
Mediolanum SpA	9,857	38,608
Menorah Mivtachim Holdings Limited †	1,664	9,144
Mercury General Corporation	17,722	678,575
MetLife Incorporated	101,026	3,448,017
Migdal Insurance & Financial Holding Limited	10,202	10,369
Milano Assicurazioni SpA †	8,878	3,443
Millea Holdings Incorporated	134,700	3,224,060
Mitsui Sumitomo Insurance Group Holdings Incorporated	95,300	1,502,014
Montpelier Re Holdings Limited «	121,024	2,609,277
Muenchener Rueckversicherungs-Gesellschaft AG	15,949	2,361,139
New China Life Insurance Company Limited	92,500	277,287
NIB Holdings Limited	69,823	118,666
NKSJ Holdings Incorporated	73,000	1,312,779
Old Republic International Corporation «	175,785	1,517,025
PartnerRe Limited	42,757	3,138,364
PICC Property & Casualty Company Limited	512,200	616,150

44	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Insurance (continued)
Ping An Insurance Group Company of China Limited	396,000	$2,859,224
Power Corporation of Canada «	32,500	775,120
Power Financial Corporation «	24,500	617,378
Powszechny Zaklad Ubezpieczen SA «	11,780	1,228,009
Principal Financial Group Incorporated	188,800	5,180,672
Proassurance Corporation	53,499	4,773,716
Protective Life Corporation «	177,100	5,003,075
Prudential Financial Incorporated	59,562	3,246,725
Prudential plc	240,982	3,011,404
QBE Insurance Group Limited	204,360	2,751,082
Reinsurance Group of America Incorporated	49,139	2,886,425
Renaissancere Holdings Limited	39,562	3,056,165
Resolution Limited	129,419	443,465
RLI Corporation «	34,362	2,177,176
Royal & Sun Alliance Insurance Group plc	355,430	643,382
Sampo Oyj	45,762	1,312,931
Samsung Fire & Marine Insurance Company Limited	7,803	1,609,256
Samsung Life Insurance Company	17,644	1,500,624
Sanlam Limited	350,185	1,541,097
Santam Limited	1	21
SCOR Regroupe	14,377	353,440
Selective Insurance Group Incorporated	113,552	2,035,987
Shin Kong Financial Holding Company Limited †	1,677,264	454,162
Societa Cattolica di Assicurazione Societa Cooperativa †	2,135	28,653
Sony Financial Holdings Incorporated	33,900	557,675
St. James’s Place plc	25,880	142,882
Stancorp Financial Group Incorporated «	95,951	2,995,590
Standard Life plc	211,011	888,898
Storebrand ASA †	21,988	92,841
Sun Life Financial Incorporated «	54,700	1,276,842
Suncorp-Metway Limited	225,906	2,144,897
Swiss Life Holding	2,683	304,637
Swiss RE Limited	31,957	2,003,380
T&D Holdings Incorporated	117,800	1,191,616
Taiwan Life Insurance Company Limited †	14,539	9,272
The Hanover Insurance Group Incorporated	97,300	3,472,637
The Travelers Companies Incorporated	50,290	3,255,775
Tong Yang Life Insurance Company	13,010	116,383
Topdanmark AS †	1,215	229,089
Torchmark Corporation «	65,254	3,339,700
Tower Group Incorporated «	71,300	1,329,032
TrygVesta AS	1,268	78,959
Unipol Gruppo Finanziario SpA †	365	959
UNUM Group	190,953	3,725,493
Validus Holdings Limited	57,347	1,921,698
W.R. Berkley Corporation «	75,012	2,803,949
White Mountain Insurance Group Limited	4,540	2,362,344
Wiener Staedtische Allgemeine Versicherung AG	4,394	183,986
Willis Group Holdings	118,352	4,416,897
Yapi Kredi Sigorta AS	2,809	25,400
Zurich Financial Services AG	13,147	3,160,403
Zurich Insurance Group ADR «	11,963	288,213

		238,844,128

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	45

Security name	Shares	Value

Real Estate Management & Development: 0.96%
Aeon Mall Company Limited	15,300	$357,023
Africa Israel Investments Limited †	683	1,058
Agile Property Holdings Limited	274,000	314,417
Alexander & Baldwin Incorporated †	79,512	2,355,145
Argosy Property Trust	31,863	22,655
Ascendas India Trust	83,000	51,937
Atrium European Real Estate Limited	10,857	53,258
Atrium Ljungberg AB	1,011	12,183
Australand Property Group	41,250	123,164
Ayala Land Incorporated	1,135,400	604,467
Beni Stabili SpA	6,222	2,661
Brookfield Asset Management Incorporated «	52,850	1,821,268
Brookfield Properties Corporation «	180,514	3,021,804
Bukit Sembawang Estates Limited	17,000	66,145
Bumi Serpong Damai PT	2,777,000	291,243
C C Land Holdings Limited	153,631	32,089
CA Immobilien Anlagen AG	3,951	38,812
Capital & Counties Properties plc	88,641	302,610
CapitaLand Limited	441,500	1,066,117
CapitaMalls Asia Limited	224,000	297,409
Castellum AB	18,738	250,559
Cathay Real Estate Development Company Limited	260,000	111,983
Cent Pattana Public Company	53,000	89,221
Cheung Kong Holdings Limited	232,000	3,155,771
China Overseas Land & Investment Limited	748,480	1,690,750
China Resources Land Limited	406,000	784,157
China Vanke Company Limited Class B	80	100
Chinese Estates Holdings Limited	69,696	89,232
City Developments Limited	83,000	767,076
Citycon Oyj	8,904	26,991
Conwert Immobilien Invest SE	3,761	41,156
Country Garden Holdings Company Limited †	1,161,013	407,166
Daibiru Corporation	5,400	35,313
Daikyo Incorporated	67,000	160,879
Daito Trust Construction Company Limited	13,900	1,356,357
Daiwa House Industry Company Limited	111,000	1,545,309
DB Realty Limited †	11,179	15,053
Deutsche Euroshop AG	4,842	177,075
DLF Limited	85,755	300,701
Echo Investment †	26,597	30,334
Elbit Imaging Limited †	816	1,812
Evergrande Real Estate Group Limited «	976,000	372,483
Fabege AB	13,162	116,868
Far East Consortium	132,317	24,908
Farglory Land Development Company Limited	49,000	88,181
First Capital Realty Incorporated	3,689	72,040
FirstService Corporation †	2,138	58,018
FKP Property Group	93,976	29,127
Forest City Enterprises Incorporated «†	292,581	4,412,121
Franshion Properties China Limited	714,000	209,893

46	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Real Estate Management & Development (continued)
Future Mall Management Limited †	504	$209
Gagfah SA †	956	10,350
Gazit Globe Limited	4,376	42,142
Global Logistic Properties Limited	388,000	737,714
Globe Trade Centre SA †	23,012	43,465
Glorious Property Holdings Limited †	691,000	98,002
Goldcrest Company Limited	1,440	21,059
Grainger plc	7,612	11,845
Great Eagle Holdings Limited	68,086	188,300
Greentown China Holdings Limited	56,000	58,629
Guocoland Limited	42,554	58,036
Hang Lung Group Limited	147,000	917,334
Hang Lung Properties Limited	385,000	1,315,442
Heiwa Real Estate Company Limited	50,500	116,744
Heliopolis Housing	1,417	4,423
Henderson Land Development Company Limited	168,559	1,036,658
Highwealth Construction Corporation	173,000	288,805
HKC Holdings Limited	203,274	7,732
HKR International Limited	33,600	12,737
Hong Kong Land Holdings Limited	217,000	1,323,700
Hopewell Holdings	123,000	394,091
Hopson Development Holdings Limited †	56,000	34,946
Housing Development & Infrastructure Limited †	33,352	40,082
Howard Hughes Corporation †	45,879	3,018,379
Huaku Development Company Limited	62,336	148,811
Huang Hsiang Construction Company	20,000	45,007
Hufvudstaden AB	14,497	178,087
Hysan Development Company Limited	93,061	417,553
IGB Corporation Berhad	149,784	122,723
IJM Land Berhad	40,400	30,903
Immoeast AG Interim Shares †(a)	15,082	0
Immofinanz AG	87,053	279,651
Immofinanz AG Interim Shares †(a)	19,870	0
Indiabulls Real Estate Limited	43,692	33,775
Interchina Holdings Company †(a)	960,000	59,412
IVG Immobilien AG †	4,150	9,443
Jones Lang Lasalle Incorporated	34,355	2,478,026
K Wah International Holdings Limited	154,923	64,319
Kenedix Incorporated †	127	12,474
Keppel Land Limited	137,030	372,669
Kerry Properties Limited	112,053	532,385
KLCC Property Holdings Berhad	105,300	193,446
Kowloon Development Company Limited	45,000	44,327
Kungsleden	18,987	100,638
KWG Property Holding Limited	268,500	138,128
Land and Houses PCL	380,700	100,840
Lend Lease Corporation Limited	91,805	805,262
Leopalace21 Corporation †	28,000	90,478
Lippo Karawaci TBK PT	4,995,500	455,803
Longfor Properties Company Limited	306,000	441,091

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	47

Security name	Shares	Value

Real Estate Management & Development (continued)
LSR Group OJSC GDR Register Shares	15,800	$65,175
Medinet Nasr Housing †	2,809	8,621
Megaworld Corporation	2,758,000	142,898
Midland Holdings Limited	56,000	30,686
Mitsubishi Estate Company Limited	249,189	4,369,838
Mitsui Fudosan Company Limited	152,000	2,820,819
Mobimo Holding AG	799	184,623
New World China Land Limited	526,000	168,191
New World Development Limited	715,969	889,890
Nomura Real Estate Holding Incorporated	16,600	276,260
NTT Urban Development Corporation	162	122,697
Palm Hills Developments SAE †	46,809	17,335
Peet Limited	21,691	16,135
Poly Hong Kong Investments Limited †«	346,000	171,306
Prelios SpA †	11,055	1,275
Prince Housing & Development Corporation	180,000	128,911
PSP Swiss Property AG	3,653	339,587
Radium Life Tech Company Limited	78,542	51,529
Renhe Commercial Holdings Company Limited †«	1,212,000	49,224
Robinsons Land Company	372,100	164,493
Ruentex Development Company Limited	130,211	218,243
Savills plc	10,369	64,409
Shimao Property Holding Limited «	283,500	427,665
Shoei Company Limited	53,200	267,036
Shui On Land Limited	544,117	197,836
Singapore Land Limited	14,000	67,501
Sino Land Company	496,647	813,236
Sino-Ocean Land Holdings Limited	745,378	334,442
SM Prime Holdings Incorporated	1,536,054	511,105
SOHO China Limited	374,000	239,176
SP Setia Berhad	168,100	191,530
Sumitomo Real Estate Sales Company Limited	2,360	114,240
Sumitomo Realty & Development Company Limited	82,000	1,999,336
Sun Hung Kai Properties Limited	248,847	3,227,717
Sun Hung Kai Properties Limited ADR	3,148	40,483
Suruga Corporation †(a)	600	0
Swire Pacific Limited A Shares	120,000	1,418,008
Swire Pacific Limited B Shares	195,000	452,556
Swiss Prime Site AG	4,996	411,057
TA Global Berhad	34,080	2,890
Talaat Moustafa Group †	108,625	82,411
Tian An China Investment	224,097	117,019
TOC Company Limited	13,900	71,013
Tokyo Tatemono Company Limited †	70,000	231,560
Tokyu Land Corporation	85,000	416,885
Tokyu Livable Incorporated	600	7,288
UEM Land Holdings Berhad †	413,675	244,935
Unitech Limited †	203,870	67,437
United Energy Group Limited †	1,044,000	153,451
United Industrial Corporation Limited	40,000	83,755

48	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Real Estate Management & Development (continued)
UOL Group Limited	72,000	$304,404
Wharf Holdings Limited	287,500	1,770,012
Wheelock & Company	145,000	552,447
Wheelock Properties (Singapore) Limited	39,000	56,631
Wing Tai Holdings Limited	27,730	34,037
Yanlord Land Group Limited †	61,000	57,012

		69,460,430

REITs: 4.97%
Abacus Property Group	33,487	69,886
Advance Residence Investment Corporation	177	356,509
Alexandria Real Estate Equities Incorporated	47,359	3,499,830
American Campus Communities Incorporated «	166,059	7,741,671
American Capital Agency Corporation «	221,800	7,727,512
American Tower Corporation	80,502	5,667,341
AMP NZ Office Trust	80,730	62,264
ANF Immobilier	43	1,782
Annaly Capital Management Incorporated	119,453	2,067,731
Apartment Investment & Management Company Class A	227,600	6,026,848
Ardent Leisure Group	53,538	69,971
Ascendas REIT	273,000	516,871
AvalonBay Communities Incorporated	20,400	2,887,008
Babcock & Brown Japan Property Trust	1,780	5,388
Befimmo S.C.A. Sicafi	897	51,944
BioMed Realty Trust Incorporated	335,386	6,214,703
Blife Investment Corporation	22	156,230
Boardwalk REIT	1,855	121,076
Boston Properties Incorporated	30,689	3,441,158
Brandywine Realty Trust «	304,820	3,718,804
BRE Properties Incorporated	145,455	7,261,114
British Land Company plc	76,726	657,270
Bunnings Warehouse Property Trust	64,135	131,197
Calloway REIT	3,667	108,996
Camden Property Trust	61,400	4,263,002
Canadian Apartment Properties	5,440	136,862
Canadian REIT	4,006	169,871
CapitaCommerical Trust	360,464	410,637
CapitaMall Trust	366,636	582,382
Cathay No.1 REIT	400,000	219,692
CBL & Associates Properties Incorporated «	322,668	6,895,415
CDL Hospitality Trusts	83,000	135,170
CFS Retail Property Trust	289,682	573,131
Champion REIT	178,653	78,777
Charter Hall Group	33,586	92,647
Chimera Investment Corporation	683,673	1,736,529
Cofinimmo SA	1,966	216,373
Colonial Properties Trust «	190,616	4,178,303
Commonwealth Property Office Fund	430,109	457,698
Commonwealth REIT	177,912	2,663,343

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	49

Security name	Shares	Value

REITs (continued)
Corio NV	4,463	$190,019
Corporate Office Properties Trust	154,600	3,456,856
Cousins Properties Incorporated	7	56
Cromwell Group	235,031	182,117
DA Office Investment Corporation	60	177,023
DB RREEF Trust	914,608	902,405
DCT Industrial Trust Incorporated «	531,920	3,361,734
DDR Corporation «	157,623	2,399,022
Derwent Valley Holdings plc	8,011	243,848
DiamondRock Hospitality «	413,433	3,977,225
Digital Reality Trust Incorporated	95,922	7,147,148
Douglas Emmett Incorporated	260,340	6,245,557
Duke Realty Corporation	178,000	2,581,000
DuPont Fabros Technology Incorporated «	138,800	3,825,328
EastGroup Properties Incorporated	52,975	2,839,460
Emlak Konut GYO AS	155,837	227,862
Entertainment Properties Trust	87,200	3,975,448
Equity Lifestyle Properties Incorporated	77,525	5,330,619
Equity Residential	62,500	3,775,000
Essex Property Trust Incorporated «	27,909	4,241,610
Eurocommercial Properties NV	1,763	62,201
Extra Space Storage Incorporated	224,000	7,640,640
Federal Realty Investment Trust	50,201	5,417,190
Fonciere des Regions	2,553	179,504
Franklin Street Properties Corporation	157,848	1,755,270
Frontier Real Estate Investment Corporation	32	269,340
Fukuoka REIT Corporation	14	97,988
Gecina SA	2,316	221,946
General Growth Properties Incorporated	46,800	963,144
Global One Real Estate Investment Corporation	14	86,187
Golden Land Property Development PCL †	273,900	71,676
Goodman Property Trust	95,603	77,191
GPT Group	304,105	1,102,793
Granite Real Estate Incorporated	8,300	300,593
Great Portland Estates plc	28,410	198,398
H&R REIT	6,468	166,006
Hammerson plc	65,021	471,824
Hankyu REIT Incorporated	23	107,516
Hatteras Financial Corporation	210,887	6,113,614
HCP Incorporated	50,004	2,293,183
Health Care REIT Incorporated	145,102	8,479,761
Healthcare Realty Trust Incorporated «	167,082	4,053,409
Heiwa Real Estate REIT Incorporated	82	51,319
Henderson Investments Limited	18,000	1,346
Home Properties Incorporated	90,905	5,804,284
Hospitality Properties Trust	269,821	6,494,591
Host Hotels & Resorts Incorporated «	566,200	8,662,860
ICADE	2,399	182,556
ING Office Fund	109,870	321,239
Inmuebles Carso SAB de CV †	62,977	48,412

50	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

REITs (continued)
Invesco Mortgage Capital Incorporated	245,900	$5,038,491
Japan Excellent Incorporated	23	117,798
Japan Logistics Fund Incorporated	29	260,017
Japan Prime Realty Investment Corporation	126	353,724
Japan Real Estate Investment Corporation	95	927,007
Japan Retail Fund Investment Corporation	335	572,489
K-REIT Asia	131,000	117,706
Kenedix Realty Investment	35	114,886
Kilroy Realty Corporation «	128,795	6,080,412
Kimco Realty Corporation «	269,180	5,469,738
Kiwi Income Property Trust	152,397	134,067
Klepierre	9,609	310,132
Land Securities Group plc	73,977	929,144
Lexington Corporate Properties Trust «	302,858	2,840,808
Liberty International plc	53,384	286,339
Liberty Property Trust	76,232	2,811,436
Macerich Company	102,128	6,083,765
Mack-Cali Realty Corporation	57,908	1,546,144
Macquarie Countrywide Trust	30,315	108,993
Macquarie Goodman Group	267,328	1,101,997
Macquarie MEAG Prime REIT	132,000	77,834
Mapletree Logistics Trust	191,680	170,690
Mercialys SA	3,326	68,337
MFA Mortgage Investments Incorporated	778,843	6,378,724
MID REIT Incorporated	22	55,664
Mid-America Apartment Communities Incorporated	76,250	5,185,000
Mirvac Group	603,654	841,948
Mori Hills REIT Corporation	52	221,496
Mori Trust Sogo REIT Incorporated	33	291,666
National Retail Properties Incorporated «	210,454	6,536,701
Nippon Accommodations Fund Incorporated	38	254,320
Nippon Building Fund Incorporated	94	950,865
Nomura Real Estate Office Fund	43	247,417
Omega Healthcare Investors Incorporated «	232,274	5,579,221
ORIX JREIT Incorporated «	41	187,470
Parkway Life REIT	33,000	50,830
Piedmont Office Realty Trust Incorporated «	114,900	1,949,853
Plum Creek Timber Company	112,700	4,612,811
Post Properties Incorporated	100,346	5,122,663
Premier Investment Company	43	155,425
Primaris Retail REIT	9,400	227,431
Prologis Incorporated	100,084	3,419,870
Public Storage Incorporated Class D	28,797	4,191,691
Realty Income Corporation «	88,251	3,718,015
Redwood Trust Incorporated	156,671	2,245,095
Regency Centers Corporation	61,883	3,032,267
RioCan REIT	11,888	333,093
Segro plc	77,485	284,825
Senior Housing Properties Trust	355,589	7,865,629
Shaftesbury plc	17,198	142,137

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	51

Security name	Shares	Value

REITs (continued)
Simon Property Group Incorporated	60,286	$9,567,388
SL Green Realty Corporation	70,900	5,714,540
Societe Immobiliere de Location Pour L’industrie et le Commerce	577	56,166
Starwood Property Trust Incorporated	255,500	6,017,025
Stockland Australia	404,430	1,328,721
Sunstone Hotel Investors Incorporated †	257,446	2,685,162
Suntec REIT	384,000	445,150
Taubman Centers Incorporated «	43,873	3,510,717
The Link REIT	405,352	1,808,312
Tokyu REIT Incorporated	24	117,402
Top REIT Incorporated	21	97,899
Two Harbors Investment Corporation	577,700	6,695,543
UDR Incorporated	174,700	4,411,175
Unibail-Rodamco SA	9,447	1,926,737
United Urban Investment Corporation	354	395,167
Vastned Retail NV	1,059	43,157
Vornado Realty Trust	37,800	3,068,226
Washington REIT «	143,975	3,867,169
Weingarten Realty Investors «	79,614	2,223,619
Wereldhave NV	2,570	131,985
Westfield Group	372,790	3,816,815
Westfield Retail Trust	509,630	1,521,655
Weyerhaeuser Company	67,300	1,676,443

		358,878,508

Thrifts & Mortgage Finance: 0.41%
Astoria Financial Corporation «	199,608	2,010,053
Capitol Federal Financial Incorporated	122,915	1,459,001
Genworth Mortgage Insurance Canada Incorporated	2,068	40,972
Home Capital Group Incorporated	2,379	123,083
Housing Development Finance Corporation	325,744	4,305,970
Hudson City Bancorp Incorporated	324,661	2,334,313
LIC Housing Finance Limited	56,590	244,265
New York Community Bancorp Incorporated «	300,638	3,986,460
Ocwen Financial Corporation †	252,700	6,501,971
People’s United Financial Incorporated «	235,741	2,821,820
Provident Financial Services Incorporated	120,494	1,860,427
Washington Federal Incorporated	228,609	3,680,605

		29,368,940

Health Care: 8.89%

Biotechnology: 1.04%
Acorda Therapeutics Incorporated «†	71,042	1,623,310
Actelion Limited	11,077	523,509
Algeta ASA †	6,224	158,947
Alkermes plc †	176,444	3,237,747
Amgen Incorporated	98,382	8,256,217
Ariad Pharmaceuticals Incorporated «†	309,000	6,353,040
Basilea Pharmaceuticals Limited †	184	9,482

52	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Biotechnology (continued)
Biocon Limited	8,634	$40,768
Biogen IDEC Incorporated †	49,807	7,301,208
Biota Holdings Limited †	16,423	11,283
Celgene Corporation †	92,662	6,675,370
Cepheid Incorporated «†	123,154	4,647,832
CK Life Sciences International Holdings Incorporated	702,000	48,876
CSL Limited	93,640	4,298,342
Cubist Pharmaceuticals Incorporated †	116,100	5,363,820
Dendreon Corporation «†	297,052	1,333,763
Genmab AS †	1,600	21,201
Grifols SA †	12,814	361,031
Grifols SA - B Shares †	5,215	106,656
Incyte Corporation «†	180,500	3,611,805
Intercell AG †	1,885	4,386
InterMune Incorporated «†	129,100	951,467
Medivation Incorporated †	67,100	7,036,106
Mesoblast Limited †«	31,890	209,214
Nicox SA †	1,380	4,496
PDL BioPharma Incorporated «	306,668	2,257,076
Seattle Genetics Incorporated «†	185,000	4,909,900
Sino Biopharmaceutical Limited	368,000	143,766
Takara Bio Incorporated	800	4,036
Theravance Incorporated «†	134,200	3,579,114
United Therapeutics Corporation †	37,105	2,008,123
Zeltia SA †	7,262	13,108

		75,104,999

Health Care Equipment & Supplies: 1.37%
Alere Incorporated †	174,964	3,285,824
Ansell Limited	19,623	307,346
Baxter International Incorporated	70,400	4,131,072
bioMerieux SA	1,765	154,047
Biosensors International Group Limited †	199,000	197,164
Boston Scientific Corporation †	976,400	5,272,560
CareFusion Corporation †	150,558	3,955,159
Cochlear Limited	10,052	699,964
Coloplast AS Class B	2,115	422,347
Cooper Companies Incorporated	35,308	2,960,576
CR Bard Incorporated	66,194	6,494,293
DiaSorin SpA	1,623	49,565
Edwards Lifesciences Corporation †	90,491	9,240,036
Elekta AB Class B	8,827	449,867
Essilor International SA Cie Generale d’Optique «	19,946	1,740,862
Fisher & Paykel Healthcare Corporation	81,387	140,581
Fresenius SE	10,622	1,133,225
Fukuda Denshi Company Limited	1,200	38,010
Getinge AB	18,499	551,154
GN Store Nord	30,664	414,865
Golden Meditech Company Limited †	40,000	4,538

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	53

Security name	Shares	Value

Health Care Equipment & Supplies (continued)
Haemonetics Corporation †	45,346	$3,340,640
Hogy Medical Company Limited	2,000	99,112
Hologic Incorporated †	173,600	3,407,768
Hospira Incorporated «†	125,977	4,230,308
IDEXX Laboratories Incorporated «†	42,637	4,053,073
Intuitive Surgical Incorporated †	8,042	3,954,975
JEOL Limited	3,000	6,399
Masimo Corporation †	94,880	2,094,950
Medtronic Incorporated	126,923	5,160,689
Nagaileben Company Limited	8,000	123,431
Nakanishi Incorporated	1,300	136,650
Nihon Kohden Corporation	6,300	213,554
Nikkiso Company Limited	9,000	102,765
Nipro Corporation	14,600	86,524
Nobel Biocare Holding AG	14,841	140,684
Nuvasive Incorporated †	81,373	1,715,343
Olympus Corporation †	43,700	862,335
Olympus Corporation ADR «†	3,365	66,398
Paramount Bed Holdings Company Limited	2,300	70,679
Phonak Holding AG	4,488	416,034
ResMed Incorporated «	112,551	4,228,541
Sirona Dental Systems Incorporated †	102,381	5,440,526
Smith & Nephew plc	83,542	884,791
Steris Corporation	1,312	44,923
Straumann Holding AG	989	117,578
Tecan Group AG	803	54,798
Teleflex Incorporated «	74,731	4,934,488
Terumo Corporation	33,300	1,473,715
Thoratec Corporation †	107,530	3,644,192
TOA Medical Electronics Company	17,900	820,755
Top Glove Corporation Berhad	104,900	177,603
Varian Medical Systems Incorporated «†	86,876	5,107,440
William Demant Holding AS †	3,503	302,159

		99,156,875

Health Care Providers & Services: 1.92%
Aetna Incorporated	44,700	1,716,927
Alfresa Holdings Corporation	10,400	513,392
AMERIGROUP Corporation †	89,800	8,164,616
AS ONE Corporation	600	13,740
Bangkok Chain Hospital PCL	590,310	173,316
Bangkok Dusit Medical Services PCL	109,900	363,001
Brookdale Senior Living Incorporated «†	183,800	3,993,974
Bumrungrad Hospital PCL	28,900	71,939
Cardinal Health Incorporated	42,900	1,696,695
Catamaran Corporation †	51,388	4,478,464
Catamaran Corporation - Canada Exchange †	5,888	511,060
Celesio AG	9,643	176,295
Centene Corporation «†	97,732	3,968,897

54	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Health Care Providers & Services (continued)
Chemed Corporation «	34,951	$2,307,815
Cigna Corporation	35,480	1,623,920
CML Healthcare Incorporated	5,496	47,837
Community Health Systems Incorporated †	62,000	1,676,480
Coventry Health Care Incorporated	98,609	4,105,093
Davita Incorporated †	72,292	7,031,843
Express Scripts Holding Corporation †	166,295	10,413,393
Fresenius Medical Care AG & Company	19,133	1,379,674
Galenica AG	419	244,896
Health Management Association Incorporated Class A †	557,953	4,273,920
Health Net Incorporated †	59,200	1,376,400
Henry Schein Incorporated «†	71,482	5,490,532
HMS Holdings Corporation «†	155,279	5,350,914
Humana Incorporated	19,169	1,343,364
Laboratory Corporation of America Holdings «†	76,571	6,734,419
Life Healthcare Group Holdings Limited	84,648	321,346
LifePoint Hospitals Incorporated †	103,097	4,167,181
Magellan Health Services Incorporated †	49,557	2,458,523
McKesson Corporation	49,000	4,268,390
Medi-Clinic Corporation «	105,511	549,340
Mediceo Paltac Holdings Company Limited	42,100	602,773
MEDNAX Incorporated †	91,928	6,368,772
Miraca Holdings Incorporated	10,200	456,619
Network Healthcare Holdings Limited	227,883	475,400
Nichii Gakkan Company	7,200	73,844
Omnicare Incorporated	87,505	2,833,412
OPG Groep NV	3,172	37,412
Orpea	3,644	140,574
Otsuka Holdings Company Limited	74,400	2,269,202
Owens & Minor Incorporated «	139,400	3,901,806
Patterson Companies Incorporated	60,500	2,055,185
Pharmaniaga Berhad	3,366	8,295
Primary Health Care Limited	64,770	249,601
Ramsay Health Care Limited	20,306	522,381
Rhoen Klinikum AG	9,680	230,726
Ryman Healthcare Limited	50,212	154,100
Ship Healthcare Holdings Incorporated	6,600	192,028
Sonic Healthcare Limited	67,881	940,460
Southern Cross Healthcare Limited †(a)	2,071	0
Suzuken Company Limited	14,900	504,501
Tenet Healthcare Corporation †	904,834	4,696,088
Toho Pharmaceutical	10,500	188,288
United Drug plc	34,039	111,317
UnitedHealth Group Incorporated	131,100	7,118,730
Universal Health Services Class B	59,400	2,373,030
VCA Antech Incorporated «†	187,800	3,632,052
Vital KSK Holdings Incorporated	23,100	225,114
WellCare Health Plans Incorporated †	78,400	4,444,496
WellPoint Incorporated	42,900	2,568,423

		138,382,225

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	55

Security name	Shares	Value

Health Care Technology: 0.15%
Allscripts Healthcare Solutions Incorporated †	142,643	$1,497,752
Cerner Corporation †	113,962	8,335,181
Quality Systems Incorporated	69,582	1,229,514

		11,062,447

Life Sciences Tools & Services: 0.45%
Bio-Rad Laboratories Incorporated †	36,067	3,620,405
BTG plc †	17,150	82,294
Covance Incorporated †	43,937	2,099,749
Divi’s Laboratories Limited	12,947	265,329
Gerresheimer AG	3,694	185,341
Illumina Incorporated «†	95,757	4,029,455
Life Technologies Corporation «†	140,435	6,700,154
Lonza Group AG	5,820	269,511
Mettler-Toledo International Incorporated †	25,260	4,170,679
Nordion Incorporated	2,000	20,898
QIAGEN NV †	18,724	336,662
Techne Corporation	69,796	4,785,912
Waters Corporation †	69,065	5,538,322

		32,104,711

Pharmaceuticals: 3.96%
Abbott Laboratories	196,294	12,865,109
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products †(a)	1,231	0
Alexion Pharmaceuticals Incorporated †	40,008	4,289,258
Allergan Incorporated	63,304	5,452,374
Almirall SA	1,065	8,078
Aspen Pharmacare Holdings Limited	77,630	1,325,798
Astellas Pharma Incorporated	77,000	3,756,817
AstraZeneca plc	120,375	5,612,755
Auxilium Pharmaceuticals Incorporated †	86,343	2,011,792
Bayer AG	77,494	6,011,095
BioMarin Pharmaceutical Incorporated «†	86,197	3,218,596
Bristol-Myers Squibb Company	207,977	6,865,321
Cadila Healthcare Limited	9,434	153,827
Cardiome Pharma Corporation †	3,906	1,268
Celltrion Incorporated	29,730	790,005
China Shineway Pharmaceutical Group Limited	47,000	70,779
Chugai Pharmaceutical Company Limited	41,100	818,903
Cipla Limited India	109,734	742,640
Daiichi Sankyo Company Limited	116,200	1,914,528
Dainippon Sumitomo Pharma Company Limited	27,900	307,882
Dong A Pharmaceutical Company Limited	947	79,791
Dr. Reddys Laboratories Limited	26,403	796,291
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	62,202	63,597
Eisai Company Limited	47,600	2,173,447
Elan Corporation plc †	41,387	473,975
Eli Lilly & Company	120,900	5,429,619
Endo Pharmaceuticals Holdings Incorporated †	80,061	2,547,541

56	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Pharmaceuticals (continued)
Faes Farma SA	10,131	$18,350
Financiere de Tubize	2,881	103,856
Forest Laboratories Incorporated †	164,521	5,707,233
Furiex Pharmaceuticals Incorporated †	4,299	79,317
Fuso Pharmaceutical Industries Limited	4,000	12,517
GlaxoSmithKline Pharmaceuticals Limited	11,256	424,936
GlaxoSmithKline plc	490,873	11,106,923
Glenmark Pharmaceuticals Limited	35,144	278,593
Green Cross Corporation	567	78,457
H Lundbeck AS	7,172	132,202
Hikma Pharmaceuticals plc	10,618	123,077
Hisamitsu Pharmaceutical Company Incorporated «	15,000	799,860
Hua Han Bio-Pharmaceutical Holdings Limited	132,480	25,622
Ipsen	1,094	26,186
Isis Pharmaceuticals Incorporated «†	208,300	2,834,963
Johnson & Johnson	340,676	22,971,783
Kaken Pharmaceutical Company Limited	14,000	200,268
Kalbe Farma TBK PT	890,500	361,897
Kissei Pharmaceutical Company Limited	7,200	125,341
Kyorin Company Limited	14,000	323,290
Kyowa Hakko Kogyo Company Limited	54,000	603,487
Lupin Limited	46,564	496,487
Meda AB Class A	25,008	246,598
Merck & Company Incorporated	377,858	16,266,787
Merck KGaA	5,583	638,608
Mochida Pharmaceutical Company Limited	15,000	181,046
Mylan Laboratories Incorporated †	289,600	6,825,872
Nektar Therapeutics «†	240,600	2,064,348
Nichi-Iko Pharmaceutical Company Limited	4,600	103,228
Nicholas Piramal India Limited	11,648	100,534
Nippon Shinyaku Company Limited	9,000	108,743
Novartis AG	251,316	14,807,295
Novo Nordisk AS Class B	37,040	5,833,465
Ono Pharmaceutical Company Limited	19,500	1,210,422
Onyx Pharmaceuticals Incorporated †	119,237	8,575,525
Orion Oyj Class A	2,073	42,188
Orion Oyj Class B	6,483	133,078
Par Pharmaceutical Companies Incorporated †	65,700	3,271,860
Perrigo Company «	66,613	7,325,432
Pfizer Incorporated	932,550	22,250,643
Pharmaxis Limited †	22,924	25,579
Questcor Pharmaceuticals Incorporated «†	107,100	4,652,424
Ranbaxy Laboratories Limited †	34,908	346,225
Recordati SpA	6,569	47,138
Regeneron Pharmaceutical Incorporated «†	57,613	8,529,605
Richter Gedeon plc	3,533	602,258
Roche Holding AG	2,539	474,450
Roche Holding AG Genusschein	67,552	12,297,620
Rohto Pharmaceutical Company Limited	17,000	246,440
Salix Pharmaceuticals Limited «†	97,333	4,278,759

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	57

Security name	Shares	Value

Pharmaceuticals (continued)
Sanofi-Aventis SA	103,985	$8,508,041
Sanofi-Aventis SA ADR «	17,805	729,115
Santen Pharmaceutical Company Limited	14,800	642,697
Savient Pharmaceuticals Incorporated «†	2,670	3,524
Sawai Pharmaceutical Company Limited	2,300	268,497
Seikagaku Corporation	5,500	62,801
Shanghai Pharmaceuticals Holding Company Limited	103,900	177,365
Shionogi & Company Limited	55,700	802,473
Shire Limited	57,867	1,760,501
Sigma Pharmaceuticals Limited	257,710	182,383
Sihuan Pharmaceutical Holdings Group limited	563,000	225,027
Stada Arzneimittel AG	5,207	146,444
Sun Pharmaceutical Industries Limited	80,181	963,469
Taisho Pharmaceutical Holdings Company Limited	12,000	967,112
Takeda Pharmaceutical Company Limited	129,700	6,079,558
Tanabe Seiyaku Company Limited	40,300	597,590
Teva Pharmaceutical Industries Limited	88,283	3,520,808
The United Laboratories International Holdings Limited	52,500	25,655
Towa Pharmaceutical Company Limited	1,100	70,950
Tsumura & Company	11,100	342,095
UCB SA	8,399	412,006
Valeant Pharmaceuticals International Incorporated †	28,257	1,446,747
Vertex Pharmaceuticals Incorporated †	166,338	8,870,806
Warner Chilcott Limited	135,149	1,840,729
Watson Pharmaceuticals Incorporated †	100,200	8,151,270
West Pharmaceutical Services Incorporated «	61,133	2,894,648
Yuhan Corporation	1,877	221,675
Zeria Pharmaceutical Company Limited	6,000	100,773

		286,116,660

Industrials: 11.77%

Aerospace & Defense: 1.31%
Alliant Techsystems Incorporated	72,200	3,537,078
BAE Systems plc	307,386	1,554,545
Bharat Electronics Limited	2,301	51,336
Bombardier Incorporated Class A «	12,300	45,170
Bombardier Incorporated Class B	143,159	508,300
CAE Incorporated	20,200	206,559
Ceradyne Incorporated «	45,700	1,085,375
Chemring Group plc	8,445	44,117
China Rongsheng Heavy Industry Group Company Limited «	450,000	61,501
Cobham plc	107,360	373,844
Elbit Systems Limited	1,785	55,447
Engility Holdings Incorporated †«	34,193	632,912
Esterline Technologies Corporation †	57,260	3,424,148
European Aeronautic Defence & Space Company	42,626	1,625,606
Exelis Incorporated	394,173	3,981,147
Finmeccanica SpA †	24,043	106,691
General Dynamics Corporation	36,426	2,386,267

58	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Aerospace & Defense (continued)
Huntington Ingalls Industries Incorporated †	100,130	$4,012,209
L-3 Communications Holdings Incorporated	65,100	4,572,624
Lockheed Martin Corporation	31,700	2,889,138
Meggitt plc	63,189	396,523
MOOG Incorporated Class A †	75,415	2,762,451
MTU Aero Engines Holdings	4,407	336,301
Northrop Grumman Corporation	29,151	1,949,910
Orbital Sciences Corporation †	124,300	1,715,340
Precision Castparts Corporation	30,896	4,976,728
QinetiQ plc	51,946	141,045
Raytheon Company	42,700	2,413,404
Rockwell Collins Incorporated «	97,800	4,779,486
Rolls Royce Holdings plc	173,435	2,260,943
Saab AB	5,318	94,761
Safran SA	29,204	1,023,192
Singapore Technologies Engineering Limited	264,000	722,214
Spirit AeroSystems Holdings Incorporated †	257,100	6,391,506
Teledyne Technologies Incorporated †	67,854	4,377,262
Textron Incorporated «	216,600	5,787,552
Thales SA	9,751	324,036
TransDign Group Incorporated †	36,440	5,051,313
Triumph Group Incorporated	71,000	4,219,530
Ultra Electronics Holdings	5,405	131,825
United Technologies Corporation	164,459	13,132,051
Zodiac Aerospace	3,466	330,540

		94,471,927

Air Freight & Logistics: 0.48%
Bollore Investissement	935	216,392
CH Robinson Worldwide Incorporated «	34,323	1,943,025
Deutsche Post AG	87,857	1,706,773
Expeditors International Washington Incorporated	167,956	6,148,869
FedEx Corporation	60,500	5,301,615
Freightways Limited	37,588	120,793
Glovis Company Limited	2,888	580,336
Goodpack Limited	41,000	60,686
Hub Group Incorporated Class A «†	66,901	2,013,720
Kintetsu World Express Incorporated	4,600	143,355
Mainfreight Limited	9,747	75,567
Oesterreichische Post AG	4,954	166,060
Panalpina Welttransport Holdings AG	1,522	143,081
Singapore Post Limited	397,000	343,971
The Shibusawa Warehouse Company Limited	2,000	5,569
TNT NV	25,238	90,440
Toll Holdings Limited	126,473	604,981
United Parcel Service Incorporated Class B	151,300	11,167,453
UTI Worldwide Incorporated	216,207	2,968,522
Yamato Holdings Company Limited	74,200	1,232,007

		35,033,215

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	59

Security name	Shares	Value

Airlines: 0.42%
Air China	534,000	$321,531
Air France-KLM †«	16,025	80,786
Airasia Berhad	365,000	403,024
Alaska Air Group Incorporated †	132,198	4,435,243
All Nippon Airways Company Limited	169,000	373,421
Asiana Airlines †	21,610	147,035
Cathay Pacific Airways Limited	167,000	272,163
China Airlines †	594,775	228,370
Chorus Aviation Incorporated	63	236
Delta Air Lines Incorporated †	559,900	4,843,135
Deutsche Lufthansa AG	24,014	296,309
easyJet plc	15,677	132,180
Eva Airways Corporation	355,165	199,218
International Consolidated Airlines - United Kingdom Exchange †	72,922	164,189
JetBlue Airways Corporation «†	499,644	2,448,256
Korean Air Lines Company Limited †	7,869	329,428
LAN Airlines SA	48,757	1,158,952
Malaysian Airline System Berhad †	46,134	15,504
Qantas Airways Limited †	166,030	197,264
Ryanair Holdings plc ADR †	16,200	502,848
SAS AB †	22,716	22,125
Singapore Airlines Limited	90,200	770,662
Southwest Airlines Company	508,400	4,545,096
Thai Airways International PCL †	76,300	50,161
Turk Hava Yollari Anonim Ortakligi †	95,852	189,681
United Continental Holdings Incorporated «†	228,600	4,217,670
US Airways Group Incorporated «†	350,900	3,740,594
Virgin Australia Holdings Limited	177,317	82,438
Virgin Australia International Holdings †(a)	177,317	0
WestJet Airlines Limited	1,900	32,863

		30,200,382

Building Products: 0.36%
Aica Kogyo Company Limited	8,600	138,070
Asahi Glass Company Limited	202,000	1,222,913
Assa Abloy AB Class B	30,983	947,428
Bunka Shutter Company Limited	3,000	13,066
Central Glass Company Limited	31,000	101,360
Cersanit-Krasnystaw SA †	26,430	17,703
China National Building Material Company Limited	496,000	464,284
Compagnie de Saint-Gobain	44,910	1,540,705
CSR Limited	78,315	110,039
Daikin Industries Limited	50,600	1,347,481
Dynasty Ceramic PCL	101,100	166,967
Fortune Brands Home & Security Incorporated †	117,446	2,994,873
Geberit AG	3,443	725,962
GWA International Limited	45,042	89,813
Hastie Group Limited †(a)	2,554	0
Hills Industries Limited	20,176	24,910

60	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Building Products (continued)
JS Group Corporation	51,100	$1,097,121
Kaba Holding	154	59,764
KCC Corporation	1,033	257,653
Kingspan Group plc	16,453	162,328
Lennox International Incorporated	88,358	4,197,889
Lindab International AB	10,324	74,208
Masco Corporation	248,178	3,514,200
Nibe Industrier AB B Shares NPV	13,413	214,699
Nichias Corporation	17,000	87,720
Nippon Sheet Glass Company Limited	143,000	100,453
Nitto Boseki Company Limited	27,000	92,420
Noritz Corporation	6,700	119,033
Owens Corning Incorporated †	76,600	2,555,376
Rockwool International AS A Shares	100	8,761
Rockwool International AS B Shares	400	35,448
Sankyo-Tateyama Holdings Incorporated	46,000	92,241
Sanwa Shutter Corporation	36,000	149,895
Sekisui Jushi Corporation	2,000	20,436
Taiwan Glass Industrial Corporation	343,581	341,275
Takara Standard Company Limited	15,000	113,034
Takasago Thermal Engineering Company	10,000	77,272
TOTO Limited	64,000	477,374
Trakya Cam Sanayi AS †	30,523	36,241
Ultratech Cement Limited GDR	1,352	41,171
Uponor Oyj	2,800	28,263
USG Corporation «†	119,400	2,454,864
Vanachai Group PCL	331,800	50,191
Wienerberger AG	10,742	82,446

		26,447,350

Commercial Services & Supplies: 1.38%
ABM Industries Incorporated	99,974	2,021,474
Adecco SA	12,375	561,263
Aeon Delight Company Limited «	8,900	206,089
Aggreko plc	25,249	946,163
Asahi Holdings Incorporated	8,000	132,422
Avery Dennison Corporation «	71,100	2,220,453
Babcock International Group	33,488	498,240
Brambles Limited	274,884	1,934,015
Bureau Veritas SA	5,895	543,870
Cabcharge Australia Limited	26,928	154,961
Capita Group plc	46,993	538,741
Cintas Corporation «	74,400	3,007,248
Clean Harbors Incorporated †	84,904	4,617,929
Copart Incorporated †	88,890	2,374,252
Dai Nippon Printing Company Limited	113,000	801,009
Daiseki Company Limited	6,700	109,363
Davis Service Group plc	8,093	69,778
De La Rue plc	11,470	190,140

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	61

Security name	Shares	Value

Commercial Services & Supplies (continued)
Deluxe Corporation «	111,838	$3,172,844
Downer EDI Limited †	76,754	282,302
Duskin Company Limited	8,400	168,118
Edenred	13,908	371,562
Equifax Incorporated	84,600	3,872,988
Experian Group Limited	104,782	1,670,437
FTI Consulting Incorporated «†	74,783	1,945,106
G&K Services Incorporated Class A	39,300	1,232,841
G4S plc	126,965	510,052
Gategroup Holding AG	1,692	40,763
Hays plc	95,742	104,517
HNI Corporation	79,100	2,192,652
HomeServe plc	13,090	45,935
IHS Incorporated «†	44,323	5,054,595
Intertek Group plc	15,050	672,705
Intrum Justitia AB	10,031	148,067
Itoki Corporation	1,000	5,939
KEPCO Plant Service & Engineering Company Limited	3,274	144,565
Kokuyo Company Limited	16,700	129,044
Kyodo Printing Company Limited	6,000	14,024
Loomis AB	8,827	115,299
Manpower Incorporated	53,100	1,970,541
Matsuda Sangyo Company Limited	1,800	27,151
MEITEC Corporation	7,200	159,642
Michael Page International plc	20,623	118,672
Mine Safety Appliances Company	70,000	2,440,900
Mineral Resources Limited	21,491	159,199
Mitie Group	40,984	186,054
Mitsubishi Pencil Company Limited	3,600	65,383
Moshi Moshi Hotline Incorporated	3,700	54,204
Nippon Kanzai Company Limited	500	9,624
Nissha Printing Company Limited «	3,900	37,409
Okamura Corporation	13,000	105,435
Oyo Corporation	1,000	11,150
Parexel International Corporation †	2,000	57,580
Park24 Company Limited	21,100	347,916
Pilot Corporation	29	52,929
Pitney Bowes Incorporated «	124,500	1,663,320
PMP Limited	14,400	4,463
Poyry Oyj	835	3,224
Programmed Maintenance Services Limited	9,887	22,983
Progressive Waste Solutions Limited	12,017	238,450
Prosegur Compania de Seguridad SA	26,730	131,122
Randstad Holdings NV	8,837	287,327
Regus plc	29,594	48,917
Rentokil Initial plc	129,934	158,760
Republic Services Incorporated	35,200	973,280
Resources Global Professionals	85,800	959,244
Ritchie Bros Auctioneers Incorporated	6,229	116,081
RPS Group plc	38,863	149,767

62	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Commercial Services & Supplies (continued)
RR Donnelley & Sons Company «	123,500	$1,356,030
S1 Corporation Incorporated (Korea)	4,378	227,654
SAI Global Limited	29,563	131,335
Salmat Limited	5,981	15,943
Sato Corporation	7,500	113,417
Secom Company Limited	37,700	1,904,381
Securitas AB	25,461	189,779
SEEK Limited	58,955	434,284
Serco Group plc	48,699	434,963
SGS Societe Generale de Surveillance Holding SA	519	1,047,024
Shanks Group plc	6,285	8,962
Societe BIC SA	2,766	297,704
Sohgo Security Services Company Limited	11,000	162,271
Stantec Incorporated	3,535	113,142
Stericycle Incorporated «†	67,331	6,162,133
Taiwan Secom Company Limited	64,000	131,415
Teleperformance	6,361	157,377
Temp Holdings Company Limited «	5,500	65,822
Tetra Tech Incorporated †	132,500	3,437,050
The Brink’s Company	102,700	2,286,102
The GEO Group Incorporated «	134,900	3,549,219
Tomra Systems ASA	7,776	66,954
Toppan Forms Company Limited	6,500	59,857
Toppan Printing Company Limited	113,000	661,013
Towers Watson & Company	108,575	5,897,794
Transcontinental Incorporated	3,424	34,075
Transfield Services Limited	59,595	112,982
Transpacific Industries Group Limited †	162,245	149,185
TrueBlue Incorporated †	84,331	1,309,660
Uchida Yoko Company Limited	2,000	5,186
United Stationers Incorporated «	89,700	2,169,843
USG People NV	2,957	21,743
Verisk Analytics Incorporated Class A †	107,824	5,231,620
Waste Connections Incorporated «	219,748	6,361,705
Waste Management Incorporated	53,853	1,862,237

		99,552,353

Construction & Engineering: 0.77%
Abengoa SA	2,020	34,948
Actividades de Construccion y Servicios SA	12,721	252,649
Aecom Technology Corporation †	68,800	1,334,032
Aecon Group Incorporated	8,690	108,873
Aegion Corporation †	81,100	1,583,072
Arcadis NV	6,310	131,750
Ausenco Limited	9,573	29,671
Aveng Limited	81,611	298,842
Balfour Beatty plc	61,174	272,367
Bilfinger Berger AG	3,681	309,420
Boart Longyear Group	89,116	129,819

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	63

Security name	Shares	Value

Construction & Engineering (continued)
Bouygues SA	20,929	$520,567
Budimex SA	489	7,067
Cardno Limited	31,708	244,383
Carillion plc	47,881	211,053
CH Karnchang PCL	184,900	41,895
China Communications Construction Company Limited	1,015,779	780,568
China Railway Construction Corporation	282,500	213,443
China Railway Group Limited Class H	552,000	207,820
Chiyoda Corporation	31,000	407,817
Chudenko Corporation	3,900	37,608
Chugai Ro Company Limited	3,000	8,698
Cintra Concesiones de Infraestructuras de Transporte SA	38,349	452,689
Comsys Holdings Corporation	25,400	324,414
CTCI Corporation	200,000	378,618
Daelim Industrial Company Limited	5,332	417,302
Daewoo Engineering & Construction Company Limited †	57,764	509,102
Dialog Group Berhad	359,032	270,035
Doosan Heavy Industries & Construction Company Limited	10,144	529,272
Eiffage SA	4,842	150,460
EMCOR Group Incorporated	123,732	3,418,715
FLSmidth & Company A/S «	5,428	305,203
Fluor Corporation	131,400	6,767,100
Fomento de Construcciones y Contratas SA	2,658	33,429
Gamuda Berhad	314,200	346,932
GS Engineering & Construction Corporation	7,290	451,037
Hellenic Technodomiki Tev SA †	6,620	10,242
Hibiya Engineering Limited	2,000	23,526
Hochtief AG †	4,214	197,492
Housing & Construction Holdings Limited	10,493	14,342
Hyundai Development Company	11,203	205,868
Hyundai Engineering & Construction Company Limited	13,369	747,026
IJM Corporation Berhad	221,620	364,579
Impregilo SpA	13,306	48,033
Imtech NV	9,742	251,932
Interserve plc	5,387	30,631
IRB Infrastructure Developers Limited	22,390	50,415
Italian-Thai Development PCL †	82,400	8,888
Jacobs Engineering Group Incorporated †	97,513	3,855,664
JGC Corporation	44,000	1,354,365
Kajima Corporation	186,000	515,512
Kandenko Company Limited	15,000	73,185
KBR Incorporated	100,500	2,722,545
KEPCO Engineering & Construction Company Incorporated	1,785	123,969
Kier Group plc	2,848	58,382
Kinden Corporation	32,000	198,225
Koninklijke Bam Groep NV	27,683	79,041
Koninklijke Boskalis Westminster NV	5,881	198,761
Kvaerner ASA	10,061	24,739
Kyowa Exeo Corporation	21,600	231,739
Kyudenko Corporation	2,000	10,141

64	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Construction & Engineering (continued)
Lanco Infratech Limited †	198,580	$39,448
Larsen & Toubro Limited	24,964	602,681
Larsen & Toubro Limited SP GDR	19,347	474,002
Leighton Holdings Limited	28,368	468,641
Macmahon Holdings Limited	78,049	47,979
Maeda Corporation	23,000	98,410
Maeda Road Construction Company Limited	10,000	126,573
Malaysia Marine and Heavy Engineering	135,600	207,447
Mirait Holdings Corporation	21,600	154,493
Monadelphous Group Limited	13,349	277,072
Murray & Roberts Holdings Limited †	50,932	132,194
NCC AB	8,600	157,138
NEC Networks & System Integration Corporation	3,600	63,406
Nippo Corporation	8,000	87,362
Nippon Densetsu Kogyo Company Limited	8,000	75,101
Nippon Koei Company Limited	7,000	23,692
Nishimatsu Construction Company Limited	77,000	118,999
Obayashi Corporation	135,000	586,244
Obrascon Huarte Lain SA	2,064	43,277
Okumura Corporation	26,000	81,359
Orascom Construction Industries	19,126	869,935
Outotec Oyj	3,997	180,585
Peab AB	21,523	95,619
Penta-Ocean Construction Company Limited	35,500	82,521
Polimex Mostostal SA	86,564	13,582
Power Line Engineering PCL	244,400	9,204
Punj Lloyd Limited	22,537	17,969
PYI Corporation Limited	108,017	2,382
Quanta Services Incorporated †	140,900	3,381,600
Sacyr Vallehermoso SA †	7,402	12,615
Samsung Engineering Company Limited	5,786	981,650
Sanki Engineering Company Limited	2,000	9,911
Shaw Group Incorporated †	121,509	5,113,099
Shimizu Corporation	138,000	440,641
Sho-Bond Holdings Company Limited	3,300	110,808
Sino Thai Engineering & Construction PCL	291,300	158,037
Skanska AB	34,816	536,262
SNC-Lavalin Group Incorporated «	14,400	511,286
Socam Development Limited	34,063	31,841
Strabag SE	1,052	23,646
Taihei Dengyo Kaisha Limited	2,000	12,772
Taikisha Limited	8,000	182,591
Taisei Corporation	206,000	560,419
Tekfen Holding AS	24,015	88,710
Toa Corporation	31,000	49,096
Toda Corporation	49,000	143,317
Toenec Corporation	2,000	11,291
Tokyo Energy & Systems Incorporated	1,000	4,662
Tokyu Construction Company Limited	3,880	7,632
Toshiba Plant Systems & Services Corporation	6,000	71,346

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	65

Security name	Shares	Value

Construction & Engineering (continued)
Toyo Engineering Corporation	20,000	$78,677
United Construction Group Limited	30,880	332,755
United Engineers	59,000	107,918
URS Corporation	52,400	1,907,884
Vinci SA	53,749	2,338,474
Voltas Limited	51,077	101,190
WS Atkins plc	5,238	55,018
YIT Oyj	11,040	203,709
Yokogawa Bridge Holdings Corporation	2,000	14,382

		55,640,466

Electrical Equipment: 1.06%
ABB Limited	217,672	3,787,087
ABB Limited (India)	14,757	189,407
Acuity Brands Incorporated	77,522	4,973,812
Alstom SA	17,642	628,202
Ametek Incorporated	190,068	6,521,233
Areva T&D India Limited	5,981	19,849
Babcock & Wilcox Company †	222,618	5,491,986
Bekaert SA	3,186	83,193
Bharat Heavy Electricals limited	169,878	651,263
Brady Corporation Class A	95,400	2,678,832
China High Speed Transmission Equipment Group Company Limited †	130,000	39,892
Chiyoda Integre Company Limited	1,900	20,821
Cooper Industries plc	107,400	7,856,310
Cosel Company Limited	2,700	35,761
Crompton Greaves Limited	60,032	116,449
Daihen Corporation	18,000	50,348
Denyo Company Limited	3,200	35,108
Elswedy Cables Holding Company	9,692	38,036
Fuji Electric Holdings Company Limited	96,000	190,050
Fujikura Limited	48,000	144,684
Furukawa Electric Company Limited	135,000	263,810
Futaba Corporation	3,800	48,826
Gamesa Corporation Tecnologica SA «	8,248	15,406
Graftech International Limited «†	282,835	2,650,164
GS Yuasa Corporation «	62,000	234,396
Hitachi Cable Limited †	28,000	38,623
Hubbell Incorporated Class B	35,132	2,839,368
Huber & Suhner AG	893	36,760
Idec Corporation	4,700	40,700
Johnson Electric Holdings Limited	219,000	128,476
Legrand SA	21,504	743,136
Lite-On IT Corporation	51,980	44,863
LS Cable Limited	3,836	296,839
LS Industrial Systems Company Limited	3,641	206,980
Mabuchi Motor Company Limited	5,800	241,127
Mitsubishi Electric Corporation	389,000	3,159,895
NEC Corporation †	451,149	645,363

66	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Electrical Equipment (continued)
Neo Neon Holdings Limited	163,500	$32,675
Nexans SA	1,685	78,492
Nidec Copal Corporation	2,800	23,281
Nidec Corporation	23,400	1,841,037
Nippon Signal Company Limited	4,700	29,114
Nissin Electric Company Limited	8,000	53,848
Nitto Kogyo Corporation	9,700	159,571
Nordex AG †	816	3,224
Ormat Industries	3,095	14,803
PerkinElmer Incorporated	214,100	5,844,930
Polypore International Incorporated «†	75,500	2,447,710
Prysmian SpA	18,370	307,538
Regal-Beloit Corporation	77,971	5,306,706
Roper Industries Incorporated «	77,145	7,929,735
Samsung Electro-Mechanics Company Limited	11,541	989,701
Sanyo Denki Company Limited	6,000	30,730
Schneider Electric SA	54,148	3,419,670
SGL Carbon AG «	3,056	117,775
Shihlin Electric	118,000	137,104
Showa Electric Wire	10,000	7,663
Silitech Technology Corporation	35,029	65,845
Sumitomo Electric Industries Limited	138,500	1,556,677
Suzlon Energy Limited †	89,769	24,207
TECO Electric & Machinery Company Limited	303,000	200,307
Toyo Tanso Company Limited	1,300	32,859
Ushio Incorporated	20,000	235,009
Vestas Wind Systems AS †«	15,405	107,239
Walsin Lihwa Corporation	600,000	188,708
Woodward Governor Company	1,600	55,888
Ya Hsin Industrial Company Limited †(a)	40,000	0

		76,429,101

Industrial Conglomerates: 1.00%
Aboitiz Equity Ventures Incorporated	548,400	632,143
Aditya Birla Nuvo Limited	13,276	177,713
Alfa SA de CV	27,700	443,954
Antarchile SA	32,607	522,098
Beijing Enterprises Holdings Limited	115,500	763,949
Berjaya Corporation Berhad	359,200	77,025
Bidvest Group Limited	63,926	1,551,934
Boustead Holdings Berhad	80,800	138,610
CITIC Pacific Limited	268,000	327,919
CJ Corporation	4,217	303,278
Clal Industries and Investments	2,926	7,289
Compagnie Industrial Riunite	19,942	23,252
DCC plc - Ireland Exchange	6,622	172,830
DCC plc - United Kingdom Exchange	2,629	68,516
Delek Group Limited	312	45,474
Discount Investment Corporation †	1,353	1,685

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	67

Security name	Shares	Value

Industrial Conglomerates (continued)
DMCI Holdings Incorporated	161,600	$222,380
Dogan Sirketler Grubu Holdings †	88,596	40,908
Doosan Corporation	2,874	343,221
Empresas Copec SA	108,110	1,559,736
Enka Insaat Ve Sanayi AS	138,195	382,862
Fraser & Neave Limited	187,000	1,231,665
Gallant Venture Limited †	21,000	4,717
General Electric Company	1,322,607	27,391,191
Grupo Carso SAB de CV	77,277	251,722
Hankyu Hanshin Holdings Incorporated	223,000	1,267,450
Haw Par Corporation Limited	14,000	70,983
Hong Leong Asia Limited	11,000	14,605
Hutchison Whampoa Limited	375,000	3,280,546
Jaiprakash Associates Limited	205,052	237,952
Jardine Matheson Holdings Limited	52,869	2,845,410
Jardine Strategic Holdings Limited	39,310	1,306,664
JG Summit Holdings	527,200	415,996
Katakura Industries Company Limited	1,000	8,698
Keihan Electric Railway Company Limited	92,000	446,516
Keppel Corporation Limited	246,051	2,208,833
Koc Holding AS	200,930	817,327
Koninklijke Philips Electronics NV	95,516	2,196,160
LG Corporation	27,849	1,536,497
Malaysian Resources Corporation Berhad	265,450	143,578
Miramar Hotel & Investment Company Limited	9,000	10,258
MMC Corporation Berhad	109,200	85,627
NWS Holdings Limited	255,495	407,161
Orkla ASA	89,395	660,511
Przedsiebiorstwo Eksportu I Importu Kopex SA †	1,096	5,126
Quinenco SA	50,608	140,674
Rheinmetall Berlin	3,555	175,930
Samsung Techwin Company Limited	9,105	571,357
Sembcorp Industries Limited	165,000	747,894
Shanghai Industrial Holdings Limited	103,000	282,867
Siemens AG	83,338	7,905,715
Siemens India Limited	21,727	264,845
Sime Darby Berhad	456,340	1,432,772
SK Corporation	4,986	733,865
SM Investments Corporation	45,695	770,000
Smiths Group plc	35,162	583,445
Sonae SGPS SA	38,828	24,614
Tokai Holdings Corporation	26,800	123,569
Tyco International Limited	58,170	3,279,625
Wendel	3,495	263,013
Yazicilar Holding AS	37,489	274,079

		72,226,233

Machinery: 2.68%
Aalberts Industries NV	10,766	184,367
AG Growth International Incorporated	1,000	32,889

68	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Machinery (continued)
Aida Engineering Limited	2,700	$17,449
Airtac International Group	15,000	73,119
Alfa Laval AB	28,699	491,448
Amada Company Limited	76,000	343,623
Amano Corporation	9,700	82,759
Andritz AG	5,906	304,683
Asahi Diamond Industrial Company Limited	12,000	131,962
Ashok Leyland Limited	317,592	117,616
Asian Insulators PCL	395,800	63,156
Astec Industries Incorporated «†	37,957	1,113,279
Atlas Copco AB Class A	67,808	1,517,494
Atlas Copco AB Class B	33,986	673,336
ATS Automation Tooling Systems Incorporated †	4,800	43,045
Austal Limited	9,718	13,655
Bando Chemical Industries Limited	15,000	51,919
Bodycote plc	11,594	64,102
Bradken Limited	22,794	131,878
Briggs & Stratton Corporation «	105,160	1,821,371
Bucher Industries AG	862	144,464
Cargotec Corporation	2,050	48,192
Caterpillar Incorporated	121,200	10,341,996
Chart Industries Incorporated «†	53,300	3,720,340
China Infrastructure Machinery Holdings Limited «	385,000	59,071
CKD Corporation	5,000	30,334
Clarcor Incorporated «	92,438	4,449,965
Colfax Corporation †	2,664	87,619
Construcciones y Auxiliar de Ferrocarriles SA	139	62,232
Cosco Corporation Singapore Limited	120,000	93,381
Crane Company	94,700	3,597,653
CSBC Corporation Taiwan	43,102	28,566
Cummins India Limited	39,777	328,942
Daido Metal Company Limited	17,000	140,699
Daifuku Company Limited	14,500	76,116
Danaher Corporation	121,494	6,508,434
Deere & Company «	83,600	6,279,196
Donaldson Company Incorporated	107,600	3,797,204
Doosan Infracore Company Limited †	16,140	251,782
Dover Corporation	22,500	1,300,725
Eaton Corporation	44,700	1,998,984
Ebara Corporation	61,000	244,639
FANUC Limited	34,400	5,619,465
Fuji Machine Manufacturing Company Limited	5,900	80,179
Fujitec Company Limited	13,000	82,687
Furukawa Company Limited †	61,000	55,316
Gardner Denver Incorporated	39,682	2,392,031
GEA Group AG	16,445	434,375
Georg Fischer AG	456	165,382
Gildemeister AG	3,643	53,039
Glory Limited	11,500	255,719
Graco Incorporated	45,000	2,223,000

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	69

Security name	Shares	Value

Machinery (continued)
Haitian International Holdings Limited	106,000	$107,012
Hanjin Heavy Industries & Construction Company Limited †	3,253	34,548
Hanjin Heavy Industries & Construction Holdings Company Limited	2,009	12,749
Harsco Corporation	144,500	2,946,355
Heidelberger Druckmaschinen AG †«	10,670	13,649
Hexagon AB	23,900	480,007
Hino Motors Limited	62,000	427,614
Hisaka Works Limited	5,000	35,379
Hitachi Construction Machinery Company Limited	14,900	246,636
Hitachi Zosen Corporation	106,500	118,341
Hiwin Technologies Corporation	53,550	386,191
Hoshizaki Electric Company Limited	12,000	335,654
Hosokawa Micron Corporation	4,000	19,976
Hyundai Heavy Industries Company Limited	7,747	1,580,637
Hyundai Mipo Dockyard Company Limited	2,652	286,324
IDEX Corporation	156,563	6,240,601
Illinois Tool Works Incorporated «	51,200	3,035,648
IMI plc	33,411	456,245
Industrea Limited	51,946	66,280
Ingersoll-Rand plc	38,000	1,776,880
Invensys plc	67,436	258,594
Iseki & Company Limited	22,000	54,231
Ishikawajima-Harima Heavy Industries Company Limited	262,000	562,181
ITT Corporation	60,900	1,211,910
Jain Irrigation Systems Limited	39,865	45,939
Jain Irrigation Systems Limited (Differential Voting Rights) †	1,993	1,139
Japan Steel Works	72,000	384,392
Jaya Holdings Limited †	61,000	26,915
Joy Global Incorporated	81,071	4,327,570
JTEKT Corporation	42,100	329,616
Juki Corporation	7,000	10,103
Kawasaki Heavy Industries Limited	295,000	625,455
KCI Konecranes Oyj «	3,753	94,788
Kennametal Incorporated	149,700	5,514,948
Kitz Corporation	9,000	37,474
Komatsu Limited	170,830	3,360,089
Komori Corporation	6,600	34,562
Kone Oyj	17,746	1,085,913
Krones AG	626	30,543
Kubota Corporation	205,865	1,977,272
Kurita Water Industries Limited	20,000	428,124
Lincoln Electric Holdings Incorporated	63,682	2,626,883
Makino Milling Machine Company Limited	25,000	118,782
Makita Corporation	25,400	864,239
Makita Corporation ADR †	1	34
MAN AG	6,208	572,982
Manitowoc Company Incorporated «	282,546	3,639,192
Max Company Limited	6,000	67,897
Meidensha Corporation	31,000	113,238
Melrose plc	114,459	430,188

70	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Machinery (continued)
Metso Oyj	12,945	$463,066
Meyer Burger Technology AG †«	5,526	80,167
Minebea Company Limited	73,000	253,605
Mitsubishi Heavy Industries Limited	589,000	2,437,397
Mitsui Engineering & Shipbuilding Company Limited	101,000	110,939
Miura Company Limited	5,000	124,912
Morgan Crucible Company	21,660	88,390
Mori Seiki Company Limited	14,400	91,960
Mueller Industries Incorporated «	68,000	2,930,800
Nabtesco Corporation	18,100	331,508
Nachi-Fujikoshi Corporation	35,000	101,475
Namura Shipbuilding Company Limited	1,000	3,014
Navistar International Corporation †	36,221	796,138
NGK Insulators Limited	58,000	685,970
Nippon Sharyo Limited	14,000	48,100
Nippon Thompson Company Limited	6,000	22,300
Nippon Valqua Industries Limited	4,000	10,422
Nitta Corporation	3,300	53,023
Nitto Kohki Company Limited	2,300	53,229
NKT Holding AS	1,131	37,018
Nordson Corporation	111,742	6,571,547
Noritake Company Limited	17,000	43,426
NSK Limited	90,000	527,620
NTN Corporation	80,000	168,593
OILES Corporation	2,380	47,785
Okuma Corporation	20,000	118,782
Organo Corporation	1,000	6,092
OSG Corporation	16,700	237,398
Oshkosh Truck Corporation †	67,400	1,707,916
Pentair Incorporated «	65,422	2,780,435
Robbins & Myers Incorporated «	69,200	4,139,544
Rotork plc	7,725	269,610
Ryobi Limited	20,000	47,257
Samsung Heavy Industries Company Limited	39,520	1,293,968
Sandvik AB	105,184	1,407,282
Sany Heavy Equipment International Holdings Company Limited	183,000	94,851
Sasebo Heavy Industries Company Limited	4,000	3,372
Scania AB Class B	29,534	508,423
Schindler Holding AG	5,042	594,140
Schindler Holding SA	2,474	292,050
Sembcorp Marine Limited	147,200	590,453
Shima Seiki Manufacturing Limited	4,400	59,907
Shin Zu Shing Company Limited	13,649	49,673
Shinmaywa Industries Limited	11,000	53,809
Singamas Container Holding	180,000	39,454
Sinotruk Hong Kong Limited	86,000	44,686
Sintokogio Limited	5,500	43,413
SKF AB Class A	976	20,339
SKF AB Class B	35,091	730,201
SMC Corporation	11,800	1,852,251

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	71

Security name	Shares	Value

Machinery (continued)
Snap-on Incorporated	109,194	$7,580,247
Spirax-Sarco Engineering plc	8,094	253,057
STX Corporation Company Limited	5,248	39,223
Sulzer AG	2,037	275,455
Sumitomo Heavy Industries Limited	107,000	367,622
Tadano Limited	18,000	124,836
Tata Motors Limited ADR «	10,088	213,059
Terex Corporation «†	205,600	4,537,592
The Middleby Corporation «†	35,300	4,064,795
The Timken Company	56,600	2,273,056
Thermax India Limited	11,575	101,142
THK Company Limited	22,600	352,733
Tocalo Company Limited	1,100	15,581
Torishima Pump Manufacturing Company Limited	1,300	10,876
Toro Company	111,070	4,131,804
Toromont Industries Limited	4,043	83,136
Toshiba Machine Company Limited	18,000	71,269
Trelleborg AB Class B	32,656	339,273
Trinity Industries Incorporated	173,379	4,913,561
Tsubakimoto Chain Company	21,000	124,184
Tsugami Corporation «	18,000	135,871
Tsukishima Kikai Company Limited	5,000	41,574
Union Tool Company	500	7,197
United Tractors	352,380	740,977
Vallourec SA	10,878	504,468
Valmont Industries Incorporated «	17,877	2,265,910
Volvo AB Class A	43,600	553,378
Volvo AB Class B	141,316	1,791,471
Vossloh AG	978	85,408
WABCO Holdings Incorporated †	42,300	2,483,856
Wabtec Corporation	90,090	7,039,633
Wartsila Oyj Class B	17,118	550,979
WEG SA	59,000	584,216
Weir Group plc	23,430	607,531
Xylem Incorporated	128,908	3,131,175
Yangzijiang Shipbuilding Holdings Limited	343,000	271,043
Zardoya-Otis SA	10,396	120,431

		193,522,125

Marine: 0.14%
AP Moller-Maersk AS A Shares	40	247,259
AP Moller-Maersk AS B Shares	129	843,574
China Cosco Holdings Company Limited †	368,000	139,495
Chinese Maritime Transport Limited	6,000	6,771
Compagnie Maritime Belge SA	227	4,568
Daewoo Shipbuilding & Marine Engineering Company Limited	21,110	453,038
Daiichi Chuo Kisen Kaisha †«	12,000	9,503
DS Norden AS	1,300	31,556
Evergreen Marine Corporation (Taiwan) Limited	333,298	178,050

72	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Marine (continued)
Hanjin Shipping Company Limited †	16,785	$215,984
Hanjin Shipping Holding Company †	11,912	64,881
Hyundai Merchant Marine Company Limited †	9,308	224,778
Iino Kaiun Kaisha Limited	9,500	34,581
Inui Steamship Company Limited †	1,100	2,613
Kawasaki Kisen Kaisha Limited †	148,000	198,480
Kirby Corporation «†	44,018	2,317,548
Kuehne & Nagel International AG	4,678	532,627
Malaysian Bulk Carriers Berhad	14,000	6,542
Matson Incorporated «	73,483	1,667,329
MISC Berhad	211,200	287,954
Mitsui OSK Lines Limited	216,000	540,724
Neptune Orient Lines Limited †	184,000	160,899
Nippon Yusen Kabushiki Kaisha	308,000	621,547
Orient Overseas International Limited	30,500	162,804
Pacific Basin Shipping Limited	252,000	104,947
Precious Shipping PCL	70,800	30,051
Regional Container Lines PCL †	73,800	16,251
Shih Wei Navigation Company Limited	31,652	26,948
Shinwa Kaiun Kaisha Limited †	2,000	2,248
Shipping Corporation of India Limited	33,100	30,378
Shun Tak Holdings Limited	294,250	106,608
Sincere Navigation Corporation	128,800	109,659
STX Offshore & Shipbuilding Company Limited	6,438	54,018
STX Pan Ocean Company Limited-Korea Exchange	3,981	13,035
STX Pan Ocean Company Limited-Singapore Exchange	9,000	29,025
Taiwan Navigation Company Limited	20,000	17,896
Thoresen Thai Agencies PCL	81,840	40,483
U-Ming Transport Corporation	113,000	169,777
Wan Hai Lines Limited	209,212	106,174
Yang Ming Marine Transport	285,357	113,853

		9,924,456

Professional Services: 0.07%
Acacia Research Corporation †	77,800	2,049,252
Dun & Bradstreet Corporation «	37,095	3,002,840

		5,052,092

Road & Rail: 1.15%
Asciano Group	170,137	787,481
Canadian National Railway Company	43,800	4,007,872
Canadian Pacific Railway Limited	15,500	1,281,197
Central Japan Railway Company	341	2,965,975
ComfortDelGro Corporation Limited	275,000	369,535
Con-Way Incorporated	104,191	3,158,029
Container Corporation of India	8,679	146,111
Dollar Thrifty Automotive Group Incorporated «†	61,300	5,342,908
DSV AS	17,460	379,902
East Japan Railway Company	69,500	4,651,383

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	73

Security name	Shares	Value

Road & Rail (continued)
Evergreen International Storage & Transport Corporation	124,000	$67,484
Firstgroup plc	54,848	213,372
Fukuyama Transporting Company Limited	29,000	161,862
Genesee & Wyoming Incorporated †	74,740	4,750,474
Go-Ahead Group plc	3,179	65,621
GrainCorp Limited	2,469	22,448
Heartland Express Incorporated «	108,424	1,411,680
Hitachi Transport System Limited	6,900	118,709
J.B. Hunt Transport Services Incorporated	75,214	3,944,222
Kansas City Southern	86,518	6,690,437
Keihin Electric Express Railway Company Limited	89,000	868,459
Keio Corporation	101,000	790,766
Keisei Electric Railway Company Limited	59,000	568,938
Kintetsu Corporation «	316,000	1,299,598
Knight Transportation Incorporated «	114,500	1,637,350
Korea Express Company Limited †	1,506	124,104
Landstar System Incorporated	86,094	4,069,663
Maruzen Showa Unyu Company Limited	3,000	9,464
MTR Corporation Limited	233,208	835,898
Nagoya Railroad Company Limited	143,000	399,987
Nankai Electric Railway Company Limited «	92,000	413,615
National Express Group plc	29,635	102,253
Nippon Express Company Limited	175,000	686,187
Nippon Konpo Unyu Soko Company Limited	10,400	134,292
Nishi-Nippon Railroad Company Limited	75,000	319,944
Norfolk Southern Corporation	40,700	2,949,122
Odakyu Electric Railway Company Limited	115,000	1,220,576
Old Dominion Freight Line «†	100,302	4,491,524
QR National Limited	282,760	1,022,467
Ryder System Incorporated	37,136	1,485,811
Sagami Railway Company Limited	68,000	233,629
Sankyu Incorporated	41,000	153,433
SBS Transit Limited	1,684	1,999
Seino Holdings Company Limited	25,000	156,140
Senko Company Limited «	15,000	63,797
SMRT Corporation Limited	98,000	130,509
Stagecoach Group plc	49,321	224,449
Tobu Railway Company Limited	186,000	1,033,399
Tokyu Corporation	189,000	929,370
TransForce Incorporated	6,211	114,296
Transport International Holdings Limited	24,000	46,354
Union Pacific Corporation	99,100	12,034,704
Werner Enterprises Incorporated «	112,274	2,498,097
West Japan Railway Company	34,100	1,491,698

		83,078,594

Trading Companies & Distributors: 0.79%
Adani Enterprises Limited	63,989	179,227
Air Lease Corporation †	131,629	2,714,190

74	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Trading Companies & Distributors (continued)
Alesco Corporation Limited	3,463	$6,851
Ashtead Group plc	39,588	178,145
Barloworld Limited	44,693	377,627
BayWa AG	313	12,376
Bunzl plc	31,676	565,336
Daewoo International Corporation	5,822	176,257
Emeco Holdings Limited	72,033	58,048
Fastenal Company	64,624	2,784,648
Finning International Incorporated «	13,600	312,907
GATX Corporation	99,734	4,105,051
Grafton Group plc	8,472	32,608
Hanwa Company Limited	31,000	104,528
Inaba Denki Sangyo Company Limited	2,200	61,256
Itochu Corporation	278,000	2,819,235
Iwatani International Corporation	49,000	170,228
Japan Pulp & Paper Company Limited	11,000	36,248
Kanematsu Corporation †	34,000	39,083
Kloeckner & Company †	4,899	44,526
Marubeni Corporation	304,000	1,949,141
Misumi Group Incorporated	12,500	311,802
Mitsubishi Corporation	274,100	5,037,741
Mitsubishi Corporation ADR †	33	1,208
Mitsui & Company Limited	318,400	4,444,871
Mitsui & Company Limited ADR †	263	73,837
MSC Industrial Direct Company	87,325	6,051,623
Nagase & Company Limited	24,600	286,547
Nichiden Corporation	3,600	91,960
Noble Group Limited	731,694	704,399
Okaya & Company Limited	5,500	61,677
Onoken Company Limited	700	5,659
Ramirent Oyj	11,459	86,479
Reece Australia Limited	7,324	143,769
Rexel SA	4,860	94,903
Russel Metals Incorporated	4,649	118,141
Samsung Corporation	26,031	1,479,784
Seven Network Limited	22,953	192,557
Shinwa Company Limited Nagoya	500	5,875
SIG plc	78,253	121,831
SK Networks Company Limited	23,850	198,430
Sojitz Corporation	187,100	250,916
Sumitomo Corporation	219,500	2,904,426
Superior Plus Corporation «	4,592	41,320
Toyota Tsusho Corporation	40,200	820,482
Travis Perkins plc	20,695	337,150
Trusco Nakayama Corporation	3,400	62,706
United Rentals Incorporated «†	150,600	4,865,886
Watsco Incorporated «	45,695	3,448,145
Wesco International Incorporated «†	78,924	4,560,229
Wolseley plc	28,244	1,140,017
WW Grainger Incorporated	12,180	2,508,593

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	75

Security name	Shares	Value

Trading Companies & Distributors (continued)
Yamazen Corporation	10,500	$69,200
Yuasa Trading Company Limited	38,000	66,007

		57,315,686

Transportation Infrastructure: 0.16%
Abertis Infraestructuras SA	36,273	492,513
Aeroports de Paris	3,323	263,361
Airports of Thailand PCL	53,200	114,176
Ansaldo STS SpA	5,296	41,567
Atlantia SpA	25,715	361,286
Auckland International Airport Limited	159,507	333,185
Bangkok Expressway PCL	48,400	42,863
BBA Aviation plc	37,408	112,916
Bintulu Port Holdings Berhad	6,400	14,359
China Merchants Holdings International Company Limited	230,215	660,433
Cia de Concessoes Rodoviarias	123,320	1,108,112
Cosco Pacific Limited	333,290	411,244
Flughafen Wien AG	155	7,071
Flughafen Zuerich AG	455	175,147
Fraport AG	3,869	215,558
Gemina SpA †	107,844	94,885
GMR Infrastructure Limited †	111,348	36,432
Groupe Eurotunnel SA	46,174	346,143
Hamburger Hafen Und Logistik AG	1,110	27,058
Hong Kong Aircraft Engineering Company Limited	10,000	133,575
Hopewell Highway Infrastructure Limited	67,500	34,203
Hutchison Port Holdings Trust	679,000	475,300
International Container Term Services Incorporated	134,600	219,135
Japan Airport Terminal Company Limited	10,800	126,077
Jasa Marga TBK PT	395,500	238,503
Kamigumi Company Limited	48,000	385,618
Koninklijke Vopak NV	6,083	390,211
Macquarie Atlas Roads Limited †	53,146	83,460
Malaysia Airports Holdings Berhad	99,500	174,511
Mitsubishi Logistics Corporation	25,000	284,501
Mitsui-Soko Company Limited	9,000	28,737
Mundra Port & Special Economic Zone Limited	99,788	204,061
Nissin Corporation	4,000	10,218
Port of Tauranga Limited	9,453	91,210
SIA Engineering Company	30,000	100,842
Singapore Airport Terminal Services Limited	108,666	227,532
Societa Iniziative Autostradali e Servizi SpA	1,409	10,102
Societe Des Autoroutes Paris-Rhin-Rhone	299	15,186
Sumitomo Warehouse Company Limited	17,000	74,909
Sydney Airport Holdings Limited	256,011	859,617
TAV Havalimanlari Holding AS	40,981	213,105
The Great Eastern Shipping Company Limited	13,632	61,684
TNT Express NV	39,387	443,491
Transurban Group	222,446	1,390,411

76	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Transportation Infrastructure (continued)
Veripos Incorporated †	2,340	$5,289
Westshore Terminals Investment Corporation	8,100	205,838

		11,345,635

Information Technology: 14.51%

Communications Equipment: 1.29%
AAC Technologies Holdings Incorporated	146,500	497,718
Acme Packet Incorporated «†	104,600	1,996,814
ADTRAN Incorporated «	118,500	2,404,365
Aiphone Company Limited	800	15,746
Alcatel SA †«	228,967	260,635
Arris Group Incorporated «†	241,800	3,295,734
Aruba Networks Incorporated «†	204,800	4,024,320
Brocade Communications Systems Incorporated †	323,236	1,874,769
BYD Electronic International Company Limited	64,000	12,955
Ciena Corporation «†	179,080	2,448,024
Cisco Systems Incorporated	1,118,249	21,336,191
Compal Communications Incorporated †	40,025	43,765
D-Link Corporation	73,749	45,799
Denki Kogyo Company Limited	2,000	7,893
Emulex Corporation †	171,335	1,173,645
EVS Broadcast Equipment SA	552	26,731
F5 Networks Incorporated †	61,338	5,979,842
Harris Corporation «	77,300	3,635,419
High Tech Computer Corporation	165,691	1,427,274
Hitachi Kokusai Electric Incorporated	5,000	32,058
Icom Incorporated	600	13,825
Interdigital Incorporated «	79,832	2,694,330
Japan Radio Company Limited †	2,000	4,675
Juniper Networks Incorporated †	109,684	1,912,889
Motorola Solutions Incorporated	36,242	1,727,294
Nokia Oyj «	354,521	1,007,771
Polycom Incorporated †	134,990	1,406,596
Qualcomm Incorporated	356,597	21,916,452
Research in Motion Limited †«	42,015	280,029
Riverbed Technology Incorporated †	121,173	2,422,248
Spirent plc	75,771	190,696
Telefonaktiebolaget LM Ericsson Class A	3,200	29,597
Telefonaktiebolaget LM Ericsson Class B	298,766	2,797,181
Tellabs Incorporated	723,964	2,570,072
Viasat Incorporated «†	76,500	2,960,550
VTech Holdings Limited	27,900	341,018
Zinwell Corporation	23,446	22,584

		92,837,504

Computers & Peripherals: 2.67%
Acer Incorporated †	625,517	552,400
Advantech Company Limited	109,701	380,919
Amtran Technology Company Limited	169,006	129,783

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	77

Security name	Shares	Value

Computers & Peripherals (continued)
Apple Incorporated	193,588	$128,782,481
Asustek Computer Incorporated	153,601	1,533,395
BenQ Corporation †	171,392	36,337
Catcher Technology Company Limited	145,614	726,830
Chicony Electronics Company Limited	184,242	388,771
Clevo Company	116,586	153,367
CMC Magnetics Corporation †	511,000	81,894
Compal Electronic Incorporated	929,754	814,866
Dell Incorporated †	195,100	2,066,109
Diebold Incorporated	41,736	1,359,759
Eizo Nanao Corporation	1,900	34,071
Electronics For Imaging Incorporated †	98,478	1,521,485
Elitegroup Computer Systems	43,672	14,654
EMC Corporation †	438,420	11,526,062
Foxconn Technology Company Limited	246,520	938,309
Fujitsu Limited	327,000	1,328,131
Gemalto NV	6,728	533,221
Gigabyte Technology Company Limited	276,000	238,670
Hewlett-Packard Company	244,615	4,129,101
Inventec Company Limited	871,583	285,183
Jess Link Products Company Limited †	37,143	34,475
Lenovo Group Limited	1,064,000	864,266
Lexmark International Incorporated «	52,200	1,133,262
Lite-On Technology Corporation	525,269	635,738
Logitech International SA †«	18,355	170,726
Megachips Corporation	3,200	60,121
Melco Holdings Incorporated	2,000	42,966
Micro-Star International Company Limited	112,218	53,765
Mitac International Corporation †	366,131	118,087
NetApp Incorporated †	75,081	2,591,796
Pegatron Corporation	375,150	470,331
QLogic Corporation «†	206,300	2,510,671
Quanta Computer Incorporated	656,766	1,695,036
Ritek Corporation †	272,159	35,620
SanDisk Corporation †	165,700	6,830,154
Seagate Technology plc	260,007	8,322,824
Seiko Epson Corporation «	26,800	171,832
Toshiba Corporation	744,000	2,375,631
TPV Technology Limited	122,000	23,123
Wacom Company Limited	80	179,935
Western Digital Corporation †	160,300	6,703,746
Wincor Nixdorf AG	1,542	58,777
Wistron Corporation	433,665	485,052

		193,123,732

Electronic Equipment, Instruments & Components: 1.43%
AGFA-Gevaert NV †	9,100	14,307
AGFA-Gevaert NV VVPR Strips †(a)	2,275	3
Agilent Technologies Incorporated	74,700	2,775,852

78	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
ALPS Electric Company Limited	26,700	$142,204
Amphenol Corporation Class A	127,734	7,775,169
Anixter International Incorporated «	52,141	3,135,238
Anritsu Corporation	23,000	277,604
Arisawa Manufacturing Company Limited	3,400	8,164
Arrow Electronics Incorporated †	77,214	2,799,008
AU Optronics Corporation †	1,793,319	544,265
Avnet Incorporated †	100,638	3,241,550
AVX Corporation	31,628	323,871
Benchmark Electronics Incorporated «†	126,804	2,035,204
Calcomp Electronics PCL	243,600	21,301
Canon Electronics Incorporated	2,400	51,283
Celestica Incorporated NPV †	22,738	177,383
Cheng Uei Precision Industry Company Limited	71,855	142,746
Chroma ATE Incorporated	84,624	176,871
Chunghwa Picture Tubes Limited †	608,075	16,039
Citizen Holdings Company Limited	51,300	283,708
CMK Corporation	4,800	15,081
Cognex Corporation	70,400	2,540,736
Cookson Group plc	23,880	227,128
Corning Incorporated	191,500	2,296,085
Daishinku Corporation	6,000	15,940
Delta Electronics (Thailand) PCL	22,600	17,815
Delta Electronics Incorporated	457,531	1,558,150
Digital China Holdings Limited	160,000	257,867
Dolby Laboratories Incorporated Class A «†	96,926	3,216,005
Electrocomponents plc	44,350	156,546
Enplas Corporation	3,900	123,334
ESPEC Corporation	3,600	31,542
Everlight Electronics Company Limited	83,210	128,492
Evertz Technologies Limited	1,640	21,562
Flextronics International Limited †	459,100	3,089,743
Foxconn International Holdings Limited †	378,000	118,918
FUJIFILM Holdings Corporation	81,600	1,353,834
Hakuto Company Limited	4,800	45,489
Halma plc	39,753	256,590
Hamamatsu Photonics	13,400	473,908
Hana Microelectronics PCL	194,800	126,199
Hannstar Display Corporation †	1,612,962	103,398
Hioki EE Corporation	900	15,104
Hirose Electric Company Limited	6,300	653,375
Hitachi High Technologies Corporation	10,900	269,524
Hitachi Limited	806,000	4,622,185
Hon Hai Precision Industry Company Limited	2,104,726	5,959,092
Horiba Limited	8,200	241,826
Hosiden Corporation	6,500	33,457
Hoya Corporation	75,600	1,705,212
Ibiden Company Limited	27,700	418,180
Ingenico SA	5,239	277,917
Ingram Micro Incorporated †	104,273	1,592,249

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	79

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Innolux Display Corporation †	1,447,723	$463,063
Insight Enterprises Incorporated †	92,260	1,656,990
IPG Photonics Corporation «†	23,100	1,420,419
Itron Incorporated «†	73,662	3,193,984
Jabil Circuit Incorporated	133,500	3,041,130
Japan Aviation Electronics Industry Limited	9,000	74,373
Japan Cash Machine Company Limited	2,900	25,224
Ju Teng International Holdings Limited	76,000	33,806
Kaga Electronics Company Limited	3,800	37,226
Keyence Corporation	7,900	2,080,567
Kingboard Chemicals Holdings Limited	123,450	269,949
Kingboard Laminates Holdings Limited	121,000	47,271
KOA Corporation	3,700	31,473
Kudelski SA	2,324	23,101
Kuroda Electric Company Limited	3,100	37,258
Kyocera Corporation	31,700	2,720,787
Kyocera Corporation ADR	30	2,596
Laird Group plc	37,748	140,375
Largan Precision Company Limited	27,244	566,693
LG Innotek Company Limited †	2,021	159,952
LG Phillips LCD Company Limited †	39,690	907,750
Littelfuse Incorporated «	41,451	2,126,022
Mitsumi Electric Company Limited †	8,700	50,003
MMI Holdings Limited	161,343	373,645
Molex Incorporated	48,291	1,282,126
Molex Incorporated Class A	58,047	1,288,063
Muramoto Electron Thailand PCL	300	1,728
Murata Manufacturing Company Limited	39,200	1,932,588
Nan Ya Printed Circuit Board Corporation	26,197	41,984
Nichicon Corporation	9,200	70,503
Nidec Sankyo Corporation	3,000	16,016
Nihon Dempa Kogyo Company Limited	3,200	37,193
Nippon Chemi-Con Corporation †	17,000	32,786
Nippon Electric Glass Company Limited	61,000	289,827
Oki Electric Industry Company Limited †	109,000	126,688
Omron Corporation	39,304	767,054
Optex Company Limited	2,730	30,579
Osaki Electric Company Limited	5,000	31,803
Pan-International Industrial †	59,176	57,396
Plexus Corporation «†	76,000	2,271,640
Premier Farnell plc	18,366	55,759
Ryosan Company Limited	4,200	76,817
Ryoyo Electro Corporation	800	7,837
Samart Corporation PCL	379,400	112,603
Samsung SDI Company Limited	6,828	860,552
Sanshin Electronics Company Limited	900	6,414
Shimadzu Corporation	48,000	333,508
Sintek Photronic Corporation †	188,000	72,812
SMK Corporation	11,000	28,942
Spectris plc	9,963	273,524

80	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Star Micronics Company Limited	6,100	$59,290
Synnex Technology International Corporation	261,462	583,141
Taiyo Yuden Company Limited	15,000	130,085
Tamura Corporation	16,000	37,193
TDK Corporation	22,600	861,337
TE Connectivity Limited	53,646	1,886,730
Teikoky Tsushin Kogyo Company	2,000	3,321
TOKO Incorporated †	14,000	38,266
Topcon Corporation «	6,200	37,297
Toshiba TEC Corporation	19,000	77,170
Toyo Corporation	3,700	41,208
TPK Holding Company Limited	38,033	491,428
Trimble Navigation Limited †	96,659	4,741,124
Tripod Technology Corporation	120,261	265,007
Truly International	22,000	2,978
Unimicron Technology Corporation	312,402	355,156
Universal Display Corporation «†	72,200	2,914,714
Venture Corporation Limited	49,000	305,046
Vishay Intertechnology Incorporated †	309,954	2,963,160
Vishay Precision Group †	200	2,708
Wasion Group Holdings Limited	28,000	10,000
WBL Corporation Limited	16,000	43,899
Wintek Corporation †	398,484	202,229
WPG Holdings Company Limited	352,227	415,132
Yageo Corporation	587,000	168,941
Yamatake Corporation	10,300	202,856
Yaskawa Electric Corporation	38,000	248,981
Yokogawa Electric Corporation	41,400	482,766
Yokowo Company Limited	3,200	16,267
Young Fast Optoelectronics Company Limited †	13,071	32,644

		103,114,726

Internet Software & Services: 1.54%
Access Company Limited †	32	24,564
Akamai Technologies Incorporated †	141,448	5,305,714
AOL Incorporated «†	201,685	6,790,734
Baidu.com Incorporated ADR †	24,072	2,682,584
Costar Group Incorporated †	47,100	3,826,875
Daum Communications Corporation	1,227	122,524
Digital River Incorporated †	74,600	1,242,836
eAccess Limited	510	92,952
Earthlink Incorporated	226,793	1,514,977
eBay Incorporated †	229,908	10,913,733
Equinix Incorporated «†	36,872	7,287,751
G-Resources Group Limited †	4,605,000	210,777
Google Incorporated Class A †	53,642	36,749,598
Gourmet Navigator Incorporated	1,800	19,863
Gree Incorporated «	21,300	354,207
IAC InterActiveCorp	56,240	2,915,482

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	81

Security name	Shares	Value

Internet Software & Services (continued)
ILIAD SA	1,567	$248,343
Internet Initiative Japan Incorporated	21	93,071
Kakaku.com Incorporated	4,600	164,682
Mixi Incorporated	4	6,039
NetEase.com Incorporated ADR «†	12,292	640,044
NHN Corporation	9,531	2,179,834
Open Text Corporation †	4,600	247,278
OpenTable Incorporated «†	41,400	1,757,430
Rackspace Hosting Incorporated †	88,804	5,326,464
So-Net Entertainment Corporation	16	115,665
Telecity Group plc	21,802	301,179
Tencent Holdings Limited	208,100	6,358,950
Tiscali SpA †	588	24
United Internet AG	13,768	278,723
ValueClick Incorporated «†	167,390	2,721,761
VeriSign Incorporated «†	125,400	5,979,072
VistaPrint NV «†	67,172	2,422,894
WebMD Health Corporation «†	86,234	1,288,336
White Energy Company Limited †«	56,094	15,068
Yahoo! Japan Corporation	2,552	877,775

		111,077,803

IT Services: 2.28%
Acxiom Corporation †	165,619	2,825,460
Alliance Data Systems Corporation †	38,680	5,324,302
Amadeus IT Holding SA	24,700	551,762
Amdocs Limited †	120,761	3,893,335
Atos Origin SA	4,678	273,900
Broadridge Financial Solutions Incorporated	80,013	1,894,708
CACI International Incorporated Class A «†	47,956	2,560,371
Cap Gemini SA	14,926	548,668
CGI Group Incorporated †	22,100	577,077
Cielo SA	92,764	2,742,385
Cognizant Technology Solutions Corporation Class A †	61,587	3,958,812
Computer Sciences Corporation	102,200	3,291,862
Computershare Limited	90,286	783,543
Convergys Corporation «	223,977	3,473,883
Corelogic Incorporated †	200,556	4,933,678
Digital Garage Incorporated	18	28,462
DST Systems Incorporated	26,500	1,348,320
Euronet Worldwide Incorporated «†	108,200	1,921,632
Fiserv Incorporated †	107,614	7,673,954
Gartner Incorporated †	68,200	3,368,398
Global Payments Incorporated	57,613	2,399,581
HCL Technologies Limited	49,439	483,858
Hi Sun Technology China Limited †	309,000	18,127
Imagination Technologies Group plc †	20,088	190,424
Indra Sistemas SA	6,012	57,644
Ines Corporation	2,500	14,880

82	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

IT Services (continued)
Infosys Technologies Limited	97,636	$4,145,295
Infosys Technologies Limited ADR «	17,827	758,182
International Business Machines Corporation	229,846	44,785,493
Iress Market Technology Limited	16,055	121,750
IT Holdings Corporation	24,806	313,342
Itochu Techno-Science Corporation	4,300	235,609
MasterCard Incorporated Class A	21,790	9,214,991
Mphasis Limited	22,655	156,640
NEC Fielding Limited	800	9,738
Net One Systems Company Limited	12,000	158,478
Nihon Unisys Limited	9,400	62,431
Nomura Research Institute Limited	20,600	430,181
NS Solutions Corporation	2,600	50,509
NTT Data Corporation	228	679,676
OBIC Company Limited	1,450	304,834
Otsuka Corporation	4,000	352,513
Paychex Incorporated «	40,800	1,357,008
Redecard SA	81,076	1,340,017
SAIC Incorporated «	237,949	2,905,357
Satyam Computer Services Limited †	135,961	227,926
SK C&C Company Limited	4,185	403,885
SMS Management & Technology Limited	7,620	48,023
Softbank Corporation	153,800	6,266,326
Tata Consultancy Services Limited	91,881	2,219,597
Tech Mahindra Limited	3,875	55,633
Teradata Corporation †	132,701	10,135,702
TietoEnator Oyj	8,394	144,011
TKC AS	2,200	44,930
Total System Services Incorporated	126,250	2,926,475
Transcosmos Incorporated	4,400	55,242
Visa Incorporated «	108,811	13,955,011
Wipro Limited	97,375	634,754
Wipro Limited ADR «	28,596	222,477
Wirecard AG	9,255	198,187
Wright Express Corporation «†	70,851	4,664,830

		164,724,079

Office Electronics: 0.14%
Ability Enterprise Company Limited	40,000	38,730
Brother Industries Limited	41,300	418,301
Canon Incorporated	197,800	6,555,859
Canon Incorporated ADR	7	233
Konica Minolta Holdings Incorporated	93,000	687,745
Neopost SA	3,201	170,953
OCE NV †(a)	3,572	43,805
Ricoh Company Limited «	123,565	972,170
Riso Kagaku Corporation	3,700	63,750
Xerox Corporation	174,739	1,287,826

		10,239,372

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	83

Security name	Shares	Value

Semiconductors & Semiconductor Equipment: 2.57%
Advanced Micro Devices Incorporated «†	404,600	$1,505,112
Advanced Semiconductor Engineering Incorporated	1,286,821	962,398
Advantest Corporation «	28,500	413,513
Aixtron AG	8,010	118,582
Alicorp	61,000	64,460
Analog Devices Incorporated	202,300	8,039,402
Applied Materials Incorporated	162,300	1,897,287
ARM Holdings plc	132,795	1,210,329
ASM International NV	4,894	172,359
ASM Pacific Technology	31,700	353,133
ASML Holding NV	40,829	2,312,760
Atmel Corporation †	295,203	1,750,554
ATMI Incorporated †	63,600	1,202,676
Axell Corporation	1,400	32,275
Broadcom Corporation Class A	98,800	3,510,364
Cabot Microelectronics Corporation «	45,617	1,517,678
Cavium Incorporated «†	88,759	2,866,916
CREE Incorporated «†	91,363	2,576,437
CSR plc	9,097	47,032
Cymer Incorporated «†	51,606	2,926,060
Cypress Semiconductor Corporation	337,400	3,917,214
Dainippon Screen Manufacturing Company Limited	36,000	193,116
Dialog Semiconductor plc †	8,213	176,803
Disco Corporation	5,400	267,603
Elan Microelectronics Corporation	44,000	68,899
Epistar Corporation	213,210	432,813
Fairchild Semiconductor International Incorporated «†	279,382	4,056,627
Faraday Technology Corporation	23,527	33,345
Ferrotec Corporation	3,100	13,224
First Solar Incorporated «†	38,600	771,614
Formosa Sumco Technology Corporation †	12,600	12,116
Gintech Energy Corporation †	66,008	65,124
Global Unichip Corporation	4,386	15,962
GT Advanced Technologies Incorporated «†	256,588	1,488,210
Hittite Microwave Corporation «†	50,800	2,660,396
Hynix Semiconductor Incorporated †	108,197	2,021,616
Infineon Technologies AG	102,520	708,578
Inotera Memories Incorporated †	214,888	36,806
Integrated Device Technology Incorporated †	300,482	1,598,564
Intel Corporation	626,534	15,556,839
International Rectifier Corporation «†	151,000	2,628,910
Intersil Corporation Class A	273,779	2,417,469
King Yuan Electronics Company Limited	341,063	182,198
Kinsus Interconnect Technology Corporation	53,582	153,316
KLA-Tencor Corporation	111,200	5,705,672
Kontron AG	3,147	15,722
Linear Technology Corporation	140,900	4,653,223
LSI Logic Corporation †	398,793	3,106,597
Macronix International	849,267	229,110
Mediatek Incorporated	268,775	2,871,624

84	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
MEMC Electronic Materials Incorporated «†	459,100	$1,230,388
Microchip Technology Incorporated «	128,300	4,458,425
Micron Technology Incorporated †	690,900	4,290,489
Micronics Japan Company Limited	600	1,832
Microsemi Corporation «†	169,100	3,366,781
Mimasu Semiconductor Industry Company Limited	600	4,575
Mitsui High-Tec Incorporated †	6,300	31,462
MStar Semiconductor Incorporated	74,000	589,262
Nanya Technology Corporation †	1,805,367	121,760
Nidec Copal Electronics Corporation	7,000	37,461
Novatek Microelectronics Corporation Limited	119,790	385,955
ON Semiconductor Corporation †	295,700	1,842,211
PMC-Sierra Incorporated «†	496,333	2,903,548
Powertech Technology Incorporated	181,914	343,165
PV Crystalox Solar plc †	8,268	1,037
Q-Cells AG †«	3,594	267
Radiant Opto Electronics Corporation	111,394	477,918
Realtek Semiconductor Corporation	98,456	185,400
Renesas Electronics Corporation †«	6,100	20,490
Renewable Energy Corporation AS †	22,630	6,771
RF Micro Devices Incorporated «†	606,823	2,275,586
Richtek Technology Corporation	29,166	166,031
Rohm Company Limited	17,700	577,604
Samsung Electronics Company Limited	22,630	24,592,081
Sanken Electric Company Limited	16,000	48,228
Semiconductor Manufacturing International Corporation †	3,332,000	126,734
Semtech Corporation †	126,600	3,104,232
Seoul Semiconductor Company Limited	9,698	176,929
Shindengen Electric Manufacturing Company Limited	9,000	21,726
Shinkawa Limited	2,200	10,228
Shinko Electric Industries	6,300	41,279
Silex Systems Limited †	14,168	54,159
Silicon Laboratories Incorporated «†	77,865	2,977,558
Siliconware Precision Industries Company	700,471	790,488
Sino-Tech International Holdings Limited †(a)	2,700,000	0
Soitec SA †	13,811	46,208
Solarworld AG «	3,922	5,372
STMicroelectronics NV	66,138	394,646
Sumco Corporation †	14,300	107,759
Taiwan Semiconductor Manufacturing Company Limited	5,166,298	14,368,556
Teradyne Incorporated «†	405,508	6,334,035
Tessera Technologies Incorporated «	107,700	1,644,579
Texas Instruments Incorporated	140,700	4,085,928
Tokyo Electron Limited	30,800	1,445,686
Tokyo Seimitsu Company Limited	6,200	89,561
Transcend Information Incorporated	118,130	310,007
Triquint Semiconductor Incorporated «†	365,000	2,029,400
ULVAC Incorporated †«	9,400	75,517
United Microelectronics Corporation	2,665,301	1,067,865
Veeco Instruments Incorporated «†	85,000	2,915,500

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	85

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
VIA Technologies Incorporated †	150,971	$45,668
Windbond Electronics Corporation †	630,000	93,603
Xilinx Incorporated	175,000	5,934,250

		185,794,837

Software: 2.59%
ACI Worldwide Incorporated †	71,500	3,101,670
Adobe Systems Incorporated †	101,444	3,172,154
Advent Software Incorporated «†	64,880	1,541,549
Ansys Incorporated †	73,645	5,133,057
Ariba Incorporated †	188,000	8,401,720
Asseco Poland SA	17,110	229,008
athenahealth Incorporated «†	67,563	5,970,542
Autodesk Incorporated †	178,598	5,545,468
Aveva Group plc	5,331	156,853
CA Incorporated	47,100	1,226,013
Cadence Design Systems Incorporated «†	592,400	7,819,680
Capcom Company Limited «	7,500	149,052
Check Point Software Technologies «†	111,268	5,128,342
Citrix Systems Incorporated †	40,400	3,138,676
CommVault Systems Incorporated †	74,000	3,731,080
Concur Technologies Incorporated «†	88,220	6,387,128
Dassault Systemes SA	5,272	511,989
DTS Corporation	800	10,637
Factset Research Systems Incorporated «	31,641	2,919,515
Financial Technologies (India) Limited	3,146	47,539
Fortinet Incorporated †	95,000	2,518,450
Fuji Soft Incorporated	2,600	46,258
I-Flex Solutions Limited †	4,122	220,458
Informatica Corporation †	82,738	2,697,259
Intuit Incorporated	59,442	3,479,735
Kingdee International Software Group Company Limited †«	408,000	61,022
Konami Corporation	20,000	459,033
MacDonald Dettwiler & Associates Limited	2,966	177,975
Mentor Graphics Corporation †	200,872	3,320,414
Micro Focus International plc	17,746	153,007
MICROS Systems Incorporated †	61,629	3,122,125
Microsoft Corporation	936,171	28,852,790
NCsoft Corporation	2,530	563,027
Neowiz Games Corporation †	3,490	79,666
NEXON Company Limited †	10,900	157,176
Nice Systems Limited †	6,731	211,263
Nintendo Company Limited	20,000	2,237,691
Nippon System Development Company Limited	4,000	36,784
Nuance Communications Incorporated «†	178,144	4,248,734
OBIC Business Consultants Limited	300	16,438
Oracle Corporation	794,615	25,149,565
Oracle Corporation (Japan)	5,800	280,388
Qlik Technologies Incorporated †	61,500	1,300,725

86	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Software (continued)
Red Hat Incorporated †	152,052	$8,520,994
Rovi Corporation †	87,089	1,335,945
Royalblue Group plc	2,334	53,071
Sage Group plc	125,814	591,730
Salesforce.com Incorporated «†	26,067	3,784,407
SAP AG	86,622	5,710,234
Software AG	6,805	235,296
Solera Holdings Incorporated	55,760	2,293,409
Square Enix Company Limited	9,300	155,841
Sumisho Computer Systems	18,100	285,041
Symantec Corporation †	87,500	1,560,125
Take-Two Interactive Software Incorporated †	196,640	2,015,560
Tecmo Koei Holdings Company Limited	8,000	64,576
Temenos Group AG †	5,073	72,001
TiVo Incorporated †	265,067	2,409,459
Trend Micro Incorporated	20,400	565,400
Ubisoft Entertainment †	3,327	25,150
Ultimate Software Group Incorporated †	49,700	4,929,743
Verifone Holdings Incorporated «†	80,999	2,813,905
VMware Incorporated †	66,311	5,904,331

		187,037,873

Materials: 6.56%

Chemicals: 2.74%
A Schulman Incorporated	57,994	1,408,674
Achilles Corporation	8,000	10,320
Adeka Corporation	14,900	116,848
Agrium Incorporated	16,700	1,643,487
Air Liquide SA	31,905	3,754,171
Air Water Incorporated	33,000	383,971
Airgas Incorporated	51,605	4,286,827
Akzo Nobel NV	23,422	1,349,866
Alexandria Mineral Oils Company	1,424	18,431
Arkema	5,927	504,553
Asahi Kasei Corporation	234,000	1,216,400
Asahi Organic Chemicals Industry Company Limited	3,000	7,165
Ashland Incorporated	55,489	4,085,655
Asian Paints Limited	9,321	610,067
BASF SE NPV	87,861	6,830,720
Batu Kawan Berhad	35,500	215,875
Brenntag AG	3,644	434,279
C Uyemura & Company Limited	300	10,100
Castrol India Limited	13,536	144,887
CF Industries Holdings Incorporated	13,493	2,793,186
Cheil Industries Incorporated	9,627	878,171
Chemtura Corporation †	212,578	3,513,914
China Petrochemical Development Corporation	390,010	311,867
China Steel Chemical Corporation	25,000	104,754
Christian Hansen Holding AS	8,826	263,403

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	87

Security name	Shares	Value

Chemicals (continued)
Chugoku Marine Paints Limited	5,000	$23,756
Ciech SA †	645	3,594
Clariant AG	25,999	291,662
Coromandel International Limited	25,974	139,618
Croda International	12,671	474,019
Cytec Industries Incorporated	86,675	5,934,637
Daicel Chemical Industries Limited	51,000	312,664
Dainichiseika Color & Chemicals Manufacturing Company Limited	15,000	63,414
Dainippon Ink & Chemicals Incorporated	139,000	229,018
Daiso Company Limited	4,000	10,729
DC Chemical Company Limited	3,889	651,237
Denki Kagaku Kogyo Kabushiki Kaisha	92,000	301,986
Dow Chemical Company	153,644	4,503,306
DuluxGroup Limited	56,233	190,559
Earth Chemical Company Limited	1,200	44,432
Eastman Chemical Company	120,120	6,637,831
Ecolab Incorporated	54,938	3,517,680
EI du Pont de Nemours & Company	114,791	5,710,852
EMS-Chemie Holdings AG	754	144,529
Eternal Chemical Company Limited	140,817	116,364
Filtrona plc	12,643	107,402
FMC Corporation	108,526	5,895,132
Formosa Chemicals & Fibre Corporation	931,170	2,403,240
Formosa Plastics Corporation	1,090,298	2,937,700
Frutarom Industries Limited	1,818	16,711
Fufeng Group Limited	66,000	21,870
Fujimi Incorporated	1,000	15,901
Givaudan SA	717	676,670
Global Bio-Chem Technology Group Company Limited	179,200	17,791
Grasim Industries Limited	1,616	86,859
Grasim Industries Limited GDR	2,371	127,439
Hanwha Chem Corporation	19,613	361,275
Hitachi Chemical Company Limited	19,400	277,515
Honam Petrochemical Corporation	2,561	528,169
Huabao International Holdings Limited «	294,000	150,867
Hyosung Corporation	5,120	273,909
Incitec Pivot Limited	285,304	857,757
Intrepid Potash Incorporated †	96,000	2,153,280
Ishihara Sangyo Kaisha Limited †	110,000	82,892
Israel Chemicals Limited	51,146	551,663
Johnson Matthey plc	17,706	675,024
JSR Corporation	36,800	625,123
K&S AG	16,172	791,270
Kaneka Corporation	60,000	296,571
Kansai Paint Company Limited	47,000	473,632
Kanto Denka Kogyo Company Limited	6,000	15,020
Kemira Oyj	9,572	121,360
Kolon Industries Incorporated	2,265	128,160
Koninklijke DSM NV «	17,719	830,969
Korea Kumho Petrochemical Company	2,618	259,579

88	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Chemicals (continued)
KP Chemical Corporation	5,520	$58,381
Kuraray Company Limited	60,600	698,918
Kureha Corporation	14,000	58,114
La Seda De Barcelona SA †	482	489
LANXESS AG	8,492	644,292
Lee Chang Yung Chemical Industry Corporation	59,719	81,151
LG Chem Limited	9,235	2,449,915
Linde AG	15,694	2,472,424
Lintec Corporation	6,500	122,537
LyondellBasell Class A	41,800	2,041,512
Methanex Corporation «	12,000	357,657
Mexichem SAB de CV	177,979	801,214
Minerals Technologies Incorporated	34,842	2,362,636
Mitsubishi Chemical Holdings Corporation	262,000	1,013,934
Mitsubishi Gas Chemical Company Incorporated	79,000	442,953
Mitsui Chemicals Incorporated	181,000	367,571
Monsanto Company	110,108	9,591,508
Mosaic Company	62,102	3,596,327
Nan Ya Plastics Corporation	1,478,570	2,779,323
NewMarket Corporation «	17,058	4,198,315
Nihon Nohyaku Company Limited	2,000	9,196
Nihon Parkerizing Company Limited	13,000	186,129
Nippon Carbon Company Limited	11,000	20,653
Nippon Chemical Industrial Company Limited	4,000	5,211
Nippon Kayaku Company Limited	35,000	361,198
Nippon Paint Company Limited	43,000	367,967
Nippon Shokubai Company Limited	32,000	356,804
Nippon Soda Company Limited	15,000	64,372
Nippon Synthetic Chemical Industry Company Limited	7,000	46,312
Nissan Chemical Industries Limited	33,000	366,269
Nitto Denko Corporation	28,400	1,311,271
NOF Corporation	39,000	185,299
Novozymes A/S B Shares	20,790	576,589
Nufarm Limited	39,767	240,349
Nuplex Industries Limited	14,767	34,998
OCI Materials Company Limited	682	27,800
Okamoto Industries Incorporated	14,000	57,219
Olin Corporation	154,800	3,317,364
OM Group Incorporated «†	64,100	1,182,004
Orica Limited	63,876	1,597,042
Oriental Union Chemical Corporation	186,626	209,052
Petkim Petrokimya Holding SA	51,350	56,453
Petronas Chemicals Group Berhad	386,200	800,952
Potash Corporation of Saskatchewan	80,000	3,275,476
Praxair Incorporated	62,102	6,551,761
PTT Global Chemical PCL	185,323	369,641
Rockwood Holdings Incorporated	52,800	2,499,552
RPM International Incorporated	282,818	7,752,041
Sakai Chemical Industry Company Limited	33,000	92,726
Samsung Fine Chemicals Company	4,271	234,512

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	89

Security name	Shares	Value

Chemicals (continued)
Sanyo Chemical Industries Limited	8,000	$44,754
Scotts Miracle-Gro Company «	74,692	3,110,922
Sensient Technologies Corporation	109,299	3,918,369
Sherwin-Williams Company «	68,800	9,843,904
Shikoku Chemicals Corporation	4,000	24,063
Shin-Etsu Chemical Company Limited	70,700	3,779,034
Shin-Etsu Polymer Company Limited	3,100	12,314
Showa Denko KK	267,000	450,144
Sidi Kerir Petrochemcials Company	9,866	21,550
Sigma-Aldrich Corporation «	81,644	5,799,173
Sika AG	186	359,453
Sinochem Hong Kong Holding Limited	212,000	40,727
SK Chemicals Company Limited	3,812	204,606
SKC Company Limited	2,740	108,067
Solvay SA	6,042	677,963
ST Corporation	700	8,181
Stella Chemifa Corporation	600	10,966
Sumida Electric	3,100	85,206
Sumitomo Bakelite Company Limited	25,000	99,623
Sumitomo Chemical Company Limited	269,000	700,888
Symrise AG	9,598	324,928
Syngenta AG	9,394	3,167,412
Synthos SA	150,781	248,398
Taiwan Fertilizer Company Limited	147,000	362,702
Taiyo Nippon Sanso Corporation	48,000	239,096
Takasago International Corporation	13,000	63,095
Tata Chemicals Limited	33,523	183,751
Teijin Limited	177,000	388,837
Tenma Corporation	1,000	10,984
Tessenderlo Chemie NV	948	27,234
Tessenderlo Chemie VVPR Strips †	124	19
The Israel Corporation Limited	200	114,736
Tikkurila Oyj	1,325	22,832
Toagosei Company Limited	34,000	125,500
Tokai Carbon Company Limited	31,000	97,401
Tokuyama Corporation	47,000	99,048
Tokyo Ohka Kokyo	6,500	145,533
Toray Industries Incorporated	286,000	1,746,063
Tosoh Corporation	116,000	244,460
Toyo Ink Manufacturing Company Limited	33,000	118,858
TSRC Corporation	170,830	359,330
UBE Industries Limited Japan	177,000	386,576
Umicore SA «	12,219	579,721
United Phosphorus Limited	60,189	129,413
Uralkali Sponsored GDR	71,400	2,727,994
USI Corporation	140,300	117,576
Victrex plc	9,279	197,726
Wacker Chemie AG	1,172	75,329
WR Grace & Company †	47,135	2,722,518
Yara International ASA	16,864	825,253

90	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Chemicals (continued)
Yushiro Chemical Industry Company Limited	600	$5,809
Zaklady Azotowe Pulawy SA	351	12,264
Zeon Corporation	41,000	330,430

		197,756,344

Construction Materials: 0.39%
Adelaide Brighton Limited	79,668	240,342
Ambuja Cements Limited	182,447	607,774
Anhui Conch Cement Company Limited	242,000	604,068
Asia Cement Corporation	523,894	601,715
Associated Cement Companies Limited	22,316	524,953
BBMG Corporation	183,000	111,367
Boral Limited	144,213	514,028
Brickworks Limited	11,048	114,827
Buzzi Unicem SpA	3,462	35,859
Cemex SAB de CV †	2,198,417	1,643,343
China Resources Cement Holdings Limited	334,000	147,278
China Shanshui Cement Group Limited	360,000	187,985
Ciments Francais SA	116	6,712
CRH plc	69,670	1,229,024
Eagle Materials Incorporated	81,500	3,475,975
Fletcher Building Limited-Australia Exchange	8,168	43,544
Fletcher Building Limited-New Zeland Exchange	112,429	600,664
Goldsun Development & Construction Company Limited	424,675	150,297
Heidelbergcement AG	12,244	618,638
Holcim Limited	24,209	1,484,694
Imerys SA	2,256	111,489
India Cements Limited	26,354	39,655
Indocement Tunggal Prakarsa TBK PT	381,500	810,212
Italcementi SpA	3,427	16,794
Italcementi SpA RSP	2,435	5,819
Italmobiliare SpA †	261	2,779
James Hardie Industries NV	86,571	749,514
Lafarge Malayan Cement Berhad	55,470	152,678
Lafarge SA	16,047	765,273
Martin Marietta Materials Incorporated «	34,689	2,649,546
Nuh Cimento Sanayi AS	7,805	44,834
Pretoria Portland Cement Company Limited	145,890	461,820
RHI AG	386	9,419
SA Des Ciments Vicat	887	43,611
Semen Gresik Persero TBK PT	663,500	862,863
Shree Cement Limited	2,671	162,541
Siam Cement PCL	23,700	251,106
Siam Cement PCL - Foreign Registration	31,300	366,590
Siam City Cement PCL	10,000	109,143
Suez Cement Company	4,510	15,881
Sumitomo Osaka Cement Company Limited	74,000	240,066
Taiheiyo Cement Corporation	221,000	477,029
Taiwan Cement Corporation	779,746	847,409

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	91

Security name	Shares	Value

Construction Materials (continued)
TCC International Holdings Limited	121,000	$28,082
Texas Industries Incorporated «†	42,512	1,656,268
Titan Cement Company SA †	2,650	44,165
Ultra Tech Cement Limited	18,092	550,940
Vulcan Materials Company «	91,500	3,561,180

		27,979,793

Containers & Packaging: 0.43%
Amcor Limited	208,645	1,623,178
AMVIG Holdings Limited	144,000	44,559
AptarGroup Incorporated	115,682	5,859,293
Ball Corporation	104,500	4,406,765
Bemis Company Incorporated	68,114	2,061,130
Cascades Incorporated	2,512	12,742
CCL Industries Incorporated	1,924	70,597
Crown Holdings Incorporated †	115,193	4,175,746
DS Smith plc	99,241	254,492
FP Corporation	3,300	244,882
Fuji Seal International Incorporated	2,400	46,654
Greif Incorporated Class A «	44,280	1,970,460
Huhtamaki Oyj	10,786	154,795
Mayr-Melnhof Karton AG	610	56,470
Nihon Yamamura Glass Company Limited	9,000	20,691
Owens-Illinois Incorporated †	109,811	1,919,496
Packaging Corporation of America	68,201	2,183,796
Qualipak International Holdings Limited †	7,681	634
Rengo Company Limited	50,000	236,286
Rexam plc	75,730	509,611
Sealed Air Corporation	129,100	1,842,257
Silgan Holdings Incorporated	31,100	1,304,023
Smurfit Kappa Group plc - Ireland Exchange	6,101	49,734
Smurfit Kappa Group plc - London Exchange	4,061	33,559
Sonoco Products Company	66,739	2,041,546
Toyo Seikan Kaisha Limited	32,700	352,080

		31,475,476

Metals & Mining: 2.68%
Aber Diamond Corporation †	10,250	128,937
Acerinox SA	7,510	80,424
African Minerals Limited †(a)	11,252	44,445
African Rainbow Minerals Limited	22,497	393,557
Agnico Eagle Mines Limited	14,822	715,877
Aichi Steel Corporation	18,000	70,579
AK Steel Holding Corporation «	217,700	1,136,394
Alacer Gold Corporation †	17,005	102,125
Alamos Gold Incorporated	9,312	175,046
Alkane Resources Limited †	26,657	27,265
Allegheny Technologies Incorporated	81,339	2,410,888
Allied Nevada Gold Corporation «†	153,500	5,001,030

92	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Metals & Mining (continued)
Alumina Limited	369,445	$282,452
Aluminum Corporation of China Limited †«	584,000	223,632
Aneka Tambang TBK PT	392,674	51,066
Anglo American plc	129,150	3,588,742
Anglo Platinum Limited «	11,072	552,006
Anglogold Ashanti Limited	81,922	2,562,951
Antofagasta plc	33,519	589,181
APERAM	2,997	39,110
Aquarius Platinum Limited	50,501	29,218
ArcelorMittal	97,284	1,450,623
Arrium Limited Npv	195,020	129,958
Assore Limited «	7,325	266,744
Atlas Iron Limited	154,694	215,760
AuRico Gold Incorporated NPV †	30,195	209,826
Aurizon Mines Limited †	6,389	25,990
Ausdrill Limited	35,375	102,333
Barrick Gold Corporation «	93,600	3,609,167
Beadell Resources Limited †	66,580	53,654
BHP Billiton Limited	570,695	18,743,808
BHP Billiton plc	197,925	5,770,097
Bhushan Steel Limited	8,325	69,152
BlueScope Steel Limited †	682,088	236,074
Boliden AB	25,134	369,294
Borneo Lumbung Energi & Metal TBK PT †	3,508,500	187,660
Bradespar SA	4,300	58,487
CAP SA	21,572	726,747
Carpenter Technology Corporation	84,200	3,979,292
Centamin plc †	66,898	84,448
Centerra Gold Incorporated	13,776	104,814
CGA Mining Limited †	44,347	94,383
China Daye Non-Ferrous Metal Mining Limited †	660,000	27,231
China Metal Recycling Holdings Limited	68,664	54,801
China Mining Resources Group Limited †(a)	156,000	0
China Rare Earth Holdings Limited	278,043	59,868
China Steel Corporation	2,407,999	2,062,207
China Zhongwang Holdings Limited †	294,000	119,026
Chubu Steel Plate Company Limited	2,600	9,630
Chung Hung Steel Corporation †	110,954	27,265
Cia de Minas Buenaventura SA	21,516	733,266
Cia Minera Milpo SA	72,475	99,908
Cia Siderurgica Nacional SA	168,978	832,445
Cia Vale do Rio Doce	276,946	4,608,718
Cliffs Natural Resources Incorporated «	96,016	3,441,213
Coal of Africa Limited †	38,864	11,243
Coeur D’alene Mines Corporation †	196,794	4,524,294
Commercial Metals Company	245,734	3,130,651
Compania de Minas Buenaventura SA ADR	5,559	192,675
Compass Minerals International Incorporated «	60,109	4,317,028
Cudeco Limited †«	66,892	287,495
Daido Steel Company Limited	69,000	354,276

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	93

Security name	Shares	Value

Metals & Mining (continued)
Delong Holdings Limited †	7,000	$1,825
Detour Gold Corporation †	15,148	381,101
Dongkuk Steel Mill Company Limited	4,963	68,893
Dowa Mining Company Limited	56,000	367,635
Eastern Platinum Limited †	32,617	5,956
El Ezz Aldekhela Steel Alexandria	164	14,527
El Ezz Steel Company	15,612	24,840
Eldorado Gold Corporation	67,207	892,457
Energy Fuels Incorporated †	56,699	11,504
Eramet	461	51,026
Eregli Demir Ve Celik Fabrikalari Tas	351,583	392,323
Eurasian Natural Resources Corporation	36,367	174,333
Evraz plc	86,850	310,286
Exxaro Resources Limited	26,732	476,010
Feng Hsin Iron & Steel Company	115,690	178,840
First Quantum Minerals Limited	43,520	838,392
Fortescue Metals Group Limited «	294,544	1,077,250
Fosun International	168,000	79,278
Franco-Nevada Corporation	13,507	700,733
Freeport-McMoRan Copper & Gold Incorporated	115,800	4,181,538
Fresnillo plc	15,690	388,898
Fushan International Energy Group Limited	438,000	115,204
Gabriel Resources Limited †	32,774	76,802
Gerdau SA	32,565	237,431
Gindalbie Metals Limited †	94,123	32,090
Glencore International plc «	117,456	718,128
Godo Steel Limited	7,000	11,444
Gold Fields Limited	153,032	1,839,917
Goldcorp Incorporated	79,980	3,283,582
Golden Star Resources Limited †	13,559	19,945
Grupo Mexico SAB de CV	749,556	2,236,100
Harmony Gold Mining Company Limited	76,921	624,668
Hecla Mining Company «	606,477	3,281,041
Hidili Industry International Development Limited	88,000	18,835
Hindalco Industries Limited	238,424	445,130
Hindalco Industries Limited GDR 144A	47,917	89,461
Hindustan Zinc Limited	43,032	95,425
Hitachi Metals Limited	29,000	300,390
Hudbay Minerals Incorporated	14,987	128,167
Hyundai Hysco	8,120	340,652
Hyundai Steel Company	11,338	835,392
Iamgold Corporation	35,249	460,928
Iluka Resources Limited	68,045	646,766
Impala Platinum Holdings Limited	130,080	2,058,865
Independence Group NL	26,428	95,564
Indophil Resources NL †	152,574	53,595
Industrias Penoles SAB de CV	19,338	791,297
Inmet Mining Corporation	3,952	176,442
International Nickel Indonesia TBK PT	380,928	91,886
Intrepid Mines Limited †	100,257	28,485

94	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Metals & Mining (continued)
JFE Holdings Incorporated	101,600	$1,282,084
Jiangxi Copper Company Limited	275,000	597,090
Jindal Steel & Power Limited	77,705	491,934
JSC MMC Norilsk Nickel ADR	242,772	3,554,182
JSW Steel Limited	25,023	312,062
Kaiser Aluminum Corporation «	28,900	1,614,065
Kazakhmys plc	16,983	159,911
KGHM Polska Miedz SA «	26,457	1,036,950
Kingsgate Consolidated Limited	17,978	79,497
Kinross Gold Corporation	113,307	1,006,918
Kobe Steel Limited	527,000	403,857
Korea Zinc Company Limited	2,545	917,400
Koza Altin Isletmeleri AS	13,742	270,429
Kumba Iron Ore Limited «	14,015	800,571
Kyoei Steel Limited	2,500	46,172
Labrador Iron Ore Royalty Corporation	9,309	273,486
Lake Shore Gold Corporation †«	38,384	38,939
Lonmin plc «	21,184	192,740
Lundin Mining Corporation †	32,955	149,438
Lynas Corporation Limited †«	320,009	211,595
Major Drilling Group International	4,509	42,723
Maruichi Steel Tube Limited	12,400	238,038
Mechel - Sponsored ADR	11,200	64,176
Medusa Mining Limited	21,450	110,140
Mercator Minerals Limited †	33,385	14,732
Midas Holdings Limited	65,000	18,251
Mincor Resources NL	16,028	9,604
Minera Frisco SAB de CV †	130,377	498,647
Mineral Deposit Limited †	6,406	33,092
Minmetals Resources Limited †	288,000	107,314
Mirabela Nickel Limited †	50,990	14,750
Mitsubishi Materials Corporation	234,000	654,525
Mitsubishi Steel Manufacturing Company Limited	10,000	19,541
Mitsui Mining & Smelting Company Limited	112,000	224,587
Mitsui Mining Company Limited	5,500	6,673
Mittal Steel South Africa Limited	48,291	233,323
Molycorp Incorporated «†	41,300	475,363
Mongolian Mining Corporation †	163,500	75,679
Mount Gibson Iron Limited	107,942	81,410
Murchison Metals Limited	36,942	1,489
Mytilineos Holdings SA †	1,209	3,452
Nakayama Steel Works Limited †	14,000	6,437
Nakornthai Strip Mill plc †	5,418,300	24,208
National Aluminium Company Limited	36,556	32,728
Neturen Company Limited	900	5,690
Nevsun Resources Limited	18,400	73,917
New Gold Incorporated †	45,386	502,780
Newcrest Mining Limited	137,688	3,506,519
Newmont Mining Corporation	102,964	5,218,216
Newmont Mining Corporation - Canada Exchange	4,136	218,181

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	95

Security name	Shares	Value

Metals & Mining (continued)
Nippon Denko Company Limited	10,000	$27,205
Nippon Light Metal Company Limited	79,000	78,702
Nippon Metal Industry Company Limited †	19,000	9,950
Nippon Steel Corporation	1,088,000	2,098,320
Nippon Yakin Kogyo Company Limited †	12,500	11,335
Nisshin Steel Company Limited	107,000	101,130
Nittetsu Mining Company Limited	3,000	11,342
NMDC Limited	71,719	245,102
Norddeutsche Affinerie AG	3,804	206,028
Norsk Hydro ASA	97,893	419,420
Northam Platinum Limited	51,691	166,090
Northern Dynasty Minerals †	2,200	6,294
NovaCopper Incorporated †	2,136	5,352
NovaGold Resources Incorporated	12,820	59,825
Novolipet Steel GDR Register Shares	5,068	91,629
Nucor Corporation «	34,500	1,298,925
Nyrstar	7,466	35,967
Nyrstar VVPR Strip †	3,073	8
Om Holdings Limited †	28,126	10,170
Osisko Mining Corporation †	30,759	298,619
Outokumpu Oyj †	41,744	37,331
OZ Minerals Limited	56,980	367,342
Pacific Metals Company Limited	21,000	67,322
Pan American Silver Corporation	16,145	283,510
Pan Australian Resources Limited †	77,441	212,022
Perseus Mining Limited †	78,037	197,529
Petropavlovsk plc	8,669	47,889
Philex Mining Corporation	467,724	209,878
Pilot Gold Incorporated †	4,936	5,258
Polymetal International plc	38,178	586,811
POSCO	14,239	4,630,773
Randgold Resources Limited	8,613	864,333
Rautaruukki Oyj	4,052	25,967
Real Gold Mining Limited (a)(i)	41,000	7,401
Regis Resources Limited †	88,984	435,766
Reliance Steel & Aluminum Company	49,400	2,540,642
Resolute Mining Limited †	139,174	212,087
Rio Tinto Limited	76,512	3,892,341
Rio Tinto plc	124,481	5,406,915
Royal Gold Incorporated	46,185	4,065,204
RTI International Metals Incorporated «†	58,732	1,273,897
Sally Malay Mining Limited	21,272	11,758
Salzgitter AG	2,771	101,982
Sandfire Resources NL †	24,651	183,371
Sanyo Special Steel Company Limited	18,000	59,774
Schnitzer Steel Industries Incorporated «	48,509	1,339,819
Seabridge Gold Incorporated †	2,100	35,215
Semafo Incorporated	21,405	80,778
Sesa Goa Limited	67,555	208,221
Severstal GDR Register Shares	12,900	146,286

96	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Metals & Mining (continued)
Sherritt International Corporation	27,940	$124,430
Shree Precoated Steels Limited †	3,781	180
Silver Standard Resources Incorporated †	5,023	74,600
Silver Wheaton Corporation	32,641	1,128,486
Silvercorp Metals Incorporated	13,691	80,556
Sims Group Limited	28,188	265,596
Sociedad Minera Cerro Verde SA †	3,244	120,028
Sociedad Minera El Brocal SA	3,920	57,866
Southern Copper Corporation «	19,708	641,298
SSAB Svenskt Stal AB Class A	20,546	155,285
SSAB Svenskt Stal AB Class B	4,150	27,041
St Barbara Limited †	67,401	103,060
Steel Authority of India Limited	105,948	148,946
Steel Dynamics Incorporated	145,300	1,775,566
Sterlite Industries India Limited	169,323	292,681
Stillwater Mining Company «†	258,000	2,716,740
Straits Resources Limited †	76,749	10,308
Sumitomo Light Metal Industries Limited	128,000	112,804
Sumitomo Metal Industries Limited	661,000	937,110
Sumitomo Metal Mining Company Limited	94,000	970,075
Sumitomo Titanium Corporation «	3,700	85,016
Sundance Resources Limited Australia †	558,512	184,648
Talvivaara Mining Company plc †	21,825	44,746
Taseko Mines Limited †	8,732	26,220
Tata Steel Limited	48,920	317,837
Teck Cominco Incorporated Limited	49,708	1,373,620
Teranga Gold Corporation †	13,496	27,329
Thompson Creek Metals Company Incorporated †	6,878	19,397
Thyssenkrupp AG	36,326	723,743
Titanium Metals Corporation «	53,200	651,168
Toho Titanium Company Limited «	4,800	47,145
Toho Zinc Company Limited	18,000	60,923
Tokyo Rope Manufacturing Company Limited	29,000	37,410
Tokyo Steel Manufacturing Company Limited	16,100	52,436
Ton Yi Industrial Corporation	243,350	136,905
Topy Industries Limited	18,000	43,911
Trans Hex Group Limited †	3,465	1,291
Tung Ho Steel Enterprise Corporation	217,962	200,853
Turquoise Hill Resources Limited †	28,864	231,908
Tycoons Worldwide Groups Thailand PCL †	54,500	10,957
United Company Rusal plc †	365,000	197,655
United States Steel Corporation «	114,007	2,217,436
Usinas Siderurgicas de Minas Gerais SA	68,888	321,719
Vedanta Resources plc	6,812	93,833
Viohalco SA †	1,430	3,741
Voestalpine AG	9,874	282,730
Volcan Cia Minera S.A.A.	352,227	374,954
Western Areas NL «	21,053	86,569
Worthington Industries «	117,819	2,462,417
Xingda International Holdings Limited	186,000	55,637

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	97

Security name	Shares	Value

Metals & Mining (continued)
Xstrata plc	193,923	$2,932,022
Yamana Gold Incorporated	67,881	1,161,018
Yamato Kogyo Company Limited	10,800	323,055
Yieh Phui Enterprise	455,616	140,407
Yodogawa Steel Works Limited	16,000	55,176
Young Poong Corporation	239	195,476
Zhidao International Holding †	102,000	2,301
Zijin Mining Group Company Limited Class H «	1,339,000	419,519
ZPH Stalprodukt SA	474	25,028

		193,382,905

Paper & Forest Products: 0.32%
Ahlstrom Oyj	1,791	29,285
Canfor Corporation †	5,308	70,271
China Grand Forestry Green Resources Group Limited †	181,900	11,257
Chuetsu Pulp & Paper Company Limited	4,000	6,846
Compania Manufacturera De Papeles y Cartones SA	259,881	954,526
Daiken Corporation	5,000	12,517
Daio Paper Corporation	17,000	104,004
Domtar Corporation «	25,700	1,861,708
Fibria Celulose SA †	43,215	336,157
Gunns Limited †(a)	59,667	0
Hokuetsu Paper Mills Limited	23,500	110,454
Holmen AB Class B	6,246	161,286
International Paper Company	49,100	1,696,896
Lee & Man Paper Manufacturing Limited	168,000	68,881
Louisiana-Pacific Corporation «†	301,795	4,050,089
MeadWestvaco Corporation	116,000	3,336,160
Mitsubishi Paper Mills Limited †	15,000	12,644
Mondi plc	46,633	410,587
Nine Dragons Paper Holdings Limited	352,000	158,392
Nippon Paper Group Incorporated «	17,300	204,387
OJI Paper Company Limited	174,000	544,479
Paperlinx Limited †	60,182	4,166
Rayonier Incorporated	83,969	4,113,641
Resolute Forest Products Incorporated «†	155,203	1,950,902
Sappi Limited †	97,580	272,894
Shihlin Paper Corporation †	26,000	39,932
Sino-Forest Corporation †(a)«	14,102	0
Stora Enso Oyj «	69,844	421,679
Svenska Cellulosa AB Class A	7,500	134,887
Svenska Cellulosa AB Class B	56,712	1,013,968
Tokushu Tokai Holdings Company Limited	7,000	18,149
UPM-Kymmene Oyj	55,974	619,908
West Fraser Timber Company Limited	2,275	128,295
Yuen Foong Yu Paper Manufacturing Company Limited	433,565	169,367

		23,028,614

98	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Telecommunication Services: 2.87%

Diversified Telecommunication Services: 1.59%
AT&T Incorporated	734,498	$26,912,007
BCE Incorporated «	24,500	1,089,110
Belgacom SA	15,466	458,316
Bell Aliant Incorporated «	11,577	308,759
Bezeq Israeli Telecommunication Corporation Limited	139,782	158,778
BT Group plc	718,466	2,482,418
Cable & Wireless Communication plc	158,839	85,626
CenturyTel Incorporated	76,171	3,218,986
China Telecom Corporation Limited	3,270,000	1,796,066
China Unicom Limited	999,688	1,582,807
Chorus Limited †	54,612	147,860
Chunghwa Telecom Company Limited	783,602	2,367,733
Cincinnati Bell Incorporated «†	403,258	1,891,280
Citic 1616 Holdings Limited	350	67
Colt Telecom Group SA †	59,571	110,954
Comtech Telecommunications Corporation «	39,710	1,116,645
Deutsche Telekom AG	296,234	3,534,140
Elisa Oyj	17,138	362,359
France Telecom SA	171,450	2,371,070
France Telecom SA ADR «	11,264	156,570
Frontier Communications Corporation «	664,141	3,068,331
Hellenic Telecommunications Organization SA †	12,060	39,136
HKT Trust And HKT Limited	360,478	308,611
Hutchison Telecommunications Hong Kong Holdings Limited	196,000	96,030
Inmarsat plc	58,088	528,046
KT Corporation	25,561	774,968
Level 3 Communications Incorporated †	130,050	2,802,578
LG Telecom Limited	51,939	347,900
Magyar Telekom plc	48,339	91,605
Mahanagar Telephone Nigam Limited †	8,074	5,385
Manitoba Telecom Services Incorporated	5,945	205,293
Netia SA †	62,583	113,485
Nippon Telegraph & Telephone Corporation	75,400	3,481,333
Oi SA NPV	37,907	170,870
PCCW Limited	793,000	304,687
Portugal Telecom SGPS SA	69,503	339,193
Rostelecom - Sponsored ADR «†	15,100	346,017
Royal KPN NV	146,658	1,258,061
Shin Satellite PCL †	188,600	112,552
Singapore Telecommunications Limited	1,269,100	3,451,463
SK Broadband Company Limited †	33,822	94,494
Swisscom AG	2,473	993,137
TalkTalk Telecom Group plc	57,843	178,181
Tata Communications Limited	3,567	14,727
TDC AS	36,235	241,296
Tele2 AB	29,579	520,364
Telecom Argentina SA ADR «	2,951	32,933
Telecom Corporation of New Zealand Limited	337,806	667,628

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	99

Security name	Shares	Value

Diversified Telecommunication Services (continued)
Telecom Egypt Company	36,313	$83,899
Telecom Italia SpA	1,023,020	952,198
Telecom Italia SpA RSP	592,709	469,298
Telecom Malaysia Berhad	348,900	678,928
Telefonica Brasil SA	16,377	317,875
Telefonica O2 Czech Republic AS	10,454	221,588
Telefonica SA	372,958	4,709,830
Telekom Austria AG	23,473	187,361
Telekomunikacja Polska SA	132,850	665,392
Telekomunikasi Indonesia TBK PT	1,931,000	1,883,409
Telenet Group Holding NV	5,930	230,438
Telenor ASA	70,077	1,280,536
Teliasonera AB	190,059	1,313,612
Telkom South Africa Limited †	87,400	199,804
Telstra Corporation Limited	764,679	3,041,607
TELUS Corporation «	4,943	311,247
TELUS Corporation (Non-Voting)	14,200	874,976
True Corporation PCL †	489,562	67,493
TT&T PCL †(a)	270,800	0
Turk Telekomunikasyon AS	117,421	464,727
TW Telecom Incorporated «†	284,671	7,159,476
Verizon Communications Incorporated	351,224	15,081,559
Windstream Corporation «	389,635	3,845,697
Xl Axiata TBK PT	408,500	308,464

		115,089,269

Wireless Telecommunication Services: 1.28%
Advanced Information Service PCL	202,100	1,373,777
America Movil SAB de CV Class A	22,794	27,984
America Movil SAB de CV Class L	7,616,836	9,749,052
Bharti Airtel Limited	289,540	1,289,852
Cellcom Israel Limited	6,225	43,651
China Mobile Limited	1,093,500	11,673,850
China Wireless Technologies Limited	296,000	52,667
Comba Telecom Systems Holdings Limited	120,212	30,999
Crown Castle International Corporation †	54,866	3,481,796
Digi.com Berhad	542,000	834,380
Empresa Nacional de Telecomunicaciones SA	18,536	357,003
Far Eastone Telecommunications Company Limited	322,722	795,195
Freenet AG	6,810	104,415
Globe Telecom Incorporated	8,330	226,687
Idea Cellular Limited †	166,212	223,060
Indonesian Satellite Corporation TBK PT	138,500	74,080
KDDI Corporation	459	3,282,968
Maxis Berhad	514,200	1,158,575
Millicom International Cellular SA	6,159	530,130
Mobile Telesystems ADR	168,082	3,094,390
Mobilone Limited	94,400	193,874
Mobistar SA	1,938	61,343

100	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Wireless Telecommunication Services (continued)
MTN Group Limited «	292,089	$5,457,333
NTT DoCoMo Incorporated	2,670	4,542,359
NTT DoCoMo Incorporated ADR «	22,450	382,099
Okinawa Cellular Telephone Company	6	13,518
Orascom Telecom Holding SAE	313,006	186,693
Orascom Telecom Media and Technology Holding SAE	313,006	29,235
Partner Communications Company Limited	5,768	23,707
Philippine Long Distance Telephone Company	18,540	1,207,358
Reliance Communications Limited	99,697	86,389
Reliance Communications Limited GDR 144A	32,828	28,445
Rogers Communications Incorporated «	39,400	1,589,590
SBA Communications Corporation †	95,613	5,715,745
Sistema JSFC Register Shares—Sponsored GDR	9,273	182,771
SK Telecom Company Limited	7,277	933,175
SmarTone Telecommunications Holding Limited	48,829	104,131
Sprint Nextel Corporation †	2,024,031	9,816,550
StarHub Limited	109,000	315,676
Taiwan Mobile Company Limited	370,202	1,371,988
Tata Teleservices Maharashtra Limited †	26,818	5,135
Telephone and Data Systems Incorporated	220,924	5,417,056
Tim Participacoes SA	177,415	705,325
TM International SDN Berhad	655,750	1,257,143
Total Access Group Incorporated	81,100	230,993
Turkcell Iletisim Hizmetleri AS †	143,514	851,996
United States Cellular Corporation †	9,019	342,271
Vodafone Group plc	4,524,924	13,040,603

		92,497,012

Utilities: 4.31%

Electric Utilities: 1.83%
Acciona SA	2,541	118,830
AES Corporation †	132,700	1,511,453
Allete Incorporated	70,832	2,943,778
American Electric Power Company Incorporated	58,598	2,519,128
Atel Holding AG	575	83,115
Centrais Electricas Brasileiras SA	79,100	507,356
CESC Limited	11,882	65,471
CEZ AS	34,367	1,349,127
Cheung Kong Infrastructure Holdings Limited	59,000	356,771
Chubu Electric Power Company Incorporated	133,400	1,584,546
Cia Energetica de Minas Gerais	20,070	296,517
Cia General de Electricidad SA	82,344	390,914
Cleco Corporation «	132,326	5,416,103
CLP Holdings Limited	351,000	2,925,773
Contact Energy Limited	62,292	244,222
CPFL Energia SA	29,500	312,454
Duke Energy Corporation	88,599	5,739,443
E.ON AG	187,516	4,312,656
Edison International	62,668	2,744,232

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	101

Security name	Shares	Value

Electric Utilities (continued)
Electricite de France	23,601	$480,606
Emera Incorporated	11,122	388,353
Empresa Electrica Pehuenche SA	6,772	43,993
Endesa SA	5,358	92,530
Enea SA	23,564	117,169
Enel SpA	603,298	1,988,130
Energias de Portugal SA	245,535	598,520
Enersis SA (Chile)	2,494,932	823,384
Entergy Corporation	20,739	1,411,911
EVN AG	581	7,819
Exelon Corporation	104,171	3,799,116
Federal Hydrogenerating Company ADR	309,300	781,787
FirstEnergy Corporation	51,246	2,239,450
Fortis Incorporated (Canada) «	16,574	546,274
Fortum Oyj	40,768	753,274
Great Plains Energy Incorporated	91,046	1,941,101
Hawaiian Electric Industries Incorporated «	207,484	5,504,551
Hokkaido Electric Power Company Incorporated	29,200	224,515
Hokuriku Electric Power Company	36,400	420,277
Hong Kong Electric Holdings Limited	245,105	1,986,198
Iberdrola SA	387,498	1,537,244
IDACORP Incorporated «	108,463	4,495,791
Infratil Limited	84,567	141,997
ITC Holdings Corporation	39,212	2,822,480
Japan Wind Development Company Limited †«	12	16,415
Kansai Electric Power Company Incorporated	139,100	1,037,543
Korea Electric Power Corporation †	62,964	1,365,133
KSK Energy Ventures Limited †	40,370	43,509
Kyushu Electric Power Company Incorporated	77,000	583,192
Manila Electric Company	100,460	591,180
Nextera Energy Incorporated	52,111	3,507,591
Northeast Utilities	211,284	7,959,068
NV Energy Incorporated	155,579	2,728,856
Pepco Holdings Incorporated «	149,988	2,896,268
Pinnacle West Capital Corporation	74,904	3,847,818
PNM Resources Incorporated	152,337	3,133,572
Polska Grupa Energetyczna SA	111,120	626,628
Portland General Electric Company	164,053	4,403,183
Power Grid Corporation of India Limited	310,811	667,440
PPL Corporation	71,166	2,087,299
Public Power Corporation SA †	5,300	17,599
Red Electrica de Espana	10,670	461,941
Reliance Energy Limited	32,954	263,099
Romande Energie Holding SA	7	7,706
RWE AG	41,623	1,745,724
Scottish & Southern Energy plc	87,212	1,894,402
Shikoku Electric Power Company Incorporated	34,100	414,191
Southern Company	107,038	4,852,033
SP AusNet	241,284	262,993
Spark Infrastructure Group 144A	222,795	372,893

102	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Shares	Value

Electric Utilities (continued)
Tata Power Company Limited	337,069	$602,937
Tauron Polska Energia SA	210,484	309,918
Tenaga Nasional Berhad	481,537	1,054,157
Terna SpA	126,682	440,099
The Chugoku Electric Power Company Incorporated	50,900	642,304
The Okinawa Electric Power Company Incorporated	2,600	84,215
Tohoku Electric Power Company Incorporated †	87,900	614,104
Tokyo Electric Power Company Incorporated †	285,900	478,356
Torrent Power Limited	57,027	152,038
Trustpower Limited	3,817	24,073
UIL Holdings Corporation «	108,300	3,809,994
UNS Energy Corporation	87,609	3,509,617
Vector Limited	28,886	62,659
Verbund Oesterreichische Elektrizitaetswirtschafts AG	8,531	172,811
Westar Energy Incorporated	275,913	8,034,587

		132,347,504

Gas Utilities: 0.78%
AGL Resources Incorporated	76,969	3,051,821
APA Group «	99,908	497,520
Atmos Energy Corporation	197,146	6,888,281
Aygaz AS	12,972	59,184
China Gas Holdings Limited	696,000	380,487
Enagas SA	21,486	399,025
Envestra Limited	104,511	95,558
Gail India Limited	96,516	616,054
Gas Natural SDG SA	29,603	365,123
Hong Kong & China Gas Company Limited	918,040	2,163,729
Korea Gas Corporation	3,903	196,074
Laclede Group Incorporated «	45,548	1,924,403
Northwest Natural Gas Company «	1,570	77,197
Oneok Incorporated	128,092	5,703,937
Osaka Gas Company Limited	337,000	1,472,048
Perusahaan Gas Negara PT	2,527,000	980,587
Petronas Gas Berhad	91,700	568,778
Piedmont Natural Gas Company Incorporated «	156,090	4,874,691
Questar Corporation	117,903	2,328,584
Rubis SCA	4,087	225,879
Saibu Gas Company Limited	50,000	138,578
Shizuoka Gas Company Limited	5,500	38,144
Snam Rete Gas SpA	129,580	545,024
South Jersey Industries Incorporated «	54,069	2,736,973
Southwest Gas Corporation	100,007	4,275,299
Toho Gas Company Limited	83,000	541,708
Tokyo Gas Company Limited	427,000	2,356,013
UGI Corporation	246,639	7,517,557
WGL Holdings Incorporated «	111,855	4,366,819
Xinao Gas Holdings Limited	120,000	473,443
Yingde Gases Group Company	206,000	159,627

		56,018,145

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	103

Security name	Shares	Value

Independent Power Producers & Energy Traders: 0.27%
Aboitiz Power Corporation	386,100	$312,000
Adani Power Limited †	93,197	66,683
AES Gener SA	453,857	257,041
Babcock & Brown Wind Partners †	70,286	22,148
Calpine Corporation †	301,700	5,294,835
China Longyuan Power Group	323,000	209,477
China Resources Power Holdings Company	314,600	672,525
Colbun SA †	1,444,661	410,595
Drax Group plc	27,289	201,922
EDP Renovaveis SA †	9,632	35,255
Electric Power Development Company	24,700	590,251
Electricity Generating PCL	29,800	114,122
Empresa Nacional de Electricidad SA (Chile)	787,697	1,303,890
Energy World Corporation Limited †	112,693	59,379
Etrion Corporation †	2,567	857
Genon Energy Incorporated †	1,641,608	4,153,268
Glow Energy PCL	31,600	63,029
GVK Power & Infrastructure Limited †	127,035	25,464
JSW Energy Limited	47,611	39,244
Neyveli Lignite Corporation Limited	4,901	6,912
NHPC Limited	460,688	148,248
NRG Energy Incorporated «	160,504	3,425,155
NTPC Limited	273,560	826,459
PNOC Energy Development Corporation	2,466,850	350,606
Ratchaburi Electricity Generating Holding PCL ADR	20,700	30,553
Reliance Power Limited †	138,060	189,127
Sechilienne SA	469	6,518
Solartron PCL †	391,200	26,717
Tractebel Energia SA	31,629	526,033
Transalta Corporation «	20,500	309,658

		19,677,971

Multi-Utilities: 1.28%
ACEA SpA	1,765	9,790
AEM SpA	58,540	31,161
AGL Energy Limited	95,173	1,491,635
Alliant Energy Corporation	76,118	3,355,281
Ameren Corporation	165,706	5,421,900
ATCO Limited	4,129	320,016
Avista Corporation	123,320	3,132,328
Black Hills Corporation «	85,042	2,908,436
Canadian Utilities Limited Class A	4,999	344,745
Canadian Utilities Limited Class B	258	17,842
Centerpoint Energy Incorporated	272,710	5,560,557
Centrica plc	475,540	2,466,868
CMS Energy Corporation	174,221	4,019,278
Consolidated Edison Incorporated	35,715	2,165,043
Dominion Resources Incorporated	70,186	3,683,361
DTE Energy Company	114,474	6,685,282

104	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name			Shares	Value

Multi-Utilities (continued)
ENBW Energie Baden-Wuerttemberg AG			2,364	$93,657
Enel Green Power SpA			152,321	250,407
Gaz de France			127,137	3,130,295
Hera SpA			15,096	22,254
Integrys Energy Group Incorporated «			54,732	2,954,981
Just Energy Group Incorporated «			8,403	93,087
MDU Resources Group Incorporated			115,603	2,491,245
National Grid plc			321,030	3,484,126
NiSource Incorporated «			193,783	4,716,678
NorthWestern Corporation			78,031	2,855,935
OGE Energy Corporation			67,098	3,626,647
PG&E Corporation			54,465	2,364,326
Public Service Enterprise Group Incorporated			62,502	1,978,813
Scana Corporation «			79,857	3,782,028
Sempra Energy			27,509	1,821,096
Suez Environment SA			28,095	314,861
TECO Energy Incorporated «			134,264	2,330,823
United Utilities Group plc			59,727	672,398
Vectren Corporation			175,737	4,957,541
Veolia Environment			39,778	421,076
Wisconsin Energy Corporation			155,626	5,907,563
Xcel Energy Incorporated			66,638	1,858,534
YTL Corporation Berhad			985,009	570,609
YTL Power International Berhad			409,303	227,936

				92,540,439

Water Utilities: 0.15%
Aguas Andinas SA Class A			534,016	350,251
American Water Works Company Incorporated			120,478	4,442,024
Aqua America Incorporated «			98,050	2,451,250
California Water Service Group			83,900	1,534,531
China Water Affairs Group Limited			100,000	24,884
Guangdong Investment Limited			480,000	354,618
Hyflux Limited «			81,500	88,921
Manila Water Company			64,900	41,724
Pennon Group plc			35,570	415,974
Puncak Niaga Holding Berhad †			13,700	5,919
Severn Trent plc			25,380	697,587
Sound Global Limited			168,000	77,466

				10,485,149

Total Common Stocks (Cost $6,353,480,085)				6,949,402,455

	Interest rate	Maturity date	Principal

Foreign Corporate Bonds and Notes @: 0.00%

Materials : 0.00%

Chemicals : 0.00%
Coromandel International Limited (INR)	9.00%	7-23-16	389,610	6,757

Total Foreign Corporate Bonds and Notes (Cost $7,063)				6,757

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	105

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @: 0.00%
Italia Certificati di Credito del Tesoro ¤ (EUR)	0.00%	12-31-12	8,000	$10,027

Total Foreign Government Bonds (Cost $34,489)				10,027

			Shares

Investment Companies: 0.01%
BB Biotech AG REG			929	87,170
Duet Group			227,613	493,832

Total Investment Companies (Cost $421,726)				581,002

	Dividend yield

Preferred Stocks: 0.75%

Consumer Discretionary: 0.05%

Automobiles: 0.05%
Bayerische Motoren Werke AG	5.43		4,593	230,505
Porsche AG	1.75		14,496	749,379
Volkswagen AG	2.09		14,582	2,575,110

				3,554,994

Media: 0.00%
ProSiebenSat.1 Media AG	5.68		12,579	303,068

Consumer Staples : 0.11%

Beverages: 0.09%
Cia de Bebidas DAS Americas	2.35		172,794	6,541,809

Household Products: 0.02%
Henkel AG & Company KGaA	1.30		16,469	1,244,747

Energy: 0.12%

Oil, Gas & Consumable Fuels: 0.12%
Petroleo Brasileiro SA	3.19		885,258	9,049,265

Financials: 0.24%

Capital Markets: 0.00%
Hyundai Securities Company Limited	6.95		6,105	42,238

Commercial Banks: 0.24%
Banco Bradesco SA	3.24		414,328	6,735,713
Banco Itau Holding Financeira SA	3.36		484,100	7,559,964
Investimentos Itau SA	3.18		642,956	2,961,544
Shinkin Central Bank «	3.95		138	288,532
Swedbank AB	4.30		10,037	175,513

				17,721,266

106	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Dividend yield		Shares	Value

Insurance: 0.00%
Unipol Gruppo Finanziari SpA †	0.00%		185	$263

Materials: 0.17%

Chemicals: 0.03%
Braskem SA	3.93		30,900	194,847
Fuchs Petrolub AG	2.04		5,349	312,851
Sociedad Quimica y Minera de Chile SA Class B	1.78		21,681	1,339,855

				1,847,553

Metals & Mining: 0.14%
Bradespar SA	6.65		50,900	664,491
Companhia Vale do Rio Doce Class A	5.79		435,830	7,123,917
Gerdau SA	1.77		155,102	1,371,536
Metalurgica Gerdau SA	2.06		48,456	530,416
Usinas Siderurgicas de Minas Gerais SA Class A	0.81		111,602	448,079

				10,138,439

Telecommunication Services: 0.03%

Diversified Telecommunication Services: 0.03%
Oi SA	14.87		156,867	595,815
Telef Brasil Preference	8.24		60,143	1,303,656

				1,899,471

Utilities: 0.03%

Electric Utilities: 0.03%
Centrais Electricas Brasileiras SA B Shares	9.57		39,500	360,966
Cia Energetica de Minas Gerais	9.94		99,178	1,692,949
RWE AG	6.16		2,018	76,033

				2,129,948

Total Preferred Stocks (Cost $58,673,342)				54,473,061

		Expiration date

Rights: 0.00%

Consumer Discretionary: 0.00%

Internet & Catalog Retail: 0.00%
Liberty Ventures Series A†(a)		12-31-49	6,321	69,156

Financials: 0.00%

Commercial Banks: 0.00%
Krung Thai Bank PCL†(a)		10-11-12	86,725	11,071

Real Estate Management & Development: 0.00%
FKP Property Group†(a)		9-17-12	80,551	8,322

Industrials: 0.00%

Road & Rail: 0.00%
GrainCorp Limited †(a)		9-12-12	2,469	1,071

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	107

Security name	Expiration date	Shares	Value

Information Technology: 0.00%

Semiconductors & Semiconductor Equipment: 0.00%
Renewable Energy Corporation †(a)«	9-3-12	14,246	$575

Materials: 0.00%

Metals & Mining: 0.00%
OM Holdings Limited†(a)	9-17-12	8,438	0

Total Rights (Cost $31,368)			90,195

Warrants: 0.00%

Consumer Discretionary: 0.00%

Distributors: 0.00%
Tat Hong Holdings Limited†(a)	8-2-13	700	0
Ubisoft Entertainment†	10-10-13	3,327	146

			146

Hotels, Restaurants & Leisure: 0.00%
Minor International PCL†	5-18-13	9,570	1,032

Media: 0.00%
Seat Pagine Gialle SpA†(a)	5-14-13	259	1

Consumer Staples: 0.00%

Food & Staples Retailing: 0.00%
Sinarmas Land Limited†	11-18-15	42,500	5,728

Food Products: 0.00%
Kulim Malaysia Berhad†	10-21-15	8,450	3,110

Energy: 0.00%

Oil, Gas & Consumable Fuels: 0.00%
Maurel et Prom SA†	6-30-14	3,641	1,200

Industrials: 0.00%

Construction & Engineering: 0.00%
Dialog Group Berhad†	11-30-13	29,919	5,123

Materials: 0.00%

Metals & Mining: 0.00%
Kinross Gold Corporation†	9-17-14	1,456	753

Total Warrants (Cost $16,964)			17,093

		Principal

Other: 0.02%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)		$5,087,097	1,373,516

Total Other (Cost $577,889)			1,373,516

108	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2012 (unaudited)

Security name	Yield	Shares	Value

Short-Term Investments: 14.76%

Investment Companies: 14.76%
Wells Fargo Advantage Cash Investment Fund, Select Class (l)(u)	0.16%	169,049,881	$169,049,881
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.19	897,043,281	897,043,281

Total Short-Term Investments (Cost $1,066,093,162)			1,066,093,162

Total investments in securities (Cost $7,479,336,088)*	111.75%	8,072,047,268
Other assets and liabilities, net	(11.75)	(848,491,067)

Total net assets	100.00%	$7,223,556,201

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate

@	Foreign bond principal is denominated in local currency.

¤	Security issued in zero coupon form with no periodic interest payments.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $7,563,760,199 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,091,786,180
Gross unrealized depreciation	(583,499,111)

Net unrealized appreciation	$508,287,069

The following table shows percentage of long-term investments by geographical locations as of August 31, 2012:

United States	65.67%
Japan	6.52%
United Kingdom	3.48%
Australia	2.52%
Canada	2.00%
South Korea	1.61%
Switzerland	1.50%
Taiwan	1.33%
France	1.30%
Brazil	1.25%
Germany	1.19%
Hong Kong	1.04%
Other	10.59%

100.00%

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	October 26, 2012

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	October 26, 2012